UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

Nationwide Mutual Funds

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

July 31, 2013 (Unaudited)

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Alternatives Allocation Fund

Common Stocks 11.7%

	Shares	Market Value
Real Estate Investment Trusts (REITs) 9.6%
Abacus Property Group	7,565	$15,033
Acadia Realty Trust	1,624	41,867
Activia Properties, Inc.	5	35,731
Alexandria Real Estate Equities, Inc.	2,288	156,728
American Campus Communities, Inc.	3,284	126,138
Apartment Investment & Management Co., Class A	4,641	136,353
Artis Real Estate Investment Trust	1,900	26,953
Ascendas Real Estate Investment Trust	63,000	113,871
Ashford Hospitality Trust, Inc.	1,849	21,578
Associated Estates Realty Corp.	1,386	21,178
AvalonBay Communities, Inc.	3,943	533,646
Befimmo SCA Sicafi	410	28,060
Beni Stabili SpA	23,765	15,386
Big Yellow Group PLC	3,258	21,623
BioMed Realty Trust, Inc.	5,845	120,758
Boardwalk Real Estate Investment Trust	900	50,490
Boston Properties, Inc.	4,876	521,488
Brandywine Realty Trust	4,583	63,887
BRE Properties, Inc.	2,426	128,724
British Land Co. PLC	33,275	302,521
BWP Trust	10,844	24,007
Calloway Real Estate Investment Trust	1,800	44,286
Cambridge Industrial Trust	32,641	17,203
Camden Property Trust	2,694	190,035
Canadian Apartment Properties REIT	1,500	31,165
Canadian Real Estate Investment Trust	1,100	44,092
CapitaCommercial Trust	61,000	67,330
Capital Property Fund	53,199	56,416
CapitaMall Trust	80,000	127,498
CBL & Associates Properties, Inc.	5,114	116,446
CFS Retail Property Trust Group	76,463	140,846
Champion REIT	91,000	39,950
Charter Hall Retail REIT	9,274	32,170
Chartwell Retirement Residences	1,900	18,073
Cofinimmo	600	68,767
Colonial Properties Trust	2,682	64,931
Commonwealth Property Office Fund	66,148	68,688
CommonWealth REIT	3,706	85,497
Corio NV	2,977	129,807
Corporate Office Properties Trust	2,514	64,057
Cousins Properties, Inc.	2,871	29,428
CubeSmart	3,797	61,511
Daiwa Office Investment Corp.	7	25,614
DCT Industrial Trust, Inc.	7,562	56,791
DDR Corp.	7,233	123,540
Derwent London PLC	2,795	102,499
Dexus Property Group	146,817	138,392
DiamondRock Hospitality Co.	5,261	51,032
Digital Realty Trust, Inc.	4,066	224,809
Douglas Emmett, Inc.	4,179	104,517
Duke Realty Corp.	9,998	164,667
DuPont Fabros Technology, Inc.	1,846	42,292
EastGroup Properties, Inc.	859	53,138
Education Realty Trust, Inc.	2,762	26,046
Equity Lifestyle Properties, Inc.	2,416	92,992
Equity One, Inc.	1,894	43,827
Equity Residential	10,087	564,872
Essex Property Trust, Inc.	1,207	194,677
Eurocommercial Properties NV	1,047	39,841
Extra Space Storage, Inc.	3,379	142,087
Federal Realty Investment Trust	2,071	218,138
FelCor Lodging Trust, Inc.*	3,611	21,810
First Industrial Realty Trust, Inc.	2,993	48,965
First Potomac Realty Trust	1,448	19,649
Fonciere des Regions REG	1,165	95,566
Fountainhead Property Trust	32,369	25,399
Franklin Street Properties Corp.	2,224	29,601
Frasers Commercial Trust	12,000	12,310
Frontier Real Estate Investment Corp.	8	67,971
Fukuoka REIT Co.	3	22,794
Gecina SA	877	107,398
General Growth Properties, Inc.	14,055	291,501
Glimcher Realty Trust	4,241	47,669
Global One Real Estate Investment Corp.	3	16,691
Goodman Group	47,730	202,346
Goodman Property Trust	26,403	21,592
GPT Group	52,675	173,195
Great Portland Estates PLC	8,889	74,965
H&R Real Estate Investment Trust	4,080	85,842
Hammerson PLC	22,453	181,039
Hankyu REIT Inc.	2	9,871
HCP, Inc.	14,369	630,368
Health Care REIT, Inc.	9,253	596,726
Healthcare Realty Trust, Inc.	2,991	76,899
Hersha Hospitality Trust	4,158	24,407
Highwoods Properties, Inc.	2,833	102,781
Home Properties, Inc.	1,721	109,817
Hospitality Properties Trust	4,360	124,216
Host Hotels & Resorts, Inc.	23,371	417,406
Inland Real Estate Corp.	1,736	17,863
Intu Properties PLC	19,287	98,729
Investa Office Fund	18,800	49,837
Is Gayrimenkul Yatirim Ortakligi AS	10,765	7,736
Japan Excellent, Inc.	5	26,555
Japan Prime Realty Investment Corp.	26	71,095
Japan Real Estate Investment Corp.	20	210,902
Japan Retail Fund Investment Corp.	65	127,994
Kenedix Realty Investment Corp.	8	31,810
Kilroy Realty Corp.	2,305	120,644
Kimco Realty Corp.	12,917	291,278
Kite Realty Group Trust	1,398	8,066
Kiwi Income Property Trust	29,065	26,330
Klepierre	2,987	129,593
Land Securities Group PLC	25,406	367,260
LaSalle Hotel Properties	2,771	74,651
Liberty Property Trust	3,780	144,434
Link REIT (The)	71,500	349,127
LTC Properties, Inc.	916	35,422
Macerich Co. (The)	4,352	270,042

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Alternatives Allocation Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Mack-Cali Realty Corp.	2,544	$61,209
Mapletree Logistics Trust	36,000	30,179
Mercialys SA	551	10,761
Mid-America Apartment Communities, Inc.	1,359	91,800
Mori Hills REIT Investment Corp.	5	27,907
MORI TRUST Sogo Reit, Inc.	6	51,436
Nippon Building Fund, Inc.	22	239,126
Nomura Real Estate Office Fund, Inc.	9	39,314
Orix JREIT, Inc.	51	56,883
Parkway Properties, Inc.	1,254	21,945
Pebblebrook Hotel Trust	1,479	39,415
Pennsylvania Real Estate Investment Trust	1,828	37,840
Piedmont Office Realty Trust, Inc., Class A	5,343	96,655
Post Properties, Inc.	1,709	79,503
Premier Investment Corp.	6	23,179
Prologis, Inc.	15,680	601,485
PS Business Parks, Inc.	469	34,364
Public Storage	4,526	720,630
Ramco-Gershenson Properties Trust	1,364	21,128
Regency Centers Corp.	2,877	151,704
RioCan Real Estate Investment Trust	5,000	118,489
SA Corporate Real Estate Fund	31,111	12,204
Saul Centers, Inc.	328	14,885
Segro PLC	21,287	100,545
Senior Housing Properties Trust	5,987	150,573
Shaftesbury PLC	7,290	70,095
Simon Property Group, Inc.	9,728	1,557,064
SL Green Realty Corp.	2,876	260,709
Societe Immobiliere de Location pour l’Industrie et le Commerce	246	24,391
Sovran Self Storage, Inc.	807	55,764
Starhill Global REIT	29,000	18,713
Sun Communities, Inc.	938	45,418
Sunstone Hotel Investors, Inc.*	4,931	63,807
Suntec Real Estate Investment Trust	67,000	83,762
Sycom Property Fund	2,648	6,681
Tanger Factory Outlet Centers	3,197	103,679
Taubman Centers, Inc.	2,046	149,808
Tokyu REIT, Inc.	5	25,982
Top REIT, Inc.	4	16,955
UDR, Inc.	7,978	199,769
Unibail-Rodamco SE	3,081	748,580
United Urban Investment Corp.	72	89,419
Universal Health Realty Income Trust	347	15,084
Vastned Retail NV	535	22,796
Ventas, Inc.	9,251	608,161
Vornado Realty Trust	5,383	456,532
Washington Real Estate Investment Trust	1,832	49,244
Weingarten Realty Investors	3,741	117,168
Wereldhave NV	740	52,319
Westfield Group	64,863	654,191
Westfield Retail Trust	98,558	266,381
Workspace Group PLC	3,281	22,532

		21,130,312

Real Estate Management & Development 2.1%
Aeon Mall Co., Ltd.	3,630	90,272
Argosy Property Ltd.	14,216	11,067
Atrium European Real Estate Ltd.	5,530	31,038
Ayala Land, Inc.	161,400	111,674
BR Malls Participacoes SA	16,000	141,811
Brookfield Asset Management, Inc., Class A	17,800	658,727
Brookfield Office Properties, Inc.	7,800	132,063
CA Immobilien Anlagen AG*	2,046	25,740
Capital & Counties Properties PLC	17,060	93,838
CapitaLand Ltd.	80,000	202,944
Castellum AB	5,382	76,950
Central Pattana PCL	42,600	58,590
Daibiru Corp.	1,300	13,635
Echo Investment SA*	13,101	27,011
Fabege AB	4,199	47,339
First Capital Realty, Inc.	2,700	44,899
Forest City Enterprises, Inc., Class A*	4,662	81,678
Global Logistic Properties Ltd.	79,000	176,172
Grainger PLC	5,060	13,398
GuocoLand Ltd.	13,000	21,446
Hang Lung Group Ltd.	23,000	118,403
Hang Lung Properties Ltd.	59,000	190,990
Heiwa Real Estate Co., Ltd.	900	14,395
Hongkong Land Holdings Ltd.	37,000	249,702
Hulic Co., Ltd.	9,400	112,493
Hysan Development Co., Ltd.	18,342	77,828
Immofinanz AG*	32,761	134,175
Kerry Properties Ltd.	22,000	90,439
KLCC Property Holdings Bhd	11,600	23,457
Kungsleden AB	3,899	24,978
Mitsui Fudosan Co., Ltd.	28,000	843,984
NTT Urban Development Corp.	43	51,835
Precinct Properties New Zealand Ltd.	26,450	21,640
PSP Swiss Property AG REG*	1,349	119,078
Robinsons Land Corp.	52,700	27,621
Singapore Land Ltd.	3,000	21,539
SM Prime Holdings, Inc.	198,275	80,115
Swiss Prime Site AG REG*	1,973	145,097
Tokyu Land Corp.	14,000	133,266
United Industrial Corp. Ltd.	4,000	9,525
Wheelock & Co., Ltd.	26,000	135,212

		4,686,064

Total Common Stocks (cost $23,485,731)		25,816,376

U.S. Treasury Bonds 7.1%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bonds
0.13%, 04/15/16	$651,000	708,281
0.13%, 04/15/17	754,000	799,160
0.13%, 04/15/18	305,000	317,296
0.13%, 01/15/22	701,000	713,811
0.13%, 07/15/22	696,000	695,774
0.13%, 01/15/23	696,000	684,733
0.50%, 04/15/15	360,000	397,606
0.63%, 07/15/21(a)	608,300	655,527
0.63%, 02/15/43	271,000	227,770
0.75%, 02/15/42	392,000	350,950
1.13%, 01/15/21(a)	623,000	715,768
1.25%, 07/15/20(a)	549,000	642,484
1.38%, 07/15/18	254,000	301,993

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Alternatives Allocation Fund

U.S. Treasury Bonds (continued)

	Shares	Market Value
U.S. Treasury Inflation Indexed Bonds (continued)
1.38%, 01/15/20	322,000	$381,009
1.63%, 01/15/15	322,000	409,031
1.63%, 01/15/18	278,000	340,704
1.75%, 01/15/28	265,000	330,251
1.88%, 07/15/15	288,000	367,328
1.88%, 07/15/19	258,000	319,692
2.00%, 07/15/14	322,000	410,798
2.00%, 01/15/16	289,000	365,528
2.00%, 01/15/26	339,000	460,411
2.12%, 02/15/40	258,000	333,802
2.13%, 01/15/19	250,000	308,668
2.13%, 02/15/41	407,000	520,671
2.38%, 01/15/17	293,000	377,316
2.38%, 01/15/25	475,000	703,305
2.38%, 01/15/27	280,000	389,582
2.50%, 07/15/16	339,000	434,284
2.50%, 01/15/29	240,000	320,571
2.63%, 07/15/17	237,000	303,877
3.38%, 04/15/32	85,000	156,521
3.63%, 04/15/28	285,000	569,268
3.88%, 04/15/29	331,000	674,226

Total U.S. Treasury Bonds (cost $15,878,665)		15,687,996

U.S. Treasury Note 31.3%

	Principal Amount	Market Value
U.S. Treasury Note, 3.13%, 05/15/19	63,893,000	69,194,126

Total U.S. Treasury Note (cost $71,368,345)		69,194,126

Commodity-Linked Notes 4.3%

	Principal Amount	Market Value
Bank of America Corp. Commodity Note, one-month U.S. Dollar LIBOR due 05/01/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	$9,800,000	$7,444,351
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.10% due 10/31/13 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	350,000	211,132
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.10% due 03/24/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	300,000	232,479
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.10% due 04/01/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	440,000	350,689
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.10% due 05/30/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	250,000	218,019
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.10% due 08/04/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	290,000	287,352
UBS AG Commodity Note, one-month U.S. Dollar LIBOR due 04/24/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	250,000	186,948
UBS AG Commodity Note, one-month U.S. Dollar LIBOR due 06/20/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	250,000	218,130
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 08/22/14 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return)(b)(c)(d)	450,000	433,374

Total Commodity-Linked Notes (cost $12,380,000)		9,582,474

Purchased Options 0.0%†

	Number of Contracts	Market Value
Call Options 0.0%†
KLCI Index, Expires 08/30/13, Strike Price MYR 1,813.50*	50	7,612
KOSPI 200 Index, Expires 09/12/13, Strike Price KRW 243.50*	1	3,742
KOSPI 200 Index, Expires 09/12/13, Strike Price KRW 252.10*	31	50,272
KOSPI 200 Index, Expires 09/12/13, Strike Price KRW 249.20*	1	2,214
SET50 Index, Expires 09/27/13, Strike Price THB 910.28*	28	63,268

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Alternatives Allocation Fund

Purchased Options (continued)

	Number of Contracts	Market Value
Call Options (continued)
SET50 Index, Expires 09/27/13, Strike Price THB 1,002.50*	2	$1,311

Total Purchased Options (cost $1,884)		128,419

Mutual Fund 44.1%

	Shares	Market Value
Money Market Fund 44.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11% (e)	97,460,025	97,460,025

Total Mutual Fund (cost $97,460,025)		97,460,025

Total Investments (cost $220,574,650) (f) — 98.5%		217,869,416
Other assets in excess of liabilities — 1.5%		3,266,318

NET ASSETS — 100.0%		$221,135,734

*	Denotes a non-income producing security.
(a)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2013. The maturity date represents the actual maturity date.
(c)	Security is linked to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return. Security does not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index 3 Month Forward Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.
(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2013 was $9,582,474 which represents 4.33% of net assets.
(e)	Represents 7-day effective yield as of July 31, 2013.
(f)	At July 31, 2013, the tax basis cost of the Fund’s investments was $220,780,181, tax unrealized appreciation and depreciation were $3,133,246 and $(6,044,011), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AG	Stock Corporation
AS	Stock Corporation
Bhd	Public Limited Company
KLCI	Kuala Lumpur Composite Index
KOSPI	Korean Composite Stock Price Index
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
Ltd.	Limited
MYR	Malaysia Ringgit
NA	National Association
NV	Public Traded Company
PCL	Public Company Limited
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SCA	Limited partnership with share capital
SE	European Public Limited Liability Company
SET	Stock Exchange of Thailand
SpA	Limited Share Company
THB	Thailand Baht

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Alternatives Allocation Fund

At July 31, 2013, the Fund’s open written options contracts were as follows:

Put Options

Number of contracts	Description	Counterparty	Expiration Date	Premiums Paid/ (Received)	Value at July 31, 2013	Unrealized Appreciation/ (Depreciation)
50	KLCI Index (Strike Price MYR 1,813.50)	Credit Suisse International	08/30/13	$—	$(38,989)	$(38,989)
1	KOSPI 200 Index (Strike Price KRW 243.50)	Credit Suisse International	09/12/13	—	(1,414)	(1,414)
1	KOSPI 200 Index (Strike Price KRW 249.20)	Credit Suisse International	09/12/13	—	(2,415)	(2,415)
31	KOSPI 200 Index (Strike Price KRW 252.10)	Credit Suisse International	09/12/13	—	(96,356)	(96,356)
2	SET50 Index (Strike Price THB 1,002.50)	Credit Suisse International	09/27/13	—	(4,021)	(4,021)
28	SET50 Index (Strike Price THB 910.28)	Credit Suisse International	09/27/13	—	(19,192)	(19,192)

				$—	$(162,387)	$(162,387)

Amounts designated as “—” are zero or have been rounded to zero.

At July 31, 2013, the Fund’s open swap contracts were as follows:

Credit default swaps on sovereign issues — sell protection1

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of July 31, 2013[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	Federal Republic of Brazil	1.00%	$3,600,000	1.705%	12/20/17	$(12,140)	$(89,994)
Bank of America Corp.	Republic of Colombia	1.00%	100,000	1.121%	06/20/17	(1,696)	1,356
Bank of America Corp.	Republic of Indonesia	1.00%	3,600,000	1.700%	06/20/17	(119,627)	29,932
Bank of America Corp.	Republic of Indonesia	1.00%	1,400,000	1.894%	12/20/17	(28,708)	(21,600)
Bank of America Corp.	Republic of Philippines	1.00%	1,000,000	0.909%	06/20/17	(24,560)	29,193
Bank of America Corp.	Republic of Philippines	1.00%	500,000	1.034%	12/20/17	(5,387)	5,243
Credit Suisse International	Republic of Colombia	1.00%	100,000	1.033%	12/20/16	(3,104)	3,110
Credit Suisse International	Republic of Indonesia	1.00%	200,000	1.525%	12/20/16	(6,302)	3,083
Credit Suisse International	Republic of Indonesia	1.00%	100,000	1.618%	03/20/17	(2,317)	268
Credit Suisse International	Republic of Indonesia	1.00%	200,000	1.618%	03/20/17	(7,028)	2,928
Credit Suisse International	Republic of Panama	1.00%	100,000	0.984%	09/20/16	(60)	225
Credit Suisse International	Republic of Peru	1.00%	100,000	1.021%	09/20/16	(743)	795
Credit Suisse International	Republic of Peru	1.00%	500,000	1.021%	09/20/16	(6,062)	6,321
Credit Suisse International	Republic of Peru	1.00%	1,200,000	1.157%	06/20/17	(27,716)	21,960
Credit Suisse International	Republic of Philippines	1.00%	200,000	0.731%	09/20/16	(3,503)	5,407
Credit Suisse International	Republic of Philippines	1.00%	200,000	0.800%	12/20/16	(9,614)	11,188
Credit Suisse International	Republic of Turkey	1.00%	100,000	1.658%	09/20/16	(2,601)	706
Credit Suisse International	Republic of Turkey	1.00%	1,800,000	1.658%	09/20/16	(78,529)	44,415
Credit Suisse International	Republic of Turkey	1.00%	600,000	1.779%	03/20/17	(29,275)	13,589
Credit Suisse International	Republic of Venezuela	5.00%	100,000	8.461%	09/20/16	(10,667)	2,006
Credit Suisse International	Republic of Venezuela	5.00%	1,200,000	8.461%	09/20/16	(214,200)	110,262
Credit Suisse International	Republic of Venezuela	5.00%	100,000	8.552%	12/20/16	(12,118)	2,616
Credit Suisse International	Republic of Venezuela	5.00%	200,000	8.630%	03/20/17	(14,917)	(5,682)
Credit Suisse International	Russia Foreign Bond	1.00%	1,500,000	1.415%	09/20/16	(33,229)	15,849
Credit Suisse International	Russia Foreign Bond	1.00%	100,000	1.415%	09/20/16	(1,263)	104
Deutsche Bank AG	Federal Republic of Brazil	1.00%	1,100,000	1.457%	09/20/16	(7,230)	(6,935)
Deutsche Bank AG	Federal Republic of Brazil	1.00%	100,000	1.457%	09/20/16	(450)	(837)
Deutsche Bank AG	Federal Republic of Brazil	1.00%	4,100,000	1.606%	06/20/17	(85,846)	(2,600)
Deutsche Bank AG	Republic of Panama	1.00%	800,000	0.984%	09/20/16	(1,173)	2,493
Deutsche Bank AG	Republic of Peru	1.00%	2,400,000	1.251%	12/20/17	0	(22,759)
Deutsche Bank AG	Republic of Turkey	1.00%	200,000	1.779%	03/20/17	(12,288)	7,059

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Alternatives Allocation Fund

Credit default swaps on sovereign issues — sell protection1 (continued)

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of July 31, 2013[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Republic of Turkey	1.00%	$2,300,000	1.950%	12/20/17	$(59,929)	$(28,306)
Deutsche Bank AG	Republic of Venezuela	5.00%	3,600,000	8.699%	06/20/17	(354,393)	(44,650)
Deutsche Bank AG	Republic of Venezuela	5.00%	900,000	8.819%	12/20/17	(85,807)	(27,443)
Deutsche Bank AG	Russia Foreign Bond	1.00%	200,000	1.530%	03/20/17	(11,554)	8,046
Deutsche Bank AG	Russia Foreign Bond	1.00%	2,200,000	1.577%	06/20/17	(104,076)	58,972
Deutsche Bank AG	Russia Foreign Bond	1.00%	600,000	1.698%	12/20/17	(11,973)	(4,892)
Deutsche Bank AG	United Mexican States	1.00%	3,900,000	1.018%	06/20/17	(61,888)	63,794
UBS AG	Federal Republic of Brazil	1.00%	300,000	1.563%	03/20/17	(6,113)	509
UBS AG	Republic of Indonesia	1.00%	1,100,000	1.416%	09/20/16	(18,400)	5,682
UBS AG	Republic of Indonesia	1.00%	100,000	1.416%	09/20/16	(1,055)	(101)
UBS AG	Republic of Panama	1.00%	100,000	0.984%	09/20/16	(1,103)	1,268
UBS AG	Republic of Panama	1.00%	500,000	1.082%	03/20/17	(8,185)	7,300
UBS AG	Republic of Panama	1.00%	1,900,000	1.122%	06/20/17	(32,971)	26,365
UBS AG	Republic of Peru	1.00%	300,000	1.073%	12/20/16	(4,134)	3,751
UBS AG	Republic of Peru	1.00%	100,000	1.118%	03/20/17	(2,435)	2,133
UBS AG	Republic of Philippines	1.00%	100,000	0.731%	09/20/16	(961)	1,914
UBS AG	Republic of Philippines	1.00%	600,000	0.731%	09/20/16	(9,754)	15,467
UBS AG	Republic of Turkey	1.00%	100,000	1.658%	09/20/16	(2,985)	1,090
UBS AG	Republic of Turkey	1.00%	4,100,000	1.829%	06/20/17	(214,945)	93,098
UBS AG	Russia Foreign Bond	1.00%	300,000	1.477%	12/20/16	(9,978)	5,598

						$(1,764,992)	$359,296

Centrally cleared credit default swaps on credit indices — sell protection1

Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of July 31, 2013[3]	Termination Date	Upfront Premium (Received)/ Paid[4]	Unrealized Appreciation/ (Depreciation)
Markit CDX North America High Yield Index Series 20	5.00%	$33,060,000	3.660%	06/20/18	$1,103,374	$979,241

					$1,103,374	$979,241

CDX Credit Default Swap Index

1

The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

4	Upfront premiums generally related to payments received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

At July 31, 2013, the Fund has $370,000, $680,000 and $470,000 segregated as collateral with Bank of America Corp., Deutsche Bank AG, and UBS AG, respectively, for open credit default swap contracts.

Equity Swaps

Counterparty	Reference Entity	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Bovespa Index	08/14/13	BRL	6,875,005	$(214,531)
Credit Suisse International	BIST 30 Index	08/29/13	TRY	1,108,769	(2,999)
Credit Suisse International	RTS Index	09/16/13		$1,370,256	62,004
Credit Suisse International	WIG20 Index	09/20/13	PLN	572,100	(5,728)

					$(161,254)

BIST	Borsa Istanbul Stock Exchange
BRL	Brazilian Real
PLN	Poland Zloty
RTS	Russian Trading System
TRY	Turkish Lira
WIG	Warsaw Stock Exchange

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Alternatives Allocation Fund

At July 31, 2013, the Fund has $1,010,000 segregated as collateral with Credit Suisse International for open written options, credit default swaps, and equity swap contracts.

At July 31, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
13	Australian 10 Year Bond Future	09/16/13	$1,388,218	$(27,639)
15	Canadian 10 Year Bond Future	09/19/13	1,921,186	(69,595)
270	EURO-BOBL Future	09/06/13	45,193,852	(121,637)
48	FTSE/JSE Top 40 Future	09/19/13	1,783,378	13,940
72	H-Shares Index Future	08/29/13	4,487,235	(40,150)
9	Japan 10 Year Bond Treasury Future	09/10/13	13,201,716	90,846
16	Long GILT Future	09/26/13	2,742,631	(109,081)
47	Mexican Bolsa Index Future	09/20/13	1,508,202	45,280
96	MSCI Taiwan Index Future	08/29/13	2,730,240	(28,322)
137	SGX S&P CNX Nifty Future	08/29/13	1,582,898	(90,955)

			$76,539,556	$(337,313)

BOBL	Bundesobligationen (Federal Republic of Germany)
CNX	CRISIL NSE Index
FTSE	Financial Times Stock Exchange
GILT	Government Index-Linked Treasury
JSE	Johannesburg Stock Exchange
SGX	Singapore Exchange

At July 31, 2013, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Brazilian Real	Morgan Stanley Co., Inc.	08/02/13	(6,000,000)	$(2,662,880)	$(2,630,022)	$32,858
Czech Republic Koruna	Societe Generale	09/18/13	(2,200,000)	(114,250)	(112,816)	1,434
Hong Kong Dollar	Societe Generale	09/18/13	(3,000,000)	(386,533)	(386,892)	(359)
Taiwan Dollar	Societe Generale	09/18/13	(3,300,000)	(110,627)	(110,111)	516
Turkish Lira	Societe Generale	09/18/13	(200,000)	(105,960)	(102,376)	3,584

Total Short Contracts				$(3,380,250)	$(3,342,217)	$38,033

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Brazilian Real	Societe Generale	08/02/13	200,000	$89,633	$87,667	$(1,966)
Brazilian Real	UBS AG	08/02/13	5,800,000	2,556,502	2,542,354	(14,148)
Brazilian Real	Morgan Stanley Co., Inc.	09/04/13	6,000,000	2,646,144	2,610,452	(35,692)
Czech Republic Koruna	Societe Generale	09/18/13	2,200,000	112,839	112,816	(23)
Hong Kong Dollar	BNP Paribas	09/18/13	42,100,000	5,424,279	5,429,388	5,109
Hong Kong Dollar	Societe Generale	09/18/13	200,000	25,787	25,793	6
Hungarian Forint	Societe Generale	09/18/13	19,600,000	85,682	86,739	1,057
Indian Rupee	Citibank NA	09/18/13	92,400,000	1,599,031	1,500,177	(98,854)
Indian Rupee	Societe Generale	09/18/13	4,400,000	72,763	71,437	(1,326)
Korean Won	Societe Generale	09/23/13	3,748,000,000	3,364,755	3,326,279	(38,476)
Korean Won	Societe Generale	09/23/13	187,400,000	165,431	166,314	883

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Alternatives Allocation Fund

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Malaysian Ringgit	Nomura Securities Tokyo	09/18/13	3,300,000	$1,066,340	$1,014,440	$(51,900)
Mexican Peso	Morgan Stanley Co., Inc.	09/18/13	16,500,000	1,277,189	1,285,893	8,704
Mexican Peso	Societe Generale	09/18/13	1,100,000	87,658	85,726	(1,932)
Polish Zlotych	Societe Generale	09/18/13	1,200,000	368,064	374,335	6,271
South African Rand	Morgan Stanley Co., Inc.	09/18/13	15,400,000	1,485,554	1,550,348	64,794
South African Rand	Societe Generale	09/18/13	1,400,000	140,658	140,941	283
Taiwan Dollar	Citibank NA	09/18/13	82,500,000	2,792,823	2,752,774	(40,049)
Taiwan Dollar	Societe Generale	09/18/13	6,600,000	220,810	220,222	(588)
Thailand Baht	Societe Generale	09/18/13	3,500,000	112,280	111,512	(768)
Thailand Baht	Societe Generale	09/18/13	21,000,000	682,150	669,073	(13,077)
Turkish Lira	Societe Generale	09/18/13	1,100,000	570,510	563,069	(7,441)
Turkish Lira	Societe Generale	09/18/13	100,000	51,538	51,188	(350)

Total Long Contracts				$24,998,420	$24,778,937	$(219,483)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Alternatives Allocation Fund

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Commodity-Linked Notes	$—	$9,582,474	$—	$9,582,474
Common Stocks
Real Estate Investment Trusts (REITs)	14,316,623	6,813,689	—	21,130,312
Real Estate Management & Development	1,072,458	3,613,606	—	4,686,064

Total Common Stocks	$15,389,081	$10,427,295	$—	$25,816,376

Swap Contracts*	62,004	997,891	—	1,059,895
Forward Foreign Currency Contracts	—	125,499	—	125,499
Futures Contracts	150,066	—	—	150,066
Mutual Fund	97,460,025	—	—	97,460,025
Purchased Options	—	128,419	—	128,419
U.S. Treasury Bonds	—	15,687,996	—	15,687,996
U.S. Treasury Note	—	69,194,126	—	69,194,126

Total Assets	$113,061,176	$106,143,700	$—	$219,204,876

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Alternatives Allocation Fund

	Level 1	Level 2	Level 3	Total
Liabilities:
Swap Contracts*	$(223,258)	$(1,424,346)	$—	$(1,647,604)
Forward Foreign Currency Contracts	—	(306,949)	—	(306,949)
Futures Contracts	(487,379)	—	—	(487,379)
Written Options	—	(162,387)	—	(162,387)

Total Liabilities	$(710,637)	$(1,893,682)	$—	$(2,604,319)

Total	$112,350,539	$104,250,018	$—	$216,600,557

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, futures contracts, and forward foreign currency contracts.

Options

The Fund purchased and wrote call and put options, respectively, on foreign indices, and entered into closing transactions with respect to such options to terminate an existing position. Such call and put options are used to replicate the performance of an index. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the strike price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts.

When the Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position will reflect, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by the Fund include American-style options, which can be exercised at any time prior to the expiration date of the option. This is in contrast to European-style options which can only be exercised at expiration of the option.

The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to effect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than purchased options) expose the Fund to counterparty risk. To the extent required by Securities Exchange Commission (“SEC”) guidelines, the Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. The Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended July 31, 2013. Swap contracts are privately negotiated agreements between the Fund and a counterparty. The Fund uses credit default swap contracts to create synthetic long exposure to domestic indices and sovereign debt securities. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Alternatives Allocation Fund

As the seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) were to occur, the Fund either (i) pays to the buyer of protection an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swaps on sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. The Fund uses credit default swaps on sovereign issues to take a long position to replicate performance of a particular security.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swaps on indices is often less expensive than it would be to buy many issuer-specific credit default swaps to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Pricing services utilize comparisons to two valuation sources. If the valuations differ by more than 100 basis points against the notional amount, further investigation with the pricing services takes place. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on sovereign issues and credit indices, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2013 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as interest and credit derivatives. In a cleared derivative transaction, the Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared transaction. Only a limited number of transactions are currently eligible for clearing.

Equity Swaps. The Fund entered into equity swap contracts to invest in a market without owning or taking physical custody of securities in various circumstances. Equity swaps are also used to provide particular index exposure. The counterparty to an equity swap contract is a financial institution. The Fund’s equity swap contracts are structured in a manner in which the counterparty and the Fund each agree to pay the other party the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in the particular indices. The Fund has segregated liquid assets to cover its obligations under the equity swap contracts.

The Fund entered into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an equity swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Equity swaps are valued at the last quoted sales price on the valuation date and are generally categorized as Level 1 investments within the hierarchy.

Futures Contracts

The Fund is subject to equity price and interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to meet the Fund’s investment objectives and to obtain and/or manage exposure related to the value of equities and interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Alternatives Allocation Fund

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2013

Assets:		Fair Value
Swap Contracts*
Credit risk	Swap contracts	$997,891
Equity risk	Swap contracts	62,004

Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	59,220
Interest rate risk	Unrealized appreciation from futures contracts	90,846

Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	125,499

Total		$1,335,460

Liabilities:		Fair Value
Written Options
Equity risk	Written options, at value	$(162,387)

Swap Contracts*
Credit risk	Swap contracts	(1,424,346)
Equity risk	Swap contracts	(223,258)

Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	(159,427)
Interest rate risk	Unrealized depreciation from futures contracts	(327,952)

Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	(306,949)

Total		$(2,604,319)

*	Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Bond Fund

Asset-Backed Securities 0.7%

	Principal Amount	Market Value
Other 0.7%
Residential Asset Mortgage Products, Inc., Series 2002-RS1, Class AI5, 5.91%, 01/25/32(a)	$414,404	$368,718
Structured Asset Securities Corp., Series 2004-6XS, Class A6, 4.63%, 03/25/34(b)	210,295	209,266

		577,984

Total Asset-Backed Securities (cost $624,693)		577,984

Collateralized Mortgage Obligations 6.5%

	Principal Amount	Market Value
ABN Amro Mortgage Corp., Series 2003-8, Class A23, 5.50%, 06/25/33	28,730	28,735
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 4.82%, 10/25/34(b)	337,057	341,246
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 03/25/37	739,294	592,235
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-15, Class A7, 5.50%, 08/25/35	310,846	300,001
Federal National Mortgage Association REMICS Series 2003-33, Class LB, 5.50%, 05/25/23	1,960,297	2,124,783
Series 2009-42, Class AP, 4.50%, 03/25/39	1,482,776	1,565,138
MASTR Alternative Loans Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/35	759,951	717,610
Residential Funding Securities LLC, Series 2003-RM2, Class AI3, 4.50%, 05/25/33	107,109	107,096

Total Collateralized Mortgage Obligations (cost $5,748,813)		5,776,844

Commercial Mortgage Backed Securities 10.7%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM, 5.19%, 09/10/47(a)	1,000,000	1,074,642
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B, 5.70%, 12/10/49(a)	1,000,000	1,039,655
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A3, 5.69%, 09/15/40(a)	1,000,000	1,026,421
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 03/10/39	2,000,000	2,218,670
GS Mortgage Securities Corp. II, Series 2006-GG8, Class AM, 5.59%, 11/10/39	1,000,000	1,093,024
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2, 3.34%, 07/15/46(c)	2,000,000	2,099,112
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A3, 5.45%, 11/15/30(a)	1,000,000	1,004,075

Total Commercial Mortgage Backed Securities (cost $9,360,822)		9,555,599

Corporate Bonds 53.7%

	Principal Amount	Market Value
Airlines 2.5%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 01/15/23(c)	1,000,000	1,008,750
British Airways PLC, 5.63%, 06/20/20(c)	1,000,000	1,024,181
Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.90%, 01/02/17	151,760	156,692

		2,189,623

Beverages 1.4%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 01/15/19	1,000,000	1,270,046

Capital Markets 1.6%
FMR LLC, 7.49%, 06/15/19(c)	750,000	906,186
Morgan Stanley, 5.50%, 07/28/21	500,000	547,471

		1,453,657

Chemicals 1.0%
Mosaic Global Holdings, Inc., 7.30%, 01/15/28	750,000	898,072

Commercial Banks 7.1%
Bank of America NA, 6.10%, 06/15/17	750,000	838,350
CoBank ACB, 7.88%, 04/16/18(c)	850,000	1,043,413

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Banks (continued)
HSBC Holdings PLC, 6.80%, 06/01/38	$750,000	$887,284
Huntington Bancshares, Inc., 7.00%, 12/15/20	500,000	591,185
ING Bank NV, 5.13%, 05/01/15(c)	1,000,000	1,031,380
Nordea Bank AB, 4.88%, 05/13/21(c)	1,000,000	1,041,606
Sovereign Bank, 8.75%, 05/30/18	750,000	885,048

		6,318,266

Computers & Peripherals 1.1%
Digital Equipment Corp., 7.75%, 04/01/23	825,000	948,288

Diversified Financial Services 4.7%
General Electric Capital Corp. 5.30%, 02/11/21	500,000	546,815
4.65%, 10/17/21	750,000	800,875
Hyundai Capital Services, Inc., 3.50%, 09/13/17(c)	1,000,000	1,025,000
JPMorgan Chase & Co., Series 1, 7.90%, 04/30/18(d)	1,000,000	1,113,750
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	500,000	692,035

		4,178,475

Diversified Telecommunication Services 1.1%
Qwest Corp., 6.88%, 09/15/33	1,000,000	990,000

Electric Utilities 1.2%
PSEG Power LLC, 5.32%, 09/15/16	1,000,000	1,105,013

Energy Equipment & Services 1.2%
Weatherford International Ltd., 6.75%, 09/15/40	1,000,000	1,059,971

Food & Staples Retailing 1.2%
CVS Pass-Through Trust, 6.94%, 01/10/30	871,010	1,024,042

Gas Utilities 4.1%
DCP Midstream Operating LP, 3.88%, 03/15/23	1,000,000	933,561
Kinder Morgan Energy Partners LP, 6.95%, 01/15/38	500,000	588,092
Rockies Express Pipeline LLC, 3.90%, 04/15/15(c)	1,000,000	1,005,000
Sunoco Logistics Partners Operations LP, 5.50%, 02/15/20	1,000,000	1,097,859

		3,624,512

Health Care Providers & Services 1.6%
Express Scripts Holding Co., 4.75%, 11/15/21	500,000	538,471
Hospira, Inc., 6.05%, 03/30/17	850,000	910,264

		1,448,735

Industrial Conglomerates 1.5%
Eaton Corp., 8.88%, 06/15/19	1,000,000	1,286,511

Insurance 2.0%
Liberty Mutual Group, Inc., 4.95%, 05/01/22(c)	850,000	882,727
Oil Insurance Ltd., 3.26%, 09/03/13(c)(d)	1,000,000	927,500

		1,810,227

Media 2.5%
NBCUniversal Enterprise, Inc., 1.97%, 04/15/19(c)	1,000,000	976,130
Time Warner Cable, Inc., 4.00%, 09/01/21	500,000	474,334
Time Warner, Inc., 3.15%, 07/15/15	750,000	783,918

		2,234,382

Metals & Mining 3.2%
Anglo American Capital PLC, 9.38%, 04/08/19(c)	550,000	694,341
AngloGold Ashanti Holdings PLC, 5.38%, 04/15/20	500,000	421,551
Barrick Gold Corp., 6.95%, 04/01/19	750,000	821,011
Freeport-McMoRan Copper & Gold, Inc., 2.38%, 03/15/18(c)	1,000,000	947,340

		2,884,243

Multiline Retail 0.8%
Wal-Mart Stores, Inc., 5.63%, 04/15/41	625,000	728,418

Oil, Gas & Consumable Fuels 9.3%
Anadarko Petroleum Corp., 6.95%, 06/15/19	800,000	969,847
Apache Corp., 4.75%, 04/15/43	650,000	626,340
Devon Energy Corp., 4.00%, 07/15/21	750,000	776,681

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp., 3.70%, 12/01/22	$1,000,000	$943,723
Petrobras International Finance Co., 3.88%, 01/27/16	1,000,000	1,029,784
Pride International, Inc., 6.88%, 08/15/20	1,000,000	1,200,145
Rowan Cos., Inc., 5.00%, 09/01/17	1,000,000	1,089,124
Transocean, Inc., 6.38%, 12/15/21	1,425,000	1,607,970

		8,243,614

Pharmaceuticals 1.1%
AbbVie, Inc., 2.90%, 11/06/22(c)	1,000,000	948,835

Real Estate Investment Trusts (REITs) 2.3%
Highwoods Realty LP, 5.85%, 03/15/17	1,000,000	1,098,795
ProLogis LP, 6.63%, 12/01/19	850,000	988,182

		2,086,977

Road & Rail 0.4%
Federal Express Corp. 1993 Pass Through Trust, Series B2, 7.63%, 01/01/15	331,928	348,721

Tobacco 0.8%
Reynolds American, Inc., 7.63%, 06/01/16	600,000	699,377

Total Corporate Bonds (cost $46,096,749)		47,780,005

Municipal Bonds 2.4%

	Principal Amount	Market Value

California 1.6%
Northern California Power Agency, Series B, 7.31%, 06/01/40	500,000	577,040
State of California, 5.70%, 11/01/21	750,000	871,387

		1,448,427

District of Columbia 0.8%
Metropolitan Washington Airports Authority, 7.46%, 10/01/46	600,000	703,128

Total Municipal Bonds (cost $2,173,717)		2,151,555

U.S. Government Mortgage Backed Agencies 3.9%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E01443, 3.50%, 07/01/18	621,852	650,370
Federal National Mortgage Association Pool
Pool# 383661 6.62%, 06/01/16	1,627,369	1,853,028
Pool# 386905 5.00%, 04/01/19	843,001	942,369

Total U.S. Government Mortgage Backed Agencies (cost $3,050,806)		3,445,767

U.S. Treasury Bonds 7.1%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bonds 2.00%, 01/15/14	3,000,000	3,831,799
2.13%, 01/15/19	2,000,000	2,469,347

Total U.S. Treasury Bonds (cost $6,039,008)		6,301,146

U.S. Treasury Note 3.5%

	Principal Amount	Market Value
U.S. Treasury Note, 0.88%, 04/30/17	3,150,000	3,143,109

Total U.S. Treasury Note (cost $3,160,629)		3,143,109

Yankee Dollar 0.7%

	Principal Amount	Market Value

Oil, Gas & Consumable Fuels 0.7%
Nexen, Inc., 6.40%, 05/15/37	600,000	662,112

Total Yankee Dollar (cost $609,929)		662,112

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Fund

Mutual Fund 5.6%

	Shares	Market Value
Money Market Fund 5.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11% (e)	4,946,062	$4,946,062

Total Mutual Fund (cost $4,946,062)		4,946,062

Total Investments (cost $81,811,228) (f) — 94.8%		84,340,183
Other assets in excess of liabilities — 5.2%		4,619,668

NET ASSETS — 100.0%		$88,959,851

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2013. The maturity date represents the actual maturity date.
(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2013.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2013 was $15,561,501 which represents 17.49% of net assets.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2013. The maturity date reflects the next call date.
(e)	Represents 7-day effective yield as of July 31, 2013.
(f)	At July 31, 2013, the tax basis cost of the Fund’s investments was $81,811,228, tax unrealized appreciation and depreciation were $3,636,022 and $(1,107,067), respectively.

AB	Stock Company
ACB	Agricultural Credit Bank
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$577,984	$—	$577,984
Collateralized Mortgage Obligations	—	5,776,844	—	5,776,844
Commercial Mortgage Backed Securities	—	9,555,599	—	9,555,599
Corporate Bonds	—	47,780,005	—	47,780,005
Municipal Bonds	—	2,151,555	—	2,151,555
Mutual Fund	4,946,062	—	—	4,946,062
U.S. Government Mortgage Backed Agencies	—	3,445,767	—	3,445,767
U.S. Treasury Bonds	—	6,301,146	—	6,301,146
U.S. Treasury Note	—	3,143,109	—	3,143,109
Yankee Dollar	—	662,112	—	662,112

Total	$4,946,062	$79,394,121	$—	$84,340,183

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Asset-Backed Securities 0.2%

	Principal Amount	Market Value
Automobiles 0.1%
Ally Auto Receivables Trust, Series 2012-4, Class A4, 0.80%, 10/16/17	$1,000,000	$993,530
Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.94%, 12/15/17	700,000	710,733

		1,704,263

Credit Card 0.1%
Chase Issuance Trust, Series 2012-A8, Class A8, 0.54%, 10/16/17	500,000	497,690
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3, 5.30%, 03/15/18	750,000	834,741

		1,332,431

Total Asset-Backed Securities (cost $3,057,485)		3,036,694

Commercial Mortgage Backed Securities 1.8%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4, 5.45%, 01/15/49	1,630,000	1,805,006
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class AJ, 4.75%, 06/11/41	1,384,000	1,402,333
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4, 4.98%, 05/10/43(a)	2,000,000	2,115,594
Commercial Mortgage Trust, Series 2007-GG9, Class AM, 5.48%, 03/10/39	2,000,000	2,132,761
CW Capital Cobalt Ltd., Series 2007-C3, Class A4, 5.77%, 05/15/46(a)	1,490,000	1,672,860
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42(a)	1,546,000	1,647,860
Series 2006-LDP7, Class A4, 5.86%, 04/15/45(a)	1,000,000	1,106,827
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	2,000,000	2,212,657
Series 2007-CB18, Class AM, 5.47%, 06/12/47(a)	300,000	328,343
Series 2011-C5, Class A3, 4.17%, 08/15/46	600,000	631,742
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 5.90%, 08/12/49(a)	857,000	972,185
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5, 5.73%, 05/15/43(a)	1,900,000	2,100,630
Series 2007-C31, Class A4, 5.51%, 04/15/47	2,000,000	2,206,532
Series 2007-C33, Class A4, 5.92%, 02/15/51(a)	1,395,000	1,559,944

Total Commercial Mortgage Backed Securities (cost $19,329,218)		21,895,274

Corporate Bonds 23.1%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
Boeing Co. (The), 4.88%, 02/15/20	200,000	227,112
Embraer SA, 5.15%, 06/15/22	250,000	251,645
General Dynamics Corp. 3.88%, 07/15/21(b)	150,000	157,661
2.25%, 11/15/22	350,000	317,847
L-3 Communications Corp. 3.95%, 11/15/16	300,000	319,366
4.95%, 02/15/21	250,000	265,082
Lockheed Martin Corp., 4.07%, 12/15/42	391,000	345,965
Northrop Grumman Corp. 3.50%, 03/15/21	250,000	252,943
4.75%, 06/01/43	250,000	242,014
Raytheon Co.
6.40%, 12/15/18	144,000	174,221
3.13%, 10/15/20	250,000	253,406
Rockwell Collins, Inc., 5.25%, 07/15/19	70,000	79,927
United Technologies Corp. 4.88%, 05/01/15	460,000	494,119
6.13%, 07/15/38	150,000	186,945
4.50%, 06/01/42	500,000	501,923

		4,070,176

Airlines 0.1%
American Airlines Pass Through Trust, Series 2013-2, Class A, 4.95%, 07/15/24(c)	500,000	504,375
Delta Air Lines Pass Through Trust, Series 2012-1A, Class A, 4.75%, 05/07/20	241,073	257,948
Southwest Airlines Co., 5.13%, 03/01/17	103,000	111,724

		874,047

Auto Components 0.0%†
Johnson Controls, Inc. 4.25%, 03/01/21	100,000	104,318
3.75%, 12/01/21	400,000	404,172

		508,490

Automobiles 0.0%†
Ford Motor Co., 7.45%, 07/16/31	350,000	430,604

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Beverages 0.6%
Anheuser-Busch Cos. LLC 5.00%, 03/01/19	$164,000	$185,428
5.75%, 04/01/36	151,000	172,129
6.00%, 11/01/41	103,000	123,155
Anheuser-Busch InBev Worldwide, Inc. 0.80%, 07/15/15	500,000	501,435
1.38%, 07/15/17	750,000	745,994
7.75%, 01/15/19	500,000	635,023
5.38%, 01/15/20	350,000	404,288
5.00%, 04/15/20	200,000	225,728
Beam, Inc., 5.38%, 01/15/16	105,000	114,919
Coca-Cola Co. (The) 1.80%, 09/01/16	578,000	593,402
3.15%, 11/15/20	450,000	462,588
Diageo Capital PLC 1.13%, 04/29/18	350,000	338,162
4.83%, 07/15/20	400,000	449,704
Diageo Finance BV, 5.30%, 10/28/15	451,000	496,289
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	250,000	247,420
Molson Coors Brewing Co., 3.50%, 05/01/22(b)	250,000	246,409
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	144,000	185,199
PepsiAmericas, Inc., 4.88%, 01/15/15	208,000	220,827
PepsiCo, Inc. 7.90%, 11/01/18	500,000	641,846
3.13%, 11/01/20	200,000	203,133
3.60%, 08/13/42	300,000	252,807

		7,445,885

Biotechnology 0.2%
Amgen, Inc. 2.30%, 06/15/16	200,000	206,521
3.45%, 10/01/20	200,000	202,360
6.40%, 02/01/39	300,000	346,508
5.15%, 11/15/41	350,000	347,099
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	100,000	102,500
Celgene Corp. 3.95%, 10/15/20	250,000	258,647
3.25%, 08/15/22	200,000	191,758
Genentech, Inc., 5.25%, 07/15/35	62,000	67,208
Gilead Sciences, Inc. 3.05%, 12/01/16	100,000	106,080
4.50%, 04/01/21	100,000	107,963
4.40%, 12/01/21(b)	400,000	429,567

		2,366,211

Building Products 0.0%†
Owens Corning, 9.00%, 06/15/19	17,000	20,867

Capital Markets 1.2%
Ameriprise Financial, Inc., 5.30%, 03/15/20	100,000	114,061
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	256,000	271,806
5.30%, 10/30/15	123,000	134,202
4.65%, 07/02/18	246,000	266,554
Charles Schwab Corp. (The), 2.20%, 07/25/18	150,000	150,035
Credit Suisse USA, Inc. 5.85%, 08/16/16	300,000	338,126
7.13%, 07/15/32	195,000	255,754
Deutsche Bank AG, 3.25%, 01/11/16(b)	500,000	524,579
Franklin Resources, Inc., 2.80%, 09/15/22	250,000	235,633
Goldman Sachs Group, Inc. (The) 5.13%, 01/15/15	461,000	486,344
5.35%, 01/15/16	453,000	493,088
3.63%, 02/07/16	430,000	450,746
5.63%, 01/15/17(b)	850,000	925,830
6.00%, 06/15/20	500,000	569,639
5.25%, 07/27/21	300,000	323,413
5.75%, 01/24/22	250,000	277,688
3.63%, 01/22/23	500,000	477,608
6.13%, 02/15/33	200,000	220,028
6.75%, 10/01/37	700,000	733,762
Jefferies Group LLC 6.88%, 04/15/21	250,000	278,543
5.13%, 01/20/23(b)	250,000	251,516
Morgan Stanley 6.00%, 04/28/15	300,000	322,587
3.45%, 11/02/15	200,000	207,208
1.75%, 02/25/16	500,000	498,862
3.80%, 04/29/16	200,000	209,954
5.45%, 01/09/17	845,000	924,202
4.75%, 03/22/17	500,000	537,810
2.13%, 04/25/18	250,000	241,987
7.30%, 05/13/19	400,000	474,312
5.63%, 09/23/19	800,000	885,858
5.50%, 07/28/21	150,000	164,241
3.75%, 02/25/23	250,000	239,630
4.10%, 05/22/23	350,000	326,243
7.25%, 04/01/32	226,000	277,309
Nomura Holdings, Inc., 4.13%, 01/19/16	350,000	366,582
UBS AG 5.88%, 07/15/16	679,000	750,343
5.88%, 12/20/17	250,000	288,850

		14,494,933

Chemicals 0.4%
Air Products & Chemicals, Inc., 1.20%, 10/15/17	500,000	489,819
Albemarle Corp., 5.10%, 02/01/15	82,000	86,992
CF Industries, Inc., 3.45%, 06/01/23	350,000	330,565
Dow Chemical Co. (The) 4.13%, 11/15/21	150,000	155,552
9.40%, 05/15/39	200,000	297,632
4.38%, 11/15/42	350,000	312,304
E.I. du Pont de Nemours & Co. 5.25%, 12/15/16	265,000	300,452

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Chemicals (continued)
4.90%, 01/15/41	$200,000	$207,519
Eastman Chemical Co., 3.60%, 08/15/22	400,000	391,735
Ecolab, Inc., 4.35%, 12/08/21	100,000	105,630
Lubrizol Corp. 5.50%, 10/01/14	196,000	207,438
6.50%, 10/01/34	103,000	128,543
LYB International Finance BV, 4.00%, 07/15/23	500,000	496,212
LyondellBasell Industries NV, 6.00%, 11/15/21	400,000	453,500
Praxair, Inc. 4.05%, 03/15/21	150,000	159,243
3.00%, 09/01/21	300,000	296,109

		4,419,245

Commercial Banks 3.1%
Abbey National Treasury Services PLC, 4.00%, 04/27/16	125,000	132,994
American Express Centurion Bank, 0.88%, 11/13/15	700,000	698,956
Banco do Brasil SA, 3.88%, 10/10/22	300,000	265,944
Bank of America Corp., 4.10%, 07/24/23(b)	500,000	498,644
Bank of America NA 6.00%, 06/15/16	205,000	226,592
5.30%, 03/15/17	500,000	545,781
Bank of New York Mellon Corp. (The) 1.20%, 02/20/15	750,000	755,610
2.30%, 07/28/16	450,000	465,235
Bank of Nova Scotia, 2.90%, 03/29/16	900,000	940,469
Bank One Corp., 8.00%, 04/29/27	202,000	261,587
Barclays Bank PLC 2.75%, 02/23/15	500,000	513,412
5.14%, 10/14/20	250,000	258,583
BB&T Corp., 2.15%, 03/22/17	650,000	657,384
BNP Paribas SA 3.60%, 02/23/16(b)	250,000	263,767
2.38%, 09/14/17	500,000	503,906
Canadian Imperial Bank of Commerce, 1.35%, 07/18/16	500,000	502,198
Capital One Financial Corp. 2.15%, 03/23/15	500,000	508,055
5.25%, 02/21/17	211,000	232,864
Comerica, Inc., 4.80%, 05/01/15	123,000	129,327
Commonwealth Bank of Australia, 1.90%, 09/18/17	500,000	500,491
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.38%, 01/19/17	250,000	263,779
1.70%, 03/19/18	250,000	245,080
3.88%, 02/08/22	500,000	503,308
5.25%, 05/24/41	125,000	130,123
Credit Suisse, 4.38%, 08/05/20	400,000	428,146
Credit Suisse/New York, 3.50%, 03/23/15	250,000	261,008
Deutsche Bank Financial LLC, 5.38%, 03/02/15	123,000	129,833
Discover Bank, 7.00%, 04/15/20	300,000	353,858
Export-Import Bank of Korea 4.00%, 01/29/21	350,000	353,536
5.00%, 04/11/22	250,000	269,251
Fifth Third Bancorp
3.63%, 01/25/16	400,000	422,037
3.50%, 03/15/22	300,000	298,595
Goldman Sachs Group, Inc. (The), 2.90%, 07/19/18	500,000	500,342
HSBC Bank USA NA, 5.88%, 11/01/34	498,000	531,833
HSBC Holdings PLC 4.00%, 03/30/22	500,000	508,652
6.50%, 09/15/37	300,000	342,155
Intesa Sanpaolo SpA, 3.88%, 01/16/18	500,000	486,442
JPMorgan Chase Bank NA 6.00%, 07/05/17	530,000	601,865
6.00%, 10/01/17	750,000	856,315
KeyCorp, 5.10%, 03/24/21	150,000	165,813
Korea Development Bank (The), 3.25%, 03/09/16	500,000	518,802
Korea Finance Corp., 4.63%, 11/16/21	200,000	210,263
Kreditanstalt fuer Wiederaufbau 4.13%, 10/15/14	492,000	513,505
4.38%, 07/21/15	1,405,000	1,507,641
0.50%, 09/30/15	500,000	499,773
5.13%, 03/14/16	400,000	446,284
2.00%, 06/01/16	500,000	515,942
4.38%, 03/15/18	800,000	903,046
1.00%, 06/11/18(b)	1,000,000	972,334
2.75%, 09/08/20	800,000	820,998
Landwirtschaftliche Rentenbank 2.13%, 07/15/16	250,000	258,923
5.13%, 02/01/17	600,000	684,099
Mellon Funding Corp., 5.00%, 12/01/14	185,000	195,245
National Australia Bank Ltd. 1.60%, 08/07/15	500,000	506,234
1.30%, 07/25/16	500,000	500,415
National City Corp., 4.90%, 01/15/15	246,000	260,084
Oesterreichische Kontrollbank AG 4.50%, 03/09/15	414,000	440,599
4.88%, 02/16/16	250,000	275,841
PNC Bank NA, 2.95%, 01/30/23	350,000	322,970
PNC Funding Corp. 5.25%, 11/15/15	246,000	268,016
5.13%, 02/08/20	400,000	446,078
Royal Bank of Canada 1.45%, 10/30/14	700,000	708,508
2.20%, 07/27/18	500,000	499,180
Royal Bank of Scotland Group PLC, 2.55%, 09/18/15	750,000	765,868
Royal Bank of Scotland PLC (The), 4.38%, 03/16/16(b)	500,000	535,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Banks (continued)
State Street Bank & Trust Co., 5.30%, 01/15/16	$200,000	$218,975
State Street Corp., 4.38%, 03/07/21	300,000	323,927
Sumitomo Mitsui Banking Corp., 1.80%, 07/18/17(b)	500,000	494,619
SunTrust Banks, Inc. 3.60%, 04/15/16	150,000	158,688
3.50%, 01/20/17	350,000	367,397
Toronto-Dominion Bank (The) 2.38%, 10/19/16	250,000	259,277
1.40%, 04/30/18	250,000	243,195
US Bancorp 1.65%, 05/15/17	350,000	349,424
4.13%, 05/24/21	100,000	105,678
2.95%, 07/15/22	300,000	284,461
US Bank NA 4.95%, 10/30/14	185,000	194,655
4.80%, 04/15/15	92,000	97,969
Wachovia Bank NA, 6.60%, 01/15/38	425,000	520,607
Wells Fargo & Co. 3.68%, 06/15/16(d)	550,000	586,566
5.13%, 09/15/16	144,000	159,568
1.50%, 01/16/18	750,000	733,021
4.60%, 04/01/21	500,000	542,465
Series M, 3.45%, 02/13/23	250,000	238,753
5.38%, 02/07/35	318,000	341,656
Wells Fargo Capital X, 5.95%, 12/01/86	350,000	346,938
Westpac Banking Corp. 4.20%, 02/27/15	500,000	527,032
2.00%, 08/14/17	500,000	502,606
2.25%, 07/30/18	500,000	498,011

		38,184,906

Commercial Services & Supplies 0.2%
ADT Corp. (The) 2.25%, 07/15/17	200,000	201,318
4.13%, 06/15/23	250,000	233,430
GATX Corp., 2.38%, 07/30/18	250,000	246,493
Republic Services, Inc., 5.25%, 11/15/21	600,000	658,432
Science Applications International Corp., 5.50%, 07/01/33	123,000	118,308
Waste Management, Inc. 6.38%, 03/11/15	800,000	866,186
7.00%, 07/15/28	113,000	142,733

		2,466,900

Communications Equipment 0.1%
Cisco Systems, Inc. 5.50%, 02/22/16	750,000	839,546
4.95%, 02/15/19	335,000	384,488
5.50%, 01/15/40	250,000	282,728
Motorola Solutions, Inc., 7.50%, 05/15/25	144,000	173,685
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	150,000	148,703

		1,829,150

Computers & Peripherals 0.2%
Apple, Inc. 1.00%, 05/03/18	500,000	481,554
3.85%, 05/04/43	500,000	433,998
Dell, Inc. 4.63%, 04/01/21(b)	100,000	94,745
7.10%, 04/15/28	144,000	145,905
EMC Corp., 1.88%, 06/01/18	500,000	496,796
Hewlett-Packard Co. 2.35%, 03/15/15	400,000	406,664
5.50%, 03/01/18	335,000	375,009
4.65%, 12/09/21(b)	500,000	507,114

		2,941,785

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	95,874

Construction Materials 0.0%†
CRH America, Inc., 6.00%, 09/30/16	465,000	526,142

Consumer Finance 0.6%
American Express Co. 6.15%, 08/28/17	125,000	144,953
1.55%, 05/22/18	250,000	243,811
2.65%, 12/02/22	190,000	177,626
6.80%, 09/01/66(a)	210,000	224,437
American Express Credit Corp., 2.75%, 09/15/15	400,000	415,001
Boeing Capital Corp., 2.90%, 08/15/18	600,000	626,893
Capital One Bank USA NA, 3.38%, 02/15/23	250,000	236,895
Ford Motor Credit Co. LLC 2.50%, 01/15/16(b)	250,000	253,497
1.70%, 05/09/16	500,000	496,899
4.25%, 02/03/17	500,000	527,303
2.38%, 01/16/18(b)	750,000	737,835
5.88%, 08/02/21	500,000	555,522
HSBC Finance Corp., 6.68%, 01/15/21	356,000	402,771
John Deere Capital Corp. 0.70%, 09/04/15	500,000	500,503
1.30%, 03/12/18	400,000	391,289
Toyota Motor Credit Corp. 1.25%, 11/17/14	250,000	252,423
0.88%, 07/17/15	600,000	603,529
4.50%, 06/17/20	250,000	273,216

		7,064,403

Distributors 0.0%†
Arrow Electronics, Inc., 4.50%, 03/01/23	250,000	247,248

Diversified Financial Services 2.1%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	62,000	71,717

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Financial Services (continued)
Associates Corp. of North America, 6.95%, 11/01/18	$236,000	$280,050
AXA Financial, Inc., 7.00%, 04/01/28	92,000	102,372
Bank of America Corp. 4.75%, 08/01/15	431,000	458,509
5.25%, 12/01/15	513,000	551,829
Series 1, 3.75%, 07/12/16	750,000	791,165
5.63%, 10/14/16	440,000	490,056
3.88%, 03/22/17	500,000	528,254
2.00%, 01/11/18	300,000	292,200
Series L, 5.65%, 05/01/18	1,635,000	1,833,822
5.63%, 07/01/20	250,000	279,190
5.00%, 05/13/21	500,000	538,165
5.70%, 01/24/22	250,000	280,593
3.30%, 01/11/23	250,000	234,978
5.88%, 02/07/42	250,000	279,120
Caterpillar Financial Services Corp. 1.13%, 12/15/14	500,000	504,157
5.50%, 03/15/16	205,000	228,105
Citigroup, Inc. 5.50%, 10/15/14	100,000	105,204
5.30%, 01/07/16	571,000	619,692
3.95%, 06/15/16	675,000	714,342
5.85%, 08/02/16	287,000	319,362
4.45%, 01/10/17	750,000	807,390
6.13%, 11/21/17	500,000	572,362
1.75%, 05/01/18	750,000	722,228
5.38%, 08/09/20	500,000	560,700
3.38%, 03/01/23	350,000	334,800
6.63%, 06/15/32	232,000	248,881
5.88%, 02/22/33	82,000	81,425
5.85%, 12/11/34	375,000	399,865
5.88%, 05/29/37	200,000	218,711
General Electric Capital Corp. 4.88%, 03/04/15	431,000	458,519
5.00%, 01/08/16	205,000	224,087
1.50%, 07/12/16	500,000	502,463
5.40%, 02/15/17	415,000	463,505
2.30%, 04/27/17	500,000	508,154
5.63%, 09/15/17	550,000	626,083
1.60%, 11/20/17(b)	500,000	492,115
5.63%, 05/01/18	500,000	574,584
5.30%, 02/11/21	250,000	273,407
3.15%, 09/07/22	500,000	472,872
3.10%, 01/09/23	500,000	469,696
Series A, 6.75%, 03/15/32	367,000	441,896
6.15%, 08/07/37	750,000	854,265
6.38%, 11/15/67(a)	350,000	372,750
Goldman Sachs Capital I, 6.35%, 02/15/34	200,000	198,000
JPMorgan Chase & Co. 3.70%, 01/20/15	605,000	631,095
4.75%, 03/01/15	176,000	186,152
5.15%, 10/01/15	349,000	376,832
1.10%, 10/15/15	500,000	499,875
3.15%, 07/05/16	400,000	418,279
4.63%, 05/10/21	500,000	536,406
3.20%, 01/25/23	750,000	711,417
3.38%, 05/01/23	500,000	464,880
5.60%, 07/15/41	600,000	667,879
Moody’s Corp., 4.50%, 09/01/22	100,000	101,237
Murray Street Investment Trust I, 4.65%, 03/09/17(d)	500,000	534,819
National Rural Utilities Cooperative Finance Corp. 5.45%, 04/10/17	400,000	454,900
Series C, 8.00%, 03/01/32	111,000	153,215
Western Union Co. (The), 6.20%, 11/17/36	200,000	197,172

		26,315,798

Diversified Telecommunication Services 1.0%
AT&T, Inc. 5.10%, 09/15/14	597,000	627,105
0.90%, 02/12/16	500,000	498,409
5.63%, 06/15/16	205,000	230,014
2.40%, 08/15/16	250,000	258,302
6.55%, 02/15/39	310,000	359,893
5.35%, 09/01/40	275,000	279,228
5.55%, 08/15/41	250,000	259,710
4.30%, 12/15/42	417,000	365,171
4.35%, 06/15/45	1,171,000	1,014,737
BellSouth Corp., 5.20%, 09/15/14	349,000	365,347
British Telecommunications PLC 1.63%, 06/28/16	500,000	504,584
9.63%, 12/15/30	191,000	291,636
Corning, Inc., 4.75%, 03/15/42	150,000	147,782
Deutsche Telekom International Finance BV 5.75%, 03/23/16	273,000	303,637
8.75%, 06/15/30	256,000	359,512
Embarq Corp., 8.00%, 06/01/36	350,000	367,446
France Telecom SA 2.75%, 09/14/16	500,000	518,227
8.50%, 03/01/31	283,000	391,029
GTE Corp. 6.84%, 04/15/18	144,000	171,972
6.94%, 04/15/28	103,000	123,692
Telecom Italia Capital SA 4.95%, 09/30/14	205,000	211,018
5.25%, 10/01/15	730,000	767,112
6.00%, 09/30/34	260,000	227,468

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services (continued)
Telefonica Emisiones SAU 6.42%, 06/20/16	$730,000	$803,265
5.46%, 02/16/21	500,000	520,919
4.57%, 04/27/23	200,000	193,675
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	164,000	174,198
Verizon Communications, Inc. 4.90%, 09/15/15	410,000	444,565
6.35%, 04/01/19	650,000	772,699
5.85%, 09/15/35	82,000	88,919
6.40%, 02/15/38(b)	250,000	287,773
3.85%, 11/01/42	250,000	204,309
Verizon Global Funding Corp., 7.75%, 12/01/30	510,000	661,904

		12,795,257

Electric Utilities 1.5%
AEP Texas Central Transition Funding LLC, Series A-4, 5.17%, 01/01/18	1,000,000	1,121,812
Alabama Power Co., 5.70%, 02/15/33	276,000	317,332
Ameren Illinois Co., 2.70%, 09/01/22	350,000	333,294
Appalachian Power Co., Series L, 5.80%, 10/01/35	144,000	156,157
Arizona Public Service Co., 5.50%, 09/01/35	150,000	161,929
Baltimore Gas & Electric Co., 5.90%, 10/01/16	115,000	131,027
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	200,000	221,765
CMS Energy Corp., 4.70%, 03/31/43	200,000	186,789
Consolidated Edison Co. of New York, Inc. Series 05-C, 5.38%, 12/15/15	123,000	136,131
Series 08-A, 5.85%, 04/01/18	1,200,000	1,407,579
Series 03-A, 5.88%, 04/01/33	82,000	91,063
Dominion Resources, Inc. 5.20%, 08/15/19	100,000	114,269
Series E, 6.30%, 03/15/33	308,000	364,703
Series B, 5.95%, 06/15/35	174,000	204,143
DTE Energy Co., 6.35%, 06/01/16	287,000	327,446
Duke Energy Carolinas LLC 4.30%, 06/15/20	500,000	547,054
4.25%, 12/15/41	200,000	191,846
Duke Energy Corp. 5.05%, 09/15/19	600,000	677,307
3.05%, 08/15/22	200,000	192,883
Duke Energy Indiana, Inc., 3.75%, 07/15/20	100,000	105,032
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	51,000	50,048
Edison International, 3.75%, 09/15/17	500,000	529,185
Entergy Corp., 5.13%, 09/15/20	300,000	314,763
Exelon Corp. 4.90%, 06/15/15	287,000	307,246
5.63%, 06/15/35	414,000	432,047
Exelon Generation Co. LLC, 5.75%, 10/01/41	150,000	154,763
Florida Power & Light Co. 5.85%, 02/01/33	70,000	83,541
5.95%, 10/01/33	53,000	64,579
5.40%, 09/01/35	90,000	101,995
5.65%, 02/01/37	200,000	233,918
4.13%, 02/01/42	250,000	237,891
Florida Power Corp., 5.90%, 03/01/33	247,000	288,633
Georgia Power Co., 4.30%, 03/15/42	350,000	325,184
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	107,510
LG&E and KU Energy LLC, 3.75%, 11/15/20	500,000	511,073
MidAmerican Energy Co., 5.80%, 10/15/36	200,000	229,769
National Fuel Gas Co., 3.75%, 03/01/23	250,000	244,415
Nevada Power Co., 5.45%, 05/15/41	100,000	112,808
Nisource Finance Corp., 5.95%, 06/15/41	150,000	160,319
Northeast Utilities, 1.45%, 05/01/18	500,000	486,626
Oglethorpe Power Corp., 5.25%, 09/01/50	150,000	150,341
Ohio Power Co. Series K, 6.00%, 06/01/16	349,000	392,836
Series G, 6.60%, 02/15/33	164,000	193,384
Oncor Electric Delivery Co. LLC 4.55%, 12/01/41	150,000	145,670
5.30%, 06/01/42	150,000	161,245
Pacific Gas & Electric Co. 5.80%, 03/01/37	150,000	172,752
6.25%, 03/01/39	300,000	362,371
PacifiCorp 5.25%, 06/15/35	123,000	135,277
4.10%, 02/01/42	500,000	469,149
PPL Capital Funding, Inc., 1.90%, 06/01/18	500,000	493,280
Progress Energy, Inc., 7.75%, 03/01/31	164,000	212,775
PSEG Power LLC 5.50%, 12/01/15	287,000	314,957

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
5.13%, 04/15/20	$250,000	$277,141
Public Service Co. of Colorado, 3.60%, 09/15/42	400,000	354,608
Public Service Electric & Gas Co., 3.95%, 05/01/42	200,000	187,695
Puget Sound Energy, Inc., 5.48%, 06/01/35	103,000	116,574
San Diego Gas & Electric Co., 3.95%, 11/15/41	400,000	374,971
Scottish Power Ltd., 5.81%, 03/15/25	82,000	85,418
South Carolina Electric & Gas Co., 6.05%, 01/15/38	200,000	237,818
Southern California Edison Co. 6.00%, 01/15/34	123,000	149,432
Series 05-B, 5.55%, 01/15/36	164,000	188,528
Southern Co. (The), 1.95%, 09/01/16	250,000	254,488
Tampa Electric Co., 5.40%, 05/15/21	250,000	289,769
Virginia Electric and Power Co. Series A, 5.40%, 01/15/16	103,000	114,177
5.95%, 09/15/17	250,000	291,525
Wisconsin Electric Power Co. 2.95%, 09/15/21	250,000	250,295
5.63%, 05/15/33	41,000	47,138
Xcel Energy, Inc. 5.61%, 04/01/17	173,000	194,370
6.50%, 07/01/36	123,000	150,764

		18,734,622

Electrical Equipment 0.2%
Energizer Holdings, Inc., 4.70%, 05/19/21	75,000	77,298
Honeywell International, Inc. 5.40%, 03/15/16	440,000	490,032
5.30%, 03/01/18	605,000	696,242
PerkinElmer, Inc., 5.00%, 11/15/21	100,000	103,814
Precision Castparts Corp., 1.25%, 01/15/18	175,000	170,576
Thermo Fisher Scientific, Inc. 3.20%, 03/01/16	250,000	260,823
3.60%, 08/15/21	250,000	246,340

		2,045,125

Electronic Equipment, Instruments & Components 0.1%
Agilent Technologies, Inc., 6.50%, 11/01/17	225,000	261,221
Avnet Inc, 5.88%, 06/15/20	250,000	266,389
Koninklijke Philips Electronics NV, 5.00%, 03/15/42	200,000	203,801

		731,411

Energy Equipment & Services 0.1%
Baker Hughes, Inc., 3.20%, 08/15/21	500,000	505,540
Halliburton Co., 6.70%, 09/15/38	325,000	410,857
National Oilwell Varco, Inc., 3.95%, 12/01/42(b)	200,000	181,095
Weatherford International Ltd. 5.13%, 09/15/20(b)	150,000	158,227
5.95%, 04/15/42	250,000	244,400

		1,500,119

Food & Staples Retailing 0.2%
CVS Caremark Corp., 6.25%, 06/01/27	460,000	555,214
Kroger Co. (The), 7.50%, 04/01/31	178,000	221,685
Safeway, Inc. 5.63%, 08/15/14	123,000	128,826
5.00%, 08/15/19	155,000	165,840
3.95%, 08/15/20	100,000	99,736
Sysco Corp., 5.38%, 09/21/35(b)	74,000	80,975
Walgreen Co. 1.80%, 09/15/17	500,000	498,914
3.10%, 09/15/22	150,000	142,940

		1,894,130

Food Products 0.3%
Archer-Daniels-Midland Co. 5.38%, 09/15/35	103,000	110,487
4.02%, 04/16/43	140,000	123,203
Bunge Ltd. Finance Corp. 5.10%, 07/15/15	62,000	66,470
4.10%, 03/15/16	350,000	370,546
Campbell Soup Co., 4.25%, 04/15/21	100,000	105,408
ConAgra Foods, Inc. 1.35%, 09/10/15	500,000	504,338
7.00%, 10/01/28	154,000	189,546
4.65%, 01/25/43	250,000	239,336
General Mills, Inc., 3.15%, 12/15/21	200,000	197,915
JM Smucker Co. (The), 3.50%, 10/15/21	250,000	250,110
Kellogg Co. 4.00%, 12/15/20	250,000	264,813
Series B, 7.45%, 04/01/31	103,000	133,274
Kraft Foods Group, Inc. 6.88%, 01/26/39	138,000	172,579
5.00%, 06/04/42	250,000	251,671
Mondelez International, Inc. 4.13%, 02/09/16	250,000	267,917
6.50%, 02/09/40	500,000	601,486
Tyson Foods, Inc., 4.50%, 06/15/22	250,000	259,063
Unilever Capital Corp., 5.90%, 11/15/32	144,000	178,611

		4,286,773

Gas Utilities 0.8%
AGL Capital Corp., 4.40%, 06/01/43	250,000	235,501
Atmos Energy Corp., 4.95%, 10/15/14	185,000	194,400
Boardwalk Pipelines LP, 5.20%, 06/01/18	62,000	67,368
Buckeye Partners LP, 4.15%, 07/01/23	250,000	244,156

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Gas Utilities (continued)
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	$212,000	$229,638
Consolidated Natural Gas Co., Series A, 5.00%, 12/01/14	396,000	416,958
DCP Midstream Operating LP, 3.88%, 03/15/23	200,000	186,712
El Paso Natural Gas Co. LLC, 8.38%, 06/15/32	50,000	66,483
Enbridge Energy Partners LP 5.20%, 03/15/20	250,000	272,366
4.20%, 09/15/21(b)	300,000	306,337
Energy Transfer Partners LP 4.65%, 06/01/21	100,000	103,689
5.20%, 02/01/22	500,000	534,166
6.05%, 06/01/41	100,000	104,762
Enterprise Products Operating LLC Series L, 6.30%, 09/15/17	250,000	292,488
4.05%, 02/15/22	250,000	258,692
6.13%, 10/15/39	215,000	243,735
4.85%, 08/15/42	150,000	145,548
4.85%, 03/15/44	250,000	241,642
Kinder Morgan Energy Partners LP 6.85%, 02/15/20	675,000	801,892
3.50%, 09/01/23	500,000	474,909
5.80%, 03/15/35	144,000	149,121
6.38%, 03/01/41	250,000	278,335
ONEOK Partners LP 3.25%, 02/01/16	500,000	521,030
3.38%, 10/01/22	500,000	467,327
ONEOK, Inc., 4.25%, 02/01/22	250,000	234,629
Plains All American Pipeline LP/PAA Finance Corp., 5.15%, 06/01/42	300,000	306,543
Sempra Energy, 6.00%, 10/15/39	290,000	327,206
Southern Natural Gas Co. LLC, 5.90%, 04/01/17(c)	200,000	227,169
Spectra Energy Capital LLC, 6.75%, 02/15/32	123,000	133,003
Sunoco Logistics Partners Operations LP, 3.45%, 01/15/23	250,000	235,067
Texas Gas Transmission LLC, 4.60%, 06/01/15	123,000	130,327
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	263,721
Williams Cos., Inc. (The), 3.70%, 01/15/23	300,000	275,313
Williams Partners LP 7.25%, 02/01/17	100,000	116,522
5.25%, 03/15/20	250,000	269,744
3.35%, 08/15/22	200,000	185,292
6.30%, 04/15/40	150,000	159,136

		9,700,927

Health Care Providers & Services 0.8%
Aetna, Inc., 6.63%, 06/15/36	250,000	299,730
Baxter International, Inc. 4.63%, 03/15/15	53,000	56,414
5.38%, 06/01/18	435,000	499,030
Becton, Dickinson and Co., 3.13%, 11/08/21	250,000	246,438
Boston Scientific Corp. 6.40%, 06/15/16	150,000	168,803
6.00%, 01/15/20	200,000	228,083
Cardinal Health, Inc., 3.20%, 06/15/22	200,000	190,409
CareFusion Corp., 3.30%, 03/01/23(c)	250,000	234,608
Cigna Corp. 4.50%, 03/15/21	250,000	267,721
5.38%, 02/15/42	150,000	161,228
Covidien International Finance SA, 6.00%, 10/15/17	440,000	510,941
Express Scripts Holding Co. 3.50%, 11/15/16	250,000	265,614
6.13%, 11/15/41(b)	150,000	177,024
Express Scripts, Inc., 3.90%, 02/15/22	250,000	254,115
Humana, Inc., 3.15%, 12/01/22	500,000	468,173
Laboratory Corp. of America Holdings 3.13%, 05/15/16	150,000	156,362
3.75%, 08/23/22	200,000	193,964
McKesson Corp. 2.85%, 03/15/23	300,000	284,116
6.00%, 03/01/41	100,000	118,826
Medtronic, Inc. 4.13%, 03/15/21	500,000	529,508
4.00%, 04/01/43	200,000	182,918
Quest Diagnostics, Inc., 5.45%, 11/01/15	376,000	409,343
St. Jude Medical, Inc. 2.50%, 01/15/16	200,000	205,862
3.25%, 04/15/23	200,000	190,619
Stryker Corp., 1.30%, 04/01/18	350,000	341,680
UnitedHealth Group, Inc. 5.38%, 03/15/16	205,000	228,122
1.63%, 03/15/19	500,000	482,968
5.80%, 03/15/36	417,000	471,898
WellPoint, Inc. 5.00%, 12/15/14	598,000	631,832
5.25%, 01/15/16	226,000	247,648
5.95%, 12/15/34	82,000	91,966
4.63%, 05/15/42	350,000	330,789
5.10%, 01/15/44	150,000	150,334
Zimmer Holdings, Inc., 3.38%, 11/30/21	150,000	147,658

		9,424,744

Hotels, Restaurants & Leisure 0.1%
Darden Restaurants, Inc., 3.35%, 11/01/22	150,000	137,999
Hyatt Hotels Corp., 5.38%, 08/15/21	100,000	107,279
McDonald’s Corp. 5.35%, 03/01/18	240,000	276,605
4.88%, 07/15/40	250,000	266,341
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	162,087

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc., 6.88%, 11/15/37	$200,000	$240,061

		1,190,372

Household Durables 0.0%†
Emerson Electric Co., 6.00%, 08/15/32	57,000	68,624
Newell Rubbermaid, Inc., 4.70%, 08/15/20	100,000	106,947
Stanley Black & Decker, Inc., 2.90%, 11/01/22	400,000	380,167

		555,738

Household Products 0.0%†
Kimberly-Clark Corp., 2.40%, 03/01/22	500,000	475,886

Industrial Conglomerates 0.3%
3M Co., 5.70%, 03/15/37	235,000	276,281
Danaher Corp. 2.30%, 06/23/16	100,000	103,545
3.90%, 06/23/21	100,000	105,603
Dover Corp. 4.88%, 10/15/15	156,000	170,081
5.38%, 03/01/41	50,000	56,308
Eaton Corp., 2.75%, 11/02/22(c)	500,000	467,076
General Electric Co. 0.85%, 10/09/15	250,000	250,101
5.25%, 12/06/17	400,000	455,423
2.70%, 10/09/22	500,000	476,273
Illinois Tool Works, Inc., 4.88%, 09/15/41	200,000	205,871
Ingersoll-Rand Global Holding Co. Ltd., 2.88%, 01/15/19(c)	50,000	49,624
Pentair Finance SA, 1.88%, 09/15/17	500,000	490,838
Tyco Electronics Group SA 6.55%, 10/01/17	300,000	346,955
3.50%, 02/03/22	150,000	144,714

		3,598,693

Information Technology Services 0.2%
Computer Sciences Corp., 4.45%, 09/15/22	250,000	248,634
Fiserv, Inc., 4.75%, 06/15/21	200,000	209,428
International Business Machines Corp. 1.95%, 07/22/16	100,000	103,129
1.63%, 05/15/20	750,000	704,062
2.90%, 11/01/21	150,000	148,764
5.88%, 11/29/32	532,000	639,136

		2,053,153

Insurance 1.0%
ACE INA Holdings, Inc., 2.70%, 03/13/23	250,000	234,907
Aflac, Inc., 6.90%, 12/17/39	100,000	127,209
Alleghany Corp., 4.95%, 06/27/22	250,000	266,784
Allstate Corp. (The) 4.50%, 06/15/43(b)	250,000	245,318
6.50%, 05/15/67(a)	145,000	156,963
American International Group, Inc. 5.05%, 10/01/15	103,000	111,570
5.60%, 10/18/16	290,000	325,118
8.25%, 08/15/18	500,000	625,237
4.88%, 06/01/22	250,000	271,666
8.17%, 05/15/68(a)	325,000	401,553
Aon Corp., 5.00%, 09/30/20	400,000	437,836
Assurant, Inc., 2.50%, 03/15/18	250,000	245,445
Berkshire Hathaway Finance Corp. 4.85%, 01/15/15	826,000	876,024
1.30%, 05/15/18	500,000	487,142
4.40%, 05/15/42	250,000	235,371
Berkshire Hathaway, Inc., 1.55%, 02/09/18	500,000	494,716
Chubb Corp. (The), 6.37%, 03/29/67(a)	300,000	326,250
CNA Financial Corp., 5.75%, 08/15/21	250,000	284,320
Genworth Financial, Inc., 6.50%, 06/15/34	144,000	153,634
Hartford Financial Services Group, Inc., 6.10%, 10/01/41	291,000	336,829
Lincoln National Corp. 4.85%, 06/24/21	50,000	53,853
6.15%, 04/07/36	160,000	183,925
Loews Corp., 4.13%, 05/15/43	100,000	87,836
Markel Corp., 3.63%, 03/30/23	250,000	239,764
Marsh & McLennan Cos., Inc. 5.75%, 09/15/15	327,000	357,911
4.80%, 07/15/21	300,000	325,252
MetLife, Inc. 5.70%, 06/15/35(b)	86,000	96,581
6.40%, 12/15/66	350,000	363,562
Nationwide Financial Services, Inc., 6.75%, 05/15/67(e)	75,000	77,438
Principal Financial Group, Inc., 3.30%, 09/15/22	500,000	487,918
Progressive Corp. (The) 3.75%, 08/23/21	150,000	153,952
6.25%, 12/01/32	113,000	135,299
Prudential Financial, Inc. Series B, 5.10%, 09/20/14	205,000	214,729
3.00%, 05/12/16	650,000	679,805
5.38%, 06/21/20	250,000	282,608
Series B, 5.75%, 07/15/33	103,000	112,872
6.63%, 06/21/40	200,000	246,522
5.62%, 06/15/43(a)	150,000	144,938
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	106,355
SunAmerica Financial Group, Inc., 7.50%, 07/15/25	103,000	122,424
Travelers Cos., Inc. (The) 5.75%, 12/15/17	90,000	103,924
5.35%, 11/01/40	250,000	277,859
Travelers Property Casualty Corp., 6.38%, 03/15/33	133,000	162,578

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Insurance (continued)
Willis Group Holdings PLC, 5.75%, 03/15/21	$100,000	$108,692
Willis North America, Inc., 5.63%, 07/15/15	123,000	133,426
XL Group PLC, 5.25%, 09/15/14	541,000	565,897

		12,469,812

Internet & Catalog Retail 0.1%
eBay, Inc. 1.35%, 07/15/17	500,000	495,903
3.25%, 10/15/20	100,000	101,453
Expedia, Inc., 5.95%, 08/15/20	150,000	157,962
QVC, Inc., 4.38%, 03/15/23(c)	250,000	238,303

		993,621

Internet Software & Services 0.0%†
Google, Inc., 3.63%, 05/19/21	100,000	104,853

Leisure Equipment & Products 0.0%†
Mattel, Inc. 3.15%, 03/15/23	300,000	286,906
5.45%, 11/01/41	150,000	153,579

		440,485

Machinery 0.1%
Caterpillar, Inc. 2.60%, 06/26/22	250,000	235,804
6.05%, 08/15/36	123,000	142,663
3.80%, 08/15/42	97,000	84,601
Deere & Co., 3.90%, 06/09/42	200,000	183,258
Flowserve Corp., 3.50%, 09/15/22	250,000	238,073
IDEX Corp., 4.20%, 12/15/21	200,000	201,631

		1,086,030

Media 1.1%
CBS Corp. 1.95%, 07/01/17	350,000	349,933
5.75%, 04/15/20	250,000	283,245
7.88%, 07/30/30	55,000	69,118
5.50%, 05/15/33	82,000	81,642
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	82,000	116,273
Comcast Corp. 5.90%, 03/15/16	287,000	323,245
6.50%, 01/15/17	507,000	591,320
5.70%, 07/01/19	300,000	352,483
2.85%, 01/15/23	350,000	332,559
4.25%, 01/15/33	250,000	240,203
7.05%, 03/15/33	205,000	259,046
6.50%, 11/15/35	70,000	84,691
6.95%, 08/15/37	205,000	259,333
4.65%, 07/15/42	250,000	240,538
COX Communications, Inc. 5.45%, 12/15/14	78,000	82,931
5.50%, 10/01/15	167,000	182,829
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.50%, 03/01/16	250,000	262,191
4.60%, 02/15/21	750,000	774,399
3.80%, 03/15/22	500,000	480,988
Discovery Communications LLC 5.05%, 06/01/20	350,000	385,481
3.25%, 04/01/23	500,000	476,239
Grupo Televisa SAB, 6.63%, 01/15/40	250,000	269,887
Historic TW, Inc., 6.88%, 06/15/18	122,000	147,372
NBCUniversal Media LLC 5.15%, 04/30/20	250,000	284,622
5.95%, 04/01/41	100,000	114,542
4.45%, 01/15/43	200,000	186,463
News America, Inc. 8.00%, 10/17/16	82,000	98,423
4.50%, 02/15/21	250,000	268,758
7.28%, 06/30/28	53,000	62,847
6.55%, 03/15/33	450,000	508,813
6.20%, 12/15/34	170,000	188,581
Omnicom Group, Inc. 5.90%, 04/15/16	123,000	137,798
3.63%, 05/01/22	50,000	49,121
Thomson Reuters Corp., 6.50%, 07/15/18	400,000	473,058
Time Warner Cable, Inc. 6.75%, 07/01/18	415,000	463,696
8.25%, 04/01/19	400,000	465,992
6.75%, 06/15/39	500,000	480,162
4.50%, 09/15/42(b)	250,000	192,591
Time Warner, Inc. 7.63%, 04/15/31	523,000	673,088
7.70%, 05/01/32	248,000	323,561
5.38%, 10/15/41	150,000	155,302
Viacom, Inc. 3.25%, 03/15/23	400,000	378,906
4.38%, 03/15/43	320,000	274,481
Walt Disney Co. (The), 3.70%, 12/01/42	250,000	224,903
WPP Finance 2010, 4.75%, 11/21/21	350,000	363,511

		13,015,165

Metals & Mining 0.8%
Alcoa, Inc. 5.40%, 04/15/21	250,000	246,223
5.87%, 02/23/22(b)	335,000	331,155
Barrick Gold Corp. 2.90%, 05/30/16	100,000	99,645

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Metals & Mining (continued)
4.10%, 05/01/23(c)	$500,000	$429,883
5.25%, 04/01/42	200,000	159,089
Barrick Gold Finance Co., 4.88%, 11/15/14	310,000	320,678
BHP Billiton Finance USA Ltd. 5.25%, 12/15/15	225,000	248,363
1.63%, 02/24/17	750,000	752,066
3.25%, 11/21/21	250,000	247,243
Cliffs Natural Resources, Inc. 3.95%, 01/15/18(b)	250,000	241,823
4.88%, 04/01/21(b)	150,000	137,390
Freeport-McMoRan Copper & Gold, Inc. 2.15%, 03/01/17	500,000	488,605
3.10%, 03/15/20(c)	500,000	460,432
3.55%, 03/01/22	100,000	90,162
5.45%, 03/15/43(c)	100,000	87,616
Goldcorp, Inc., 2.13%, 03/15/18	250,000	238,196
Kinross Gold Corp., 5.13%, 09/01/21	100,000	92,928
Newmont Mining Corp. 5.13%, 10/01/19	150,000	158,240
5.88%, 04/01/35	164,000	151,522
4.88%, 03/15/42	100,000	78,298
Nucor Corp., 4.00%, 08/01/23	500,000	496,203
Placer Dome, Inc., 6.38%, 03/01/33	96,000	88,353
Rio Tinto Alcan, Inc. 5.00%, 06/01/15	205,000	219,475
5.75%, 06/01/35	144,000	154,138
Rio Tinto Finance USA Ltd. 2.50%, 05/20/16	500,000	515,501
4.13%, 05/20/21	500,000	511,075
Rio Tinto Finance USA PLC 1.38%, 06/17/16	350,000	350,106
1.63%, 08/21/17	350,000	344,455
2.88%, 08/21/22(b)	200,000	183,302
Southern Copper Corp., 6.75%, 04/16/40	250,000	242,089
Teck Resources Ltd. 3.00%, 03/01/19	250,000	245,019
4.75%, 01/15/22	500,000	497,812
Vale Overseas Ltd. 4.38%, 01/11/22	250,000	237,187
6.88%, 11/21/36	306,000	297,588
Vale SA, 5.63%, 09/11/42	250,000	210,545

		9,652,405

Multiline Retail 0.4%
Costco Wholesale Corp., 5.50%, 03/15/17	475,000	543,068
Dollar General Corp., 1.88%, 04/15/18	250,000	242,413
Kohl’s Corp. 4.00%, 11/01/21(b)	100,000	101,659
3.25%, 02/01/23	150,000	139,798
Macy’s Retail Holdings, Inc. 5.90%, 12/01/16	85,000	97,080
6.90%, 04/01/29	50,000	57,704
6.70%, 07/15/34	150,000	172,507
Nordstrom, Inc., 4.00%, 10/15/21	250,000	264,246
Target Corp. 6.00%, 01/15/18	300,000	352,963
6.35%, 11/01/32	217,000	270,363
4.00%, 07/01/42	200,000	184,648
Wal-Mart Stores, Inc. 1.50%, 10/25/15	500,000	510,239
3.63%, 07/08/20	400,000	423,915
7.55%, 02/15/30	82,000	112,869
5.25%, 09/01/35	242,000	267,373
6.20%, 04/15/38	250,000	309,686
5.00%, 10/25/40	250,000	265,993
5.63%, 04/15/41	150,000	174,820
4.00%, 04/11/43	250,000	229,785

		4,721,129

Office Electronics 0.0%†
Pitney Bowes, Inc., 4.75%, 05/15/18	62,000	64,810
Xerox Corp. 6.35%, 05/15/18(b)	200,000	231,099
4.50%, 05/15/21	250,000	259,232

		555,141

Oil, Gas & Consumable Fuels 1.8%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	207,000	261,820
Anadarko Petroleum Corp. 5.95%, 09/15/16	200,000	226,113
6.38%, 09/15/17	100,000	116,773
6.45%, 09/15/36(b)	269,000	315,280
Apache Corp. 7.63%, 07/01/19	41,000	50,803
3.63%, 02/01/21	500,000	516,972
4.75%, 04/15/43	250,000	240,900
Apache Finance Canada Corp., 4.38%, 05/15/15	238,000	253,268
BP Capital Markets America, Inc., 4.20%, 06/15/18	103,000	110,113
BP Capital Markets PLC 3.88%, 03/10/15	700,000	736,025
3.20%, 03/11/16	300,000	316,671
1.38%, 05/10/18	750,000	728,630
4.50%, 10/01/20	100,000	108,630
3.56%, 11/01/21	250,000	251,728
Canadian Natural Resources Ltd., 6.25%, 03/15/38	210,000	239,900
Cenovus Energy, Inc., 5.70%, 10/15/19	520,000	602,462
Chevron Corp. 1.72%, 06/24/18	500,000	498,205
2.36%, 12/05/22	250,000	232,810
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	500,000	451,107
ConocoPhillips 4.60%, 01/15/15	450,000	476,377
5.90%, 10/15/32	123,000	145,219
6.50%, 02/01/39	550,000	706,314
Devon Energy Corp. 3.25%, 05/15/22	500,000	482,401
7.95%, 04/15/32	250,000	329,536

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Ensco PLC, 4.70%, 03/15/21	$300,000	$321,927
EOG Resources, Inc. 5.63%, 06/01/19	130,000	153,463
4.10%, 02/01/21	200,000	212,679
EQT Corp., 4.88%, 11/15/21	250,000	259,320
Hess Corp. 7.30%, 08/15/31	196,000	238,420
5.60%, 02/15/41	200,000	208,167
Husky Energy, Inc., 3.95%, 04/15/22	200,000	204,528
Marathon Oil Corp. 2.80%, 11/01/22	250,000	234,141
6.80%, 03/15/32	82,000	97,130
Marathon Petroleum Corp., 5.13%, 03/01/21	300,000	326,898
Murphy Oil Corp., 5.13%, 12/01/42	250,000	225,167
Nabors Industries, Inc., 5.00%, 09/15/20	300,000	310,074
Noble Energy, Inc. 4.15%, 12/15/21	100,000	103,620
6.00%, 03/01/41	150,000	171,181
Noble Holding International Ltd., 5.25%, 03/15/42	100,000	94,005
Occidental Petroleum Corp., 3.13%, 02/15/22	400,000	390,948
Pemex Project Funding Master Trust, 6.63%, 06/15/35	501,000	542,747
Petrobras Global Finance BV, 4.38%, 05/20/23	750,000	672,197
Petrobras International Finance Co. 3.88%, 01/27/16	500,000	514,892
5.75%, 01/20/20	730,000	756,662
5.38%, 01/27/21	750,000	752,713
Petrohawk Energy Corp., 7.25%, 08/15/18	200,000	218,500
Petroleos Mexicanos 3.50%, 07/18/18(c)	500,000	508,217
5.50%, 01/21/21	325,000	350,673
3.50%, 01/30/23(c)	500,000	459,517
5.50%, 06/27/44(b)	250,000	233,641
Phillips 66, 5.88%, 05/01/42	254,000	275,176
Pioneer Natural Resources Co., 3.95%, 07/15/22	50,000	49,504
Plains Exploration & Production Co. 6.50%, 11/15/20	350,000	376,687
6.63%, 05/01/21	200,000	212,500
Pride International, Inc., 8.50%, 06/15/19	100,000	128,454
Shell International Finance BV 1.13%, 08/21/17	500,000	492,960
6.38%, 12/15/38	400,000	519,556
Southwestern Energy Co., 4.10%, 03/15/22	150,000	149,528
Statoil ASA 3.13%, 08/17/17	250,000	266,398
1.15%, 05/15/18(b)	1,000,000	974,258
Total Capital International SA, 2.88%, 02/17/22	500,000	484,548
Total Capital SA, 2.30%, 03/15/16	250,000	258,722
Transocean, Inc. 2.50%, 10/15/17	500,000	499,498
6.38%, 12/15/21	150,000	169,260
7.50%, 04/15/31	123,000	141,235
Valero Energy Corp. 7.50%, 04/15/32	82,000	98,131
6.63%, 06/15/37	220,000	245,856

		22,301,755

Paper & Forest Products 0.1%
Domtar Corp., 10.75%, 06/01/17	50,000	62,848
Georgia-Pacific LLC, 8.88%, 05/15/31	200,000	277,742
International Paper Co. 5.30%, 04/01/15	144,000	153,841
9.38%, 05/15/19	515,000	681,020

		1,175,451

Personal Products 0.1%
Avon Products, Inc., 4.60%, 03/15/20(b)	250,000	257,262
Colgate-Palmolive Co., 2.45%, 11/15/21	100,000	96,899
Procter & Gamble Co. (The) 1.80%, 11/15/15	250,000	256,597
4.85%, 12/15/15	123,000	134,776
5.80%, 08/15/34	205,000	244,868

		990,402

Pharmaceuticals 0.9%
Abbott Laboratories, 4.13%, 05/27/20	500,000	546,213
AbbVie, Inc. 2.00%, 11/06/18(c)	500,000	491,272
2.90%, 11/06/22(c)	500,000	474,418
4.40%, 11/06/42(c)	75,000	71,144
Allergan, Inc., 1.35%, 03/15/18	300,000	293,073
AstraZeneca PLC 5.90%, 09/15/17	300,000	349,497
1.95%, 09/18/19	250,000	245,782
6.45%, 09/15/37	140,000	172,187
Bristol-Myers Squibb Co., 2.00%, 08/01/22	600,000	542,237
Eli Lilly & Co. 5.20%, 03/15/17	300,000	335,670
7.13%, 06/01/25	82,000	106,912
GlaxoSmithKline Capital PLC 1.50%, 05/08/17	250,000	250,044
2.85%, 05/08/22	250,000	242,177
GlaxoSmithKline Capital, Inc. 5.65%, 05/15/18	440,000	512,273
5.38%, 04/15/34	139,000	154,543
4.20%, 03/18/43	200,000	188,797
Johnson & Johnson 2.95%, 09/01/20	100,000	102,747
4.95%, 05/15/33	287,000	321,243
Merck & Co., Inc. 4.75%, 03/01/15	396,000	422,121

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Pharmaceuticals (continued)
1.10%, 01/31/18	$500,000	$486,120
1.30%, 05/18/18	500,000	488,921
6.40%, 03/01/28	51,000	63,814
5.95%, 12/01/28	113,000	136,699
3.60%, 09/15/42	300,000	257,471
4.15%, 05/18/43	250,000	235,482
Novartis Securities Investment Ltd., 5.13%, 02/10/19	330,000	380,512
Pfizer, Inc. 5.35%, 03/15/15	550,000	591,071
4.65%, 03/01/18(b)	185,000	209,562
7.20%, 03/15/39	375,000	514,042
Pharmacia Corp., 6.60%, 12/01/28	123,000	154,447
Sanofi 2.63%, 03/29/16	250,000	261,614
1.25%, 04/10/18	250,000	243,798
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21	69,000	69,324
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	98,000	115,689
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	181,000	182,108
Watson Pharmaceuticals, Inc., 3.25%, 10/01/22	100,000	95,231
Wyeth LLC 5.50%, 02/15/16	241,000	269,170
6.50%, 02/01/34	144,000	180,812
Zoetis, Inc. 1.88%, 02/01/18(c)	500,000	494,888
3.25%, 02/01/23(b)(c)	50,000	47,852

		11,300,977

Real Estate Investment Trusts (REITs) 0.6%
American Tower REIT, Inc., 5.05%, 09/01/20	400,000	417,042
Boston Properties LP 5.00%, 06/01/15	360,000	386,332
5.63%, 11/15/20	350,000	397,562
Camden Property Trust, 5.00%, 06/15/15	103,000	110,139
Digital Realty Trust LP, 5.25%, 03/15/21	250,000	261,413
Duke Realty LP, 3.88%, 10/15/22	250,000	239,907
ERP Operating LP 5.25%, 09/15/14	278,000	292,129
5.38%, 08/01/16	205,000	229,551
HCP, Inc. 6.00%, 01/30/17	328,000	371,316
3.75%, 02/01/19	500,000	518,977
Health Care REIT, Inc. 4.13%, 04/01/19	400,000	421,214
5.25%, 01/15/22	300,000	326,344
Healthcare Realty Trust, Inc., 3.75%, 04/15/23	250,000	232,708
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/23	350,000	325,500
Kilroy Realty LP, 4.80%, 07/15/18	200,000	214,193
ProLogis LP, 6.63%, 05/15/18	400,000	467,859
Simon Property Group LP 5.10%, 06/15/15	294,000	318,097
6.10%, 05/01/16	287,000	321,233
4.75%, 03/15/42	250,000	243,771
UDR, Inc., 4.25%, 06/01/18	100,000	106,472
Ventas Realty LP/Ventas Capital Corp. 4.75%, 06/01/21	100,000	105,586
4.25%, 03/01/22	350,000	354,176
Weyerhaeuser Co., 7.38%, 03/15/32	250,000	299,706

		6,961,227

Road & Rail 0.3%
Burlington Northern Santa Fe LLC 3.05%, 09/01/22	200,000	192,852
3.00%, 03/15/23	250,000	238,422
7.95%, 08/15/30	144,000	188,653
5.05%, 03/01/41	350,000	359,180
CSX Corp. 7.38%, 02/01/19	305,000	377,729
3.70%, 10/30/20	200,000	208,730
5.50%, 04/15/41	100,000	107,512
FedEx Corp., 3.88%, 08/01/42	50,000	41,333
Norfolk Southern Corp. 2.90%, 02/15/23	92,000	87,200
5.59%, 05/17/25	59,000	66,304
4.84%, 10/01/41	15,000	14,865
6.00%, 05/23/11	250,000	275,789
Ryder System, Inc., 2.50%, 03/01/18	250,000	249,516
Union Pacific Corp. 2.75%, 04/15/23	400,000	377,606
6.25%, 05/01/34	164,000	196,559
United Parcel Service of America, Inc. 8.38%, 04/01/20	82,000	107,577
8.37%, 04/01/30(d)	123,000	168,793
United Parcel Service, Inc., 6.20%, 01/15/38	205,000	254,030

		3,512,650

Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc., 4.30%, 06/15/21	300,000	318,621
Broadcom Corp., 2.70%, 11/01/18	100,000	102,635
Intel Corp. 2.70%, 12/15/22	500,000	470,463
4.80%, 10/01/41	200,000	199,505
Maxim Integrated Products, Inc., 3.38%, 03/15/23	250,000	236,223

		1,327,447

Software 0.2%
Microsoft Corp. 3.00%, 10/01/20	350,000	360,159
4.50%, 10/01/40	200,000	201,060
Oracle Corp. 5.25%, 01/15/16	48,000	53,175
1.20%, 10/15/17	350,000	342,595
2.38%, 01/15/19	500,000	502,290

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Software (continued)
5.00%, 07/08/19	$100,000	$114,071
5.38%, 07/15/40	500,000	559,841

		2,133,191

Sovereign 0.1%
Japan Finance Corp. Series DTC, 2.88%, 02/02/15	300,000	310,897
2.50%, 05/18/16	200,000	209,100
2.25%, 07/13/16	200,000	207,695
Series DTC, 1.13%, 07/19/17	350,000	345,976

		1,073,668

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	200,000	205,806
Gap, Inc. (The), 5.95%, 04/12/21	100,000	112,553
Home Depot, Inc. (The) 5.40%, 03/01/16	410,000	457,047
2.70%, 04/01/23	250,000	237,413
5.88%, 12/16/36	230,000	272,598
5.95%, 04/01/41	100,000	121,791
Lowe’s Cos., Inc.
6.50%, 03/15/29	164,000	193,462
5.80%, 10/15/36	230,000	258,971

		1,859,641

Supranational 0.0%†
Svensk Exportkredit AB, 0.63%, 05/31/16	500,000	496,704

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 06/01/21	100,000	105,196
VF Corp., 3.50%, 09/01/21	200,000	202,198

		307,394

Tobacco 0.2%
Altria Group, Inc. 9.70%, 11/10/18	203,000	271,982
9.25%, 08/06/19	136,000	181,185
2.85%, 08/09/22	250,000	231,598
10.20%, 02/06/39	120,000	184,403
4.25%, 08/09/42	350,000	299,278
Lorillard Tobacco Co., 3.50%, 08/04/16	500,000	524,570
Philip Morris International, Inc. 5.65%, 05/16/18	300,000	350,049
6.38%, 05/16/38	400,000	488,320
Reynolds American, Inc., 4.75%, 11/01/42	300,000	272,869

		2,804,254

Wireless Telecommunication Services 0.3%
America Movil SAB de CV 5.75%, 01/15/15	155,000	165,212
5.00%, 03/30/20	1,000,000	1,082,182
6.38%, 03/01/35	123,000	135,773
Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, 11/15/18	500,000	649,311
Rogers Communications, Inc., 3.00%, 03/15/23	250,000	232,230
Vodafone Group PLC 2.88%, 03/16/16	200,000	207,448
1.63%, 03/20/17	400,000	395,262
2.95%, 02/19/23	500,000	462,713
7.88%, 02/15/30	144,000	185,558
6.15%, 02/27/37	75,000	81,993

		3,597,682

Total Corporate Bonds (cost $276,231,387)		286,170,698

Municipal Bonds 0.9%

	Principal Amount	Market Value

California 0.4%
Bay Area Toll Authority, 6.26%, 04/01/49	250,000	307,420
East Bay Municipal Utility District, 5.87%, 06/01/40	500,000	586,575
Los Angeles Community College District, 6.75%, 08/01/49	200,000	253,624
Los Angeles Department of Water & Power, 6.57%, 07/01/45	210,000	266,429
Los Angeles Unified School District, 6.76%, 07/01/34	250,000	310,928
Metropolitan Water District of Southern California, 6.95%, 07/01/40	500,000	571,050
San Diego County Water Authority, Series 2010B, 6.14%, 05/01/49	125,000	143,264
Santa Clara Valley Transportation Authority, 5.88%, 04/01/32	200,000	225,164
State of California 5.45%, 04/01/15	300,000	322,059
7.50%, 04/01/34	300,000	395,448
7.55%, 04/01/39	775,000	1,045,002

		4,426,963

Colorado 0.0%†
Denver City & County School District No. 1, Series B, 4.24%, 12/15/37	50,000	45,990

Connecticut 0.0%†
State of Connecticut, Series D, 5.09%, 10/01/30	200,000	204,160

Georgia 0.0%†
Municipal Electric Authority of Georgia, Series A, 6.66%, 04/01/57	250,000	266,573

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Municipal Bonds (continued)

	Principal Amount	Market Value
Illinois 0.1%
State of Illinois 5.88%, 03/01/19	$100,000	$109,184
5.10%, 06/01/33	1,185,000	1,099,893

		1,209,077

Massachusetts 0.0%†
Commonwealth of Massachusetts, 5.73%, 06/01/40	150,000	173,433

New Jersey 0.2%
New Jersey Economic Development Authority, Series A, 7.43%, 02/15/29	250,000	304,777
New Jersey State Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/40	715,000	949,799
Rutgers-State University of New Jersey, 5.67%, 05/01/40	250,000	277,708

		1,532,284

New York 0.2%
City of New York, 5.85%, 06/01/40	520,000	565,547
Metropolitan Transportation Authority, Series C, 7.34%, 11/15/39	540,000	718,502
New York City Municipal Water Finance Authority, 5.79%, 06/15/41	500,000	541,420
Port Authority of New York & New Jersey, 6.04%, 12/01/29	460,000	537,823

		2,363,292

Ohio 0.0%†
Northeast Regional Sewer District, 6.04%, 11/15/40	200,000	220,748

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, Series B, 4.65%, 02/15/26	200,000	211,502

Texas 0.0%†
Texas Transportation Commission, Series B, 5.18%, 04/01/30	100,000	112,145

Total Municipal Bonds (cost $9,439,207)		10,766,167

Sovereign Bonds 2.7%

	Principal Amount	Market Value
BRAZIL 0.2%
Brazilian Government International Bond, 4.88%, 01/22/21	750,000	800,291
7.13%, 01/20/37	1,095,000	1,278,790

		2,079,081

CANADA 0.2%
Canada Government International Bond,(b) 2.38%, 09/10/14(b)	240,000	245,649
Province of Nova Scotia Canada, 5.13%, 01/26/17	115,000	130,086
Province of Ontario Canada, 4.50%, 02/03/15	463,000	490,570
4.75%, 01/19/16	205,000	224,643
2.30%, 05/10/16	400,000	415,793
Province of Quebec Canada, 4.60%, 05/26/15	246,000	264,060
7.50%, 09/15/29	402,000	550,066

		2,320,867

COLOMBIA 0.1%
Colombia Government International Bond, 7.38%, 03/18/19	600,000	724,500
4.38%, 07/12/21	250,000	260,625
7.38%, 09/18/37	250,000	318,125

		1,303,250

ISRAEL 0.0%†
Israel Government International Bond,(b) 3.15%, 06/30/23(b)	500,000	473,401

ITALY 0.1%
Italy Government International Bond, 4.50%, 01/21/15(b)	652,000	679,384
4.75%, 01/25/16(b)	287,000	303,158
6.88%, 09/27/23	174,000	198,743
5.38%, 06/15/33(b)	384,000	385,574

		1,566,859

MEXICO 0.2%
Mexico Government International Bond,(b) 5.63%, 01/15/17(b)	250,000	279,389
5.13%, 01/15/20	500,000	553,068
3.63%, 03/15/22(b)	1,000,000	998,136
6.75%, 09/27/34	373,000	444,400
4.75%, 03/08/44	350,000	319,726
5.75%, 10/12/10	200,000	187,747

		2,782,466

PANAMA 0.1%
Panama Government International Bond, 5.20%, 01/30/20	500,000	552,696
6.70%, 01/26/36	250,000	298,188

		850,884

PERU 0.1%
Peru Government International Bond,(b) 7.13%, 03/30/19(b)	1,370,000	1,654,275

PHILIPPINES 0.2%
Philippine Government International Bond, 6.50%, 01/20/20	1,000,000	1,188,750
7.75%, 01/14/31	250,000	325,938
6.38%, 10/23/34	500,000	596,875

		2,111,563

POLAND 0.1%
Poland Government International Bond, 5.00%, 10/19/15	156,000	168,808
6.38%, 07/15/19	250,000	293,875
5.13%, 04/21/21	125,000	136,562
5.00%, 03/23/22	450,000	484,512

		1,083,757

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Sovereign Bonds (continued)

	Principal Amount	Market Value
SOUTH AFRICA 0.0%†
South Africa Government International Bond, 4.67%, 01/17/24(b)	$250,000	$243,850
6.25%, 03/08/41	100,000	105,750

		349,600

SOUTH KOREA 0.0%†
Republic of Korea, 5.63%, 11/03/25	200,000	234,531

SUPRANATIONAL 1.2%
African Development Bank, 2.50%, 03/15/16	250,000	261,501
Asian Development Bank, 2.63%, 02/09/15	2,265,000	2,342,842
Council Of Europe Development Bank, 1.50%, 01/15/15	200,000	203,244
1.00%, 03/07/18	300,000	290,880
European Bank for Reconstruction & Development, 2.50%, 03/15/16	350,000	366,938
1.00%, 09/17/18	500,000	485,529
European Investment Bank, 4.63%, 10/20/15	1,675,000	1,824,881
0.63%, 04/15/16	500,000	498,890
2.50%, 05/16/16	700,000	733,875
5.13%, 09/13/16	250,000	282,700
1.25%, 10/14/16(b)	250,000	252,681
5.13%, 05/30/17	500,000	572,412
1.13%, 09/15/17	1,000,000	991,376
1.00%, 06/15/18	1,000,000	965,835
4.00%, 02/16/21	350,000	379,988
Inter-American Development Bank, 5.13%, 09/13/16	65,000	73,545
1.75%, 08/24/18	500,000	504,324
International Bank for Reconstruction & Development, 1.13%, 08/25/14	900,000	908,269
1.13%, 07/18/17	500,000	501,345
7.63%, 01/19/23	677,000	947,850
International Finance Corp., 2.25%, 04/11/16	250,000	260,498
1.13%, 11/23/16	550,000	556,560

		14,205,963

TURKEY 0.2%
Turkey Government International Bond, 6.75%, 04/03/18	500,000	563,150
3.25%, 03/23/23	500,000	434,550
6.00%, 01/14/41	1,250,000	1,205,625

		2,203,325

Total Sovereign Bonds (cost $32,897,277)		33,219,822

U.S. Government Mortgage Backed Agencies 30.3%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E72896 7.00%, 10/01/13	76	76
Pool# E00677 6.00%, 06/01/14	3,146	3,200
Pool# E00802 7.50%, 02/01/15	3,594	3,745
Pool# G11001 6.50%, 03/01/15	1,316	1,346
Pool# G11003 7.50%, 04/01/15	166	172
Pool# G11164 7.00%, 05/01/15	556	574
Pool# E81396 7.00%, 10/01/15	139	146
Pool# E81394 7.50%, 10/01/15	1,524	1,591
Pool# E84097 6.50%, 12/01/15	939	984
Pool# E00938 7.00%, 01/01/16	1,984	2,093
Pool# E82132 7.00%, 01/01/16	381	401
Pool# E82815 6.00%, 03/01/16	733	772
Pool# E83231 6.00%, 04/01/16	430	450
Pool# E83233 6.00%, 04/01/16	861	905
Pool# G11972 6.00%, 04/01/16	23,938	25,040
Pool# E00975 6.00%, 05/01/16	5,651	5,937
Pool# E83355 6.00%, 05/01/16	1,342	1,404
Pool# E83636 6.00%, 05/01/16	2,795	2,940
Pool# E83933 6.50%, 05/01/16	149	158
Pool# E00985 6.00%, 06/01/16	3,262	3,431
Pool# E00987 6.50%, 06/01/16	3,354	3,557
Pool# E84236 6.50%, 06/01/16	887	941
Pool# E00996 6.50%, 07/01/16	431	457
Pool# E84912 6.50%, 08/01/16	3,109	3,312
Pool# E85117 6.50%, 08/01/16	1,293	1,373
Pool# E85387 6.00%, 09/01/16	1,845	1,900
Pool# E85800 6.50%, 10/01/16	1,163	1,239

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E86183 6.00%, 11/01/16	$522	$551
Pool# E01083 7.00%, 11/01/16	1,211	1,298
Pool# G11207 7.00%, 11/01/16	2,166	2,296
Pool# E86746 5.50%, 12/01/16	7,189	7,550
Pool# E86533 6.00%, 12/01/16	1,391	1,473
Pool# E01095 6.00%, 01/01/17	1,713	1,818
Pool# E87584 6.00%, 01/01/17	1,157	1,227
Pool# E86995 6.50%, 01/01/17	2,967	3,164
Pool# E87291 6.50%, 01/01/17	6,797	7,240
Pool# E87446 6.50%, 01/01/17	1,028	1,099
Pool# E88076 6.00%, 02/01/17	1,894	2,015
Pool# E01127 6.50%, 02/01/17	2,721	2,917
Pool# E88055 6.50%, 02/01/17	11,769	12,632
Pool# E88106 6.50%, 02/01/17	5,113	5,495
Pool# E01137 6.00%, 03/01/17	2,564	2,724
Pool# E88134 6.00%, 03/01/17	399	426
Pool# E88474 6.00%, 03/01/17	2,114	2,241
Pool# E88768 6.00%, 03/01/17	2,618	2,757
Pool# E01138 6.50%, 03/01/17	1,733	1,857
Pool# E01139 6.00%, 04/01/17	12,013	12,778
Pool# E88729 6.00%, 04/01/17	2,250	2,404
Pool# E89149 6.00%, 04/01/17	2,178	2,314
Pool# E89151 6.00%, 04/01/17	2,189	2,334
Pool# E89217 6.00%, 04/01/17	2,541	2,703
Pool# E89222 6.00%, 04/01/17	10,304	10,881
Pool# E89347
6.00%, 04/01/17	868	925
Pool# E89496 6.00%, 04/01/17	1,413	1,507
Pool# E89203 6.50%, 04/01/17	1,667	1,791
Pool# E01140 6.00%, 05/01/17	10,348	11,020
Pool# E89530 6.00%, 05/01/17	6,254	6,645
Pool# E89746 6.00%, 05/01/17	17,708	18,837
Pool# E89788 6.00%, 05/01/17	1,988	2,122
Pool# E89909 6.00%, 05/01/17	1,974	2,109
Pool# G11409 6.00%, 05/01/17	15,111	16,036
Pool# E01156 6.50%, 05/01/17	4,619	4,964
Pool# E89924 6.50%, 05/01/17	9,168	9,917
Pool# B15071 6.00%, 06/01/17	32,029	34,070
Pool# E01157 6.00%, 06/01/17	7,928	8,453
Pool# E90194 6.00%, 06/01/17	1,720	1,832
Pool# E90227 6.00%, 06/01/17	1,477	1,577
Pool# E90313 6.00%, 06/01/17	821	875
Pool# E90591 5.50%, 07/01/17	6,396	6,743
Pool# E90594 6.00%, 07/01/17	7,171	7,654
Pool# E90645 6.00%, 07/01/17	7,825	8,362
Pool# E90667 6.00%, 07/01/17	2,032	2,166
Pool# E01186 5.50%, 08/01/17	22,848	24,131
Pool# E01205 6.50%, 08/01/17	3,197	3,444
Pool# G11295 5.50%, 09/01/17	13,882	14,636
Pool# G11458 6.00%, 09/01/17	1,861	1,962
Pool# G11434 6.50%, 01/01/18	4,746	5,094
Pool# E01311 5.50%, 02/01/18	273,789	290,190
Pool# G11399 5.50%, 04/01/18	17,277	18,214
Pool# B10210 5.50%, 10/01/18	55,441	58,930
Pool# B10653 5.50%, 11/01/18	39,057	41,601
Pool# B11548 5.50%, 12/01/18	31,616	33,715
Pool# G11531 5.50%, 02/01/19	13,533	14,421
Pool# B12908 5.50%, 03/01/19	6,387	6,832
Pool# E01604 5.50%, 03/01/19	27,651	29,483
Pool# B13430 5.50%, 04/01/19	24,946	26,520
Pool# B13600 5.50%, 04/01/19	23,221	24,744
Pool# B15396 5.50%, 06/01/19	21,756	23,273
Pool# G18007 6.00%, 07/01/19	13,590	14,830

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G18006 5.50%, 08/01/19	$20,365	$21,784
Pool# B16087 6.00%, 08/01/19	38,585	42,265
Pool# G18022 5.50%, 11/01/19	49,140	52,624
Pool# B14288 5.50%, 12/01/19	11,787	12,636
Pool# B18437 5.50%, 05/01/20	17,077	18,347
Pool# G18062 6.00%, 06/01/20	23,671	26,059
Pool# J02325 5.50%, 07/01/20	27,497	29,582
Pool# J00935 5.00%, 12/01/20	13,692	14,659
Pool# J00854 5.00%, 01/01/21	130,539	139,353
Pool# J00871 5.00%, 01/01/21	49,652	52,957
Pool# G18096 5.50%, 01/01/21	13,353	14,366
Pool# J00855 5.50%, 01/01/21	32,560	35,037
Pool# J01279 5.50%, 02/01/21	11,346	12,207
Pool# J01570 5.50%, 04/01/21	12,527	13,476
Pool# J01633 5.50%, 04/01/21	56,445	60,728
Pool# J01757 5.00%, 05/01/21	52,608	56,112
Pool# J01771 5.00%, 05/01/21	14,936	15,984
Pool# J01879 5.00%, 05/01/21	10,015	10,695
Pool# J06015 5.00%, 05/01/21	48,252	51,609
Pool# J05950 5.50%, 05/01/21	143,283	154,304
Pool# G18122 5.00%, 06/01/21	27,399	29,223
Pool# G18123 5.50%, 06/01/21	33,453	35,986
Pool# J01980 6.00%, 06/01/21	16,749	17,532
Pool# J03074 5.00%, 07/01/21	21,162	22,642
Pool# J03028 5.50%, 07/01/21	13,923	14,978
Pool# G12245
6.00%, 07/01/21	19,337	21,352
Pool# G12310 5.50%, 08/01/21	10,418	11,207
Pool# G12348 6.00%, 08/01/21	28,104	31,084
Pool# G12412 5.50%, 11/01/21	13,900	14,964
Pool# J09912 4.00%, 06/01/24	2,834,882	2,988,143
Pool# C00351 8.00%, 07/01/24	696	812
Pool# D60780 8.00%, 06/01/25	2,114	2,486
Pool# G30267 5.00%, 08/01/25	534,653	572,810
Pool# J13883 3.50%, 12/01/25	1,335,931	1,402,206
Pool# E02896 3.50%, 05/01/26	1,066,682	1,117,266
Pool# J18127 3.00%, 03/01/27	517,401	531,751
Pool# J18702 3.00%, 03/01/27	585,293	601,526
Pool# J19106 3.00%, 05/01/27	208,863	214,656
Pool# J20471 3.00%, 09/01/27	961,232	987,892
Pool# D82854 7.00%, 10/01/27	1,878	2,185
Pool# G14609 3.00%, 11/01/27	1,229,544	1,263,645
Pool# C00566 7.50%, 12/01/27	2,492	2,891
Pool# C00678 7.00%, 11/01/28	3,038	3,540
Pool# C18271 7.00%, 11/01/28	2,422	2,833
Pool# C00836 7.00%, 07/01/29	1,488	1,740
Pool# C31282 7.00%, 09/01/29	248	289
Pool# C31285 7.00%, 09/01/29	3,195	3,737
Pool# A18212 7.00%, 11/01/29	36,561	42,737
Pool# C32914 8.00%, 11/01/29	2,575	3,035
Pool# C37436 8.00%, 01/01/30	2,982	3,507
Pool# C36306 7.00%, 02/01/30	593	696
Pool# C36429 7.00%, 02/01/30	586	688
Pool# C00921 7.50%, 02/01/30	2,507	2,923
Pool# G01108 7.00%, 04/01/30	1,160	1,358

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# C37703 7.50%, 04/01/30	$1,645	$1,920
Pool# C41561 8.00%, 08/01/30	1,740	1,956
Pool# C01051 8.00%, 09/01/30	4,909	5,783
Pool# C43550 7.00%, 10/01/30	3,693	4,312
Pool# C44017 7.50%, 10/01/30	644	692
Pool# C43967 8.00%, 10/01/30	30,760	36,151
Pool# C44957 8.00%, 11/01/30	3,637	4,286
Pool# C01106 7.00%, 12/01/30	19,371	22,579
Pool# C01103 7.50%, 12/01/30	1,880	2,195
Pool# C01116 7.50%, 01/01/31	1,969	2,302
Pool# C46932 7.50%, 01/01/31	1,345	1,570
Pool# C47287 7.50%, 02/01/31	3,253	3,797
Pool# C48851 7.00%, 03/01/31	1,953	2,281
Pool# G01217 7.00%, 03/01/31	18,493	21,573
Pool# C48206 7.50%, 03/01/31	1,565	1,688
Pool# C91366 4.50%, 04/01/31	383,699	409,059
Pool# C91377 4.50%, 06/01/31	217,244	232,146
Pool# C53324 7.00%, 06/01/31	1,974	2,293
Pool# C01209 8.00%, 06/01/31	1,012	1,197
Pool# C54792 7.00%, 07/01/31	15,862	18,496
Pool# C55071 7.50%, 07/01/31	555	650
Pool# G01309 7.00%, 08/01/31	3,377	3,938
Pool# C01222 7.00%, 09/01/31	2,953	3,446
Pool# G01311 7.00%, 09/01/31	22,764	26,535
Pool# G01315 7.00%, 09/01/31	873	1,018
Pool# C58647
7.00%, 10/01/31	920	1,074
Pool# C58694 7.00%, 10/01/31	7,185	8,400
Pool# C60012 7.00%, 11/01/31	1,529	1,781
Pool# C61298 8.00%, 11/01/31	2,332	2,623
Pool# C61105 7.00%, 12/01/31	5,006	5,848
Pool# C01305 7.50%, 12/01/31	2,815	3,294
Pool# C62218 7.00%, 01/01/32	2,411	2,808
Pool# C63171 7.00%, 01/01/32	9,616	11,247
Pool# C64121 7.50%, 02/01/32	3,569	3,954
Pool# C01345 7.00%, 04/01/32	13,434	15,249
Pool# C66744 7.00%, 04/01/32	881	1,004
Pool# G01391 7.00%, 04/01/32	40,356	47,067
Pool# C65717 7.50%, 04/01/32	3,655	4,289
Pool# C01370 8.00%, 04/01/32	3,562	4,212
Pool# C66916 7.00%, 05/01/32	15,350	17,964
Pool# C67235 7.00%, 05/01/32	16,514	19,267
Pool# C01381 8.00%, 05/01/32	17,424	20,614
Pool# C68290 7.00%, 06/01/32	4,854	5,519
Pool# C68300 7.00%, 06/01/32	23,140	26,266
Pool# G01449 7.00%, 07/01/32	26,834	31,281
Pool# C68988 7.50%, 07/01/32	2,794	3,008
Pool# C69908 7.00%, 08/01/32	22,333	26,107
Pool# C70211 7.00%, 08/01/32	10,864	12,717
Pool# C91558 3.50%, 09/01/32	330,904	338,491
Pool# C71089 7.50%, 09/01/32	4,146	4,864
Pool# G01536 7.00%, 03/01/33	25,924	30,322
Pool# G30642 3.00%, 05/01/33	172,505	171,360
Pool# G30646 3.00%, 05/01/33	381,010	378,599
Pool# K90535 3.00%, 05/01/33	80,099	79,592

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# A16419 6.50%, 11/01/33	$13,588	$15,562
Pool# A16522 6.50%, 12/01/33	105,211	120,516
Pool# C01806 7.00%, 01/01/34	10,460	12,083
Pool# A21356 6.50%, 04/01/34	56,481	64,726
Pool# C01851 6.50%, 04/01/34	56,901	65,193
Pool# A22067 6.50%, 05/01/34	81,778	93,687
Pool# A24301 6.50%, 05/01/34	83,854	96,138
Pool# A24988 6.50%, 07/01/34	28,114	32,192
Pool# G01741 6.50%, 10/01/34	31,482	36,023
Pool# G08023 6.50%, 11/01/34	61,004	69,710
Pool# A33137 6.50%, 01/01/35	19,890	22,818
Pool# A31989 6.50%, 04/01/35	15,271	17,463
Pool# G08064 6.50%, 04/01/35	44,375	50,391
Pool# G01947 7.00%, 05/01/35	34,042	39,816
Pool# G01837 5.00%, 07/01/35	2,550,693	2,743,091
Pool# A37135 5.50%, 09/01/35	547,671	591,334
Pool# A38255 5.50%, 10/01/35	410,788	443,538
Pool# A38531 5.50%, 10/01/35	699,782	755,572
Pool# G08088 6.50%, 10/01/35	254,649	287,537
Pool# A39759 5.50%, 11/01/35	37,611	40,609
Pool# A40376 5.50%, 12/01/35	40,326	43,541
Pool# A42305 5.50%, 01/01/36	92,190	99,540
Pool# A41548 7.00%, 01/01/36	44,260	50,820
Pool# G08111 5.50%, 02/01/36	681,699	736,048
Pool# A48303 7.00%, 02/01/36	9,107	10,386
Pool# A43452
5.50%, 03/01/36	34,265	36,997
Pool# A43861 5.50%, 03/01/36	286,709	309,568
Pool# A43884 5.50%, 03/01/36	579,744	626,961
Pool# A43885 5.50%, 03/01/36	535,937	579,586
Pool# A43886 5.50%, 03/01/36	796,643	861,526
Pool# A48378 5.50%, 03/01/36	465,567	503,485
Pool# G08116 5.50%, 03/01/36	128,636	138,892
Pool# A43534 6.50%, 03/01/36	36,527	41,238
Pool# G02198 4.50%, 05/01/36	488,897	516,169
Pool# A48735 5.50%, 05/01/36	53,831	58,123
Pool# G08136 6.50%, 06/01/36	39,278	44,084
Pool# G02390 6.00%, 09/01/36	334,248	365,038
Pool# A53039 6.50%, 10/01/36	133,757	150,324
Pool# A53219 6.50%, 10/01/36	36,531	41,005
Pool# G05254 5.00%, 01/01/37	258,316	277,397
Pool# G04331 5.00%, 02/01/37	215,095	230,983
Pool# A57803 6.50%, 02/01/37	111,117	124,277
Pool# A64982 6.50%, 08/01/37	64,594	72,328
Pool# A66192 6.50%, 09/01/37	136,481	152,839
Pool# A72132 6.50%, 01/01/38	98,840	110,715
Pool# G04251 6.50%, 04/01/38	28,682	32,121
Pool# G05299 4.50%, 06/01/38	761,449	803,924
Pool# G04473 5.50%, 06/01/38	1,741,874	1,880,746
Pool# A79540 6.50%, 07/01/38	22,894	25,649
Pool# G04569 6.50%, 08/01/38	26,689	29,886
Pool# A81341 6.00%, 09/01/38	2,612,215	2,847,976
Pool# A81998 6.50%, 09/01/38	21,713	24,324
Pool# A82297 6.50%, 10/01/38	83,607	93,673
Pool# A83464 6.50%, 11/01/38	40,653	45,559

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# G05232 6.50%, 12/01/38	$128,392	$143,827
Pool# A84168 6.50%, 01/01/39	14,670	16,496
Pool# A84252 6.50%, 01/01/39	65,407	73,518
Pool# A84287 6.50%, 01/01/39	50,099	56,300
Pool# A84584 6.50%, 02/01/39	23,595	26,523
Pool# A85442 5.00%, 03/01/39	2,035,092	2,180,330
Pool# G05449 4.50%, 05/01/39	1,292,659	1,363,553
Pool# G05459 5.50%, 05/01/39	2,495,933	2,694,923
Pool# G05535 4.50%, 07/01/39	3,078,356	3,247,185
Pool# A88133 4.50%, 08/01/39	2,169,963	2,288,972
Pool# A87958 6.00%, 08/01/39	1,908,941	2,081,433
Pool# A89500 4.50%, 10/01/39	265,355	279,909
Pool# A91165 5.00%, 02/01/40	5,843,214	6,287,618
Pool# A91538 4.50%, 03/01/40	1,376,452	1,451,942
Pool# G05894 4.50%, 04/01/40	2,147,593	2,265,375
Pool# A93996 4.50%, 09/01/40	1,437,603	1,516,447
Pool# A95407 4.00%, 12/01/40	2,591,638	2,687,711
Pool# A96049 4.00%, 01/01/41	2,558,226	2,653,060
Pool# A96050 4.00%, 01/01/41	2,393,905	2,482,648
Pool# A96592 4.00%, 02/01/41	739,607	767,024
Pool# A97040 4.00%, 02/01/41	583,644	605,279
Pool# G06818 4.00%, 11/01/41	193,478	200,711
Pool# G06842 4.00%, 12/01/41	121,771	126,323
Pool# Q05783 4.00%, 01/01/42	334,093	346,582
Pool# Q08007 4.00%, 04/01/42	810,943	841,512
Pool# G07158
3.50%, 10/01/42	631,565	635,388
Pool# G07163 3.50%, 10/01/42	269,759	271,518
Pool# Q12051 3.50%, 10/01/42	380,040	382,341
Pool# C09020 3.50%, 11/01/42	1,263,028	1,270,676
Pool# G07264 3.50%, 12/01/42	645,780	649,690
Pool# Q14292 3.50%, 01/01/43	111,896	112,626
Pool# Q14881 3.50%, 01/01/43	130,150	130,938
Pool# Q15774 3.00%, 02/01/43	1,884,766	1,822,775
Pool# Q15884 3.00%, 02/01/43	1,121,535	1,084,647
Pool# V80002 2.50%, 04/01/43	493,309	453,459
Pool# Q16915 3.00%, 04/01/43	987,799	955,464
Pool# Q18523 3.50%, 05/01/43	2,084,007	2,096,625
Pool# Q18751 3.50%, 06/01/43	2,527,679	2,542,984
Federal Home Loan Mortgage Corp. Gold Pool TBA
2.50%, 08/15/28	7,000,000	6,982,500
3.00%, 08/15/28	1,700,000	1,746,352
3.50%, 08/15/28	1,000,000	1,045,937
4.50%, 08/15/28	1,800,000	1,904,625
3.00%, 08/15/43	8,000,000	7,728,750
3.50%, 08/15/43	2,900,000	2,914,953
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1B8478 3.34%, 07/01/41(a)	475,184	491,374
Pool# 2B0108 2.61%, 01/01/42(a)	50,141	51,309
Federal National Mortgage Association Pool
Pool# 969977 5.00%, 05/01/23	1,063,995	1,133,806
Pool# 990972 6.00%, 09/01/23	58,605	64,690
Pool# 995517 5.50%, 01/01/24	601,998	649,835
Pool# AA2549 4.00%, 04/01/24	1,083,662	1,146,904
Pool# 935348 5.50%, 06/01/24	103,845	112,189
Pool# AC1374 4.00%, 08/01/24	370,144	393,943
Pool# AC1529 4.50%, 09/01/24	155,802	165,789
Pool# AD0244 4.50%, 10/01/24	122,230	130,066

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AD4089 4.50%, 05/01/25	$1,352,688	$1,439,397
Pool# 890216 4.50%, 07/01/25	227,263	241,831
Pool# AB1609 4.00%, 10/01/25	601,176	636,261
Pool# AH1361 3.50%, 12/01/25	514,393	540,073
Pool# AH1518 3.50%, 12/01/25	345,715	362,434
Pool# AH2717 3.50%, 01/01/26	665,213	697,382
Pool# AE6384 4.00%, 01/01/26	59,148	62,600
Pool# AH5616 3.50%, 02/01/26	1,645,732	1,725,319
Pool# AL0298 4.00%, 05/01/26	826,235	879,875
Pool# AJ4093 3.50%, 10/01/26	1,186,406	1,243,780
Pool# AB4277 3.00%, 01/01/27	2,093,779	2,154,957
Pool# AP4746 3.00%, 08/01/27	345,358	355,503
Pool# AP4640 3.00%, 09/01/27	182,090	187,411
Pool# AP7855 3.00%, 09/01/27	1,850,399	1,904,755
Pool# AB6886 3.00%, 11/01/27	180,820	186,160
Pool# AB6887 3.00%, 11/01/27	371,733	382,653
Pool# AQ3758 3.00%, 11/01/27	238,080	245,073
Pool# AQ4532 3.00%, 11/01/27	252,924	260,353
Pool# AQ5096 3.00%, 11/01/27	468,568	482,332
Pool# AQ7406 3.00%, 11/01/27	177,698	182,918
Pool# AQ2884 3.00%, 12/01/27	183,936	189,339
Pool# 930998 4.50%, 04/01/29	188,661	199,870
Pool# MA0243 5.00%, 11/01/29	83,378	89,836
Pool# MA0268 5.00%, 12/01/29	61,157	65,894
Pool# AB1038 5.00%, 05/01/30	80,710	86,961
Pool# AD5655 5.00%, 05/01/30	146,628	158,764
Pool# MA0443 5.00%, 05/01/30	106,117	114,901
Pool# MA0559 5.00%, 09/01/30	33,699	36,499
Pool# AH1515 4.00%, 12/01/30	992,330	1,036,598
Pool# AD0716 6.50%, 12/01/30	3,225,097	3,682,276
Pool# MA0641 4.00%, 02/01/31	1,147,846	1,201,920
Pool# 560868 7.50%, 02/01/31	600	653
Pool# 607212 7.50%, 10/01/31	25,635	29,940
Pool# MA0895 3.50%, 11/01/31	1,177,788	1,203,598
Pool# 607632 6.50%, 11/01/31	110	125
Pool# MA1029 3.50%, 04/01/32	796,422	814,373
Pool# MA1107 3.50%, 07/01/32	213,378	218,321
Pool# MA1166 3.50%, 09/01/32	1,257,084	1,286,203
Pool# 661664 7.50%, 09/01/32	13,698	16,085
Pool# 656559 6.50%, 02/01/33	73,191	77,767
Pool# 694846 6.50%, 04/01/33	17,794	20,277
Pool# AB9300 3.00%, 05/01/33	162,259	161,416
Pool# AB9402 3.00%, 05/01/33	435,909	433,644
Pool# AB9403 3.00%, 05/01/33	161,956	162,962
Pool# 555421 5.00%, 05/01/33	5,868,309	6,355,806
Pool# 254767 5.50%, 06/01/33	2,068,132	2,264,532
Pool# MA1527 3.00%, 08/01/33	900,000	895,324
Pool# 750229 6.50%, 10/01/33	58,462	66,535
Pool# 725228 6.00%, 03/01/34	2,149,017	2,402,119
Pool# 725424 5.50%, 04/01/34	2,447,451	2,679,478
Pool# 788027 6.50%, 09/01/34	60,875	69,527
Pool# 735141 5.50%, 01/01/35	1,292,098	1,411,364
Pool# 735227 5.50%, 02/01/35	1,463,326	1,595,196
Pool# 256023 6.00%, 12/01/35	1,133,968	1,249,508

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 995050 6.00%, 09/01/37	$3,749,106	$4,091,481
Pool# 955194 7.00%, 11/01/37	744,131	851,951
Pool# 970320 5.50%, 02/01/38	1,735,161	1,887,731
Pool# 190396 4.50%, 06/01/39	2,495,628	2,643,903
Pool# AA9611 4.00%, 07/01/39	2,061,981	2,142,366
Pool# AA9809 4.50%, 07/01/39	4,307,012	4,562,909
Pool# AC0397 4.50%, 07/01/39	721,106	763,950
Pool# 994002 4.00%, 08/01/39	3,067,418	3,202,336
Pool# AC1454 4.00%, 08/01/39	2,343,962	2,435,339
Pool# AC9890 3.29%, 04/01/40(a)	4,396,759	4,574,931
Pool# AC9895 3.30%, 04/01/40(a)	2,312,350	2,393,221
Pool# AD2888 4.50%, 04/01/40	1,487,133	1,575,489
Pool# AD7992 4.50%, 07/01/40	1,269,365	1,344,783
Pool# AB1388 4.50%, 08/01/40	1,556,709	1,649,199
Pool# AD9153 4.50%, 08/01/40	1,384,428	1,466,682
Pool# AD8536 5.00%, 08/01/40	5,428,583	5,849,085
Pool# AB1735 3.50%, 11/01/40	37,372	37,700
Pool# 932888 3.50%, 01/01/41	256,131	258,742
Pool# 932891 3.50%, 01/01/41	41,865	42,279
Pool# AB2067 3.50%, 01/01/41	915,869	924,635
Pool# AB2068 3.50%, 01/01/41	526,000	530,623
Pool# AL0390 5.00%, 05/01/41	1,329,582	1,438,389
Pool# AB3314 4.50%, 07/01/41	1,147,796	1,217,426
Pool# AJ1249 3.31%, 09/01/41(a)	632,964	654,470
Pool# AI9920 4.00%, 09/01/41	35,460	36,875
Pool# AI9851 4.50%, 09/01/41	162,877	173,267
Pool# AL0761 5.00%, 09/01/41	2,108,767	2,281,340
Pool# AJ5431 4.50%, 10/01/41	258,720	275,344
Pool# AJ4861 4.00%, 12/01/41	525,117	545,670
Pool# AJ7689
Pool# AL1437 2.76%, 01/01/42(a)	237,754	243,310
Pool# AJ9303 4.00%, 01/01/42	459,684	478,107
Pool# AK0714 2.46%, 02/01/42(a)	72,375	74,295
Pool# AK4520 4.00%, 03/01/42	796,653	828,332
Pool# AO0186 4.50%, 04/01/42	406,743	432,753
Pool# AB5185 3.50%, 05/01/42	839,556	847,066
Pool# AO3575 4.50%, 05/01/42	83,391	88,775
Pool# AO4647 3.50%, 06/01/42	1,358,859	1,370,803
Pool# AB5302 4.50%, 06/01/42	194,842	207,331
Pool# AO8036 4.50%, 07/01/42	2,625,127	2,793,401
Pool# AO9697 4.50%, 07/01/42	139,200	147,732
Pool# AP1919 4.50%, 07/01/42	247,785	263,707
Pool# AP1961 2.50%, 08/01/42(a)	406,688	413,431
Pool# AB6017 3.50%, 08/01/42	1,652,078	1,666,598
Pool# AP2092 4.50%, 08/01/42	98,858	105,194
Pool# AP6579 3.50%, 09/01/42	1,513,193	1,526,730
Pool# AP6756 4.00%, 09/01/42	38,887	40,470
Pool# AP7489 4.00%, 09/01/42	1,061,970	1,104,698
Pool# AB6524 3.50%, 10/01/42	2,845,907	2,870,920
Pool# AB7074 3.00%, 11/01/42	1,940,319	1,882,943
Pool# AB6786 3.50%, 11/01/42	299,504	302,136
Pool# AL2677 3.50%, 11/01/42	394,744	398,337
Pool# AQ1569 3.50%, 11/01/42	895,814	903,688
Pool# AL3000 3.50%, 12/01/42	476,027	480,211
Pool# AR4210 3.50%, 01/01/43	470,610	474,746

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AR3806 3.50%, 02/01/43	$99,955	$100,834
Pool# AR8213 3.50%, 04/01/43	512,454	517,118
Pool# AB9237 3.00%, 05/01/43	893,977	867,682
Pool# AB9238 3.00%, 05/01/43	1,193,031	1,157,939
Pool# AT4137 3.00%, 05/01/43	554,173	537,786
Pool# AB9362 3.50%, 05/01/43	998,610	1,008,323
Pool# AT2731 3.50%, 05/01/43	1,196,436	1,206,951
Pool# AT4145 3.00%, 06/01/43	437,437	424,570
Pool# AB9814 3.00%, 07/01/43	1,197,765	1,162,534
Federal National Mortgage Association Pool TBA
2.50%, 08/25/28	13,000,000	12,988,828
3.00%, 08/25/28	2,240,598	2,305,015
3.50%, 08/25/28	500,000	524,219
4.00%, 08/25/28	2,000,000	2,117,500
4.50%, 08/25/28	2,200,000	2,341,625
5.00%, 08/25/28	2,000,000	2,132,500
2.50%, 08/25/43	1,500,000	1,383,867
3.00%, 08/25/43	18,700,000	18,128,773
3.50%, 08/25/43	6,600,000	6,652,078
4.50%, 08/25/43	100,000	105,937
5.00%, 08/25/43	1,100,000	1,185,680
5.50%, 08/25/43	1,000,000	1,089,141
4.00%, 09/25/43	9,600,000	9,940,125
Government National Mortgage Association I Pool
Pool# 279461 9.00%, 11/15/19	468	523
Pool# 376510 7.00%, 05/15/24	2,295	2,595
Pool# 457801 7.00%, 08/15/28	4,279	4,922
Pool# 486936 6.50%, 02/15/29	2,289	2,639
Pool# 502969 6.00%, 03/15/29	8,634	9,705
Pool# 487053 7.00%, 03/15/29	3,410	3,921
Pool# 781014 6.00%, 04/15/29	6,620	7,438
Pool# 509099 7.00%, 06/15/29	2,991	3,452
Pool# 470643 7.00%, 07/15/29	11,811	13,622
Pool# 434505 7.50%, 08/15/29	145	156
Pool# 416538 7.00%, 10/15/29	638	732
Pool# 524269 8.00%, 11/15/29	6,335	7,470
Pool# 781124 7.00%, 12/15/29	16,386	19,100
Pool# 507396 7.50%, 09/15/30	64,489	75,728
Pool# 531352 7.50%, 09/15/30	6,283	7,383
Pool# 536334 7.50%, 10/15/30	162	177
Pool# 540659 7.00%, 01/15/31	739	854
Pool# 486019 7.50%, 01/15/31	1,626	1,913
Pool# 535388 7.50%, 01/15/31	1,695	1,994
Pool# 537406 7.50%, 02/15/31	396	426
Pool# 528589 6.50%, 03/15/31	49,548	57,321
Pool# 508473 7.50%, 04/15/31	9,067	10,574
Pool# 544470 8.00%, 04/15/31	2,719	3,022
Pool# 781287 7.00%, 05/15/31	8,310	9,710
Pool# 549742 7.00%, 07/15/31	4,138	4,763
Pool# 781319 7.00%, 07/15/31	2,582	2,979
Pool# 485879 7.00%, 08/15/31	10,444	12,066
Pool# 572554 6.50%, 09/15/31	102,753	118,789
Pool# 555125 7.00%, 09/15/31	660	762
Pool# 781328 7.00%, 09/15/31	7,976	9,318
Pool# 550991 6.50%, 10/15/31	1,641	1,896
Pool# 571267 7.00%, 10/15/31	1,001	1,157
Pool# 574837 7.50%, 11/15/31	2,055	2,413
Pool# 555171 6.50%, 12/15/31	1,142	1,327
Pool# 781380 7.50%, 12/15/31	2,423	2,844
Pool# 781481 7.50%, 01/15/32	11,794	13,821
Pool# 580972 6.50%, 02/15/32	1,751	2,033

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 781401 7.50%, 02/15/32	$6,356	$7,455
Pool# 781916 6.50%, 03/15/32	137,194	158,237
Pool# 552474 7.00%, 03/15/32	6,555	7,571
Pool# 781478 7.50%, 03/15/32	4,364	5,119
Pool# 781429 8.00%, 03/15/32	7,211	8,544
Pool# 781431 7.00%, 04/15/32	28,748	33,177
Pool# 568715 7.00%, 05/15/32	35,745	41,271
Pool# 552616 7.00%, 06/15/32	35,991	41,497
Pool# 570022 7.00%, 07/15/32	35,325	40,673
Pool# 583645 8.00%, 07/15/32	4,933	5,869
Pool# 595077 6.00%, 10/15/32	13,195	14,831
Pool# 596657 7.00%, 10/15/32	4,121	4,740
Pool# 552903 6.50%, 11/15/32	176,349	203,514
Pool# 552952 6.00%, 12/15/32	15,207	17,080
Pool# 588192 6.00%, 02/15/33	9,211	10,353
Pool# 602102 6.00%, 02/15/33	13,308	14,975
Pool# 553144 5.50%, 04/15/33	71,005	78,131
Pool# 604243 6.00%, 04/15/33	32,362	36,386
Pool# 611526 6.00%, 05/15/33	18,748	21,099
Pool# 553320 6.00%, 06/15/33	49,176	55,274
Pool# 572733 6.00%, 07/15/33	7,574	8,500
Pool# 573916 6.00%, 11/15/33	29,632	33,272
Pool# 604788 6.50%, 11/15/33	135,695	155,776
Pool# 604875 6.00%, 12/15/33	69,408	77,894
Pool# 781688 6.00%, 12/15/33	78,441	88,232
Pool# 781690 6.00%, 12/15/33	32,125	36,127
Pool# 781699 7.00%, 12/15/33	12,548	14,483
Pool# 621856 6.00%, 01/15/34	38,327	43,039
Pool# 564799 6.00%, 03/15/34	155,330	174,331
Pool# 630038 6.50%, 08/15/34	73,542	84,054
Pool# 781804 6.00%, 09/15/34	94,453	105,767
Pool# 781847 6.00%, 12/15/34	83,727	93,772
Pool# 486921 5.50%, 02/15/35	27,290	30,094
Pool# 781902 6.00%, 02/15/35	73,901	82,790
Pool# 649454 5.50%, 09/15/35	419,316	462,132
Pool# 649510 5.50%, 10/15/35	673,843	742,648
Pool# 649513 5.50%, 10/15/35	1,011,054	1,114,291
Pool# 652207 5.50%, 03/15/36	442,007	486,863
Pool# 652539 5.00%, 05/15/36	47,713	51,789
Pool# 655519 5.00%, 05/15/36	41,567	45,119
Pool# 606308 5.50%, 05/15/36	85,412	94,080
Pool# 606314 5.50%, 05/15/36	30,532	33,630
Pool# 655457 6.00%, 05/15/36	14,108	15,643
Pool# 656666 6.00%, 06/15/36	144,449	160,224
Pool# 657912 6.50%, 08/15/36	11,997	13,541
Pool# 697957 4.50%, 03/15/39	3,760,462	3,992,700
Pool# 704630 5.50%, 07/15/39	128,012	140,108
Pool# 722292 5.00%, 09/15/39	2,511,195	2,713,562
Pool# 733312 4.00%, 09/15/40	206,711	216,837
Pool# 742235 4.00%, 12/15/40	226,375	236,535
Pool# 755655 4.00%, 12/15/40	131,284	137,756
Pool# 755656 4.00%, 12/15/40	159,514	167,976
Pool# 756631 4.00%, 12/15/40	52,102	54,866
Pool# 757038 4.00%, 12/15/40	425,639	448,217

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 757039 4.00%, 12/15/40	$668,835	$701,806
Pool# 757043 4.00%, 12/15/40	109,995	115,830
Pool# 757044 4.00%, 12/15/40	177,847	186,614
Pool# 690662 4.00%, 01/15/41	135,788	142,481
Pool# 719486 4.00%, 01/15/41	105,775	110,989
Pool# 742244 4.00%, 01/15/41	542,420	569,160
Pool# 753826 4.00%, 01/15/41	160,230	167,879
Pool# 755958 4.00%, 01/15/41	530,105	556,237
Pool# 755959 4.00%, 01/15/41	382,304	402,584
Pool# 759075 4.00%, 01/15/41	416,277	438,359
Pool# 757555 4.00%, 02/15/41	59,611	62,773
Pool# 757557 4.00%, 02/15/41	104,681	109,842
Pool# 759207 4.00%, 02/15/41	790,828	832,779
Pool# AA6307 3.50%, 04/15/43	642,262	655,107
Pool# AB3946 3.50%, 04/15/43	250,602	255,615
Pool# AD6012 3.50%, 04/15/43	611,138	623,360
Pool# AD7471 3.50%, 04/15/43	632,480	645,129
Pool# AD7472 3.50%, 04/15/43	354,434	361,578
Pool# AD9472 3.50%, 04/15/43	342,200	349,098
Pool# AA6403 3.00%, 05/15/43	1,490,613	1,462,198
Government National Mortgage Association I Pool TBA 3.00%, 08/15/43	1,500,000	1,469,180
4.50%, 08/15/43	1,500,000	1,591,406
Government National Mortgage Association II Pool
Pool# G23851 5.50%, 05/20/36	1,593,611	1,763,179
Pool# G24245 6.00%, 09/20/38	1,566,769	1,724,100
Pool# G24559 5.00%, 10/20/39	1,136,290	1,233,895
Pool# G24715 5.00%, 06/20/40	1,037,393	1,126,504
Pool# G24747 5.00%, 07/20/40	2,369,841	2,573,406
Pool# G24771 4.50%, 08/20/40	1,780,450	1,907,377
Pool# G24802 5.00%, 09/20/40	3,069,857	3,345,065
Pool# G24834 4.50%, 10/20/40	4,132,231	4,426,814
Pool# 737727 4.00%, 12/20/40	1,978,626	2,081,113
Pool# 737730 4.00%, 12/20/40	536,677	564,475
Pool# G24923 4.50%, 01/20/41	595,784	637,139
Pool# G24978 4.50%, 03/20/41	95,529	102,160
Pool# G25017 4.50%, 04/20/41	1,142,767	1,222,091
Pool# G25056 5.00%, 05/20/41	515,078	559,644
Pool# G25082 4.50%, 06/20/41	1,773,698	1,892,453
Pool# G25139 4.00%, 08/20/41	820,802	859,342
Pool# G25175 4.50%, 09/20/41	1,223,464	1,305,378
Pool# G2675523 3.50%, 03/20/42	911,446	929,746
Pool# G25332 4.00%, 03/20/42	481,536	504,145
Pool# G2MA0023 4.00%, 04/20/42	954,570	999,390
Pool# G2MA0089 4.00%, 05/20/42	3,754,117	3,930,384
Pool# G2MA0392 3.50%, 09/20/42	3,334,774	3,400,688
Pool# G2MA0534 3.50%, 11/20/42	3,911,729	3,989,047
Pool# G2MA0852 3.50%, 03/20/43	2,199,209	2,242,678
Pool# G2MA0934 3.50%, 04/20/43	2,560,105	2,610,707
Pool# G2AF1001 3.50%, 06/20/43	499,014	509,189
Government National Mortgage Association II Pool TBA 3.00%, 08/15/43	12,500,000	12,241,211
3.50%, 08/15/43	2,500,000	2,545,703

Total U.S. Government Mortgage Backed Agencies (cost $371,871,699)		375,887,381

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Sponsored & Agency Obligations 4.6%

	Principal Amount	Market Value
Federal Farm Credit Bank 4.88%, 01/17/17	$375,000	$427,507
Federal Home Loan Banks 4.88%, 05/17/17	605,000	690,189
5.50%, 07/15/36	600,000	728,484
Federal Home Loan Mortgage Corp. 0.50%, 04/17/15(b)	2,000,000	2,005,685
1.75%, 09/10/15(b)	4,200,000	4,314,523
1.00%, 09/29/17(b)	1,200,000	1,184,409
0.88%, 03/07/18	2,500,000	2,427,237
3.75%, 03/27/19	1,475,000	1,616,311
1.38%, 05/01/20	1,500,000	1,415,778
2.38%, 01/13/22(b)	1,000,000	970,795
6.75%, 09/15/29(b)	388,000	531,017
6.75%, 03/15/31	750,000	1,027,047
6.25%, 07/15/32	865,000	1,148,406
Federal National Mortgage Association 3.00%, 09/16/14(b)	3,775,000	3,893,031
4.63%, 10/15/14	1,236,000	1,301,511
0.75%, 12/19/14	12,000,000	12,083,124
4.38%, 10/15/15	1,182,000	1,282,201
0.65%, 03/28/16	5,800,000	5,795,152
5.38%, 06/12/17(b)	1,805,000	2,093,988
0.88%, 12/20/17(b)	5,000,000	4,880,725
0.88%, 05/21/18(b)	1,714,000	1,656,514
6.25%, 05/15/29	750,000	971,202
Financing Corp. (FICO) 9.80%, 11/30/17	12,000	16,291
Tennessee Valley Authority 6.25%, 12/15/17	35,000	42,246
4.50%, 04/01/18(b)	3,365,000	3,804,876
4.88%, 01/15/48	300,000	302,933

Total U.S. Government Sponsored & Agency Obligations (cost $55,530,795)		56,611,182

U.S. Treasury Bonds 5.0%

	Principal Amount	Market Value
U.S. Treasury Bonds 8.13%, 08/15/19	1,500,000	2,057,812
8.50%, 02/15/20	700,000	989,625
8.00%, 11/15/21	2,655,000	3,816,562
6.25%, 08/15/23	2,869,000	3,809,494
6.88%, 08/15/25	633,000	894,805
6.38%, 08/15/27(b)	5,120,000	7,060,000
4.50%, 02/15/36(b)	510,000	594,150
5.00%, 05/15/37	215,000	268,313
4.50%, 05/15/38	500,000	582,812
4.25%, 05/15/39	3,095,000	3,475,105
4.50%, 08/15/39	1,285,000	1,499,836
4.38%, 11/15/39(b)	7,330,000	8,387,124
4.38%, 05/15/40(b)	1,300,000	1,487,688
3.88%, 08/15/40	1,600,000	1,687,000
4.25%, 11/15/40(b)	5,250,000	5,889,024
4.75%, 02/15/41	3,650,000	4,426,766
4.38%, 05/15/41	1,000,000	1,143,906
3.75%, 08/15/41	4,700,000	4,836,594
3.13%, 11/15/41	4,800,000	4,383,000
3.13%, 02/15/43	4,700,000	4,267,453
2.88%, 05/15/43	500,000	430,313

Total U.S. Treasury Bonds (cost $58,280,621)		61,987,382

U.S. Treasury Notes 31.0%

	Principal Amount	Market Value
U.S. Treasury Notes 0.25%, 09/15/14(b)	3,800,000	3,803,563
0.50%, 10/15/14(b)	9,500,000	9,537,109
0.38%, 11/15/14(b)	7,000,000	7,017,500
2.13%, 11/30/14(b)	13,520,000	13,866,450
0.25%, 12/15/14(b)	13,500,000	13,510,546
4.00%, 02/15/15	1,400,000	1,480,937
0.25%, 02/28/15(b)	20,000,000	20,000,000
2.38%, 02/28/15(b)	11,990,000	12,394,662
0.38%, 04/15/15(b)	1,000,000	1,001,875
0.13%, 04/30/15(b)	6,000,000	5,985,000
0.25%, 05/15/15(b)	2,500,000	2,498,828
4.13%, 05/15/15	1,533,000	1,637,675
0.25%, 05/31/15	5,000,000	4,997,656
1.75%, 07/31/15(b)	5,250,000	5,399,297
0.25%, 08/15/15(b)	8,000,000	7,986,250
0.25%, 10/15/15(b)	7,000,000	6,980,313
1.38%, 11/30/15(b)	6,000,000	6,135,000
2.00%, 01/31/16	12,000,000	12,463,126
0.38%, 02/15/16	5,000,000	4,987,500
2.13%, 02/29/16(b)	16,000,000	16,680,000
0.25%, 04/15/16	6,000,000	5,957,813
2.63%, 04/30/16	3,055,000	3,228,753
1.75%, 05/31/16(b)	6,500,000	6,717,344
1.50%, 07/31/16	4,000,000	4,103,760
4.88%, 08/15/16(b)	1,833,000	2,066,135
1.00%, 08/31/16(b)	16,000,000	16,165,000
3.00%, 09/30/16	1,325,000	1,420,648
0.88%, 12/31/16	4,000,000	4,010,000
3.25%, 12/31/16(b)	9,325,000	10,094,312
4.63%, 02/15/17(b)	3,060,000	3,462,581
0.88%, 02/28/17(b)	3,000,000	3,000,938
3.00%, 02/28/17(b)	1,845,000	1,983,952
4.50%, 05/15/17	3,595,000	4,069,091
2.75%, 05/31/17(b)	4,335,000	4,626,935
0.75%, 06/30/17(b)	11,500,000	11,386,796
2.50%, 06/30/17	3,450,000	3,649,453
0.50%, 07/31/17	5,500,000	5,383,125
1.88%, 09/30/17(b)	1,800,000	1,855,969
0.75%, 10/31/17	3,000,000	2,950,781

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

U.S. Treasury Notes (continued)

	Principal Amount	Market Value
U.S. Treasury Notes (continued)
1.88%, 10/31/17	$1,800,000	$1,855,125
4.25%, 11/15/17(b)	6,415,000	7,252,959
0.88%, 01/31/18	15,500,000	15,248,125
2.75%, 02/28/18(b)	2,000,000	2,135,000
2.88%, 03/31/18(b)	2,000,000	2,145,312
0.63%, 04/30/18(b)	3,000,000	2,903,438
1.00%, 05/31/18	2,500,000	2,459,766
2.38%, 05/31/18	5,500,000	5,768,125
1.38%, 06/30/18	1,200,000	1,200,000
1.38%, 09/30/18	8,000,000	7,970,000
1.38%, 12/31/18	4,000,000	3,966,250
1.38%, 02/28/19(b)	4,000,000	3,955,000
1.50%, 03/31/19(b)	2,000,000	1,987,500
1.13%, 05/31/19(b)	4,000,000	3,878,750
1.00%, 08/31/19	2,000,000	1,912,812
3.38%, 11/15/19(b)	2,370,000	2,599,224
1.38%, 01/31/20	1,500,000	1,453,359
3.63%, 02/15/20(b)	5,410,000	6,011,862
1.25%, 02/29/20(b)	3,000,000	2,877,188
1.13%, 04/30/20	1,500,000	1,420,781
3.50%, 05/15/20(b)	9,600,000	10,578,000
1.38%, 05/31/20	2,000,000	1,922,812
2.63%, 08/15/20(b)	8,100,000	8,436,656
3.13%, 05/15/21	4,200,000	4,486,125
2.13%, 08/15/21(b)	2,250,000	2,227,149
2.00%, 11/15/21	5,500,000	5,367,656
1.75%, 05/15/22	3,000,000	2,838,281
1.63%, 08/15/22	2,200,000	2,048,063
1.63%, 11/15/22	6,400,000	5,924,000
2.00%, 02/15/23(b)	3,000,000	2,860,313
1.75%, 05/15/23(b)	4,000,000	3,710,000

Total U.S. Treasury Notes (cost $379,054,819)		383,896,304

Yankee Dollars 0.5%

	Principal Amount	Market Value
Chemicals 0.0%†
Agrium, Inc. 3.15%, 10/01/22	50,000	46,682
6.13%, 01/15/41	100,000	108,710
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	125,000	138,740

		294,132

Commercial Banks 0.0%†
Westpac Banking Corp., 4.63%, 06/01/18	103,000	109,294

Electric Utilities 0.0%†
Hydro Quebec 8.40%, 01/15/22	153,000	206,152
8.88%, 03/01/26	109,000	159,956

		366,108

Energy Equipment & Services 0.0%†
Weatherford International Ltd., 5.50%, 02/15/16	51,000	55,288

Gas Utilities 0.1%
Enbridge, Inc., 5.60%, 04/01/17	250,000	280,393
TransCanada PipeLines Ltd., 5.85%, 03/15/36	500,000	567,747

		848,140

Metals & Mining 0.0%†
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	55,000	65,092
Teck Resources Ltd., 3.85%, 08/15/17	100,000	104,185
Xstrata Canada Corp., 6.20%, 06/15/35	123,000	113,160

		282,437

Oil, Gas & Consumable Fuels 0.3%
Canadian Natural Resources Ltd., 4.90%, 12/01/14	195,000	205,690
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	260,000	297,724
Encana Corp., 6.50%, 08/15/34	250,000	283,094
Nexen, Inc. 5.88%, 03/10/35	92,000	96,374
6.40%, 05/15/37	250,000	275,880
Noble Holding International Ltd., 4.63%, 03/01/21	250,000	258,573
Petro-Canada, 5.95%, 05/15/35	189,000	211,143
Statoil ASA, 6.80%, 01/15/28	225,000	288,909
Suncor Energy, Inc., 6.10%, 06/01/18	605,000	711,306
Talisman Energy, Inc. 7.25%, 10/15/27	92,000	108,782
5.75%, 05/15/35	250,000	254,478

		2,991,953

Road & Rail 0.1%
Canadian National Railway Co. 6.90%, 07/15/28	168,000	219,211
6.20%, 06/01/36	164,000	201,471

		420,682

Supranational 0.0%†
Inter-American Development Bank, 6.80%, 10/15/25	287,000	377,206

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	100,000	107,865

Total Yankee Dollars (cost $5,216,686)		5,853,105

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

Mutual Fund 7.6%

	Shares	Market Value
Money Market Fund 7.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11% (f)	94,139,484	$94,139,484

Total Mutual Fund (cost $94,139,484)		94,139,484

Repurchase Agreements 1.3%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.07%, dated 07/31/13, due 08/01/13, repurchase price $5,000,010, collateralized by U.S. Government Agency Securities ranging from 0.00% - 5.38%, maturing 08/05/13 - 05/04/37; total market value $5,100,009. (g)	$5,000,000	5,000,000
Credit Suisse (USA) LLC, 0.08%, dated 07/31/13, due 08/01/13, repurchase price $10,520,848, collateralized by U.S. Government Agency Securities ranging from 0.00% - 1.74%, maturing 07/15/18 - 05/04/37; total market value $10,731,323. (g)	10,520,825	10,520,825

Total Repurchase Agreements (cost $15,520,825)		15,520,825

TBA Sale Commitments (1.2)%

	Principal Amount	Market Value
U.S. Government Mortgage Backed Agencies
Federal Home Loan Mortgage Corp. Gold Pool TBA 4.00%, 08/15/43	(1,000,000)	(1,036,563)
5.00%, 08/15/43	(2,000,000)	(2,143,281)
5.50%, 08/15/43	(5,000,000)	(5,403,516)
6.00%, 08/15/43	(4,000,000)	(4,361,562)
Government National Mortgage Association I Pool TBA 4.00%, 08/15/43	(800,000)	(834,937)
Government National Mortgage Association II Pool TBA 4.00%, 08/15/43	(1,000,000)	(1,045,781)

Total TBA Sale Commitments (cost $(14,714,547)		(14,825,640)

Total Investments (cost $1,305,854,956) (h) — 107.8%		1,334,158,678
Liabilities in excess of other assets — (7.8%)		(96,383,394)

NET ASSETS — 100.0%		$1,237,775,284

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2013. The maturity date represents the actual maturity date.
(b)	The security or a portion of this security is on loan at July 31, 2013. The total value of securities on loan at July 31, 2013 was $292,087,450, which was collateralized by a repurchase agreement with a value of $15,520,825 and $284,093,287 of collateral in the form of U.S. Government Treasury and Agency Securities, interest rates ranging from 0.00% - 36.07%, and maturity dates ranging from 08/01/13 - 11/20/62 a total value of $299,614,112.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2013 was $5,246,394 which represents 0.42% of net assets.
(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2013.
(e)	Investment in affiliate.
(f)	Represents 7-day effective yield as of July 31, 2013.
(g)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2013 was $15,520,825.
(h)	At July 31, 2013, the tax basis cost of the Fund’s investments was $1,306,319,070, tax unrealized appreciation and depreciation were $41,699,657 and $(13,860,049), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AG	Stock Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
GDIF	Global Debt Issuance Facility
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
SpA	Limited Share Company
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$3,036,694	$—	$3,036,694
Commercial Mortgage Backed Securities	—	21,895,274	—	21,895,274
Corporate Bonds	—	286,170,698	—	286,170,698
Municipal Bonds	—	10,766,167	—	10,766,167
Mutual Fund	94,139,484	—	—	94,139,484
Repurchase Agreements	—	15,520,825	—	15,520,825
Sovereign Bonds	—	33,219,822	—	33,219,822
U.S. Government Mortgage Backed Agencies	—	375,887,381	—	375,887,381
U.S. Government Sponsored & Agency Obligations	—	56,611,182	—	56,611,182
U.S. Treasury Bonds	—	61,987,382	—	61,987,382
U.S. Treasury Notes	—	383,896,304	—	383,896,304
Yankee Dollars	—	5,853,105	—	5,853,105

Total Assets	$94,139,484	$1,254,844,834	$—	$1,348,984,318

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Bond Index Fund

	Level 1	Level 2	Level 3	Total
Liabilities:
U.S. Government Mortgage Backed Agencies	$—	$(14,825,640)	$—	$(14,825,640)

Total Liabilities	$—	$(14,825,640)	$—	$(14,825,640)

Total	$94,139,484	$1,240,019,194	$—	$1,334,158,678

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Core Plus Bond Fund

Commercial Mortgage Backed Security 1.1%

	Principal Amount	Market Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A2, 3.15%, 08/15/46	$735,000	$769,644

Total Commercial Mortgage Backed Security (cost $740,118)		769,644

Corporate Bonds 51.3%

	Principal Amount	Market Value
Aerospace & Defense 0.6%
Triumph Group, Inc., 8.00%, 11/15/17	375,000	393,750

Airlines 1.5%
Air Canada, 9.25%, 08/01/15(a)	500,000	522,650
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 08/10/22	498,164	560,435

		1,083,085

Auto Components 0.7%
Cooper Tire & Rubber Co., 8.00%, 12/15/19	500,000	528,750

Automobiles 1.1%
Oshkosh Corp., 8.25%, 03/01/17	700,000	750,750

Capital Markets 1.8%
Jefferies Group LLC, 5.13%, 01/20/23	350,000	352,122
Raymond James Financial, Inc., 8.60%, 08/15/19	730,000	911,601

		1,263,723

Computers & Peripherals 0.6%
Apple, Inc., 2.40%, 05/03/23	470,000	430,055

Consumer Finance 0.7%
Aircastle Ltd., 9.75%, 08/01/18	450,000	498,375

Diversified Financial Services 7.1%
Bank of America Corp., 1.50%, 10/09/15	1,000,000	1,000,818
General Electric Capital Corp., 5.30%, 02/11/21	500,000	546,815
Goldman Sachs Capital II, 4.00%, 09/23/13(b)	500,000	395,000
Goldman Sachs Group, Inc. (The), 5.25%, 07/27/21	440,000	474,339
Morgan Stanley, 6.63%, 04/01/18	850,000	976,340
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	500,000	692,035
Western Union Co. (The), 5.93%, 10/01/16	770,000	861,862

		4,947,209

Diversified Telecommunication Services 1.4%
Corning, Inc., 7.25%, 08/15/36	350,000	421,231
Frontier Communications Corp., 8.50%, 04/15/20	500,000	557,500

		978,731

Electrical Equipment 0.5%
Kemet Corp., 10.50%, 05/01/18	350,000	352,625

Food Products 3.3%
ConAgra Foods, Inc., 5.88%, 04/15/14	1,180,000	1,223,109
Hershey Co. (The), 5.45%, 09/01/16	860,000	974,704
Wells Enterprises, Inc., 6.75%, 02/01/20(a)	100,000	104,500

		2,302,313

Gas Utilities 1.6%
Genesis Energy LP/Genesis Energy Finance Corp., 7.88%, 12/15/18	400,000	424,000
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC, 8.88%, 03/15/18	669,000	701,168

		1,125,168

Health Care Providers & Services 0.5%
Health Net, Inc., 6.38%, 06/01/17	365,000	381,009

Hotels, Restaurants & Leisure 1.7%
Graton Economic Development Authority, 9.63%, 09/01/19(a)	575,000	645,438
Hyatt Hotels Corp., 3.38%, 07/15/23	100,000	93,466
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 6.38%, 06/01/21(a)	500,000	476,250

		1,215,154

Household Durables 0.7%
NVR, Inc., 3.95%, 09/15/22	500,000	484,948

Household Products 0.9%
Tupperware Brands Corp., 4.75%, 06/01/21	635,000	648,977

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Information Technology Services 0.6%
Dun & Bradstreet Corp. (The), 3.25%, 12/01/17	$400,000	$404,421

Insurance 9.8%
Aflac, Inc., 8.50%, 05/15/19	525,000	682,116
American International Group, Inc., 5.60%, 10/18/16	800,000	896,878
Aspen Insurance Holdings Ltd., 6.00%, 08/15/14	1,025,000	1,074,007
Genworth Financial, Inc., 5.75%, 06/15/14	500,000	520,300
Markel Corp., 7.13%, 09/30/19	915,000	1,095,722
RenRe North America Holdings, Inc., 5.75%, 03/15/20	850,000	918,032
Torchmark Corp., 9.25%, 06/15/19	710,000	914,790
Willis North America, Inc., 6.20%, 03/28/17	684,000	768,495

		6,870,340

Media 0.5%
Regal Entertainment Group, 9.13%, 08/15/18	291,000	321,555

Metals & Mining 0.2%
Arch Coal, Inc., 7.25%, 10/01/20	160,000	130,000

Multi-Utilities & Unregulated Power 1.0%
NRG Energy, Inc., 8.50%, 06/15/19	620,000	669,600

Office Electronics 1.0%
Pitney Bowes, Inc., 5.60%, 03/15/18	665,000	717,647

Oil, Gas & Consumable Fuels 4.2%
McMoRan Exploration Co., 11.88%, 11/15/14	415,000	427,450
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 02/15/20	350,000	358,750
Stone Energy Corp., 8.63%, 02/01/17	575,000	610,937
Tesoro Corp., 9.75%, 06/01/19	720,000	794,700
Valero Energy Corp., 7.50%, 04/15/32	600,000	718,033

		2,909,870

Real Estate Investment Trusts (REITs) 1.5%
Alexandria Real Estate Equities, Inc., 3.90%, 06/15/23	485,000	467,499
Simon Property Group LP, 10.35%, 04/01/19	435,000	597,282

		1,064,781

Real Estate Management & Development 0.7%
Jones Lang LaSalle, Inc., 4.40%, 11/15/22	500,000	490,884

Road & Rail 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 01/15/19	295,000	322,656

Specialty Retail 3.7%
AutoZone, Inc., 4.00%, 11/15/20	455,000	468,209
Foot Locker, Inc., 8.50%, 01/15/22	990,000	1,111,275
O’Reilly Automotive, Inc., 4.63%, 09/15/21	1,000,000	1,049,727

		2,629,211

Wireless Telecommunication Services 2.9%
Cellco Partnership/Verizon Wireless Capital LLC, 7.38%, 11/15/13	1,565,000	1,594,003
MetroPCS Wireless, Inc., 6.63%, 11/15/20	400,000	422,000

		2,016,003

Total Corporate Bonds (cost $34,851,235)		35,931,590

U.S. Government Mortgage Backed Agencies 23.6%
Federal Home Loan Mortgage Corp. Gold Pool
Pool# J14732 4.00%, 03/01/26	133	140
Pool# J19197 3.00%, 05/01/27	956,563	983,093
Pool# C91149 6.00%, 01/01/28	101,730	111,992
Pool# G01616 6.00%, 07/01/33	56,337	62,983
Pool# G08087 6.00%, 10/01/35	159,310	175,187
Pool# C03685 3.00%, 10/01/41	1,606,644	1,553,800
Pool# G08477 3.50%, 02/01/42	1,696,492	1,706,763
Pool# Q09481 3.50%, 07/01/42	1,688,771	1,698,996
Pool# T60798 3.50%, 07/01/42	1,230,465	1,220,997
Pool# G08524 3.00%, 03/01/43	2,462,042	2,381,064
Federal National Mortgage Association Pool
Pool# AL0578 3.50%, 08/01/26	571,043	598,658
Pool# MA1165 3.00%, 09/01/32	1,780,328	1,769,410
Pool# MA1200 3.00%, 10/01/32	2,591,968	2,576,882
Pool# 730969 5.00%, 08/01/33	176,370	190,528
Pool# 995245
Government National Mortgage Association I Pool Pool# AD8801,
3.50%, 03/15/43	1,444,523	1,472,962

Total U.S. Government Mortgage Backed Agencies (cost $17,164,088)		16,503,455

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Core Plus Bond Fund

U.S. Government Sponsored & Agency Obligations 3.8%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. 1.00%, 11/28/17	$900,000	$880,286
2.50%, 10/02/19	1,400,000	1,413,012
Federal National Mortgage Association 1.75%, 11/20/20	385,000	359,527

Total U.S. Government Sponsored & Agency Obligations (cost $2,731,171)		2,652,825

U.S. Treasury Notes 6.1%

	Principal Amount	Market Value
U.S. Treasury Notes 1.25%, 10/31/15	1,000,000	1,019,531
1.75%, 05/31/16	1,975,000	2,041,039
4.00%, 08/15/18	500,000	564,219
1.38%, 05/31/20	700,000	672,984

Total U.S. Treasury Notes (cost $4,271,042)		4,297,773

Yankee Dollar 0.7%

	Principal Amount	Market Value
Insurance 0.7%
Montpelier Re Holdings Ltd., 4.70%, 10/15/22	500,000	491,543

Total Yankee Dollar (cost $498,454)		491,543

Preferred Stocks 4.6%

	Shares	Market Value
Diversified Telecommunication Services 0.7%
Qwest Corp. 6.13%, 06/01/53*(c)	10,000	225,400
7.00%, 07/01/52(c)	10,500	264,915

		490,315

Electric Utilities 0.8%
Dominion Resources, Inc., 8.38%, 06/15/64(c)	20,000	528,200

Insurance 1.8%
Aspen Insurance Holdings Ltd., 7.25%, 07/01/17(c)	5,510	143,811
Endurance Specialty Holdings Ltd., 7.75%, 12/15/15(c)	25,000	661,250
Montpelier Re Holdings Ltd., 8.88%, 05/10/16(c)	17,500	463,225

		1,268,286

Real Estate Investment Trusts (REITs) 1.0%
Annaly Capital Management, Inc., 7.63%, 05/16/17(c)	10,000	248,100
DuPont Fabros Technology, Inc., 7.63%, 03/15/16(c)	18,445	476,619

		724,719

Thrifts & Mortgage Finance 0.3%
Federal Home Loan Mortgage Corp., 8.38%, 12/31/17*(c)(d)	35,000	176,400

Total Preferred Stocks (cost $3,943,862)		3,187,920

Mutual Fund 10.9%

	Shares	Market Value
Money Market Fund 10.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11% (e)	7,603,834	7,603,834

Total Mutual Fund (cost $7,603,834)		7,603,834

Total Investments (cost $71,803,804) (f) — 102.1%		71,438,584
Liabilities in excess of other assets — (2.1%)		(1,444,535)

NET ASSETS — 100.0%		$69,994,049

*	Denotes a non-income producing security.
(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2013 was $1,748,838 which represents 2.50% of net assets.
(b)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2013. The maturity date reflects the next call date.
(c)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of July 31, 2013.
(d)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2013.
(e)	Represents 7-day effective yield as of July 31, 2013.
(f)	At July 31, 2013, the tax basis cost of the Fund’s investments was $71,803,804, tax unrealized appreciation and depreciation were $1,646,716 and $(2,011,936), respectively.

LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
REIT	Real Estate Investment Trust
ULC	Unlimited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Core Plus Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Commercial Mortgage Backed Security	$—	$769,644	$—	$769,644
Corporate Bonds	—	35,931,590	—	35,931,590
Mutual Fund	7,603,834	—	—	7,603,834
Preferred Stocks	3,187,920	—	—	3,187,920
U.S. Government Mortgage Backed Agencies	—	16,503,455	—	16,503,455
U.S. Government Sponsored & Agency Obligations	—	2,652,825	—	2,652,825
U.S. Treasury Notes	—	4,297,773	—	4,297,773
Yankee Dollar	—	491,543	—	491,543

Total	$10,791,754	$60,646,830	$—	$71,438,584

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Destination 2010 Fund

Mutual Funds 96.1%

	Shares	Market Value
Alternative Assets 25.0%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	872,380	$8,339,950

Total Alternative Assets (cost $8,516,471)		8,339,950

Equity Funds 37.0%
Nationwide International Index Fund, Institutional Class(a)	428,902	3,341,147
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	131,224	2,351,540
Nationwide S&P 500 Index Fund, Institutional Class(a)	406,271	5,675,602
Nationwide Small Cap Index Fund, Institutional Class(a)	67,313	1,004,314

Total Equity Funds (cost $9,999,942)		12,372,603

Fixed Income Funds 32.1%
Nationwide Bond Index Fund, Institutional Class(a)	624,825	7,035,526
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	393,615	3,688,170

Total Fixed Income Funds (cost $11,245,308)		10,723,696

Money Market Fund 2.0%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	662,573	662,573

Total Money Market Fund (cost $662,573)		662,573

Total Mutual Funds (cost $30,424,294)		32,098,822

Exchange Traded Funds 4.0%

	Shares	Market Value
Fixed Income Funds 4.0%
iShares Barclays 1-3 Year Credit Bond Fund	6,348	668,063
iShares Barclays 1-3 Year Treasury Bond Fund	7,870	664,071

Total Exchange Traded Funds (cost $1,331,975)		1,332,134

Total Investments (cost $31,756,269) (c) — 100.1%		33,430,956
Liabilities in excess of other assets — (0.1%)		(21,580)

NET ASSETS — 100.0%		$33,409,376

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2013.
(c)	At July 31, 2013, the tax basis cost of the Fund’s investments was $32,297,520, tax unrealized appreciation and depreciation were $1,954,933 and $(821,497), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Destination 2010 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At July 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Destination 2015 Fund

Mutual Funds 97.1%

	Shares	Market Value
Alternative Assets 23.0%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	3,755,641	$35,903,927

Total Alternative Assets (cost $37,000,293)		35,903,927

Equity Funds 45.1%
Nationwide International Index Fund, Institutional Class(a)	2,802,337	21,830,206
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	698,556	12,518,122
Nationwide S&P 500 Index Fund, Institutional Class(a)	2,124,877	29,684,526
Nationwide Small Cap Index Fund, Institutional Class(a)	420,630	6,275,792

Total Equity Funds (cost $55,633,875)		70,308,646

Fixed Income Funds 28.0%
Nationwide Bond Index Fund, Institutional Class(a)	2,498,163	28,129,316
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	1,662,153	15,574,373

Total Fixed Income Funds (cost $45,843,704)		43,703,689

Money Market Fund 1.0%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	1,546,341	1,546,341

Total Money Market Fund (cost $1,546,341)		1,546,341

Total Mutual Funds (cost $140,024,213)		151,462,603

Exchange Traded Funds 3.0%

	Shares	Market Value
Fixed Income Funds 3.0%
iShares Barclays 1-3 Year Credit Bond Fund	22,157	2,331,803
iShares Barclays 1-3 Year Treasury Bond Fund	27,543	2,324,078

Total Exchange Traded Funds (cost $4,650,010)		4,655,881

Total Investments (cost $144,674,223) (c) — 100.1%		156,118,484
Liabilities in excess of other assets — (0.1%)		(82,375)

NET ASSETS — 100.0%		$156,036,109

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2013.
(c)	At July 31, 2013, the tax basis cost of the Fund’s investments was $146,280,699, tax unrealized appreciation and depreciation were $13,366,009 and $(3,528,224), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Destination 2015 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At July 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Destination 2020 Fund

Mutual Funds 97.2%

	Shares	Market Value
Alternative Assets 18.8%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	4,558,631	$43,580,511

Total Alternative Assets (cost $44,842,435)		43,580,511

Equity Funds 55.7%
Nationwide International Index Fund, Institutional Class(a)	5,681,699	44,260,434
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,189,266	21,311,646
Nationwide S&P 500 Index Fund, Institutional Class(a)	3,684,272	51,469,285
Nationwide Small Cap Index Fund, Institutional Class(a)	806,459	12,032,373

Total Equity Funds (cost $103,259,165)		129,073,738

Fixed Income Funds 22.7%
Nationwide Bond Index Fund, Institutional Class(a)	3,476,845	39,149,272
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	1,447,720	13,565,141

Total Fixed Income Funds (cost $55,099,615)		52,714,413

Total Mutual Funds (cost $203,201,215)		225,368,662

Exchange Traded Funds 2.9%

	Shares	Market Value
Fixed Income Funds 2.9%
iShares Barclays 1-3 Year Credit Bond Fund	31,829	3,349,684
iShares Barclays 1-3 Year Treasury Bond Fund	39,660	3,346,511

Total Exchange Traded Funds (cost $6,693,837)		6,696,195

Total Investments (cost $209,895,052) (b) — 100.1%		232,064,857
Liabilities in excess of other assets — (0.1%)		(116,603)

NET ASSETS — 100.0%		$231,948,254

(a)	Investment in affiliate.
(b)	At July 31, 2013, the tax basis cost of the Fund’s investments was $211,849,678, tax unrealized appreciation and depreciation were $24,106,824 and $(3,891,645), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Destination 2020 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At July 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Destination 2025 Fund

Mutual Funds 98.2%

	Shares	Market Value
Alternative Assets 17.9%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	4,269,662	$40,817,966

Total Alternative Assets (cost $41,963,827)		40,817,966

Equity Funds 66.3%
Nationwide International Index Fund, Institutional Class(a)	6,423,817	50,041,531
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,408,879	25,247,103
Nationwide S&P 500 Index Fund, Institutional Class(a)	4,085,015	57,067,653
Nationwide Small Cap Index Fund, Institutional Class(a)	1,233,601	18,405,330

Total Equity Funds (cost $120,885,955)		150,761,617

Fixed Income Funds 14.0%
Nationwide Bond Index Fund, Institutional Class(a)	2,017,390	22,715,808
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	963,992	9,032,604

Total Fixed Income Funds (cost $33,169,918)		31,748,412

Total Mutual Funds (cost $196,019,700)		223,327,995

Exchange Traded Funds 1.9%

	Shares	Market Value
Fixed Income Funds 1.9%
iShares Barclays 1-3 Year Credit Bond Fund	20,802	2,189,203
iShares Barclays 1-3 Year Treasury Bond Fund	25,917	2,186,876

Total Exchange Traded Funds (cost $4,378,338)		4,376,079

Total Investments (cost $200,398,038) (b) — 100.1%		227,704,074
Liabilities in excess of other assets — (0.1%)		(121,374)

NET ASSETS — 100.0%		$227,582,700

(a)	Investment in affiliate.
(b)	At July 31, 2013, the tax basis cost of the Fund’s investments was $202,192,651, tax unrealized appreciation and depreciation were $28,223,474 and $(2,712,051), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Destination 2025 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At July 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Destination 2030 Fund

Mutual Funds 98.1%

	Shares	Market Value
Alternative Assets 14.0%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	3,503,396	$33,492,469

Total Alternative Assets (cost $34,445,843)		33,492,469

Equity Funds 75.1%
Nationwide International Index Fund, Institutional Class(a)	7,069,448	55,070,997
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,616,306	28,964,195
Nationwide S&P 500 Index Fund, Institutional Class(a)	4,970,935	69,443,963
Nationwide Small Cap Index Fund, Institutional Class(a)	1,769,681	26,403,643

Total Equity Funds (cost $139,486,699)		179,882,798

Fixed Income Funds 9.0%
Nationwide Bond Index Fund, Institutional Class(a)	1,494,898	16,832,547
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	510,121	4,779,835

Total Fixed Income Funds (cost $22,488,282)		21,612,382

Total Mutual Funds (cost $196,420,824)		234,987,649

Exchange Traded Funds 2.0%

	Shares	Market Value
Fixed Income Funds 2.0%
iShares Barclays 1-3 Year Credit Bond Fund	22,461	2,363,796
iShares Barclays 1-3 Year Treasury Bond Fund	27,974	2,360,446

Total Exchange Traded Funds (cost $4,727,117)		4,724,242

Total Investments (cost $201,147,941) (b) — 100.1%		239,711,891
Liabilities in excess of other assets — (0.1%)		(121,551)

NET ASSETS — 100.0%		$239,590,340

(a)	Investment in affiliate.
(b)	At July 31, 2013, the tax basis cost of the Fund’s investments was $204,112,277, tax unrealized appreciation and depreciation were $37,560,376 and $(1,960,762), respectively.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Destination 2030 Fund

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At July 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Destination 2035 Fund

Mutual Funds 99.1%

	Shares	Market Value
Alternative Assets 12.0%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	1,895,750	$18,123,365

Total Alternative Assets (cost $18,564,525)		18,123,365

Equity Funds 83.1%
Nationwide International Index Fund, Institutional Class(a)	5,042,014	39,277,288
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,097,623	19,669,398
Nationwide S&P 500 Index Fund, Institutional Class(a)	3,352,589	46,835,674
Nationwide Small Cap Index Fund, Institutional Class(a)	1,315,976	19,634,360

Total Equity Funds (cost $100,785,703)		125,416,720

Fixed Income Fund 4.0%
Nationwide Bond Index Fund, Institutional Class(a)	537,592	6,053,284

Total Fixed Income Fund (cost $6,272,687)		6,053,284

Total Mutual Funds (cost $125,622,915)		149,593,369

Exchange Traded Fund 1.0%

	Shares	Market Value
Fixed Income Fund 1.0%
iShares Barclays 1-3 Year Credit Bond Fund	14,431	1,518,719

Total Exchange Traded Fund (cost $1,519,301)		1,518,719

Total Investments (cost $127,142,216) (b) — 100.1%		151,112,088
Liabilities in excess of other assets — (0.1)%		(77,211)

NET ASSETS — 100.0%		$151,034,877

(a)	Investment in affiliate.
(b)	At July 31, 2013, the tax basis cost of the Fund’s investments was $128,604,963, tax unrealized appreciation and depreciation were $23,206,507 and $(699,382), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Destination 2035 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At July 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Destination 2040 Fund

Mutual Funds 99.0%

	Shares	Market Value
Alternative Assets 10.0%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	1,269,880	$12,140,049

Total Alternative Assets (cost $12,389,200)		12,140,049

Equity Funds 87.0%
Nationwide International Index Fund, Institutional Class(a)	4,369,682	34,039,819
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	951,744	17,055,259
Nationwide S&P 500 Index Fund, Institutional Class(a)	2,701,027	37,733,345
Nationwide Small Cap Index Fund, Institutional Class(a)	1,141,808	17,035,773

Total Equity Funds (cost $84,089,017)		105,864,196

Fixed Income Fund 2.0%
Nationwide Bond Index Fund, Institutional Class(a)	216,878	2,442,050

Total Fixed Income Fund (cost $2,526,622)		2,442,050

Total Mutual Funds (cost $99,004,839)		120,446,295

Exchange Traded Fund 1.0%

	Shares	Market Value
Fixed Income Fund 1.0%
iShares Barclays 1-3 Year Credit Bond Fund	11,632	1,224,152

Total Exchange Traded Fund (cost $1,224,543)		1,224,152

Total Investments (cost $100,229,382) (b) — 100.0%		121,670,447
Liabilities in excess of other assets — 0.0%†		(57,453)

NET ASSETS — 100.0%		$121,612,994

(a)	Investment in affiliate.
(b)	At July 31, 2013, the tax basis cost of the Fund’s investments was $101,448,353, tax unrealized appreciation and depreciation were $20,574,630 and $(352,536), respectively.† Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Destination 2040 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At July 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Destination 2045 Fund

Mutual Funds 99.1%

	Shares	Market Value
Alternative Assets 10.0%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	732,356	$7,001,321

Total Alternative Assets (cost $7,102,402)		7,001,321

Equity Funds 88.1%
Nationwide International Index Fund, Institutional Class(a)	2,522,686	19,651,725
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	548,930	9,836,832
Nationwide S&P 500 Index Fund, Institutional Class(a)	1,605,765	22,432,535
Nationwide Small Cap Index Fund, Institutional Class(a)	658,628	9,826,729

Total Equity Funds (cost $50,329,141)		61,747,821

Fixed Income Fund 1.0%
Nationwide Bond Index Fund, Institutional Class(a)	61,973	697,811

Total Fixed Income Fund (cost $724,343)		697,811

Total Mutual Funds (cost $58,155,886)		69,446,953

Exchange Traded Fund 1.0%

	Shares	Market Value
Fixed Income Fund 1.0%
iShares Barclays 1-3 Year Credit Bond Fund	6,617	696,373

Total Exchange Traded Fund (cost $696,719)		696,373

Total Investments (cost $58,852,605) (b) — 100.1%		70,143,326
Liabilities in excess of other assets — (0.1)%		(39,487)

NET ASSETS — 100.0%		$70,103,839

(a)	Investment in affiliate.
(b)	At July 31, 2013, the tax basis cost of the Fund’s investments was $59,513,560, tax unrealized appreciation and depreciation were $10,765,050 and $(135,284), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Destination 2045 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At July 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Destination 2050 Fund

Mutual Funds 100.1%

	Shares	Market Value
Alternative Assets 12.0%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	842,500	$8,054,302

Total Alternative Assets (cost $8,234,143)		8,054,302

Equity Funds 88.1%
Nationwide International Index Fund, Institutional Class(a)	2,510,201	19,554,470
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	527,171	9,446,912
Nationwide S&P 500 Index Fund, Institutional Class(a)	1,496,525	20,906,450
Nationwide Small Cap Index Fund, Institutional Class(a)	633,171	9,446,912

Total Equity Funds (cost $50,757,186)		59,354,744

Total Mutual Funds (cost $58,991,329)		67,409,046

Total Investments (cost $58,991,329) (b) — 100.1%		67,409,046
Liabilities in excess of other assets — (0.1)%		(37,014)

NET ASSETS — 100.0%		$67,372,032

(a)	Investment in affiliate.
(b)	At July 31, 2013, the tax basis cost of the Fund’s investments was $59,371,799, tax unrealized appreciation and depreciation were $8,224,883 and $(187,636), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Destination 2050 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At July 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Destination 2055 Fund

Mutual Funds 100.0%

	Shares	Market Value
Alternative Assets 12.0%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	123,949	$1,184,955

Total Alternative Assets (cost $1,201,061)		1,184,955

Equity Funds 88.0%
Nationwide International Index Fund, Institutional Class(a)	368,451	2,870,233
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	82,914	1,485,825
Nationwide S&P 500 Index Fund, Institutional Class(a)	212,054	2,962,388
Nationwide Small Cap Index Fund, Institutional Class(a)	92,844	1,385,233

Total Equity Funds (cost $7,503,176)		8,703,679

Total Mutual Funds (cost $8,704,237)		9,888,634

Total Investments (cost $8,704,237) (b) — 100.0%		9,888,634
Liabilities in excess of other assets — 0.0%†		(4,713)

NET ASSETS — 100.0%		$9,883,921

(a)	Investment in affiliate.
(b)	At July 31, 2013, the tax basis cost of the Fund’s investments was $8,724,846, tax unrealized appreciation and depreciation were $1,180,167 and $(16,379), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Destination 2055 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At July 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Enhanced Income Fund

Asset-Backed Securities 26.5%

	Principal Amount	Market Value
Automobiles 16.4%
Ally Auto Receivables Trust Series 2010-2, Class A4, 2.09%, 05/15/15	$493,798	$495,879
Series 2012-2, Class A2, 0.56%, 10/15/14	166,821	166,817
Series 2012-4, Class A3, 0.59%, 01/17/17	1,245,000	1,242,019
Series 2012-SN1, Class A3, 0.57%, 08/20/15	600,000	599,188
AmeriCredit Automobile Receivables Trust Series 2012-4, Class A3, 0.67%, 06/08/17	735,000	731,879
Series 2012-5, Class A2, 0.51%, 01/08/16	343,485	343,355
Series 2013-2, Class A2, 0.53%, 11/08/16	900,000	898,615
BMW Vehicle Lease Trust, Series 2013-1, Class A2, 0.40%, 01/20/15	2,500,000	2,496,015
BMW Vehicle Owner Trust, Series 2011-A, Class A3, 0.76%, 08/25/15	1,267,411	1,268,865
Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.62%, 07/20/16	1,000,000	997,768
CarMax Auto Owner Trust Series 2010-2, Class A4, 2.04%, 10/15/15	310,000	312,520
Series 2013-1, Class A2, 0.42%, 03/15/16	1,750,000	1,750,679
Series 2013-2, Class A2, 0.42%, 06/15/16	1,850,000	1,849,262
Ford Credit Auto Owner Trust Series 2009-E, Class A4, 2.42%, 11/15/14	719,086	720,535
Series 2012-B, Class A2, 0.57%, 01/15/15	197,805	197,814
Series 2013-B, Class A2, 0.38%, 02/15/16	1,400,000	1,399,685
Harley-Davidson Motorcycle Trust Series 2011-2, Class A3, 1.11%, 09/15/16	1,890,000	1,894,559
Series 2012-1, Class A3, 0.68%, 04/15/17	295,000	295,091
Series 2013-1, Class A2, 0.45%, 08/15/16	1,800,000	1,797,622
Honda Auto Receivables Owner Trust Series 2012-2, Class A2, 0.56%, 11/17/14	462,834	462,908
Series 2012-3, Class A3, 0.56%, 05/15/16	1,000,000	999,620
Series 2013-2, Class A2, 0.37%, 10/16/15	1,400,000	1,398,122
Huntington Auto Trust Series 2012-1, Class A2, 0.54%, 11/17/14	233,317	233,329
Series 2012-2, Class A3, 0.51%, 04/17/17	2,000,000	1,995,398
Hyundai Auto Lease Securitization Trust, Series 2013-A, Class A2, 0.51%, 09/15/15(a)	1,500,000	1,497,944
Hyundai Auto Receivables Trust Series 2009-A, Class A4, 3.15%, 03/15/16	220,374	221,312
Series 2011-B, Class A4, 1.65%, 02/15/17	1,250,000	1,263,541
Series 2012-A, Class A3, 0.72%, 03/15/16	190,328	190,531
Series 2012-B, Class A3, 0.62%, 09/15/16	1,000,000	1,000,632
Mercedes-Benz Auto Receivables Trust Series 2010-1, Class A3, 1.42%, 08/15/14	21,988	21,987
Series 2011-1, Class A4, 1.22%, 12/15/17	2,680,000	2,694,588
Series 2012-1, Class A3, 0.47%, 10/17/16	1,025,000	1,023,236
Nissan Auto Lease Trust, Series 2012-B, Class A3, 0.58%, 11/16/15	1,400,000	1,397,281
Nissan Auto Receivables Owner Trust Series 2012-A, Class A3, 0.73%, 05/16/16	275,000	275,450
Series 2012-B, Class A3, 0.46%, 10/17/16	1,400,000	1,397,224
Porsche Financial Auto Securitization Trust, Series 2011-1, Class A4, 1.19%, 12/17/18(a)	2,415,000	2,421,525
Porsche Innovative Lease Owner Trust, Series 2012-1, Class A3, 0.54%, 12/21/15(a)	940,000	938,150
Santander Drive Auto Receivables Trust, Series 2013-2, Class A2, 0.47%, 03/15/16	1,070,000	1,068,921
Toyota Auto Receivables Owner Trust Series 2011-A, Class A3, 0.98%, 10/15/14	103,688	103,795
Series 2012-A, Class A3, 0.75%, 02/16/16	675,000	676,203
Series 2012-B, Class A3, 0.46%, 07/15/16	1,435,000	1,432,254
USAA Auto Owner Trust, Series 2012-1, Class A3, 0.43%, 08/15/16	575,000	573,491
Volkswagen Auto Loan Enhanced Trust Series 2010-1, Class A4, 2.14%, 08/22/16	298,630	299,196

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Enhanced Income Fund

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Automobiles (continued)
Volkswagen Auto Loan Enhanced Trust (continued)
Series 2011-1, Class A4, 1.98%, 09/20/17	$1,000,000	$1,014,262
World Omni Auto Receivables Trust Series 2010-A, Class A4, 2.21%, 05/15/15	751,912	754,032
Series 2011-A, Class A4, 1.91%, 04/15/16	1,100,000	1,111,882

		45,924,981

Credit Card 3.3%
American Express Credit Account Master Trust Series 2011-1, Class A, 0.36%, 04/17/17(b)	2,300,000	2,299,638
Series 2012-2, Class A, 0.68%, 03/15/18	1,450,000	1,449,672
BA Credit Card Trust, Series 2006-A7, Class A7, 0.23%, 12/15/16(b)	2,000,000	1,997,139
Capital One Multi-Asset Execution Trust, Series 2013-A2, Class A2, 0.37%, 02/15/19(b)	2,000,000	1,990,614
Chase Issuance Trust, Series 2013-A5, Class A, 0.47%, 05/15/17	1,500,000	1,492,326

		9,229,389

Electric Utilities 0.9%
AEP Texas Central Transition Funding LLC, Series A-3 5.09%, 07/01/15	2,497,157	2,600,096

Other 5.6%
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A1, 1.83%, 02/15/16	1,397,668	1,410,695
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A3, 5.09%, 08/01/15	1,203,365	1,229,988
CNH Equipment Trust Series 2012-C, Class A2, 0.44%, 02/16/16	322,238	321,990
Series 2012-C, Class A3, 0.57%, 12/15/17	780,000	776,732
Series 2013-A, Class A2, 0.44%, 07/15/16	2,000,000	1,995,786
Entergy Gulf States Reconstruction Funding LLC, Series 2007-A, Class A2, 5.79%, 10/01/18	1,334,097	1,474,606
GE Equipment Midticket LLC, Series 2012-1, Class A3, 0.60%, 05/23/16	605,000	603,661
GE Equipment Transportation LLC Series 2011-1, Class A3, 1.00%, 10/20/14	364,826	364,947
Series 2013-1, Class A2, 0.50%, 11/24/15	735,000	733,612
John Deere Owner Trust Series 2011-A, Class A3, 1.29%, 01/15/16	574,031	575,213
Series 2012-B, Class A3, 0.53%, 07/15/16	2,000,000	1,995,952
Oncor Electric Delivery Transition Bond Co. LLC Series 2003-1, Class A4, 5.42%, 08/15/17	428,054	449,139
Series 2004-1, Class A3, 5.29%, 05/15/18	678,594	724,843
PSE&G Transition Funding LLC, Series 2001-1, Class A7, 6.75%, 06/15/16	1,170,000	1,204,476
Volvo Financial Equipment LLC, Series 2012-1A, Class A3, 0.91%, 08/17/15(a)	1,885,000	1,885,512

		15,747,152

Student Loan 0.3%
SLM Student Loan Trust, Series 2013-1, Class A1, 0.34%, 02/27/17(b)	830,419	828,545

Total Asset-Backed Securities (cost $74,636,287)		74,330,163

Collateralized Mortgage Obligations 15.5%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 3574, Class AC, 1.85%, 08/15/14	28,510	28,502
Series 3573, Class LC, 1.85%, 08/15/14	109,597	109,752
Series 3610, Class AB, 1.40%, 12/15/14	115,638	115,701
Series 3612, Class AE, 1.40%, 12/15/14	252,508	252,976
Series 3865, Class DA, 1.25%, 12/15/16	195,712	196,433
Series 3818, Class UA, 1.35%, 02/15/17	596,145	598,735
Series 3827, Class CA, 1.50%, 04/15/17	620,196	624,108
Series 3758, Class CD, 1.50%, 08/15/17	700,922	706,460
Series 2628, Class DQ, 3.00%, 11/15/17	191,582	192,979

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Enhanced Income Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS (continued) Series 2628, Class GQ, 3.14%, 11/15/17	$239,478	$241,318
Series 2629, Class AN, 3.50%, 01/15/18	347,420	353,571
Series 2629, Class AM, 4.00%, 01/15/18	178,673	182,398
Series 2555, Class B, 4.25%, 01/15/18	289,440	300,811
Series 3840, Class BA, 2.00%, 02/15/18	976,959	987,573
Series 2643, Class NT, 4.50%, 03/15/18	264,517	269,397
Series 2836, Class PX, 4.00%, 05/15/18	191,556	193,354
Series 3728, Class CA, 1.50%, 10/15/18	795,421	796,748
Series 3916, Class CD, 2.00%, 10/15/18	422,487	426,948
Series 3831, Class CG, 3.00%, 10/15/18	268,899	275,767
Series 3772, Class HC, 3.00%, 10/15/18	1,315,680	1,352,345
Series 3756, Class DA, 1.20%, 11/15/18	1,854,657	1,848,412
Series 3636, Class EB, 2.00%, 11/15/18	277,391	280,272
Series 2877, Class GP, 4.00%, 11/15/18	127,343	128,184
Series 3649, Class EA, 2.25%, 12/15/18	564,319	572,007
Series 3659, Class DE, 2.00%, 03/15/19	495,809	503,710
Series 2838, Class FB, 0.49%, 08/15/19(b)	218,950	218,875
Series 3683, Class AD, 2.25%, 06/15/20	276,457	278,885
Series 3846, Class CK, 1.50%, 09/15/20	1,300,756	1,306,854
Series 3815, Class BD, 3.00%, 10/15/20	1,459,086	1,503,413
Series 3799, Class GK, 2.75%, 01/15/21	344,910	353,863
Series 3815, Class DE, 3.00%, 10/15/21	775,814	797,996
Series 3609, Class LC, 3.50%, 12/15/24	855,232	888,754
Series 3639, Class AB, 2.75%, 02/15/25	583,031	599,094
Series 3773, Class AL, 3.25%, 06/15/25	1,529,539	1,590,238
Series 3845, Class ME, 3.00%, 09/15/25	595,282	614,419
Series 3943, Class CA, 3.00%, 10/15/25	519,737	535,614
Series 2071, Class F, 0.69%, 07/15/28(b)	841,546	845,241
Series 3919, Class AF, 0.54%, 03/15/30(b)	362,951	364,287
Series 2763, Class FA, 0.54%, 04/15/32(b)	945,850	951,139
Series 2763, Class FC, 0.54%, 04/15/32(b)	1,423,860	1,431,823
Series 3267, Class FB, 0.44%, 11/15/36(b)	1,647,106	1,649,294
Series 3260, Class PF, 0.49%, 01/15/37(b)	766,827	767,268
Federal National Mortgage Association REMICS Series 2002-7, Class QG, 5.50%, 03/25/17	195,995	205,340
Series 2002-16, Class XU, 5.50%, 04/25/17	732,059	762,775
Series 2002-55, Class QE, 5.50%, 09/25/17	1,191,439	1,251,299
Series 2003-49, Class TK, 3.50%, 03/25/18	400,284	408,963
Series 2003-59, Class GC, 4.50%, 03/25/18	203,616	207,158
Series 2003-35, Class FY, 0.59%, 05/25/18(b)	381,345	383,398
Series 2011-69, Class AB, 1.50%, 05/25/18	977,350	981,308
Series 2003-57, Class NB, 3.00%, 06/25/18	47,363	48,764
Series 2010-30, Class DB, 2.00%, 08/25/18	530,096	538,118
Series 2003-120, Class BL, 3.50%, 12/25/18	668,595	693,509
Series 2008-15, Class JM, 4.00%, 02/25/19	148,405	151,882
Series 2008-18, Class MD, 4.00%, 03/25/19	509,092	532,061
Series 2004-101, Class BG, 5.00%, 01/25/20	793,877	828,477
Series 2010-60, Class D, 2.50%, 06/25/20	473,548	483,096
Series 2007-36, Class AB, 5.00%, 11/25/21	522,439	542,102
Series 2008-15, Class EL, 4.25%, 06/25/22	545,114	560,628
Series 2011-79, Class HD, 2.00%, 12/25/22	1,429,438	1,433,949
Series 2009-88, Class EA, 4.50%, 05/25/23	166,317	168,783
Series 2009-44, Class A, 4.50%, 12/25/23	218,802	227,875
Series 2009-76, Class MA, 4.00%, 09/25/24	507,634	524,967
Series 2010-2, Class TF, 0.69%, 06/25/27(b)	410,000	411,671
Series 2003-86, Class OE, 5.00%, 03/25/32	196,240	200,290
Series 2003-14, Class AN, 3.50%, 03/25/33	98,151	101,317
Series 2004-60, Class FW, 0.64%, 04/25/34(b)	1,749,895	1,763,233
Series 2006-27, Class BF, 0.49%, 04/25/36(b)	1,663,800	1,670,511

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Enhanced Income Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
Federal National Mortgage Association REMICS (continued) Series 2010-41, Class AP, 4.50%, 09/25/38	$127,425	$129,429
Series 2009-34, Class GA, 4.00%, 05/25/39	634,289	666,664
Government National Mortgage Association Series 2004-48, Class F, 0.59%, 11/16/30(b)	76,063	76,099
Series 2009-25, Class BH, 4.25%, 01/20/35	681,071	706,566
Series 2010-67, Class DA, 2.50%, 04/20/36	453,689	461,271
Series 2009-57, Class BA, 2.25%, 06/16/39	156,176	157,851

Total Collateralized Mortgage Obligations (cost $43,637,525)		43,514,872

Commercial Mortgage Backed Securities 6.3%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-3, Class A2, 4.50%, 07/10/43	347,847	358,086
Series 2005-5, Class ASB, 5.05%, 10/10/45(b)	306,697	314,162
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1, 0.69%, 09/10/45	938,550	931,232
Commercial Mortgage Pass Through Certificates Series 2012-CR1, Class A1, 1.12%, 05/15/45	785,813	785,672
Series 2012-CR2, Class A1, 0.82%, 08/15/45	665,952	662,542
Series 2012-CR3, Class A1, 0.67%, 11/15/45	612,668	606,866
Series 2012-LC4, Class A1, 1.16%, 12/10/44	217,294	217,302
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A3, 5.10%, 08/15/38(b)	65,697	65,649
FDIC Commercial Mortgage Trust, Series 2012-C1, Class A, 0.84%, 05/25/35(a)(b)	1,320,013	1,317,641
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A1, 1.14%, 05/10/45	1,605,947	1,602,888
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP2, Class A3, 4.70%, 07/15/42	367,443	366,970
Series 2012-C8, Class A1, 0.71%, 10/15/45	993,849	984,020
Series 2012-CBX, Class A1, 0.96%, 06/15/45	682,683	681,617
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A1, 0.92%, 08/15/45	568,824	566,717
Series 2012-C6, Class A1, 0.66%, 11/15/45	612,986	607,477
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class A1, 0.73%, 08/10/49	1,707,674	1,694,080
Wachovia Bank Commercial Mortgage Trust Series 2005-C17, Class APB, 5.04%, 03/15/42	304,598	307,862
Series 2005-C20, Class APB, 5.09%, 07/15/42(b)	151,804	152,659
Series 2006-C23, Class A4, 5.42%, 01/15/45(b)	2,494,679	2,695,199
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, 0.69%, 10/15/45	1,747,638	1,733,551
WF-RBS Commercial Mortgage Trust Series 2012-C8, Class A1, 0.86%, 08/15/45	208,280	206,909
Series 2012-C9, Class A1, 0.67%, 11/15/45	876,586	868,095

Total Commercial Mortgage Backed Securities (cost $17,920,438)		17,727,196

Corporate Bonds 41.6%

	Principal Amount	Market Value
Aerospace & Defense 0.2%
United Technologies Corp., 0.77%, 06/01/15(b)	620,000	624,224

Beverages 2.0%
Coca-Cola Co. (The), 3.63%, 03/15/14	1,150,000	1,173,748
Heineken NV, 0.80%, 10/01/15(a)	580,000	578,748
PepsiCo, Inc., 3.75%, 03/01/14	900,000	916,875
SABMiller Holdings, Inc., 1.85%, 01/15/15(a)	2,200,000	2,237,213
SABMiller PLC, 5.50%, 08/15/13(a)	560,000	560,767

		5,467,351

Capital Markets 2.3%
Goldman Sachs Group, Inc. (The) 5.15%, 01/15/14	1,925,000	1,960,751
3.30%, 05/03/15	825,000	852,035
Morgan Stanley 0.57%, 01/09/14(b)	1,100,000	1,097,952
2.88%, 01/24/14	1,625,000	1,641,217
6.00%, 05/13/14	100,000	103,802
UBS AG, 2.25%, 08/12/13	727,000	727,080

		6,382,837

Chemicals 0.6%
Airgas, Inc., 4.50%, 09/15/14	550,000	572,266
Ecolab, Inc. 2.38%, 12/08/14	629,000	641,841
1.00%, 08/09/15	560,000	560,877

		1,774,984

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Enhanced Income Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Banks 7.6%
Bank of New York Mellon Corp. (The), 0.70%, 10/23/15	$1,080,000	$1,077,360
Bank of Nova Scotia 2.38%, 12/17/13	265,000	267,085
0.75%, 10/09/15	310,000	309,094
0.79%, 07/15/16(b)	1,950,000	1,952,308
BB&T Corp., 1.13%, 06/15/18(b)	3,600,000	3,610,387
Canadian Imperial Bank of Commerce 1.45%, 09/13/13	500,000	500,713
0.90%, 10/01/15	105,000	105,234
0.79%, 07/18/16(b)	2,750,000	2,754,070
Capital One Financial Corp., 0.91%, 11/06/15(b)	525,000	524,052
Credit Suisse, 5.50%, 05/01/14	1,225,000	1,270,095
JPMorgan Chase Bank NA, 0.51%, 07/30/15(b)	2,500,000	2,500,100
PNC Funding Corp., 5.40%, 06/10/14	600,000	624,395
Wells Fargo & Co., 1.20%, 06/26/15(b)	3,505,000	3,543,092
Westpac Banking Corp. 4.20%, 02/27/15	750,000	790,548
1.13%, 09/25/15	1,460,000	1,466,902

		21,295,435

Communications Equipment 0.5%
Cisco Systems, Inc., 1.63%, 03/14/14	1,375,000	1,386,514

Computers & Peripherals 0.9%
Hewlett-Packard Co. 1.25%, 09/13/13	400,000	400,317
2.35%, 03/15/15	2,200,000	2,236,654

		2,636,971

Consumer Finance 3.1%
American Express Credit Corp. Series C, 7.30%, 08/20/13	400,000	401,128
5.13%, 08/25/14	1,500,000	1,570,798
1.75%, 06/12/15	30,000	30,511
American Honda Finance Corp. 0.73%, 05/08/14(a)(b)	360,000	360,495
0.67%, 06/18/14(a)(b)	345,000	345,412
1.00%, 08/11/15(a)	515,000	517,044
Ford Motor Credit Co. LLC, 7.00%, 10/01/13	2,775,000	2,801,469
John Deere Capital Corp. 4.90%, 09/09/13	500,000	502,197
0.42%, 04/25/14(b)	350,000	350,204
PACCAR Financial Corp., 0.52%, 06/05/14(b)	700,000	701,126
Toyota Motor Credit Corp., 1.38%, 08/12/13	1,000,000	1,000,207

		8,580,591

Diversified Financial Services 5.8%
Bank of America Corp. 7.38%, 05/15/14	2,010,000	2,110,748
4.50%, 04/01/15	455,000	478,678
3.70%, 09/01/15	160,000	167,116
Citigroup, Inc. 6.50%, 08/19/13	609,000	609,949
6.00%, 12/13/13	599,000	610,704
5.00%, 09/15/14	3,400,000	3,531,308
2.25%, 08/07/15	1,000,000	1,018,319
General Electric Capital Corp. 1.88%, 09/16/13	1,350,000	1,352,415
1.30%, 07/02/15(b)	1,335,000	1,352,448
1.63%, 07/02/15	800,000	811,234
2.25%, 11/09/15	335,000	343,417
0.88%, 12/11/15(b)	480,000	483,411
Harley-Davidson Financial Services, Inc. 1.15%, 09/15/15(a)	150,000	149,621
3.88%, 03/15/16(a)	640,000	680,666
JPMorgan Chase & Co., 3.70%, 01/20/15	2,500,000	2,607,833

		16,307,867

Diversified Telecommunication Services 1.1%
AT&T, Inc., 5.10%, 09/15/14	2,380,000	2,500,017
Telefonica Emisiones SAU, 4.95%, 01/15/15	550,000	574,167

		3,074,184

Electric Utilities 0.1%
Alabama Power Co., 0.55%, 10/15/15	305,000	304,196
NextEra Energy Capital Holdings, Inc., 1.20%, 06/01/15	75,000	75,458

		379,654

Food & Staples Retailing 0.5%
CVS Caremark Corp., 4.88%, 09/15/14	500,000	523,740
Walgreen Co., 1.00%, 03/13/15	845,000	847,538

		1,371,278

Food Products 0.2%
Campbell Soup Co., 0.57%, 08/01/14(b)	590,000	591,134

Gas Utilities 2.0%
Enterprise Products Operating LLC Series G, 5.60%, 10/15/14	420,000	443,802
3.70%, 06/01/15	1,500,000	1,574,575
1.25%, 08/13/15	940,000	945,612
Kinder Morgan Energy Partners LP, 5.13%, 11/15/14	2,565,000	2,707,368

		5,671,357

Health Care Providers & Services 1.9%
Express Scripts Holding Co., 2.75%, 11/21/14	2,500,000	2,560,309

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Enhanced Income Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services (continued)
Medtronic, Inc., 4.50%, 03/15/14	$1,200,000	$1,229,688
UnitedHealth Group, Inc., 0.85%, 10/15/15	1,080,000	1,082,551
WellPoint, Inc., 1.25%, 09/10/15	530,000	534,051

		5,406,599

Household Products 0.2%
Kimberly-Clark Corp., 5.00%, 08/15/13	400,000	400,549

Industrial Conglomerates 0.1%
General Electric Co., 0.85%, 10/09/15	390,000	390,157

Insurance 1.7%
American International Group, Inc., 4.25%, 09/15/14	3,250,000	3,369,293
Prudential Financial, Inc. Series B, 4.75%, 04/01/14	635,000	652,035
4.75%, 09/17/15	670,000	723,644

		4,744,972

Media 2.3%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.75%, 10/01/14	2,625,000	2,741,473
NBCUniversal Media LLC 2.10%, 04/01/14	1,660,000	1,677,928
3.65%, 04/30/15	850,000	893,927
Time Warner Cable, Inc., 8.25%, 02/14/14	1,190,000	1,234,024

		6,547,352

Metals & Mining 0.6%
BHP Billiton Finance USA Ltd., 5.50%, 04/01/14	510,000	527,521
Freeport-McMoRan Copper & Gold, Inc., 1.40%, 02/13/15	580,000	580,861
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	430,000	455,553

		1,563,935

Office Electronics 0.9%
Xerox Corp., 8.25%, 05/15/14	2,487,000	2,629,289

Oil, Gas & Consumable Fuels 2.2%
Occidental Petroleum Corp., 1.45%, 12/13/13	1,175,000	1,180,045
Petrohawk Energy Corp., 7.25%, 08/15/18	2,000,000	2,185,000
Phillips 66, 1.95%, 03/05/15	175,000	178,045
Valero Energy Corp., 4.50%, 02/01/15	2,520,000	2,653,053

		6,196,143

Pharmaceuticals 1.9%
AbbVie, Inc., 1.03%, 11/06/15(a)(b)	1,475,000	1,477,999
Actavis, Inc., 5.00%, 08/15/14	600,000	624,533
Merck & Co., Inc., 0.63%, 05/18/18(b)	3,325,000	3,331,368

		5,433,900

Road & Rail 0.3%
Penske Truck Leasing Co./PTL Finance Corp., 2.50%, 07/11/14(a)	644,444	654,299
Ryder System, Inc., 3.15%, 03/02/15	150,000	154,713

		809,012

Software 1.1%
Oracle Corp., 0.85%, 01/15/19(b)	3,000,000	3,014,606

Specialty Retail 1.0%
AutoZone, Inc., 5.75%, 01/15/15	2,520,000	2,697,592

Wireless Telecommunication Services 0.5%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 02/01/14	1,225,000	1,253,021

Total Corporate Bonds (cost $116,431,032)		116,631,508

Municipal Bond 0.8%

	Principal Amount	Market Value
Louisiana 0.8%
Louisiana Public Facilities Authority, Series 2008, 5.75%, 02/01/19	2,058,816	2,171,515

Total Municipal Bond (cost $2,252,898)		2,171,515

U.S. Government Mortgage Backed Agencies 0.1%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E00678 6.50%, 06/01/14	2,955	3,011
Pool# B17493 4.00%, 12/01/14	214,553	226,152
Pool# E00991 6.00%, 07/01/16	9,658	10,173

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Enhanced Income Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool
Pool# 253845 6.00%, 06/01/16	$13,264	$13,939
Pool# 254089 6.00%, 12/01/16	24,044	25,460
Pool# 545415 6.00%, 01/01/17	20,082	21,239
Pool# 254195 5.50%, 02/01/17	45,248	47,527
Pool# 625178 5.50%, 02/01/17	39,340	41,323

Total U.S. Government Mortgage Backed Agencies (cost $371,339)		388,824

U.S. Government Sponsored & Agency Obligations 3.6%

	Principal Amount	Market Value
Federal Home Loan Banks 0.50%, 12/13/13	2,500,000	2,502,932
Federal Home Loan Mortgage Corp. 4.13%, 09/27/13	2,500,000	2,515,674
Federal National Mortgage Association 1.25%, 08/20/13	2,500,000	2,501,458
1.00%, 09/23/13	2,500,000	2,503,236

Total U.S. Government Sponsored & Agency Obligations (cost $10,018,902)		10,023,300

Yankee Dollar 0.7%

	Principal Amount	Market Value
Gas Utilities 0.7%
TransCanada PipeLines Ltd., 0.95%, 06/30/16(b)	2,000,000	2,004,668

Total Yankee Dollar (cost $2,000,000)		2,004,668

Mutual Fund 4.8%

	Shares	Market Value
Money Market Fund 4.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11% (c)	13,497,122	13,497,122

Total Mutual Fund (cost $13,497,122)		13,497,122

Total Investments (cost $280,765,543) (d) — 99.9%		280,289,168
Other assets in excess of liabilities — 0.1%		287,526

NET ASSETS — 100.0%		$280,576,694

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2013 was $15,623,036 which represents 5.57% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2013. The maturity date represents the actual maturity date.
(c)	Represents 7-day effective yield as of July 31, 2013.
(d)	At July 31, 2013, the tax basis cost of the Fund’s investments was $280,765,543, tax unrealized appreciation and depreciation were $370,473 and $(846,848), respectively.

AG	Stock Corporation
FDIC	Federal Deposit Insurance Corporation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduits
SAU	Single Shareholder Corporation

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Enhanced Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$74,330,163	$—	$74,330,163
Collateralized Mortgage Obligations	—	43,514,872	—	43,514,872
Commercial Mortgage Backed Securities	—	17,727,196	—	17,727,196
Corporate Bonds	—	116,631,508	—	116,631,508
Municipal Bond	—	2,171,515	—	2,171,515
Mutual Fund	13,497,122	—	—	13,497,122
U.S. Government Mortgage Backed Agencies	—	388,824	—	388,824
U.S. Government Sponsored & Agency Obligations	—	10,023,300	—	10,023,300
Yankee Dollar	—	2,004,668	—	2,004,668

Total	$13,497,122	$266,792,046	$—	$280,289,168

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Fund

Common Stocks 97.5%

	Shares	Market Value
Aerospace & Defense 3.2%
Boeing Co. (The)	159,400	$16,752,940
Lockheed Martin Corp.	58,200	6,990,984

		23,743,924

Automobiles 0.8%
Ford Motor Co.	366,400	6,184,832

Beverages 4.8%
Beam, Inc.	171,000	11,113,290
Coca-Cola Co. (The)	603,900	24,204,312

		35,317,602

Biotechnology 1.3%
Biogen Idec, Inc.*	30,200	6,587,526
Celgene Corp.*	18,600	2,731,596

		9,319,122

Capital Markets 4.1%
Goldman Sachs Group, Inc. (The)	136,100	22,324,483
Invesco Ltd.	233,800	7,526,022

		29,850,505

Chemicals 3.6%
Monsanto Co.	59,300	5,857,654
PPG Industries, Inc.	81,400	13,059,816
Praxair, Inc.	63,600	7,642,812

		26,560,282

Commercial Banks 5.1%
Regions Financial Corp.	694,400	6,950,944
Wells Fargo & Co.	708,900	30,837,150

		37,788,094

Commercial Services & Supplies 0.4%
Tyco International Ltd.	82,600	2,875,306

Communications Equipment 4.4%
Cisco Systems, Inc.	345,500	8,827,525
QUALCOMM, Inc.	359,100	23,179,905

		32,007,430

Computers & Peripherals 1.4%
Apple, Inc.	23,400	10,588,500

Construction & Engineering 0.5%
Quanta Services, Inc.*	141,300	3,788,253

Consumer Finance 1.1%
Discover Financial Services	167,500	8,292,925

Diversified Financial Services 0.6%
Citigroup, Inc.	82,600	4,306,764

Diversified Telecommunication Services 0.8%
Verizon Communications, Inc.	116,300	5,754,524

Electric Utilities 1.2%
Great Plains Energy, Inc.	372,200	9,003,518

Electronic Equipment, Instruments & Components 0.5%
FLIR Systems, Inc.	118,600	3,850,942

Food Products 1.5%
Hillshire Brands Co.	323,400	11,386,914

Health Care Equipment & Supplies 3.3%
Abbott Laboratories	480,400	17,597,052
Boston Scientific Corp.*	604,900	6,605,508

		24,202,560

Health Care Providers & Services 1.1%
Cardinal Health, Inc.	50,000	2,504,500
McKesson Corp.	44,200	5,421,572

		7,926,072

Hotels, Restaurants & Leisure 3.0%
McDonald’s Corp.	74,400	7,297,152
Starbucks Corp.	69,800	4,972,552
Starwood Hotels & Resorts Worldwide, Inc.	146,500	9,690,975

		21,960,679

Household Products 3.3%
Procter & Gamble Co. (The)	298,900	24,001,670

Independent Power Producers & Energy Traders 0.3%
AES Corp. (The)	181,500	2,257,860

Industrial Conglomerates 2.5%
General Electric Co.	747,400	18,214,138

Information Technology Services 3.8%
Amdocs Ltd.	191,300	7,359,311
Cognizant Technology Solutions Corp., Class A*	147,300	10,663,047
Computer Sciences Corp.	131,400	6,262,524
CoreLogic, Inc.*	124,500	3,473,550

		27,758,432

Insurance 3.8%
Allied World Assurance Co. Holdings AG	46,500	4,401,225
Axis Capital Holdings Ltd.	104,900	4,569,444
Travelers Cos., Inc. (The)	223,300	18,656,715

		27,627,384

Internet & Catalog Retail 0.4%
Amazon.com, Inc.*	10,500	3,162,810

Internet Software & Services 2.4%
eBay, Inc.*	209,400	10,823,886
Google, Inc., Class A*	8,100	7,189,560

		18,013,446

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Fund

Common Stocks (continued)

	Shares	Market Value
Leisure Equipment & Products 0.4%
Mattel, Inc.	64,000	$2,689,920

Machinery 2.2%
Crane Co.	45,400	2,764,860
Harsco Corp.	110,900	2,856,784
Ingersoll-Rand PLC	168,700	10,299,135

		15,920,779

Media 2.7%
Liberty Media Corp., Class A*	93,100	13,381,263
Time Warner, Inc.	103,500	6,443,910

		19,825,173

Multi-Utilities 2.7%
Ameren Corp.	236,900	8,483,389
DTE Energy Co.	164,000	11,594,800

		20,078,189

Office Electronics 0.8%
Xerox Corp.	599,100	5,811,270

Oil, Gas & Consumable Fuels 8.5%
Anadarko Petroleum Corp.	54,700	4,842,044
Cabot Oil & Gas Corp.	112,300	8,514,586
Chevron Corp.	190,800	24,019,812
EOG Resources, Inc.	50,000	7,274,500
Occidental Petroleum Corp.	92,700	8,254,935
Phillips 66	111,700	6,869,550
Southwestern Energy Co.*	61,700	2,393,343

		62,168,770

Pharmaceuticals 5.1%
AbbVie, Inc.	137,300	6,244,404
Allergan, Inc.	87,200	7,945,664
Eli Lilly & Co.	46,500	2,469,615
Pfizer, Inc.	716,700	20,949,141

		37,608,824

Real Estate Investment Trusts (REITs) 3.0%
Equity Lifestyle Properties, Inc.	55,900	2,151,591
General Growth Properties, Inc.	119,800	2,484,652
Prologis, Inc.	194,800	7,472,528
Vornado Realty Trust	117,500	9,965,175

		22,073,946

Road & Rail 3.0%
Union Pacific Corp.	141,300	22,408,767

Software 4.7%
Activision Blizzard, Inc.	233,800	4,203,724
Adobe Systems, Inc.*	102,400	4,841,472
Citrix Systems, Inc.*	41,900	3,017,638
Microsoft Corp.	407,400	12,967,542
Oracle Corp.	130,700	4,228,145
Rovi Corp.*	224,500	5,057,985

		34,316,506

Specialty Retail 2.6%
Home Depot, Inc. (The)	130,100	10,281,803
Lowe’s Cos., Inc.	114,000	5,082,120
Signet Jewelers Ltd.	48,600	3,553,146

		18,917,069

Textiles, Apparel & Luxury Goods 0.2%
NIKE, Inc., Class B	27,900	1,755,468

Tobacco 2.4%
Philip Morris International, Inc.	196,500	17,523,870

Total Common Stocks (cost $666,053,531)		716,843,039

Mutual Fund 2.4%

	Shares	Market Value
Money Market Fund 2.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11% (a)	17,388,444	17,388,444

Total Mutual Fund (cost $17,388,444)		17,388,444

Total Investments (cost $683,441,975) (b) — 99.9%		734,231,483
Other assets in excess of liabilities — 0.1%		707,964

NET ASSETS — 100.0%		$734,939,447

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of July 31, 2013.
(b)	At July 31, 2013, the tax basis cost of the Fund’s investments was $683,779,812, tax unrealized appreciation and depreciation were $55,105,013 and $(4,653,342), respectively.

AG	Stock Corporation
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Fund

At July 31, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
214	E-Mini S&P 500	09/20/13	$17,981,350	$371,516

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At July 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Fund

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2013

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$371,516

Total		$371,516

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Government Bond Fund

Collateralized Mortgage Obligations 7.3%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 1684, Class I, 6.50%, 03/15/24	$700,447	$776,909
Series 2296, Class H, 6.50%, 03/15/31	49,174	55,336
Federal National Mortgage Association REMICS Series 1988-25, Class B, 9.25%, 10/25/18	3,388	3,698
Series 1990-7, Class B, 8.50%, 01/25/20	11,225	12,752
Series 1993-16, Class Z, 7.50%, 02/25/23	47,432	54,072
Series 1993-226, Class PK, 6.00%, 12/25/23	337,231	369,624
Series 2003-66, Class AP, 3.50%, 11/25/32	419,092	426,425
Series 2013-59, Class MX, 2.50%, 09/25/42	4,934,584	4,894,536

Total Collateralized Mortgage Obligations (cost $6,596,062)		6,593,352

Commercial Mortgage Backed Security 1.2%

	Principal Amount	Market Value
Federal National Mortgage Association REMICS, Series 1998-73, Class MZ, 6.30%, 10/17/38	1,079,717	1,100,297

Total Commercial Mortgage Backed Security (cost $1,084,736)		1,100,297

Sovereign Bond 7.9%

	Principal Amount	Market Value
ISRAEL 7.9%
Israel Government AID Bond, 5.50%, 12/04/23	6,000,000	7,156,973

Total Sovereign Bond (cost $7,371,741)		7,156,973

U.S. Government Mortgage Backed Agencies 31.9%

	Principal Amount	Market Value
Federal National Mortgage Association Pool
Pool# 383142 7.11%, 10/01/15	786,994	780,881
Pool# MA0598 3.50%, 12/01/20	4,514,717	4,741,511
Pool# 874740 6.32%, 07/01/22	1,659,612	1,942,416
Pool# 874982 6.81%, 11/01/25	1,644,239	1,874,987
Pool# 932840 3.50%, 12/01/25	4,830,288	5,063,877
Pool# AK7645 2.50%, 03/01/27	7,157,081	7,156,522
Pool# 385258 6.65%, 07/01/27	1,148,660	1,303,236
Pool# 387114 5.62%, 09/01/34	1,096,858	1,206,188
Pool# 773298 2.40%, 04/01/35(a)	1,906,322	2,029,876
Pool# 813605 2.30%, 07/01/36(a)	392,454	410,225
Pool# 745769 2.37%, 07/01/36(a)	2,187,606	2,317,316

Total U.S. Government Mortgage Backed Agencies (cost $28,117,967)		28,827,035

U.S. Government Sponsored & Agency Obligations 42.1%

	Principal Amount	Market Value
Federal Home Loan Banks 1.63%, 06/14/19	4,000,000	3,902,132
5.37%, 09/09/24	2,615,000	3,096,092
Federal Home Loan Mortgage Corp. 1.00%, 07/28/17	6,000,000	5,956,928
Federal National Mortgage Association 8.20%, 03/10/16	5,000,000	5,985,545
2.25%, 03/15/16	8,000,000	8,341,605
1.25%, 01/30/17	6,000,000	6,063,921
Financing Corp. (FICO) 0.00%, 10/05/17	4,966,000	4,683,860

Total U.S. Government Sponsored & Agency Obligations (cost $38,210,210)		38,030,083

U.S. Treasury Bonds 7.6%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bonds
1.38%, 07/15/18	1,000,000	1,188,950
0.13%, 01/15/23	2,500,000	2,459,531
2.50%, 01/15/29	1,000,000	1,335,712
0.63%, 02/15/43	2,250,000	1,891,083

Total U.S. Treasury Bonds (cost $7,870,858)		6,875,276

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Government Bond Fund

Mutual Fund 1.6%

	Shares	Market Value
Money Market Fund 1.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11% (b)	1,445,702	$1,445,702

Total Mutual Fund (cost $1,445,702)		1,445,702

Total Investments (cost $90,697,276) (c) — 99.6%		90,028,718
Other assets in excess of liabilities — 0.4%		351,327

NET ASSETS — 100.0%		$90,380,045

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2013. The maturity date represents the actual maturity date.
(b)	Represents 7-day effective yield as of July 31, 2013.
(c)	At July 31, 2013, the tax basis cost of the Fund’s investments was $90,697,276, tax unrealized appreciation and depreciation were $1,294,514 and $(1,963,072), respectively.

AID	Agency for International Development
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Government Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$6,593,352	$—	$6,593,352
Commercial Mortgage Backed Security	—	1,100,297	—	1,100,297
Mutual Fund	1,445,702	—	—	1,445,702
Sovereign Bond	—	7,156,973	—	7,156,973
U.S. Government Mortgage Backed Agencies	—	28,827,035	—	28,827,035
U.S. Government Sponsored & Agency Obligations	—	38,030,083	—	38,030,083
U.S. Treasury Bonds	—	6,875,276	—	6,875,276

Total	$1,445,702	$88,583,016	$—	$90,028,718

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Growth Fund

Common Stocks 99.8%

	Shares	Market Value
Aerospace & Defense 4.5%
B/E Aerospace, Inc.*	30,000	$2,091,300
Honeywell International, Inc.	51,300	4,256,874
Precision Castparts Corp.	15,000	3,325,800

		9,673,974

Auto Components 0.9%
Lear Corp.	28,500	1,974,195

Beverages 1.0%
Beam, Inc.	34,000	2,209,660

Biotechnology 4.9%
Biogen Idec, Inc.*	22,200	4,842,486
Gilead Sciences, Inc.*	94,000	5,776,300

		10,618,786

Capital Markets 1.4%
Affiliated Managers Group, Inc.*	17,000	3,065,950

Chemicals 3.3%
Eastman Chemical Co.	43,500	3,498,705
Monsanto Co.	36,500	3,605,470

		7,104,175

Communications Equipment 2.0%
Cisco Systems, Inc.	167,000	4,266,850

Computers & Peripherals 6.5%
Apple, Inc.	22,700	10,271,750
EMC Corp.	140,000	3,661,000

		13,932,750

Consumer Finance 1.5%
Discover Financial Services	65,000	3,218,150

Diversified Financial Services 3.1%
Citigroup, Inc.	66,000	3,441,240
IntercontinentalExchange, Inc.*(a)	18,000	3,284,100

		6,725,340

Electrical Equipment 3.6%
AMETEK, Inc.	74,000	3,424,720
Eaton Corp. PLC	45,000	3,102,750
Rockwell Automation, Inc.	11,850	1,147,672

		7,675,142

Electronic Equipment, Instruments & Components 0.7%
TE Connectivity Ltd.	27,700	1,413,808

Energy Equipment & Services 3.6%
Halliburton Co.	86,000	3,886,340
Schlumberger Ltd.	48,320	3,929,866

		7,816,206

Food & Staples Retailing 1.9%
Costco Wholesale Corp.	21,500	2,521,735
Whole Foods Market, Inc.	29,000	1,611,820

		4,133,555

Food Products 2.5%
Hershey Co. (The)	32,000	3,035,840
J.M. Smucker Co. (The)	20,500	2,306,660

		5,342,500

Health Care Equipment & Supplies 3.4%
Abbott Laboratories	65,000	2,380,950
Baxter International, Inc.	37,200	2,717,088
Cooper Cos., Inc. (The)(a)	17,500	2,228,625

		7,326,663

Health Care Providers & Services 1.3%
Catamaran Corp.*	54,000	2,851,200

Health Care Technology 0.8%
Cerner Corp.*	34,000	1,666,000

Hotels, Restaurants & Leisure 5.7%
Chipotle Mexican Grill, Inc.*	5,550	2,288,098
Las Vegas Sands Corp.	60,000	3,334,200
Starbucks Corp.	60,000	4,274,400
Starwood Hotels & Resorts Worldwide, Inc.	35,000	2,315,250

		12,211,948

Household Durables 0.9%
Lennar Corp., Class A	60,000	2,032,200

Household Products 1.7%
Colgate-Palmolive Co.	60,000	3,592,200

Information Technology Services 2.5%
Visa, Inc., Class A	30,100	5,328,001

Insurance 1.3%
Allstate Corp. (The)	30,000	1,529,400
MetLife, Inc.	26,770	1,296,203

		2,825,603

Internet & Catalog Retail 2.5%
Amazon.com, Inc.*	7,500	2,259,150
priceline.com, Inc.*	3,700	3,239,979

		5,499,129

Internet Software & Services 8.2%
eBay, Inc.*	90,000	4,652,100
Facebook, Inc., Class A*	122,200	4,500,626
Google, Inc., Class A*	9,600	8,520,960

		17,673,686

Life Sciences Tools & Services 0.5%
Covance, Inc.*	14,000	1,155,000

Machinery 1.1%
Pentair Ltd.	38,500	2,351,580

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Growth Fund

Common Stocks (continued)

	Shares	Market Value
Media 2.9%
Comcast Corp., Class A	45,000	$2,028,600
Walt Disney Co. (The)	65,000	4,202,250

		6,230,850

Multiline Retail 1.0%
Dollar General Corp.*	40,000	2,186,800

Oil, Gas & Consumable Fuels 3.0%
Cobalt International Energy, Inc.*	55,500	1,601,175
Concho Resources, Inc.*	36,000	3,228,840
Southwestern Energy Co.*	42,500	1,648,575

		6,478,590

Personal Products 0.9%
Estee Lauder Cos., Inc. (The), Class A	30,000	1,969,500

Pharmaceuticals 2.4%
Bristol-Myers Squibb Co.	75,000	3,243,000
Roche Holding AG, ADR-CH	33,000	2,023,230

		5,266,230

Road & Rail 1.7%
Union Pacific Corp.	22,600	3,584,134

Semiconductors & Semiconductor Equipment 3.0%
Avago Technologies Ltd.	69,000	2,530,920
Broadcom Corp., Class A	59,000	1,626,630
Xilinx, Inc.	52,000	2,427,880

		6,585,430

Software 6.4%
Citrix Systems, Inc.*	27,200	1,958,944
Informatica Corp.*	33,500	1,278,695
Microsoft Corp.	70,000	2,228,100
Salesforce.com, Inc.*	90,000	3,937,500
ServiceNow, Inc.*	48,000	2,091,840
Tableau Software, Inc., Class A*	21,000	1,163,400
Workday, Inc., Class A*	16,000	1,092,640

		13,751,119

Specialty Retail 1.7%
Home Depot, Inc. (The)	47,000	3,714,410

Textiles, Apparel & Luxury Goods 3.8%
Adidas AG, ADR-DE	22,700	1,270,519
Michael Kors Holdings Ltd.*	60,000	4,040,400
Ralph Lauren Corp.	16,000	2,912,960

		8,223,879

Trading Companies & Distributors 1.0%
United Rentals, Inc.*(a)	38,500	2,206,820

Wireless Telecommunication Services 0.7%
SBA Communications Corp., Class A*	20,500	1,518,845

Total Common Stocks (cost $187,028,134)		215,400,858

Mutual Fund 0.5%

	Shares	Market Value
Money Market Fund 0.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11% (b)	1,073,629	1,073,629

Total Mutual Fund (cost $1,073,629)		1,073,629

Repurchase Agreement 1.3%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.08%, dated 07/31/13, due 08/01/13, repurchase price $2,760,804, collateralized by U.S. Government Agency Securities ranging from 0.00% - 1.74%, maturing 07/15/18 - 05/04/37; total market value $2,816,035. (c)	$2,760,798	2,760,798

Total Repurchase Agreement (cost $2,760,798)		2,760,798

Total Investments (cost $190,862,561) (d) — 101.6%		219,235,285
Liabilities in excess of other assets — (1.6%)		(3,465,104)

NET ASSETS — 100.0%		$215,770,181

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2013. The total value of securities on loan at July 31, 2013 was $4,737,285, which was collateralized by repurchase agreements with a value of $2,760,798 and $1,995,571 of collateral in the form of U.S. Government Agency Securities, interest rates ranging from 0.25% - 3.63%, and maturity dates ranging from 01/31/14 - 08/15/19, a total value of $4,756,369.
(b)	Represents 7-day effective yield as of July 31, 2013.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2013 was $2,760,798.
(d)	At July 31, 2013, the tax basis cost of the Fund’s investments was $191,493,546, tax unrealized appreciation and depreciation were $31,164,462 and $(3,422,723), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
CH	Switzerland

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Growth Fund

DE	Germany
LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$9,673,974	$—	$—	$9,673,974
Auto Components	1,974,195	—	—	1,974,195
Beverages	2,209,660	—	—	2,209,660
Biotechnology	10,618,786	—	—	10,618,786
Capital Markets	3,065,950	—	—	3,065,950
Chemicals	7,104,175	—	—	7,104,175
Communications Equipment	4,266,850	—	—	4,266,850
Computers & Peripherals	13,932,750	—	—	13,932,750
Consumer Finance	3,218,150	—	—	3,218,150
Diversified Financial Services	6,725,340	—	—	6,725,340
Electrical Equipment	7,675,142	—	—	7,675,142
Electronic Equipment, Instruments & Components	1,413,808	—	—	1,413,808
Energy Equipment & Services	7,816,206	—	—	7,816,206
Food & Staples Retailing	4,133,555	—	—	4,133,555
Food Products	5,342,500	—	—	5,342,500
Health Care Equipment & Supplies	7,326,663	—	—	7,326,663
Health Care Providers & Services	2,851,200	—	—	2,851,200
Health Care Technology	1,666,000	—	—	1,666,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Growth Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Hotels, Restaurants & Leisure	$12,211,948	$—	$—	$12,211,948
Household Durables	2,032,200	—	—	2,032,200
Household Products	3,592,200	—	—	3,592,200
Information Technology Services	5,328,001	—	—	5,328,001
Insurance	2,825,603	—	—	2,825,603
Internet & Catalog Retail	5,499,129	—	—	5,499,129
Internet Software & Services	17,673,686	—	—	17,673,686
Life Sciences Tools & Services	1,155,000	—	—	1,155,000
Machinery	2,351,580	—	—	2,351,580
Media	6,230,850	—	—	6,230,850
Multiline Retail	2,186,800	—	—	2,186,800
Oil, Gas & Consumable Fuels	6,478,590	—	—	6,478,590
Personal Products	1,969,500	—	—	1,969,500
Pharmaceuticals	5,266,230	—	—	5,266,230
Road & Rail	3,584,134	—	—	3,584,134
Semiconductors & Semiconductor Equipment	6,585,430	—	—	6,585,430
Software	13,751,119	—	—	13,751,119
Specialty Retail	3,714,410	—	—	3,714,410
Textiles, Apparel & Luxury Goods	6,953,360	1,270,519	—	8,223,879
Trading Companies & Distributors	2,206,820	—	—	2,206,820
Wireless Telecommunication Services	1,518,845	—	—	1,518,845

Total Common Stocks	$214,130,339	$1,270,519	$—	$215,400,858

Mutual Fund	1,073,629	—	—	1,073,629
Repurchase Agreement	—	2,760,798	—	2,760,798

Total	$215,203,968	$4,031,317	$—	$219,235,285

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Inflation-Protected Securities Fund

U.S. Treasury Bonds 97.6%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bonds
1.25%, 04/15/14	$3,500,000	$3,906,625
2.00%, 07/15/14	10,250,000	13,076,647
1.88%, 07/15/15	16,500,000	21,044,826
0.13%, 04/15/16	22,750,000	24,751,763
0.13%, 04/15/17	24,750,000	26,232,364
1.13%, 01/15/21	20,000,000	22,978,113
0.63%, 07/15/21	19,700,000	21,229,455
0.13%, 07/15/22	20,000,000	19,993,496
2.38%, 01/15/25	13,300,000	19,692,550
3.63%, 04/15/28	8,350,000	16,678,564
3.88%, 04/15/29	4,800,000	9,777,300
2.13%, 02/15/41	9,900,000	12,664,966

Total U.S. Treasury Bonds (cost $228,261,906)		212,026,669

Mutual Fund 2.3%

	Shares	Market Value
Money Market Fund 2.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11% (a)	5,049,639	5,049,639

Total Mutual Fund (cost $5,049,639)		5,049,639

Total Investments (cost $233,311,545) (b) — 99.9%		217,076,308
Other assets in excess of liabilities — 0.1%		129,056

NET ASSETS — 100.0%		$217,205,364

(a)	Represents 7-day effective yield as of July 31, 2013.
(b)	At July 31, 2013, the tax basis cost of the Fund’s investments was $233,311,545, tax unrealized appreciation and depreciation were $0 and $(16,235,237), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Inflation-Protected Securities Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Mutual Fund	$5,049,639	$—	$—	$5,049,639
U.S. Treasury Bonds	—	212,026,669	—	212,026,669

Total	$5,049,639	$212,026,669	$—	$217,076,308

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks 98.7%

	Shares	Market Value
AUSTRALIA 7.7%
Air Freight & Logistics 0.0%†
Toll Holdings Ltd.(a)	93,307	$446,634

Airlines 0.0%†
Qantas Airways Ltd.*	148,548	168,177

Beverages 0.1%
Coca-Cola Amatil Ltd.	79,425	916,729
Treasury Wine Estates Ltd.	91,860	393,616

		1,310,345

Biotechnology 0.3%
CSL Ltd.(a)	70,237	4,168,162

Capital Markets 0.1%
Macquarie Group Ltd.	42,157	1,661,568

Chemicals 0.1%
Incitec Pivot Ltd.	230,903	545,647
Orica Ltd.	51,034	829,147

		1,374,794

Commercial Banks 2.8%
Australia & New Zealand Banking Group Ltd.	385,122	10,289,584
Bendigo and Adelaide Bank Ltd.(a)	54,466	522,506
Commonwealth Bank of Australia	225,847	15,053,967
National Australia Bank Ltd.	328,809	9,226,350
Westpac Banking Corp.	435,646	12,085,162

		47,177,569

Commercial Services & Supplies 0.1%
Brambles Ltd.	216,878	1,768,262

Construction & Engineering 0.0%†
Leighton Holdings Ltd.	24,785	367,735

Construction Materials 0.0%†
Boral Ltd.(a)	104,859	399,366

Containers & Packaging 0.1%
Amcor Ltd.	168,355	1,599,966

Diversified Financial Services 0.1%
ASX Ltd.	27,732	867,527

Diversified Telecommunication Services 0.2%
Telstra Corp., Ltd.	606,857	2,719,142

Electric Utilities 0.0%†
SP AusNet	238,266	252,573

Energy Equipment & Services 0.0%†
WorleyParsons Ltd.	29,376	581,197

Food & Staples Retailing 0.6%
Metcash Ltd.(a)	126,683	392,657
Wesfarmers Ltd.	142,123	5,180,021
Woolworths Ltd.	173,789	5,204,378

		10,777,056

Gas Utilities 0.0%†
APA Group(a)	117,425	633,314

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.	7,953	436,390

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	18,300	605,431
Sonic Healthcare Ltd.	52,565	676,435

		1,281,866

Hotels, Restaurants & Leisure 0.1%
Crown Ltd.	55,808	641,640
Echo Entertainment Group Ltd.	107,945	254,490
Flight Centre Ltd.(a)	7,812	318,513
Tabcorp Holdings Ltd.	99,954	293,593
Tatts Group Ltd.	189,277	542,573

		2,050,809

Information Technology Services 0.0%†
Computershare Ltd.	68,477	602,043

Insurance 0.5%
AMP Ltd.	403,569	1,638,684
Insurance Australia Group Ltd.	290,017	1,514,063
QBE Insurance Group Ltd.(a)	168,635	2,490,554
Suncorp Group Ltd.	179,373	2,063,479

		7,706,780

Metals & Mining 1.2%
Alumina Ltd.*	335,730	292,214
BHP Billiton Ltd.	450,776	14,093,389
Fortescue Metals Group Ltd.(a)	220,341	723,422
Iluka Resources Ltd.	59,178	585,165
Newcrest Mining Ltd.	106,634	1,174,561
Rio Tinto Ltd.	60,692	3,138,765

		20,007,516

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	81,377	194,381

Multi-Utilities 0.1%
AGL Energy Ltd.	77,239	1,009,698

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.(a)	18,105	304,355
Origin Energy Ltd.	152,030	1,631,562
Santos Ltd.	133,295	1,635,604
Whitehaven Coal Ltd.(a)	70,100	123,826
Woodside Petroleum Ltd.	91,821	3,100,584

		6,795,931

Professional Services 0.0%†
ALS Ltd.(a)	47,341	360,816
Seek Ltd.(a)	45,735	387,569

		748,385

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
AUSTRALIA (continued)
Real Estate Investment Trusts (REITs) 0.6%
BGP Holdings PLC*(b)	1,554,139	$0
CFS Retail Property Trust Group	312,656	575,915
Dexus Property Group	712,348	671,472
Federation Centres Ltd.	203,428	428,112
Goodman Group	240,399	1,019,145
GPT Group	248,717	817,782
Mirvac Group	528,028	777,953
Stockland(a)	307,687	989,763
Westfield Group	299,728	3,022,978
Westfield Retail Trust	428,113	1,157,097

		9,460,217

Real Estate Management & Development 0.0%†
Lend Lease Group	76,413	601,872

Road & Rail 0.1%
Asciano Ltd.(a)	137,280	626,298
Aurizon Holdings Ltd.	284,878	1,162,004

		1,788,302

Transportation Infrastructure 0.1%
Sydney Airport	26,416	85,240
Transurban Group(a)	197,294	1,201,648

		1,286,888

		130,244,465

AUSTRIA 0.3%
Commercial Banks 0.1%
Erste Group Bank AG(a)	36,189	1,097,189
Raiffeisen Bank International AG(a)	7,081	214,904

		1,312,093

Diversified Telecommunication Services 0.0%†
Telekom Austria AG	32,611	226,543

Electric Utilities 0.0%†
Verbund AG	9,093	179,154

Insurance 0.0%†
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,867	302,981

Machinery 0.0%†
Andritz AG	10,214	552,018

Metals & Mining 0.1%
Voestalpine AG	15,441	592,371

Oil, Gas & Consumable Fuels 0.1%
OMV AG	21,008	929,367

Real Estate Investment Trusts (REITs) 0.0%†
Immoeast AG*(b)	52,445	0

Real Estate Management & Development 0.0%†
Immofinanz AG*	132,637	543,226

		4,637,753

BELGIUM 1.1%
Beverages 0.6%
Anheuser-Busch InBev NV	112,772	10,844,314

Chemicals 0.1%
Solvay SA	8,264	1,120,220
Umicore SA	16,614	747,895

		1,868,115

Commercial Banks 0.1%
KBC Groep NV	31,479	1,267,301

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	11,051	896,932

Diversified Telecommunication Services 0.0%†
Belgacom SA	21,466	525,421

Food & Staples Retailing 0.1%
Colruyt SA	10,638	606,631
Delhaize Group SA	14,290	942,868

		1,549,499

Insurance 0.1%
Ageas	32,230	1,290,983

Media 0.0%†
Telenet Group Holding NV	6,966	337,280

Pharmaceuticals 0.0%†
UCB SA	15,079	868,260

		19,448,105

BERMUDA 0.1%
Energy Equipment & Services 0.1%
Seadrill Ltd.	52,447	2,241,917

CHINA 0.0%†
Communications Equipment 0.0%†
AAC Technologies Holdings, Inc.*	104,500	486,251

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.(a)	284,166	208,927

		695,178

DENMARK 1.1%
Beverages 0.1%
Carlsberg A/S, Class B	14,926	1,478,280

Biotechnology 0.1%
Novozymes A/S, Class B	31,676	1,085,755

Commercial Banks 0.1%
Danske Bank A/S*	91,449	1,683,315

Diversified Telecommunication Services 0.0%†
TDC A/S	104,531	914,699

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	16,067	938,586
William Demant Holding A/S*	3,554	312,995

		1,251,581

Insurance 0.0%†
Tryg A/S	3,656	331,383

Marine 0.1%
AP Moeller - Maersk A/S, Class A	77	569,457
AP Moeller - Maersk A/S, Class B	185	1,450,707

		2,020,164

Pharmaceuticals 0.6%
Novo Nordisk A/S, Class B	57,169	9,699,637

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
DENMARK (continued)
Road & Rail 0.0%†
DSV A/S	26,704	$699,823

		19,164,637

FINLAND 0.8%
Auto Components 0.1%
Nokian Renkaat OYJ	15,662	695,606

Communications Equipment 0.1%
Nokia OYJ*(a)	522,206	2,064,505

Diversified Financial Services 0.0%†
Pohjola Bank PLC, Class A	20,155	349,094

Diversified Telecommunication Services 0.0%†
Elisa OYJ	19,698	424,158

Electric Utilities 0.1%
Fortum OYJ	61,849	1,223,349

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	9,503	298,878

Insurance 0.2%
Sampo OYJ, Class A	58,429	2,558,985

Machinery 0.2%
Kone OYJ, Class B	21,717	1,617,444
Metso OYJ	18,125	638,558
Wartsila OYJ Abp	24,903	1,128,941

		3,384,943

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ(a)	16,903	244,249

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	76,005	563,851
UPM-Kymmene OYJ	71,962	801,137

		1,364,988

Pharmaceuticals 0.0%†
Orion OYJ, Class B	13,417	328,431

		12,937,186

FRANCE 9.4%
Aerospace & Defense 0.5%
European Aeronautic Defence and Space Co. NV	82,369	4,932,665
Safran SA	34,987	2,054,595
Thales SA	12,489	643,135
Zodiac Aerospace	4,712	684,577

		8,314,972

Auto Components 0.2%
Cie Generale des Etablissements Michelin	25,420	2,549,050

Automobiles 0.1%
Renault SA	26,815	2,112,741

Beverages 0.2%
Pernod Ricard SA	29,565	3,527,598
Remy Cointreau SA	3,713	384,502

		3,912,100

Building Products 0.2%
Compagnie de Saint-Gobain	55,588	2,582,008

Chemicals 0.4%
Air Liquide SA	44,010	5,842,393
Arkema SA	8,831	885,022

		6,727,415

Commercial Banks 0.9%
BNP Paribas SA	139,519	9,046,030
Credit Agricole SA*	139,471	1,331,370
Natixis	131,830	673,645
Societe Generale SA	97,816	3,935,418

		14,986,463

Commercial Services & Supplies 0.1%
Edenred	28,595	916,407
Societe BIC SA	4,012	445,657

		1,362,064

Construction & Engineering 0.3%
Bouygues SA	26,778	784,112
Vinci SA	65,520	3,544,034

		4,328,146

Construction Materials 0.1%
Imerys SA	4,678	309,295
Lafarge SA	26,045	1,666,072

		1,975,367

Diversified Financial Services 0.0%†
Eurazeo	4,071	261,553
Wendel SA	4,594	531,152

		792,705

Diversified Telecommunication Services 0.4%
Iliad SA	3,172	748,368
Orange SA	258,427	2,548,881
Vivendi SA	168,571	3,604,501

		6,901,750

Electric Utilities 0.1%
Electricite de France SA	34,190	1,002,213

Electrical Equipment 0.5%
Alstom SA	30,624	1,036,262
Legrand SA	34,999	1,813,539
Schneider Electric SA	74,127	5,905,020

		8,754,821

Energy Equipment & Services 0.1%
CGG*	22,361	564,509
Technip SA	14,000	1,544,739

		2,109,248

Food & Staples Retailing 0.2%
Carrefour SA	84,152	2,578,201
Casino Guichard Perrachon SA	7,857	809,087

		3,387,288

Food Products 0.4%
Danone SA	80,170	6,349,109

Health Care Equipment & Supplies 0.2%
Essilor International SA	28,675	3,209,222

Hotels, Restaurants & Leisure 0.1%
Accor SA	22,958	865,374
Sodexo	13,139	1,200,140

		2,065,514

Information Technology Services 0.1%
AtoS	7,629	573,895
Cap Gemini SA	20,405	1,116,027

		1,689,922

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Insurance 0.4%
AXA SA	253,180	$5,580,449
CNP Assurances	22,507	380,647
SCOR SE	20,553	654,963

		6,616,059

Machinery 0.0%†
Vallourec SA	14,647	865,146

Media 0.2%
Eutelsat Communications SA	20,785	580,926
JCDecaux SA	8,908	285,312
Lagardere SCA	16,218	513,897
Publicis Groupe SA	24,718	1,994,147

		3,374,282

Multi-Utilities 0.3%
GDF Suez	184,977	3,879,768
Suez Environnement Co.	38,998	553,307
Veolia Environnement SA	47,284	636,558

		5,069,633

Oil, Gas & Consumable Fuels 0.9%
Total SA	298,846	15,925,041

Personal Products 0.3%
L’Oreal SA	34,009	5,700,983

Pharmaceuticals 1.0%
Sanofi	167,525	17,537,148

Professional Services 0.1%
Bureau Veritas SA	31,120	923,776

Real Estate Investment Trusts (REITs) 0.3%
Fonciere des Regions REG	3,804	312,046
Gecina SA	3,031	371,177
ICADE	3,128	282,852
Klepierre	14,191	615,684
Unibail-Rodamco SE	13,233	3,215,175

		4,796,934

Software 0.1%
Dassault Systemes SA	8,759	1,151,421

Textiles, Apparel & Luxury Goods 0.6%
Christian Dior SA	7,611	1,348,696
Kering	10,536	2,416,264
LVMH Moet Hennessy Louis Vuitton SA	35,804	6,517,384

		10,282,344

Trading Companies & Distributors 0.0%†
Rexel SA	21,262	517,143

Transportation Infrastructure 0.1%
Aeroports de Paris	3,985	411,735
Groupe Eurotunnel SA REG	78,776	618,012

		1,029,747

		158,901,775

GERMANY 8.0%
Air Freight & Logistics 0.2%
Deutsche Post AG REG	126,353	3,533,338

Airlines 0.0%†
Deutsche Lufthansa AG REG*	32,226	645,801

Auto Components 0.1%
Continental AG	15,268	2,404,239

Automobiles 0.9%
Bayerische Motoren Werke AG	46,113	4,513,487
Daimler AG REG	134,891	9,357,600
Volkswagen AG	4,187	951,481

		14,822,568

Capital Markets 0.4%
Deutsche Bank AG REG	143,633	6,479,773

Chemicals 1.1%
BASF SE	128,918	11,425,806
K+S AG REG(a)	23,940	591,333
Lanxess AG	11,523	721,270
Linde AG	26,147	5,036,769

		17,775,178

Commercial Banks 0.1%
Commerzbank AG*	135,531	1,153,701

Construction & Engineering 0.0%†
Hochtief AG	4,090	311,516

Construction Materials 0.1%
HeidelbergCement AG	19,631	1,512,383

Diversified Financial Services 0.1%
Deutsche Boerse AG	26,921	1,907,215

Diversified Telecommunication Services 0.3%
Deutsche Telekom AG REG	397,327	4,831,488
Telefonica Deutschland Holding AG	40,331	276,244

		5,107,732

Electrical Equipment 0.0%†
Osram Licht AG*	11,009	429,123

Food & Staples Retailing 0.0%†
Metro AG	18,165	626,792

Food Products 0.0%†
Suedzucker AG*(a)	11,671	381,251

Health Care Providers & Services 0.3%
Celesio AG	11,369	256,922
Fresenius Medical Care AG & Co. KGaA	29,612	1,869,828
Fresenius SE & Co. KGaA	17,355	2,184,780

		4,311,530

Household Products 0.1%
Henkel AG & Co. KGaA	18,133	1,502,690

Industrial Conglomerates 0.7%
Siemens AG REG	111,293	12,223,450

Insurance 0.9%
Allianz SE REG	64,004	9,973,835
Hannover Rueckversicherung SE REG	8,441	626,935
Muenchener Rueckversicherungs AG REG	25,361	5,036,005

		15,636,775

Internet Software & Services 0.0%†
United Internet AG REG	15,242	497,858

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)
Machinery 0.1%
GEA Group AG	24,853	$1,027,122
MAN SE(a)	4,781	545,032

		1,572,154

Media 0.1%
Axel Springer AG(a)	5,446	285,132
Kabel Deutschland Holding AG	12,344	1,389,772

		1,674,904

Metals & Mining 0.1%
ThyssenKrupp AG*	53,800	1,168,789

Multi-Utilities 0.4%
E.ON SE	250,816	4,258,633
RWE AG	68,207	2,054,351

		6,312,984

Personal Products 0.1%
Beiersdorf AG	14,053	1,299,539

Pharmaceuticals 0.9%
Bayer AG REG	116,067	13,491,046
Merck KGaA	9,016	1,489,659

		14,980,705

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	151,756	1,346,668

Software 0.6%
SAP AG	129,339	9,476,860

Textiles, Apparel & Luxury Goods 0.2%
Adidas AG	29,156	3,249,873
Hugo Boss AG	4,502	522,703

		3,772,576

Trading Companies & Distributors 0.1%
Brenntag AG	7,242	1,191,907

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,937	319,612

		134,379,611

GREECE 0.0%†
Diversified Telecommunication Services 0.0%†
Hellenic Telecommunications Organization SA*	35,337	319,053

Hotels, Restaurants & Leisure 0.0%†
OPAP SA	30,891	277,235

		596,288

GUERNSEY, CHANNEL ISLANDS 0.1%
Insurance 0.1%
Resolution Ltd.	194,671	957,997

HONG KONG 2.9%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	182,000	336,491

Commercial Banks 0.2%
Bank of East Asia Ltd.(a)	171,550	643,072
BOC Hong Kong Holdings Ltd.	516,600	1,620,706
Hang Seng Bank Ltd.(a)	106,700	1,632,011

		3,895,789

Diversified Financial Services 0.2%
First Pacific Co., Ltd.	330,750	373,786
Hong Kong Exchanges and Clearing Ltd.(a)	145,200	2,256,052

		2,629,838

Diversified Telecommunication Services 0.0%†
HKT Trust/HKT Ltd.	319,000	311,668
PCCW Ltd.	548,000	249,395

		561,063

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	88,500	611,023
CLP Holdings Ltd.	247,000	2,047,615
Power Assets Holdings Ltd.	194,800	1,748,841

		4,407,479

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.(a)	820,513	2,102,116

Hotels, Restaurants & Leisure 0.3%
Galaxy Entertainment Group Ltd.*	303,000	1,594,802
Sands China Ltd.	337,100	1,821,953
Shangri-La Asia Ltd.	215,333	338,500
SJM Holdings Ltd.	270,000	676,049

		4,431,304

Industrial Conglomerates 0.2%
Hopewell Holdings Ltd.	76,569	242,624
Hutchison Whampoa Ltd.	297,500	3,355,539
NWS Holdings Ltd.	191,500	293,640

		3,891,803

Insurance 0.5%
AIA Group Ltd.	1,690,800	8,003,128

Marine 0.0%†
Orient Overseas International Ltd.(a)	33,938	188,053

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	318,051	1,553,009

Real Estate Management & Development 0.8%
Cheung Kong Holdings Ltd.	194,000	2,723,035
Hang Lung Properties Ltd.	311,000	1,006,746
Henderson Land Development Co., Ltd.	149,379	930,353
Hysan Development Co., Ltd.	91,673	388,983
Kerry Properties Ltd.	85,000	349,424
New World Development Co., Ltd.	519,018	757,032
Sino Land Co., Ltd.	418,200	589,977
Sun Hung Kai Properties Ltd.	224,700	2,995,372
Swire Pacific Ltd., Class A	94,500	1,114,596
Swire Properties Ltd.(a)	166,000	487,529
Wharf Holdings Ltd.	211,270	1,815,270
Wheelock & Co., Ltd.	128,000	665,658

		13,823,975

Road & Rail 0.1%
MTR Corp., Ltd.	205,714	764,859

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.(a)	34,300	372,483

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
HONG KONG (continued)
Textiles, Apparel & Luxury Goods 0.1%
Li & Fung Ltd.(a)	827,200	$1,093,190
Yue Yuen Industrial Holdings Ltd.	103,000	283,339

		1,376,529

Trading Companies & Distributors 0.0%†
Noble Group Ltd.	624,014	438,427

		48,776,346

IRELAND 0.7%
Airlines 0.0%†
Ryanair Holdings PLC	26,414	244,333

Biotechnology 0.1%
Elan Corp. PLC*	65,950	1,008,534

Commercial Banks 0.0%†
Bank of Ireland*(a)	2,976,935	670,773
Irish Bank Resolution Corp., Ltd.*(b)	122,522	0

		670,773

Construction Materials 0.2%
CRH PLC	103,081	2,166,242
James Hardie Industries PLC, CDI(a)	61,354	509,636

		2,675,878

Food Products 0.1%
Kerry Group PLC, Class A	20,755	1,275,206

Pharmaceuticals 0.2%
Shire PLC	78,341	2,857,997

Professional Services 0.1%
Experian PLC	140,245	2,629,739

		11,362,460

ISRAEL 0.5%
Chemicals 0.1%
Israel Chemicals Ltd.	63,284	504,643
Israel Corp., Ltd. (The)*	345	161,739

		666,382

Commercial Banks 0.1%
Bank Hapoalim BM	147,960	707,540
Bank Leumi Le-Israel BM*	174,122	584,187
Mizrahi Tefahot Bank Ltd.*	18,702	199,434

		1,491,161

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp., Ltd.	280,662	453,361

Oil, Gas & Consumable Fuels 0.0%†
Delek Group Ltd.	608	170,738

Pharmaceuticals 0.3%
Teva Pharmaceutical Industries Ltd.	119,522	4,750,230

Semiconductors & Semiconductor Equipment 0.0%†
Mellanox Technologies Ltd.*	4,954	223,430

Software 0.0%†
NICE Systems Ltd.	7,901	305,812

		8,061,114

ITALY 2.0%
Aerospace & Defense 0.0%†
Finmeccanica SpA*	54,315	284,160

Auto Components 0.0%†
Pirelli & C. SpA	34,045	447,078

Automobiles 0.1%
Fiat SpA*	124,273	990,875

Capital Markets 0.0%†
Mediobanca SpA	72,914	449,190

Commercial Banks 0.4%
Banca Monte dei Paschi di Siena SpA*(a)	882,045	241,735
Intesa Sanpaolo SpA	1,621,850	3,093,758
UniCredit SpA	605,270	3,306,170
Unione di Banche Italiane SCPA	117,855	502,385

		7,144,048

Diversified Financial Services 0.0%†
Exor SpA	9,449	311,507

Diversified Telecommunication Services 0.1%
Telecom Italia SpA	1,411,805	968,511
Telecom Italia SpA - RSP	857,384	451,800

		1,420,311

Electric Utilities 0.2%
Enel SpA	916,965	3,068,363
Terna Rete Elettrica Nazionale SpA	212,023	947,017

		4,015,380

Electrical Equipment 0.0%†
Prysmian SpA	28,793	585,387

Energy Equipment & Services 0.1%
Saipem SpA	36,587	779,934

Gas Utilities 0.1%
Snam SpA	284,342	1,343,817

Independent Power Producers & Energy Traders 0.0%†
Enel Green Power SpA	248,339	552,783

Insurance 0.2%
Assicurazioni Generali SpA	162,717	3,218,845

Machinery 0.1%
Fiat Industrial SpA	119,426	1,474,458

Oil, Gas & Consumable Fuels 0.5%
Eni SpA	357,556	7,897,390

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	23,366	1,237,928

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
ITALY (continued)
Transportation Infrastructure 0.1%
Atlantia SpA	47,072	$896,150

		33,049,241

JAPAN 21.5%
Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	53,200	1,166,302

Airlines 0.0%†
ANA Holdings, Inc.	163,000	335,653
Japan Airlines Co., Ltd.	8,587	455,380

		791,033

Auto Components 0.7%
Aisin Seiki Co., Ltd.	26,200	1,037,902
Bridgestone Corp.	92,300	3,268,049
Denso Corp.	69,100	3,136,568
Koito Manufacturing Co., Ltd.	14,000	269,955
NGK Spark Plug Co., Ltd.	24,000	476,118
NHK Spring Co., Ltd.	20,400	236,580
NOK Corp.	13,600	216,337
Stanley Electric Co., Ltd.	20,100	389,038
Sumitomo Rubber Industries Ltd.	22,900	381,067
Toyoda Gosei Co., Ltd.	9,600	235,660
Toyota Boshoku Corp.	8,600	124,389
Toyota Industries Corp.	23,000	944,141
Yokohama Rubber Co., Ltd. (The)	30,000	295,321

		11,011,125

Automobiles 2.6%
Daihatsu Motor Co., Ltd.	27,000	593,471
Fuji Heavy Industries Ltd.	83,000	2,043,587
Honda Motor Co., Ltd.	228,900	8,478,703
Isuzu Motors Ltd.	163,000	1,155,734
Mazda Motor Corp.*	374,300	1,559,524
Mitsubishi Motors Corp.*(a)	59,199	779,665
Nissan Motor Co., Ltd.	346,400	3,617,173
Suzuki Motor Corp.	50,700	1,212,234
Toyota Motor Corp.	387,000	23,549,217
Yamaha Motor Co., Ltd.	38,600	517,052

		43,506,360

Beverages 0.2%
Asahi Group Holdings Ltd.	54,000	1,375,536
Coca-Cola West Co., Ltd.	8,900	172,878
Kirin Holdings Co., Ltd.	122,000	1,803,785
Suntory Beverage & Food Ltd.*	17,300	609,590

		3,961,789

Building Products 0.2%
Asahi Glass Co., Ltd.	138,600	896,414
Daikin Industries Ltd.	32,500	1,350,267
LIXIL Group Corp.	37,900	888,735
TOTO Ltd.	41,200	420,023

		3,555,439

Capital Markets 0.4%
Daiwa Securities Group, Inc.	231,200	1,961,315
Nomura Holdings, Inc.	506,100	3,844,977
SBI Holdings, Inc.	27,170	284,294

		6,090,586

Chemicals 0.8%
Air Water, Inc.	20,000	293,013
Asahi Kasei Corp.	174,200	1,101,679
Daicel Corp.	38,000	327,074
Hitachi Chemical Co., Ltd.	15,600	262,479
JSR Corp.	24,800	447,681
Kaneka Corp.	41,500	280,636
Kansai Paint Co., Ltd.	36,000	466,422
Kuraray Co., Ltd.	48,200	657,382
Mitsubishi Chemical Holdings Corp.	193,500	907,935
Mitsubishi Gas Chemical Co., Inc.	53,000	391,787
Mitsui Chemicals, Inc.	102,100	235,870
Nitto Denko Corp.	23,010	1,296,199
Shin-Etsu Chemical Co., Ltd.	57,200	3,563,585
Showa Denko KK	213,000	286,429
Sumitomo Chemical Co., Ltd.	209,200	687,685
Taiyo Nippon Sanso Corp.	36,000	253,686
Teijin Ltd.	124,800	270,605
Toray Industries, Inc.	204,300	1,300,609
Ube Industries Ltd.	140,000	265,410

		13,296,166

Commercial Banks 2.2%
Aozora Bank Ltd.	149,000	460,291
Bank of Kyoto Ltd. (The)	45,000	359,341
Bank of Yokohama Ltd. (The)	166,000	909,798
Chiba Bank Ltd. (The)	106,300	735,437
Chugoku Bank Ltd. (The)	26,000	337,597
Fukuoka Financial Group, Inc.	108,600	489,242
Gunma Bank Ltd. (The)	54,000	305,280
Hachijuni Bank Ltd. (The)	58,000	340,279
Hiroshima Bank Ltd. (The)	71,000	295,123
Hokuhoku Financial Group, Inc.	170,000	320,422
Iyo Bank Ltd. (The)	34,000	324,317
Joyo Bank Ltd. (The)	91,000	489,506
Mitsubishi UFJ Financial Group, Inc.	1,788,584	11,094,599
Mizuho Financial Group, Inc.	3,216,619	6,689,989
Nishi-Nippon City Bank Ltd. (The)	100,000	257,735
Resona Holdings, Inc.	262,701	1,303,464
Seven Bank Ltd.(a)	92,500	342,222
Shinsei Bank Ltd.	237,000	525,613
Shizuoka Bank Ltd. (The)	81,000	875,953
Sumitomo Mitsui Financial Group, Inc.	178,605	8,159,787
Sumitomo Mitsui Trust Holdings, Inc.	465,769	2,142,103
Suruga Bank Ltd.	25,000	443,676
Yamaguchi Financial Group, Inc.	32,000	304,595

		37,506,369

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.	78,700	$700,345
Park24 Co., Ltd.	13,900	255,890
Secom Co., Ltd.	29,300	1,612,671
Toppan Printing Co., Ltd.	76,000	515,770

		3,084,676

Computers & Peripherals 0.0%†
NEC Corp.	363,000	820,383

Construction & Engineering 0.2%
Chiyoda Corp.	22,000	261,020
JGC Corp.	29,000	1,022,181
Kajima Corp.	117,800	413,972
Kinden Corp.	20,000	194,348
Obayashi Corp.	89,500	477,726
Shimizu Corp.	82,000	341,040
Taisei Corp.	141,000	548,845

		3,259,132

Construction Materials 0.0%†
Taiheiyo Cement Corp.	174,000	584,807

Consumer Finance 0.1%
Acom Co., Ltd.*(a)	5,660	173,525
AEON Financial Service Co., Ltd.(a)	8,900	259,498
Credit Saison Co., Ltd.	21,900	490,243

		923,266

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	25,700	424,666

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	9,400	324,163

Diversified Financial Services 0.2%
Japan Exchange Group, Inc.(a)	7,000	658,131
Mitsubishi UFJ Lease & Finance Co., Ltd.	81,700	417,719
ORIX Corp.	154,100	2,287,024

		3,362,874

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	60,854	3,070,114

Electric Utilities 0.4%
Chubu Electric Power Co., Inc.	89,500	1,240,890
Chugoku Electric Power Co., Inc. (The)	41,500	609,528
Hokkaido Electric Power Co., Inc.*	24,000	313,297
Hokuriku Electric Power Co.	22,700	327,365
Kansai Electric Power Co., Inc. (The)*	96,800	1,183,409
Kyushu Electric Power Co., Inc.*	59,200	823,421
Shikoku Electric Power Co., Inc.*	26,500	473,900
Tohoku Electric Power Co., Inc.*	63,100	736,416
Tokyo Electric Power Co., Inc.*	207,100	1,263,667

		6,971,893

Electrical Equipment 0.4%
Fuji Electric Co., Ltd.	75,200	280,948
Furukawa Electric Co., Ltd.	94,300	227,650
Mabuchi Motor Co., Ltd.	3,800	197,144
Mitsubishi Electric Corp.	274,600	2,662,874
Nidec Corp.(a)	14,900	1,223,692
Sumitomo Electric Industries Ltd.	105,000	1,416,980

		6,009,288

Electronic Equipment, Instruments & Components 1.1%
Citizen Holdings Co., Ltd.	36,200	206,682
FUJIFILM Holdings Corp.	64,600	1,415,421
Hamamatsu Photonics KK	9,600	333,302
Hirose Electric Co., Ltd.	4,000	533,302
Hitachi High-Technologies Corp.	8,300	180,898
Hitachi Ltd.	674,300	4,517,246
HOYA Corp.	60,500	1,303,873
Ibiden Co., Ltd.	16,200	241,436
Keyence Corp.	6,368	2,076,344
Kyocera Corp.	22,800	2,310,521
Murata Manufacturing Co., Ltd.	28,300	1,943,636
Nippon Electric Glass Co., Ltd.	58,000	311,549
Omron Corp.	28,400	878,255
Shimadzu Corp.	36,000	283,530
TDK Corp.	17,300	622,949
Yaskawa Electric Corp.	30,000	357,466
Yokogawa Electric Corp.	28,700	371,212

		17,887,622

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	82,700	1,136,637
FamilyMart Co., Ltd.	7,900	348,584
Lawson, Inc.(a)	9,400	736,612
Seven & I Holdings Co., Ltd.	105,000	3,955,493

		6,177,326

Food Products 0.3%
Ajinomoto Co., Inc.	83,000	1,157,773
Calbee, Inc.	2,300	221,346
Kikkoman Corp.	23,000	395,720
MEIJI Holdings Co., Ltd.	8,099	379,922
Nippon Meat Packers, Inc.	25,000	384,706
Nisshin Seifun Group, Inc.	26,400	305,838
Nissin Foods Holdings Co., Ltd.	8,000	317,951
Toyo Suisan Kaisha Ltd.	14,400	450,200
Yakult Honsha Co., Ltd.	11,800	549,720
Yamazaki Baking Co., Ltd.	15,100	178,092

		4,341,268

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Gas Utilities 0.2%
Osaka Gas Co., Ltd.	258,900	$1,095,821
Toho Gas Co., Ltd.	56,000	279,814
Tokyo Gas Co., Ltd.	350,400	1,926,103

		3,301,738

Health Care Equipment & Supplies 0.2%
Olympus Corp.*	27,200	831,340
Sysmex Corp.	10,100	651,341
Terumo Corp.	20,800	1,051,702

		2,534,383

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	5,700	282,770
Medipal Holdings Corp.	21,600	267,926
Miraca Holdings, Inc.	7,900	380,969
Suzuken Co., Ltd.	9,800	306,302

		1,237,967

Health Care Technology 0.0%†
M3, Inc.	90	247,724

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.(a)	9,624	267,128
Oriental Land Co., Ltd.	7,000	1,139,005

		1,406,133

Household Durables 0.5%
Casio Computer Co., Ltd.(a)	32,100	286,082
Panasonic Corp.*	307,802	2,730,625
Rinnai Corp.	5,600	410,016
Sekisui Chemical Co., Ltd.	59,000	591,447
Sekisui House Ltd.(a)	75,300	971,564
Sharp Corp.*(a)	150,900	620,211
Sony Corp.(a)	143,400	3,010,679

		8,620,624

Household Products 0.1%
Unicharm Corp.	16,200	862,419

Independent Power Producers & Energy Traders 0.0%†
Electric Power Development Co., Ltd.	16,000	529,201

Industrial Conglomerates 0.1%
Toshiba Corp.	559,700	2,421,071

Information Technology Services 0.1%
Fujitsu Ltd.	259,100	991,886
Itochu Techno-Solutions Corp.	3,400	134,723
Nomura Research Institute Ltd.	13,700	448,374
NTT Data Corp.	176	630,698
Otsuka Corp.	2,400	270,958

		2,476,639

Insurance 0.5%
Dai-ichi Life Insurance Co., Ltd. (The)	1,186	1,614,377
MS&AD Insurance Group Holdings	70,755	1,831,231
NKSJ Holdings, Inc.	45,625	1,144,562
Sony Financial Holdings, Inc.	24,400	400,243
T&D Holdings, Inc.	79,700	1,006,637
Tokio Marine Holdings, Inc.	96,600	3,083,178

		9,080,228

Internet & Catalog Retail 0.1%
Rakuten, Inc.	100,000	1,348,246

Internet Software & Services 0.1%
Dena Co., Ltd.(a)	14,500	275,136
Gree, Inc.(a)	12,500	101,288
Yahoo Japan Corp.	2,054	1,091,583

		1,468,007

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.	24,449	395,538
Nikon Corp.	47,300	987,344
Sankyo Co., Ltd.	7,300	322,357
Sega Sammy Holdings, Inc.	27,600	641,686
Shimano, Inc.	11,400	1,027,671
Yamaha Corp.	23,300	298,504

		3,673,100

Machinery 1.2%
Amada Co., Ltd.	47,000	337,198
FANUC Corp.	26,700	4,042,716
Hino Motors Ltd.	35,000	536,361
Hitachi Construction Machinery Co., Ltd.	14,600	287,227
IHI Corp.	184,000	774,017
Japan Steel Works Ltd. (The)	44,000	246,801
JTEKT Corp.	29,900	374,879
Kawasaki Heavy Industries Ltd.	195,200	713,016
Komatsu Ltd.	130,200	2,898,704
Kubota Corp.	154,100	2,243,300
Kurita Water Industries Ltd.	15,500	316,076
Makita Corp.	15,700	816,726
Mitsubishi Heavy Industries Ltd.	431,200	2,315,254
Nabtesco Corp.	15,200	318,253
NGK Insulators Ltd.	36,000	479,706
NSK Ltd.	68,400	639,477
SMC Corp.	7,800	1,649,553
Sumitomo Heavy Industries Ltd.	75,000	348,003
THK Co., Ltd.	16,300	339,415

		19,676,682

Marine 0.1%
Mitsui OSK Lines Ltd.*	151,000	580,643
Nippon Yusen KK	220,400	610,214

		1,190,857

Media 0.1%
Dentsu, Inc.	25,461	810,741
Hakuhodo DY Holdings, Inc.	3,420	235,372
Toho Co., Ltd.	15,400	320,905

		1,367,018

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Metals & Mining 0.5%
Daido Steel Co., Ltd.	45,000	$260,567
Hitachi Metals Ltd.	31,000	372,148
JFE Holdings, Inc.	69,400	1,565,362
Kobe Steel Ltd.*	349,000	550,737
Maruichi Steel Tube Ltd.	5,900	141,946
Mitsubishi Materials Corp.	156,000	548,750
Nippon Steel & Sumitomo Metal Corp.	1,060,065	3,075,491
Sumitomo Metal Mining Co., Ltd.	74,000	964,542
Yamato Kogyo Co., Ltd.	6,600	213,878

		7,693,421

Multiline Retail 0.1%
Don Quijote Co., Ltd.	7,700	402,736
Isetan Mitsukoshi Holdings Ltd.	49,278	679,602
J. Front Retailing Co., Ltd.	67,200	533,966
Marui Group Co., Ltd.	30,700	298,555
Takashimaya Co., Ltd.	35,000	343,966

		2,258,825

Office Electronics 0.4%
Brother Industries Ltd.	32,100	356,406
Canon, Inc.	160,100	4,938,150
Konica Minolta, Inc.	65,900	539,209
Ricoh Co., Ltd.	96,200	1,079,962

		6,913,727

Oil, Gas & Consumable Fuels 0.3%
Cosmo Oil Co., Ltd.*	82,000	152,147
Idemitsu Kosan Co., Ltd.	3,000	249,837
INPEX Corp.	308	1,346,670
Japan Petroleum Exploration Co.	4,400	188,777
JX Holdings, Inc.	313,217	1,662,533
Showa Shell Sekiyu KK	28,900	266,191
TonenGeneral Sekiyu KK	39,000	377,161

		4,243,316

Paper & Forest Products 0.0%†
Oji Holdings Corp.	108,000	460,108

Personal Products 0.2%
Kao Corp.	75,100	2,404,866
Shiseido Co., Ltd.	51,000	783,577

		3,188,443

Pharmaceuticals 1.1%
Astellas Pharma, Inc.	62,000	3,315,941
Chugai Pharmaceutical Co., Ltd.	31,500	624,586
Daiichi Sankyo Co., Ltd.	94,000	1,529,710
Dainippon Sumitomo Pharma Co., Ltd.	21,900	290,462
Eisai Co., Ltd.	35,200	1,487,875
Hisamitsu Pharmaceutical Co., Inc.	8,600	473,418
Kyowa Hakko Kirin Co., Ltd.	30,000	299,007
Mitsubishi Tanabe Pharma Corp.	31,300	421,633
Ono Pharmaceutical Co., Ltd.	11,700	749,884
Otsuka Holdings Co., Ltd.	50,600	1,633,400
Santen Pharmaceutical Co., Ltd.	10,400	453,089
Shionogi & Co., Ltd.	42,000	851,982
Taisho Pharmaceutical Holdings Co., Ltd.	4,870	331,725
Takeda Pharmaceutical Co., Ltd.	111,600	4,976,708
Tsumura & Co.	9,000	256,365

		17,695,785

Real Estate Investment Trusts (REITs) 0.2%
Japan Prime Realty Investment Corp.	111	303,521
Japan Real Estate Investment Corp.	84	885,789
Japan Retail Fund Investment Corp.	299	588,771
Nippon Building Fund, Inc.	98	1,065,200
Nippon Prologis REIT, Inc.(a)	35	303,512
Nomura Real Estate Office Fund, Inc.	58	253,355
United Urban Investment Corp.	327	406,112

		3,806,260

Real Estate Management & Development 0.9%
Aeon Mall Co., Ltd.	15,950	396,649
Daito Trust Construction Co., Ltd.	10,300	941,155
Daiwa House Industry Co., Ltd.	70,000	1,285,605
Hulic Co., Ltd.	41,200	493,056
Mitsubishi Estate Co., Ltd.	174,600	4,425,916
Mitsui Fudosan Co., Ltd.	116,700	3,517,606
Nomura Real Estate Holdings, Inc.	17,800	413,997
NTT Urban Development Corp.	180	216,984
Sumitomo Realty & Development Co., Ltd.	51,000	2,130,840
Tokyo Tatemono Co., Ltd.	59,000	488,695
Tokyu Land Corp.	58,000	552,102

		14,862,605

Road & Rail 0.8%
Central Japan Railway Co.	20,100	2,462,279
East Japan Railway Co.	47,290	3,804,594
Hankyu Hanshin Holdings, Inc.	163,000	932,449
Keikyu Corp.	65,000	542,325
Keio Corp.	80,400	565,701
Keisei Electric Railway Co., Ltd.	39,000	375,249
Kintetsu Corp.(a)	222,500	955,314
Nippon Express Co., Ltd.	116,500	549,803
Odakyu Electric Railway Co., Ltd.	89,100	845,804
Tobu Railway Co., Ltd.	145,000	747,935
Tokyu Corp.	160,900	1,045,035
West Japan Railway Co.	23,500	992,303

		13,818,791

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	20,700	$269,639
Rohm Co., Ltd.	13,100	505,026
Sumco Corp.	17,100	150,777
Tokyo Electron Ltd.	23,800	1,082,702

		2,008,144

Software 0.2%
GungHo Online Entertainment, Inc.*(a)	490	398,923
Konami Corp.(a)	15,600	345,215
Nexon Co., Ltd.	16,900	213,354
Nintendo Co., Ltd.	14,900	1,898,383
Oracle Corp. Japan	5,400	210,351
Trend Micro, Inc.	14,500	481,534

		3,547,760

Specialty Retail 0.3%
ABC-Mart, Inc.	4,100	184,901
Fast Retailing Co., Ltd.	7,500	2,561,502
Nitori Holdings Co., Ltd.	4,700	400,984
Sanrio Co., Ltd.(a)	6,100	297,141
Shimamura Co., Ltd.	3,100	355,414
USS Co., Ltd.	3,060	365,579
Yamada Denki Co., Ltd.(a)	13,870	561,284

		4,726,805

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	22,400	376,280

Tobacco 0.3%
Japan Tobacco, Inc.	155,300	5,421,653

Trading Companies & Distributors 0.8%
ITOCHU Corp.	209,000	2,482,205
Marubeni Corp.	231,000	1,603,752
Mitsubishi Corp.	195,800	3,567,267
Mitsui & Co., Ltd.	242,100	3,242,844
Sojitz Corp.	188,967	321,291
Sumitomo Corp.	161,000	2,151,651
Toyota Tsusho Corp.	30,000	795,549

		14,164,559

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	33,000	273,529
Mitsubishi Logistics Corp.	16,400	238,916

		512,445

Wireless Telecommunication Services 0.9%
KDDI Corp.	75,000	4,149,686
NTT DOCOMO, Inc.	2,129	3,242,635
Softbank Corp.	133,200	8,455,054

		15,847,375

		361,114,986

JERSEY, CHANNEL ISLANDS 0.0%†
Metals & Mining 0.0%†
Randgold Resources Ltd.	12,060	888,535

LUXEMBOURG 0.3%
Energy Equipment & Services 0.1%
Tenaris SA	65,915	1,470,597

Media 0.1%
SES SA, FDR	41,953	1,234,834

Metals & Mining 0.1%
ArcelorMittal	139,737	1,825,572

Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	9,093	728,145

		5,259,148

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
MGM China Holdings Ltd.	129,600	373,447
Wynn Macau Ltd.(a)	217,600	616,449

		989,896

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	25,495	400,363

NETHERLANDS 4.6%
Air Freight & Logistics 0.0%†
TNT Express NV(a)	54,496	428,911

Beverages 0.2%
Heineken Holding NV	14,235	892,950
Heineken NV	31,937	2,243,312

		3,136,262

Chemicals 0.2%
Akzo Nobel NV	33,127	2,019,614
Koninklijke DSM NV	21,520	1,512,406

		3,532,020

Computers & Peripherals 0.1%
Gemalto NV	10,967	1,148,544

Construction & Engineering 0.0%†
Koninklijke Boskalis Westminster NV	11,626	437,541

Diversified Financial Services 0.3%
ING Groep NV, CVA*	540,768	5,519,588

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV*	465,839	1,226,718
Ziggo NV	23,926	952,272

		2,178,990

Energy Equipment & Services 0.0%†
Fugro NV, CVA	9,774	596,137

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	140,314	2,311,651

Food Products 0.6%
D.E. Master Blenders 1753 NV*	69,442	1,145,539
Unilever NV, CVA	228,672	9,174,656

		10,320,195

Industrial Conglomerates 0.3%
Koninklijke Philips NV	135,357	4,328,572

Insurance 0.2%
Aegon NV	251,520	1,938,053
Delta Lloyd NV	26,140	564,902

		2,502,955

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	32,916	676,275

Media 0.2%
Reed Elsevier NV	96,016	1,839,404
Wolters Kluwer NV	43,061	1,040,177

		2,879,581

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
NETHERLANDS (continued)
Oil, Gas & Consumable Fuels 1.9%
Royal Dutch Shell PLC, Class A	529,422	$18,064,503
Royal Dutch Shell PLC, Class B	366,909	12,977,718

		31,042,221

Professional Services 0.1%
Randstad Holding NV	16,739	809,691

Real Estate Investment Trusts (REITs) 0.0%†
Corio NV	9,667	421,512

Semiconductors & Semiconductor Equipment 0.3%
ASML Holding NV(a)	49,793	4,485,341

Transportation Infrastructure 0.0%†
Koninklijke Vopak NV	9,942	572,698

		77,328,685

NEW ZEALAND 0.1%
Construction Materials 0.1%
Fletcher Building Ltd.(a)	95,168	617,645

Diversified Telecommunication Services 0.0%†
Telecom Corp. of New Zealand Ltd.(a)	270,116	485,809

Electric Utilities 0.0%†
Contact Energy Ltd.(a)	51,208	219,512

Hotels, Restaurants & Leisure 0.0%†
SKYCITY Entertainment Group Ltd.	87,163	291,423

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.(a)	156,326	392,822

		2,007,211

NORWAY 0.7%
Chemicals 0.1%
Yara International ASA	26,095	1,171,080

Commercial Banks 0.2%
DNB ASA	136,263	2,266,796

Diversified Telecommunication Services 0.1%
Telenor ASA	97,871	2,167,520

Energy Equipment & Services 0.0%†
Aker Solutions ASA	22,892	344,978

Food Products 0.1%
Orkla ASA	105,705	816,366

Insurance 0.0%†
Gjensidige Forsikring ASA	28,022	433,695

Metals & Mining 0.0%†
Norsk Hydro ASA(a)	131,370	558,454

Oil, Gas & Consumable Fuels 0.2%
Statoil ASA	155,446	3,374,211

		11,133,100

PORTUGAL 0.2%
Commercial Banks 0.0%†
Banco Espirito Santo SA*	291,981	284,301

Diversified Telecommunication Services 0.0%†
Portugal Telecom SGPS SA REG(a)	85,880	327,665

Electric Utilities 0.1%
EDP - Energias de Portugal SA	272,031	967,095

Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA	35,493	701,243

Oil, Gas & Consumable Fuels 0.0%†
Galp Energia SGPS SA, Class B	38,200	610,173

		2,890,477

SINGAPORE 1.6%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	214,000	720,645

Airlines 0.0%†
Singapore Airlines Ltd.	75,613	601,155

Commercial Banks 0.6%
DBS Group Holdings Ltd.	243,050	3,189,527
Oversea-Chinese Banking Corp., Ltd.	360,600	2,993,756
United Overseas Bank Ltd.	177,500	2,994,275

		9,177,558

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.(a)	14,604	462,541

Diversified Financial Services 0.1%
Singapore Exchange Ltd.	120,900	724,867

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,111,003	3,430,711

Food & Staples Retailing 0.0%†
Olam International Ltd.(a)	189,500	252,760

Food Products 0.1%
Golden Agri-Resources Ltd.(a)	1,084,771	447,541
Wilmar International Ltd.	271,158	671,180

		1,118,721

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC(a)	845,217	881,580

Industrial Conglomerates 0.1%
Keppel Corp., Ltd.	201,600	1,640,993
Sembcorp Industries Ltd.	138,243	551,901

		2,192,894

Machinery 0.0%†
SembCorp Marine Ltd.(a)	117,200	419,046

Media 0.1%
Singapore Press Holdings Ltd.(a)	224,500	774,927

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	299,306	540,989
CapitaCommercial Trust	282,000	311,261
CapitaMall Trust	330,800	527,205

		1,379,455

Real Estate Management & Development 0.2%
CapitaLand Ltd.	354,345	898,901
CapitaMalls Asia Ltd.(a)	199,800	313,063
City Developments Ltd.(a)	56,099	468,814
Global Logistic Properties Ltd.	435,000	970,063
Keppel Land Ltd.	110,000	318,682
UOL Group Ltd.	65,120	357,679

		3,327,202

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
SINGAPORE (continued)
Road & Rail 0.0%†
ComfortDelGro Corp., Ltd.	303,620	$477,908

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	727,000	537,317

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	87,181	301,763

		26,781,050

SPAIN 3.0%
Biotechnology 0.1%
Grifols SA(a)	21,109	891,521

Commercial Banks 1.3%
Banco Bilbao Vizcaya Argentaria SA	778,353	7,381,120
Banco de Sabadell SA(a)	363,259	743,887
Banco Popular Espanol SA*(a)	177,995	782,377
Banco Santander SA*(b)	45,979	336,058
Banco Santander SA	1,517,341	11,100,733
Bankia SA*	575,259	509,534
CaixaBank	155,808	574,708

		21,428,417

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA(a)	21,170	609,592
Ferrovial SA	57,346	978,324

		1,587,916

Diversified Telecommunication Services 0.5%
Telefonica SA	575,354	8,223,064

Electric Utilities 0.3%
Acciona SA(a)	3,508	165,418
Iberdrola SA(a)	689,501	3,815,453
Red Electrica Corp. SA	15,375	857,351

		4,838,222

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA	84,441	698,768

Gas Utilities 0.1%
Enagas SA	27,841	687,989
Gas Natural SDG SA	49,360	1,004,940

		1,692,929

Information Technology Services 0.1%
Amadeus IT Holding SA, Class A(a)	53,235	1,830,877

Insurance 0.0%†
Mapfre SA	106,107	388,404

Machinery 0.0%†
Zardoya Otis SA*(b)	849	12,368
Zardoya Otis SA	21,231	309,338

		321,706

Oil, Gas & Consumable Fuels 0.2%
Repsol SA(a)	119,489	2,863,807

Specialty Retail 0.2%
Industria de Diseno Textil SA	30,386	4,056,065

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	52,336	971,824

		49,793,520

SWEDEN 3.2%
Building Products 0.1%
Assa Abloy AB, Class B	46,595	2,065,858

Capital Markets 0.0%†
Ratos AB, Class B(a)	26,329	234,880

Commercial Banks 0.8%
Nordea Bank AB	372,800	4,725,438
Skandinaviska Enskilda Banken AB, Class A	212,171	2,340,253
Svenska Handelsbanken AB, Class A	70,523	3,199,360
Swedbank AB, Class A	126,320	3,044,977

		13,310,028

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	43,286	421,907

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	429,839	5,080,832

Construction & Engineering 0.1%
Skanska AB, Class B	52,276	986,409

Diversified Financial Services 0.2%
Industrivarden AB, Class C	17,788	319,457
Investment AB Kinnevik, Class B(a)	28,879	869,373
Investor AB, Class B	63,525	1,907,348

		3,096,178

Diversified Telecommunication Services 0.2%
TeliaSonera AB	332,621	2,405,791

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	33,819	1,033,172

Health Care Equipment & Supplies 0.1%
Elekta AB, Class B(a)	51,743	886,076
Getinge AB, Class B	28,467	1,052,724

		1,938,800

Household Durables 0.1%
Electrolux AB Series B	32,933	960,244
Husqvarna AB, Class B(a)	54,120	325,269

		1,285,513

Household Products 0.1%
Svenska Cellulosa AB, Class B	80,737	2,135,713

Machinery 0.7%
Alfa Laval AB	43,133	978,848
Atlas Copco AB, Class A(a)	93,541	2,440,079
Atlas Copco AB, Class B	54,463	1,275,854
Sandvik AB	148,985	1,885,960
Scania AB, Class B	43,918	916,253
SKF AB, Class B(a)	54,729	1,519,011
Volvo AB, Class B	214,074	3,153,567

		12,169,572

Metals & Mining 0.0%†
Boliden AB	38,637	545,566

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
SWEDEN (continued)
Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	31,684	$695,808

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	134,243	5,016,867

Tobacco 0.1%
Swedish Match AB	28,434	1,063,470

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	45,425	582,264

		54,068,628

SWITZERLAND 9.6%
Beverages 0.0%†
Coca-Cola HBC AG, ADR	28,318	736,551

Biotechnology 0.1%
Actelion Ltd. REG*	15,030	998,844

Building Products 0.1%
Geberit AG REG	5,441	1,459,726

Capital Markets 1.1%
Credit Suisse Group AG REG*	211,196	6,203,625
Julius Baer Group Ltd.*	32,023	1,457,654
Partners Group Holding AG	2,457	650,634
UBS AG REG*	511,554	10,073,028

		18,384,941

Chemicals 0.5%
EMS-Chemie Holding AG REG	1,162	407,901
Givaudan SA REG*	1,160	1,614,547
Sika AG	302	841,038
Syngenta AG REG	13,146	5,198,086

		8,061,572

Commercial Banks 0.0%†
Banque Cantonale Vaudoise	408	210,127

Construction Materials 0.1%
Holcim Ltd. REG*	31,828	2,302,496

Diversified Financial Services 0.0%†
Pargesa Holding SA	3,723	267,312

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,254	1,454,674

Electrical Equipment 0.4%
ABB Ltd. REG*	309,371	6,820,373

Energy Equipment & Services 0.1%
Transocean Ltd.	50,850	2,398,071

Food Products 2.0%
Aryzta AG*	12,310	760,188
Barry Callebaut AG REG*	326	315,877
Lindt & Spruengli AG REG	15	681,618
Lindt & Spruengli AG - Participation Certificate	123	483,229
Nestle SA REG	452,515	30,627,416

		32,868,328

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG*	6,975	769,798

Insurance 0.7%
Baloise Holding AG REG	6,686	725,860
Swiss Life Holding AG REG*	4,341	778,995
Swiss Re AG*	49,053	3,911,098
Zurich Insurance Group AG*	20,789	5,599,898

		11,015,851

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG*	7,299	561,796

Machinery 0.1%
Schindler Holding AG REG	2,997	417,865
Schindler Holding AG - Participation Certificate	6,695	957,961
Sulzer AG REG	3,373	504,103

		1,879,929

Marine 0.1%
Kuehne + Nagel International AG REG(a)	7,408	896,544

Metals & Mining 0.4%
Glencore Xstrata PLC	1,404,754	5,932,486

Pharmaceuticals 2.8%
Novartis AG REG	322,796	23,204,781
Roche Holding AG	98,589	24,261,668

		47,466,449

Professional Services 0.2%
Adecco SA REG*	18,371	1,168,017
SGS SA REG	764	1,729,244

		2,897,261

Real Estate Management & Development 0.0%†
Swiss Prime Site AG REG*	7,514	552,591

Semiconductors & Semiconductor Equipment 0.0%†
STMicroelectronics NV	89,299	765,027

Textiles, Apparel & Luxury Goods 0.6%
Compagnie Financiere Richemont SA, Class A	73,466	7,186,636
Swatch Group AG (The) REG	6,038	623,497
Swatch Group AG (The) - Bearer Shares	4,397	2,612,927

		10,423,060

Trading Companies & Distributors 0.1%
Wolseley PLC	38,199	1,828,778

		160,952,585

UNITED KINGDOM 19.1%
Aerospace & Defense 0.6%
BAE Systems PLC	451,326	3,060,776
Cobham PLC	150,577	659,689
Meggitt PLC	110,605	922,296
Rolls-Royce Holdings PLC*	264,668	4,718,790

		9,361,551

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Airlines 0.1%
easyJet PLC	22,618	$486,102
International Consolidated Airlines Group SA*	129,691	575,266

		1,061,368

Auto Components 0.1%
GKN PLC	236,284	1,256,627

Beverages 1.0%
Diageo PLC	352,241	11,038,822
SABMiller PLC	134,636	6,599,284

		17,638,106

Capital Markets 0.2%
3i Group PLC	136,957	797,406
Aberdeen Asset Management PLC	134,742	788,642
Hargreaves Lansdown PLC	28,806	429,675
ICAP PLC	74,662	461,624
Investec PLC	84,667	566,474
Schroders PLC	13,785	513,358

		3,557,179

Chemicals 0.1%
Croda International PLC	19,236	734,690
Johnson Matthey PLC	28,333	1,222,537

		1,957,227

Commercial Banks 3.1%
Barclays PLC	1,715,256	7,493,927
HSBC Holdings PLC	2,593,837	29,449,002
Lloyds Banking Group PLC*	6,437,167	6,702,166
Royal Bank of Scotland Group PLC*	292,425	1,412,120
Standard Chartered PLC	339,196	7,867,217

		52,924,432

Commercial Services & Supplies 0.2%
Aggreko PLC	37,004	1,003,157
Babcock International Group PLC	51,091	914,311
G4S PLC	192,784	663,409
Serco Group PLC	70,390	673,100

		3,253,977

Containers & Packaging 0.1%
Rexam PLC	114,027	852,944

Diversified Financial Services 0.0%†
London Stock Exchange Group PLC	23,860	569,360

Diversified Telecommunication Services 0.4%
BT Group PLC	1,110,485	5,745,853
Inmarsat PLC	62,863	654,121

		6,399,974

Electric Utilities 0.2%
SSE PLC	134,504	3,219,965

Energy Equipment & Services 0.1%
AMEC PLC	42,616	698,170
Petrofac Ltd.	35,696	712,203
Subsea 7 SA	35,685	678,662

		2,089,035

Food & Staples Retailing 0.5%
J Sainsbury PLC	167,909	1,006,201
Tesco PLC	1,133,203	6,334,530
WM Morrison Supermarkets PLC	303,709	1,336,775

		8,677,506

Food Products 0.6%
Associated British Foods PLC	49,728	1,471,096
Tate & Lyle PLC	66,075	844,069
Unilever PLC	180,387	7,325,240

		9,640,405

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	125,224	1,492,005

Hotels, Restaurants & Leisure 0.5%
Carnival PLC	24,941	960,081
Compass Group PLC	258,703	3,536,950
InterContinental Hotels Group PLC	37,764	1,095,825
Tui Travel PLC	66,838	388,195
Whitbread PLC	24,534	1,206,621
William Hill PLC	121,608	899,814

		8,087,486

Household Durables 0.0%†
Persimmon PLC*	42,693	802,358

Household Products 0.4%
Reckitt Benckiser Group PLC	90,778	6,462,536

Industrial Conglomerates 0.1%
Smiths Group PLC	54,308	1,142,252

Insurance 1.0%
Admiral Group PLC	27,992	597,675
Aviva PLC	418,615	2,361,993
Direct Line Insurance Group PLC	118,211	408,096
Legal & General Group PLC	823,900	2,417,766
Old Mutual PLC	681,421	2,012,452
Prudential PLC	360,194	6,396,975
RSA Insurance Group PLC	524,011	998,163
Standard Life PLC	328,898	1,899,293

		17,092,413

Machinery 0.2%
IMI PLC	45,427	948,833
Invensys PLC	91,104	690,203
Melrose Industries PLC	170,328	731,618
Weir Group PLC (The)	30,521	998,533

		3,369,187

Media 0.7%
British Sky Broadcasting Group PLC	150,664	1,898,026
ITV PLC	525,168	1,350,702
Pearson PLC	116,881	2,399,653

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Media (continued)
Reed Elsevier PLC	169,973	$2,200,101
WPP PLC	179,498	3,240,675

		11,089,157

Metals & Mining 1.3%
Anglo American PLC	197,357	4,233,430
Antofagasta PLC	54,377	729,449
BHP Billiton PLC	296,763	8,494,680
Rio Tinto PLC	178,411	8,028,545
Vedanta Resources PLC	11,341	200,777

		21,686,881

Multiline Retail 0.2%
Marks & Spencer Group PLC	223,964	1,637,698
Next PLC	22,990	1,744,942

		3,382,640

Multi-Utilities 0.6%
Centrica PLC	723,844	4,303,388
National Grid PLC	517,133	6,180,429

		10,483,817

Oil, Gas & Consumable Fuels 1.7%
BG Group PLC	477,666	8,613,349
BP PLC	2,689,611	18,582,058
Tullow Oil PLC	126,375	1,999,089

		29,194,496

Pharmaceuticals 1.6%
AstraZeneca PLC	175,219	8,888,114
GlaxoSmithKline PLC	688,564	17,615,971

		26,504,085

Professional Services 0.1%
Capita PLC	90,971	1,445,173
Intertek Group PLC	22,298	1,026,581

		2,471,754

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC	131,397	1,194,601
Hammerson PLC	101,189	815,887
Intu Properties PLC	95,003	486,316
Land Securities Group PLC	108,901	1,574,233
Segro PLC	103,827	490,407

		4,561,444

Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings PLC	196,173	2,632,303

Software 0.1%
Sage Group PLC (The)	163,856	873,433

Specialty Retail 0.1%
Kingfisher PLC	330,719	2,000,847

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	61,235	1,427,432

Tobacco 1.1%
British American Tobacco PLC	270,850	14,448,981
Imperial Tobacco Group PLC	137,975	4,631,125

		19,080,106

Trading Companies & Distributors 0.1%
Bunzl PLC	47,186	1,012,866
Travis Perkins PLC	34,513	893,039

		1,905,905

Water Utilities 0.1%
Severn Trent PLC	34,581	931,395
United Utilities Group PLC	94,528	1,036,782

		1,968,177

Wireless Telecommunication Services 1.2%
Vodafone Group PLC	6,866,908	20,566,912

		320,737,282

Total Common Stocks (cost $1,450,596,693)		1,659,799,539

Preferred Stocks 0.6%

	Shares	Market Value
GERMANY 0.6%
Automobiles 0.4%
Bayerische Motoren Werke AG	7,272	552,867
Porsche Automobil Holding SE	21,359	1,810,961
Volkswagen AG	20,484	4,859,490

		7,223,318

Chemicals 0.0%†
Fuchs Petrolub SE	5,064	377,885

Household Products 0.2%
Henkel AG & Co. KGaA	24,672	2,411,665

Media 0.0%†
ProSiebenSat.1 Media AG	14,721	602,791

Multi-Utilities 0.0%†
RWE AG(a)	5,832	174,842

Total Preferred Stocks (cost $6,832,598)		10,790,501

Rights 0.0%†

	Number of Rights	Market Value
AUSTRALIA 0.0%†
Professional Services 0.0%†
ALS Ltd., expiring at an exercise price of $7.80 on 8/12/2013*	4,200	2,605

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide International Index Fund

Rights 0.0%† (continued)

	Number of Rights	Market Value
HONG KONG 0.0%†
Real Estate Management & Development 0.0%†
New World Development Co., Ltd., expiring at an exercise price of $1.00 on 12/31/2049*(b)	6,487	$0

SPAIN 0.0%†
Commercial Banks 0.0%†
CaixaBank, expiring at an exercise price of $1.00 on 8/13/2013*	155,808	10,985

Total Rights (cost $—)		13,590

Mutual Fund 0.2%

	Shares	Market Value
Money Market Fund 0.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11% (c)	3,298,217	3,298,217

Total Mutual Fund (cost $3,298,217)		3,298,217

Repurchase Agreements 2.4%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.07%, dated 07/31/13, due 08/01/13, repurchase price $35,000,068, collateralized by U.S. Government Agency Securities ranging from 0.00% - 5.38%, maturing 08/05/13 - 05/04/37; total market value $35,700,062. (d)	$35,000,000	35,000,000
Credit Suisse (USA) LLC, 0.08%, dated 07/31/13, due 08/01/13, repurchase price $4,535,025, collateralized by U.S. Government Agency Securities ranging from 0.00% - 1.74%, maturing 07/15/18 - 05/04/37; total market value $4,625,750. (d)	4,535,015	4,535,015

Total Repurchase Agreements (cost $39,535,015)		39,535,015

Total Investments (cost $1,500,262,523) (e) — 101.9%		1,713,436,862
Liabilities in excess of other assets — (1.9%)		(31,640,370)

NET ASSETS — 100.0%		$1,681,796,492

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2013. The total value of securities on loan at July 31, 2013 was $37,263,129.
(b)	Fair Valued Security.
(c)	Represents 7-day effective yield as of July 31, 2013.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2013 was $39,535,015.
(e)	At July 31, 2013, the tax basis cost of the Fund’s investments was $1,595,483,428, tax unrealized appreciation and depreciation were $285,675,651 and $(167,722,217), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
Abp	Public Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CH	Switzerland
CVA	Dutch Certificate
FDR	Fiduciary Depositary Receipt
KGaA	Limited Partnership with shares
KK	Joint Stock Company
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
RSP	Savings Shares
SA	Stock Company
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide International Index Fund

At July 31, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
80	DJ Euro Stoxx 50	09/20/13	$2,933,156	$136,522
30	FTSE 100 Index	09/20/13	2,995,417	122,122
28	SGX Nikkei 225 Index	09/12/13	1,948,933	(17,596)
10	SPI 200 Index	09/19/13	1,125,809	52,345

			$9,003,315	$293,393

DJ	Dow Jones
FTSE	Financial Times Stock Exchange
SGX	Singapore Exchange
SPI	Schedule Performance Index

At July 31, 2013, the Fund had $616,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide International Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$18,681,328	$—	$18,681,328
Air Freight & Logistics	—	5,575,185	—	5,575,185
Airlines	—	3,848,358	—	3,848,358
Auto Components	—	18,363,725	—	18,363,725
Automobiles	—	61,432,544	—	61,432,544
Beverages	736,551	42,281,196	—	43,017,747
Biotechnology	—	8,152,816	—	8,152,816
Building Products	—	9,663,031	—	9,663,031
Capital Markets	—	36,858,117	—	36,858,117
Chemicals	—	56,429,949	—	56,429,949
Commercial Banks	—	217,890,241	—	217,890,241
Commercial Services & Supplies	—	9,890,886	—	9,890,886
Communications Equipment	—	7,631,588	—	7,631,588
Computers & Peripherals	—	1,968,927	—	1,968,927
Construction & Engineering	—	11,278,395	—	11,278,395
Construction Materials	—	10,067,942	—	10,067,942
Consumer Finance	—	923,266	—	923,266
Containers & Packaging	—	2,877,576	—	2,877,576
Distributors	—	462,541	—	462,541
Diversified Consumer Services	—	324,163	—	324,163
Diversified Financial Services	—	21,294,997	—	21,294,997
Diversified Telecommunication Services	—	49,717,545	—	49,717,545

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide International Index Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electric Utilities	$—	$27,296,835	$—	$27,296,835
Electrical Equipment	—	22,598,992	—	22,598,992
Electronic Equipment, Instruments & Components	—	18,920,794	—	18,920,794
Energy Equipment & Services	—	12,611,114	—	12,611,114
Food & Staples Retailing	—	35,458,767	—	35,458,767
Food Products	—	67,110,849	—	67,110,849
Gas Utilities	—	9,073,914	—	9,073,914
Health Care Equipment & Supplies	—	11,632,179	—	11,632,179
Health Care Providers & Services	—	6,831,363	—	6,831,363
Health Care Technology	—	247,724	—	247,724
Hotels, Restaurants & Leisure	—	20,481,380	—	20,481,380
Household Durables	—	10,708,495	—	10,708,495
Household Products	—	10,963,358	—	10,963,358
Independent Power Producers & Energy Traders	—	1,081,984	—	1,081,984
Industrial Conglomerates	—	26,200,042	—	26,200,042
Information Technology Services	—	6,599,481	—	6,599,481
Insurance	—	87,137,462	—	87,137,462
Internet & Catalog Retail	—	1,348,246	—	1,348,246
Internet Software & Services	—	1,965,865	—	1,965,865
Leisure Equipment & Products	—	3,673,100	—	3,673,100
Life Sciences Tools & Services	—	1,238,071	—	1,238,071
Machinery	—	45,893,768	—	45,893,768
Marine	—	4,295,618	—	4,295,618
Media	—	22,731,983	—	22,731,983
Metals & Mining	—	61,299,954	—	61,299,954
Multiline Retail	—	5,835,846	—	5,835,846
Multi-Utilities	—	22,876,132	—	22,876,132
Office Electronics	—	6,913,727	—	6,913,727
Oil, Gas & Consumable Fuels	—	103,986,748	—	103,986,748
Paper & Forest Products	—	1,825,096	—	1,825,096
Personal Products	—	10,188,965	—	10,188,965
Pharmaceuticals	—	142,688,727	—	142,688,727
Professional Services	—	10,480,606	—	10,480,606
Real Estate Investment Trusts (REITs)	—	25,978,831	—	25,978,831
Real Estate Management & Development	—	33,711,471	—	33,711,471
Road & Rail	—	17,549,683	—	17,549,683
Semiconductors & Semiconductor Equipment	—	11,833,396	—	11,833,396
Software	—	15,355,286	—	15,355,286
Specialty Retail	—	15,800,584	—	15,800,584
Textiles, Apparel & Luxury Goods	—	28,896,149	—	28,896,149
Tobacco	—	25,565,229	—	25,565,229
Trading Companies & Distributors	—	20,046,719	—	20,046,719
Transportation Infrastructure	—	6,519,503	—	6,519,503
Water Utilities	—	1,968,177	—	1,968,177
Wireless Telecommunication Services	—	38,026,459	—	38,026,459

Total Common Stocks	$736,551	$1,659,062,988	$—	$1,659,799,539

Futures Contracts	310,989	—	—	310,989
Mutual Fund	3,298,217	—	—	3,298,217
Preferred Stocks	—	10,790,501	—	10,790,501
Repurchase Agreements	—	39,535,015	—	39,535,015
Rights	—	13,590	—	13,590

Total Assets	$4,345,757	$1,709,402,094	$—	$1,713,747,851

	Level 1	Level 2	Level 3	Total
Liabilities:
Futures Contracts	$(17,596)	$—	$—	$(17,596)

Total Liabilities	$(17,596)	$—	$—	$(17,596)

Total	$4,328,161	$1,709,402,094	$—	$1,713,730,255

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide International Index Fund

During the period ended July 31, 2013, the Fund held 3 common stock investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2013

Assets:		Fair Value
Futures Contracts
Equity and currency risk	Unrealized appreciation from futures contracts	$310,989

Total		$310,989

Liabilities:		Fair Value
Futures Contracts
Equity and currency risk	Unrealized depreciation from futures contracts	$(17,596)

Total		$(17,596)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide International Value Fund

Common Stocks 97.6%

	Shares	Market Value
AUSTRALIA 3.3%
Chemicals 0.8%
Orica Ltd.	103,272	$1,677,855

Commercial Banks 1.5%
Australia & New Zealand Banking Group Ltd.	123,389	3,296,674

Real Estate Investment Trusts (REITs) 1.0%
Westfield Group	219,077	2,209,553

		7,184,082

CANADA 6.1%
Commercial Banks 2.1%
Royal Bank of Canada	72,300	4,516,374

Metals & Mining 0.6%
Teck Resources Ltd., Class B	59,300	1,389,113

Oil, Gas & Consumable Fuels 3.4%
Canadian Oil Sands Ltd.	112,700	2,187,945
Lightstream Resources Ltd.(a)	150,404	1,227,130
Petrobank Energy & Resources Ltd.*(a)	136,100	75,530
Petrominerales Ltd.(a)	95,700	520,848
Suncor Energy, Inc.	105,300	3,327,854

		7,339,307

		13,244,794

DENMARK 0.3%
Construction & Engineering 0.3%
FLSmidth & Co. A/S	11,408	541,263

FINLAND 2.0%
Insurance 2.0%
Sampo OYJ, Class A	96,332	4,219,003

FRANCE 3.2%
Electrical Equipment 1.4%
Schneider Electric SA	37,240	2,966,570

Food & Staples Retailing 1.8%
Carrefour SA	129,843	3,978,056

		6,944,626

GERMANY 10.4%
Capital Markets 1.4%
Deutsche Bank AG REG	65,725	2,965,078

Construction Materials 1.6%
HeidelbergCement AG	43,543	3,354,577

Machinery 0.3%
MAN SE(a)	5,444	620,614

Metals & Mining 0.7%
ThyssenKrupp AG*	73,744	1,602,066

Multi-Utilities 1.0%
E.ON SE	124,547	2,114,698

Personal Products 0.7%
Beiersdorf AG	17,262	1,596,288

Pharmaceuticals 1.9%
Bayer AG REG	35,871	4,169,465

Semiconductors & Semiconductor Equipment 1.3%
Infineon Technologies AG	318,372	2,825,203

Software 1.5%
SAP AG	43,411	3,180,788

		22,428,777

HONG KONG 3.5%
Industrial Conglomerates 1.4%
Jardine Matheson Holdings Ltd.(a)	54,400	2,977,997

Insurance 2.1%
AIA Group Ltd.	947,800	4,486,258

		7,464,255

IRELAND 2.8%
Airlines 1.3%
Ryanair Holdings PLC, ADR	55,100	2,838,752

Pharmaceuticals 1.5%
Shire PLC	87,903	3,206,833

		6,045,585

ISRAEL 1.0%
Pharmaceuticals 1.0%
Teva Pharmaceutical Industries Ltd., ADR	56,800	2,254,960

ITALY 1.7%
Machinery 1.7%
Fiat Industrial SpA	299,482	3,697,466

JAPAN 23.5%
Airlines 1.1%
Japan Airlines Co., Ltd.	43,000	2,280,346

Auto Components 1.4%
Bridgestone Corp.	86,800	3,073,312

Automobiles 3.0%
Toyota Motor Corp.	105,500	6,419,747

Building Products 1.0%
Asahi Glass Co., Ltd.	319,000	2,063,176

Chemicals 1.5%
Shin-Etsu Chemical Co., Ltd.	52,900	3,295,693

Commercial Banks 1.9%
Mitsubishi UFJ Financial Group, Inc.	663,700	4,116,936

Diversified Financial Services 2.0%
ORIX Corp.	290,100	4,305,423

Gas Utilities 0.7%
Tokyo Gas Co., Ltd.	262,000	1,440,180

Household Durables 0.7%
Panasonic Corp.*	182,100	1,615,476

Insurance 1.7%
Tokio Marine Holdings, Inc.	117,200	3,740,668

Leisure Equipment & Products 1.0%
Sankyo Co., Ltd.	47,200	2,084,282

Machinery 1.4%
THK Co., Ltd.	143,300	2,983,936

Personal Products 1.3%
Shiseido Co., Ltd.	179,200	2,753,275

Trading Companies & Distributors 2.8%
ITOCHU Corp.	357,600	4,247,064
Mitsubishi Corp.	96,000	1,749,018

		5,996,082

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide International Value Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Wireless Telecommunication Services 2.0%
KDDI Corp.	79,000	$4,371,003

		50,539,535

NETHERLANDS 4.2%
Beverages 1.4%
Heineken NV	44,198	3,104,547

Chemicals 1.6%
Koninklijke DSM NV	49,013	3,444,589

Media 1.2%
Wolters Kluwer NV	107,160	2,588,546

		9,137,682

NORWAY 3.0%
Diversified Telecommunication Services 2.2%
Telenor ASA	215,125	4,764,310

Oil, Gas & Consumable Fuels 0.8%
Statoil ASA	78,375	1,701,258

		6,465,568

SPAIN 0.5%
Electric Utilities 0.5%
Acciona SA(a)	21,388	1,008,540

SWEDEN 0.8%
Oil, Gas & Consumable Fuels 0.8%
Lundin Petroleum AB*(a)	74,709	1,640,675

SWITZERLAND 10.3%
Capital Markets 1.5%
Credit Suisse Group AG REG*	112,135	3,293,829

Food Products 3.0%
Nestle SA REG	96,365	6,522,239

Metals & Mining 1.1%
Glencore Xstrata PLC	569,108	2,403,428

Pharmaceuticals 3.4%
Novartis AG REG	99,976	7,186,957

Professional Services 1.3%
SGS SA REG	1,251	2,831,524

		22,237,977

UNITED KINGDOM 21.0%
Beverages 1.3%
SABMiller PLC	57,800	2,833,110

Commercial Banks 4.8%
Barclays PLC	654,458	2,859,317
HSBC Holdings PLC	645,083	7,323,918

		10,183,235

Electric Utilities 0.9%
SSE PLC	81,180	1,943,413

Food Products 0.2%
Associated British Foods PLC	16,600	491,075

Hotels, Restaurants & Leisure 0.8%
Carnival PLC	45,242	1,741,550

Insurance 3.0%
Aviva PLC	489,275	2,760,685
Prudential PLC	205,006	3,640,867

		6,401,552

Metals & Mining 1.6%
Rio Tinto PLC	78,743	3,543,457

Oil, Gas & Consumable Fuels 2.8%
BP PLC	867,854	5,995,853

Software 1.4%
Sage Group PLC (The)	561,649	2,993,866

Textiles, Apparel & Luxury Goods 0.5%
Burberry Group PLC	42,100	981,381

Tobacco 2.0%
Imperial Tobacco Group PLC	128,733	4,320,918

Wireless Telecommunication Services 1.7%
Vodafone Group PLC	1,256,492	3,763,289

		45,192,699

Total Common Stocks (cost $180,426,248)		210,247,487

Exchange Traded Fund 0.7%

	Shares	Market Value
UNITED STATES 0.7%
iShares MSCI EAFE ETF	25,000	1,509,250

Total Exchange Traded Fund (cost $1,371,655)		1,509,250

Mutual Fund 1.6%

	Shares	Market Value

Money Market Fund 1.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11% (b)	3,401,719	3,401,719

Total Mutual Fund (cost $3,401,719)		3,401,719

Repurchase Agreements 1.7%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.07%, dated 07/31/13, due 08/01/13, repurchase price $3,000,006, collateralized by U.S. Government Agency Securities ranging from 0.00% - 5.38%, maturing 08/05/13 - 05/04/37; total market value $3,060,005. (c)	$3,000,000	3,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide International Value Fund

Repurchase Agreements (continued)

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.08%, dated 07/31/13, due 08/01/13, repurchase price $687,266, collateralized by U.S. Government Agency Securities ranging from 0.00% - 1.74%, maturing 07/15/18 - 05/04/37; total market value $701,015. (c)	$687,265	$687,265

Total Repurchase Agreements (cost $3,687,265)		3,687,265

Total Investments (cost $188,886,887) (d) — 101.6%		218,845,721
Liabilities in excess of other assets — (1.6%)		(3,398,000)

NET ASSETS — 100.0%		$215,447,721

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2013. The total value of securities on loan at July 31, 2013 was $3,494,681.
(b)	Represents 7-day effective yield as of July 31, 2013.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2013 was $3,687,265.
(d)	At July 31, 2013, the tax basis cost of the Fund’s investments was $198,803,565, tax unrealized appreciation and depreciation were $30,400,239 and $(10,358,083), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
ETF	Exchange Traded Fund
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$2,838,752	$2,280,346	$—	$5,119,098
Auto Components	—	3,073,312	—	3,073,312
Automobiles	—	6,419,747	—	6,419,747
Beverages	—	5,937,657	—	5,937,657
Building Products	—	2,063,176	—	2,063,176
Capital Markets	—	6,258,907	—	6,258,907
Chemicals	—	8,418,137	—	8,418,137
Commercial Banks	4,516,374	17,596,845	—	22,113,219
Construction & Engineering	—	541,263	—	541,263
Construction Materials	—	3,354,577	—	3,354,577
Diversified Financial Services	—	4,305,423	—	4,305,423
Diversified Telecommunication Services	—	4,764,310	—	4,764,310
Electric Utilities	—	2,951,953	—	2,951,953
Electrical Equipment	—	2,966,570	—	2,966,570
Food & Staples Retailing	—	3,978,056	—	3,978,056
Food Products	—	7,013,314	—	7,013,314
Gas Utilities	—	1,440,180	—	1,440,180
Hotels, Restaurants & Leisure	—	1,741,550	—	1,741,550
Household Durables	—	1,615,476	—	1,615,476
Industrial Conglomerates	—	2,977,997	—	2,977,997
Insurance	—	18,847,481	—	18,847,481
Leisure Equipment & Products	—	2,084,282	—	2,084,282

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide International Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Machinery	$—	$7,302,016	$—	$7,302,016
Media	—	2,588,546	—	2,588,546
Metals & Mining	1,389,113	7,548,951	—	8,938,064
Multi-Utilities	—	2,114,698	—	2,114,698
Oil, Gas & Consumable Fuels	7,339,307	9,337,786	—	16,677,093
Personal Products	—	4,349,563	—	4,349,563
Pharmaceuticals	2,254,960	14,563,255	—	16,818,215
Professional Services	—	2,831,524	—	2,831,524
Real Estate Investment Trusts (REITs)	—	2,209,553	—	2,209,553
Semiconductors & Semiconductor Equipment	—	2,825,203	—	2,825,203
Software	—	6,174,654	—	6,174,654
Textiles, Apparel & Luxury Goods	—	981,381	—	981,381
Tobacco	—	4,320,918	—	4,320,918
Trading Companies & Distributors	—	5,996,082	—	5,996,082
Wireless Telecommunication Services	—	8,134,292	—	8,134,292

Total Common Stocks	$18,338,506	$191,908,981	$—	$210,247,487

Exchange Traded Fund	1,509,250	—	—	1,509,250
Mutual Fund	3,401,719	—	—	3,401,719
Repurchase Agreements	—	3,687,265	—	3,687,265

Total	$23,249,475	$195,596,246	$—	$218,845,721

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

Mutual Funds 100.1%

	Shares	Market Value
Equity Funds 95.3%
Nationwide International Index Fund, Institutional Class(a)	44,767,779	$348,740,998
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	10,004,089	179,273,276
Nationwide S&P 500 Index Fund, Institutional Class(a)	33,918,759	473,845,064
Nationwide Small Cap Index Fund, Institutional Class(a)	8,066,952	120,358,918

Total Equity Funds (cost $911,323,998)		1,122,218,256

Fixed Income Fund 4.8%
Nationwide Bond Index Fund, Institutional Class(a)	4,990,186	56,189,498

Total Fixed Income Fund (cost $56,755,274)		56,189,498

Total Mutual Funds (cost $968,079,272)		1,178,407,754

Total Investments (cost $968,079,272) (b) — 100.1%		1,178,407,754
Liabilities in excess of other assets — (0.1%)		(607,261)

NET ASSETS — 100.0%		$1,177,800,493

(a)	Investment in affiliate.
(b)	At July 31, 2013, the tax basis cost of the Fund’s investments was $1,014,197,583, tax unrealized appreciation and depreciation were $164,899,340 and $(689,169), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At July 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Investor Destinations Conservative Fund

Mutual Funds 78.9%

	Shares	Market Value
Equity Funds 19.9%
Nationwide International Index Fund, Institutional Class(a)	2,722,148	$21,205,531
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	710,007	12,723,319
Nationwide S&P 500 Index Fund, Institutional Class(a)	3,643,041	50,893,276

Total Equity Funds (cost $66,678,447)		84,822,126

Fixed Income Funds 54.0%
Nationwide Bond Index Fund, Institutional Class(a)	12,078,767	136,006,921
Nationwide Enhanced Income Fund, Institutional Class(a)	6,690,541	59,412,001
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	3,621,009	33,928,851

Total Fixed Income Funds (cost $235,161,505)		229,347,773

Money Market Fund 5.0%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	21,205,532	21,205,532

Total Money Market Fund (cost $21,205,532)		21,205,532

Total Mutual Funds (cost $323,045,484)		335,375,431

Fixed Contract 21.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50% (a)(c)	$89,063,233	89,063,233

Total Fixed Contract (cost $89,063,233)		89,063,233

Total Investments (cost $412,108,717) (d) — 99.9%		424,438,664
Other assets in excess of liabilities — 0.1%		477,411

NET ASSETS — 100.0%		$424,916,075

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2013.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2013, the tax basis cost of the Fund’s investments was $416,757,552, tax unrealized appreciation and depreciation were $14,622,975 and $(6,941,863), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Investor Destinations Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$89,063,233	$—	$89,063,233
Mutual Funds	335,375,431	—	—	335,375,431

Total	$335,375,431	$89,063,233	$—	$424,438,664

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Investor Destinations Moderate Fund

Mutual Funds 92.0%

	Shares	Market Value
Equity Funds 60.9%
Nationwide International Index Fund, Institutional Class(a)	35,681,611	$277,959,752
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	9,777,283	175,208,907
Nationwide S&P 500 Index Fund, Institutional Class(a)	35,832,969	500,586,582
Nationwide Small Cap Index Fund, Institutional Class(a)	6,004,236	89,583,204

Total Equity Funds (cost $762,882,755)		1,043,338,445

Fixed Income Funds 29.2%
Nationwide Bond Index Fund, Institutional Class(a)	29,844,965	336,054,307
Nationwide Enhanced Income Fund, Institutional Class(a)	11,368,964	100,956,399
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	6,776,020	63,491,311

Total Fixed Income Funds (cost $509,385,201)		500,502,017

Money Market Fund 1.9%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	33,255,582	33,255,582

Total Money Market Fund (cost $33,255,582)		33,255,582

Total Mutual Funds (cost $1,305,523,538)		1,577,096,044

Fixed Contract 8.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50% (a)(c)	$136,199,910	136,199,910

Total Fixed Contract (cost $136,199,910)		136,199,910

Total Investments (cost $1,441,723,448) (d) — 100.0%		1,713,295,954
Liabilities in excess of other assets — (0.0%) †		(768,035)

NET ASSETS — 100.0%		$1,712,527,919

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2013.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2013, the tax basis cost of the Fund’s investments was $1,493,445,223, tax unrealized appreciation and depreciation were $230,321,859 and $(10,471,128), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Investor Destinations Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$136,199,910	$—	$136,199,910
Mutual Funds	1,577,096,044	—	—	1,577,096,044

Total	$1,577,096,044	$136,199,910	$—	$1,713,295,954

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

Mutual Funds 97.7%

	Shares	Market Value
Equity Funds 80.9%
Nationwide International Index Fund, Institutional Class(a)	62,546,995	$487,241,089
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	13,511,624	242,128,303
Nationwide S&P 500 Index Fund, Institutional Class(a)	49,620,770	693,202,158
Nationwide Small Cap Index Fund, Institutional Class(a)	10,970,555	163,680,676

Total Equity Funds (cost $1,244,625,973)		1,586,252,226

Fixed Income Funds 16.8%
Nationwide Bond Index Fund, Institutional Class(a)	22,013,857	247,876,031
Nationwide Enhanced Income Fund, Institutional Class(a)	5,192,649	46,110,726
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	3,706,884	34,733,501

Total Fixed Income Funds (cost $334,893,738)		328,720,258

Total Mutual Funds (cost $1,579,519,711)		1,914,972,484

Fixed Contract 2.4%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(b)	$46,773,899	46,773,899

Total Fixed Contract (cost $46,773,899)		46,773,899

Total Investments (cost $1,626,293,610) (c) — 100.1%		1,961,746,383
Liabilities in excess of other assets — (0.1%)		(1,022,770)

NET ASSETS — 100.0%		$1,960,723,613

(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	At July 31, 2013, the tax basis cost of the Fund’s investments was $1,691,300,839, tax unrealized appreciation and depreciation were $277,772,908 and $(7,327,364), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$46,773,899	$—	$46,773,899
Mutual Funds	1,914,972,484	—	—	1,914,972,484

Total	$1,914,972,484	$46,773,899	$—	$1,961,746,383

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

Mutual Funds 86.1%

	Shares	Market Value
Equity Funds 40.1%
Nationwide International Index Fund, Institutional Class(a)	7,369,049	$57,404,893
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	1,926,093	34,515,581
Nationwide S&P 500 Index Fund, Institutional Class(a)	9,024,540	126,072,830
Nationwide Small Cap Index Fund, Institutional Class(a)	779,241	11,626,268

Total Equity Funds (cost $164,179,197)		229,619,572

Fixed Income Funds 43.0%
Nationwide Bond Index Fund, Institutional Class(a)	13,747,545	154,797,352
Nationwide Enhanced Income Fund, Institutional Class(a)	6,413,912	56,955,537
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	3,646,237	34,165,243

Total Fixed Income Funds (cost $251,562,413)		245,918,132

Money Market Fund 3.0%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	17,071,465	17,071,465

Total Money Market Fund (cost $17,071,465)		17,071,465

Total Mutual Funds (cost $432,813,075)		492,609,169

Fixed Contract 14.0%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.50%(a)(c)	$79,990,014	79,990,014

Total Fixed Contract (cost $79,990,014)		79,990,014

Total Investments (cost $512,803,089) (d) — 100.1%		572,599,183
Liabilities in excess of other assets — (0.1%)		(326,601)

NET ASSETS — 100.0%		$572,272,582

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2013.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem daily upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2013, the tax basis cost of the Fund’s investments was $530,067,515, tax unrealized appreciation and depreciation were $49,546,784 and $(7,015,116), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$79,990,014	$—	$79,990,014
Mutual Funds	492,609,169	—	—	492,609,169

Total	$492,609,169	$79,990,014	$—	$572,599,183

Amounts designated as “—” are zero or have been rounded to zero.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks 97.6%

	Shares	Market Value
Aerospace & Defense 1.6%
Alliant Techsystems, Inc.	25,467	$2,370,978
B/E Aerospace, Inc.*	82,874	5,777,146
Esterline Technologies Corp.*	24,767	2,017,024
Exelis, Inc.	148,873	2,200,343
Huntington Ingalls Industries, Inc.	39,699	2,468,484
Triumph Group, Inc.	40,836	3,203,993

		18,037,968

Air Freight & Logistics 0.1%
UTi Worldwide, Inc.	82,806	1,366,299

Airlines 0.4%
Alaska Air Group, Inc.*	55,584	3,400,073
JetBlue Airways Corp.*	179,067	1,171,098

		4,571,171

Auto Components 0.2%
Gentex Corp.	113,674	2,566,759

Automobiles 0.2%
Thor Industries, Inc.	34,840	1,883,102

Biotechnology 1.5%
United Therapeutics Corp.*	36,553	2,735,626
Vertex Pharmaceuticals, Inc.*	175,206	13,981,439

		16,717,065

Building Products 0.7%
Fortune Brands Home & Security, Inc.	130,601	5,395,128
Lennox International, Inc.	36,293	2,606,563

		8,001,691

Capital Markets 2.5%
Affiliated Managers Group, Inc.*	41,739	7,527,629
Apollo Investment Corp.	177,969	1,446,888
Eaton Vance Corp.	96,096	3,889,005
Federated Investors, Inc., Class B(a)	74,579	2,165,028
Greenhill & Co., Inc.	20,764	1,045,260
Janus Capital Group, Inc.	150,240	1,407,749
Raymond James Financial, Inc.	89,493	3,943,957
SEI Investments Co.	106,410	3,363,620
Waddell & Reed Financial, Inc., Class A	68,040	3,474,122

		28,263,258

Chemicals 2.7%
Albemarle Corp.	69,512	4,310,439
Ashland, Inc.	58,154	5,050,093
Cabot Corp.	47,433	1,945,702
Cytec Industries, Inc.	33,192	2,585,657
Intrepid Potash, Inc.(a)	42,505	543,214
Minerals Technologies, Inc.	27,587	1,269,002
NewMarket Corp.	8,437	2,299,589
Olin Corp.	63,503	1,549,473
RPM International, Inc.	104,825	3,694,033
Scotts Miracle-Gro Co. (The), Class A(a)	30,732	1,544,283
Sensient Technologies Corp.	39,571	1,741,520
Valspar Corp. (The)	64,672	4,405,456

		30,938,461

Commercial Banks 4.5%
Associated Banc-Corp.	132,712	2,248,141
BancorpSouth, Inc.	66,370	1,304,171
Bank of Hawaii Corp.	35,484	1,974,330
Cathay General Bancorp	57,970	1,377,367
City National Corp.	37,724	2,622,950
Commerce Bancshares, Inc.	60,992	2,783,065
Cullen/Frost Bankers, Inc.(a)	47,486	3,420,891
East West Bancorp, Inc.	107,755	3,322,087
First Horizon National Corp.	190,976	2,354,734
First Niagara Financial Group, Inc.	280,182	2,995,146
FirstMerit Corp.	131,201	2,941,526
Fulton Financial Corp.	154,422	1,944,173
Hancock Holding Co.	67,169	2,200,456
International Bancshares Corp.	43,058	1,042,434
Prosperity Bancshares, Inc.	37,203	2,195,721
Signature Bank*	37,409	3,424,794
SVB Financial Group*	35,685	3,112,446
Synovus Financial Corp.	675,054	2,247,930
TCF Financial Corp.	129,711	1,976,796
Trustmark Corp.	53,215	1,435,209
Valley National Bancorp(a)	157,903	1,634,296
Webster Financial Corp.	71,463	1,946,652
Westamerica Bancorporation(a)	21,351	1,024,634

		51,529,949

Commercial Services & Supplies 1.8%
Brink’s Co. (The)	37,975	1,015,072
Clean Harbors, Inc.*	42,650	2,407,166
Copart, Inc.*	84,406	2,744,039
Deluxe Corp.	40,300	1,652,703
Herman Miller, Inc.	46,257	1,300,284
HNI Corp.	35,999	1,371,922
Mine Safety Appliances Co.	24,682	1,311,355
Rollins, Inc.	52,039	1,326,994
RR Donnelley & Sons Co.(a)	143,684	2,728,559
Waste Connections, Inc.	97,661	4,224,815

		20,082,909

Communications Equipment 0.8%
ADTRAN, Inc.	46,905	1,239,699
Ciena Corp.*	80,286	1,771,109
InterDigital, Inc.	32,550	1,293,211

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Communications Equipment (continued)
Plantronics, Inc.	34,275	$1,593,445
Polycom, Inc.*	136,518	1,305,112
Riverbed Technology, Inc.*	129,290	2,022,096

		9,224,672

Computers & Peripherals 1.0%
3D Systems Corp.*(a)	73,368	3,465,171
Diebold, Inc.	50,404	1,646,195
Lexmark International, Inc., Class A	49,864	1,869,401
NCR Corp.*	130,119	4,684,284

		11,665,051

Construction & Engineering 0.9%
AECOM Technology Corp.*	81,570	2,765,223
Granite Construction, Inc.	28,150	851,537
KBR, Inc.	116,961	3,658,540
URS Corp.	60,059	2,792,744

		10,068,044

Construction Materials 0.5%
Eagle Materials, Inc.	37,214	2,511,201
Martin Marietta Materials, Inc.	36,342	3,619,663

		6,130,864

Containers & Packaging 1.7%
AptarGroup, Inc.	52,795	3,082,700
Greif, Inc., Class A	24,106	1,333,544
Packaging Corp. of America	77,621	4,175,234
Rock Tenn Co., Class A	56,908	6,507,430
Silgan Holdings, Inc.	35,827	1,728,294
Sonoco Products Co.	80,066	3,081,740

		19,908,942

Distributors 0.5%
LKQ Corp.*	236,286	6,159,976

Diversified Consumer Services 0.9%
Apollo Group, Inc., Class A*	79,100	1,441,202
DeVry, Inc.	44,787	1,347,193
Matthews International Corp., Class A	21,822	844,075
Regis Corp.	44,942	780,642
Service Corp. International	167,521	3,177,873
Sotheby’s	54,058	2,432,610
Strayer Education, Inc.(a)	8,556	378,689

		10,402,284

Diversified Financial Services 0.6%
CBOE Holdings, Inc.	69,058	3,459,806
MSCI, Inc.*	95,556	3,349,238

		6,809,044

Diversified Telecommunication Services 0.3%
tw telecom, inc.*	118,949	3,542,301

Electric Utilities 2.1%
Cleco Corp.	47,829	2,320,185
Great Plains Energy, Inc.	121,531	2,939,835
Hawaiian Electric Industries, Inc.(a)	78,022	2,080,067
IDACORP, Inc.	39,760	2,098,135
NV Energy, Inc.	186,308	4,402,458
OGE Energy Corp.	156,908	5,868,359
PNM Resources, Inc.	63,031	1,479,968
Westar Energy, Inc.	100,350	3,370,756

		24,559,763

Electrical Equipment 1.7%
Acuity Brands, Inc.	33,888	2,931,312
AMETEK, Inc.	192,706	8,918,434
General Cable Corp.	39,420	1,242,519
Hubbell, Inc., Class B	42,272	4,537,899
Regal-Beloit Corp.	35,599	2,302,543

		19,932,707

Electronic Equipment, Instruments & Components 2.0%
Arrow Electronics, Inc.*	82,825	3,780,961
Avnet, Inc.*	108,448	4,085,236
Ingram Micro, Inc., Class A*	120,596	2,753,207
Itron, Inc.*	31,307	1,349,958
National Instruments Corp.	75,211	2,120,198
Tech Data Corp.*	29,881	1,534,091
Trimble Navigation Ltd.*	202,352	5,775,126
Vishay Intertechnology, Inc.*	104,437	1,502,848

		22,901,625

Energy Equipment & Services 2.9%
Atwood Oceanics, Inc.*	45,355	2,555,301
CARBO Ceramics, Inc.(a)	15,535	1,364,905
Dresser-Rand Group, Inc.*	60,307	3,670,887
Dril-Quip, Inc.*	28,923	2,629,390
Helix Energy Solutions Group, Inc.*	77,910	1,976,577
Oceaneering International, Inc.	85,616	6,942,601
Oil States International, Inc.*	43,485	4,228,047
Patterson-UTI Energy, Inc.	116,029	2,293,893
Superior Energy Services, Inc.*	126,278	3,235,242
Tidewater, Inc.	39,117	2,307,512
Unit Corp.*	34,568	1,558,325

		32,762,680

Food & Staples Retailing 0.5%
Harris Teeter Supermarkets, Inc.	39,090	1,922,446
SUPERVALU, Inc.*(a)	158,729	1,271,420
United Natural Foods, Inc.*	39,067	2,289,326

		5,483,192

Food Products 2.5%
Dean Foods Co.*	147,721	1,610,159
Flowers Foods, Inc.	136,365	3,130,941

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Food Products (continued)
Green Mountain Coffee Roasters, Inc.*(a)	98,013	$7,564,643
Hillshire Brands Co.	97,373	3,428,503
Ingredion, Inc.	61,294	4,118,957
Lancaster Colony Corp.	15,345	1,274,095
Post Holdings, Inc.*	25,849	1,199,135
Smithfield Foods, Inc.*	99,022	3,287,531
Tootsie Roll Industries, Inc.(a)	16,576	561,263
WhiteWave Foods Co., Class A*(a)	136,841	2,557,558

		28,732,785

Gas Utilities 1.4%
Atmos Energy Corp.	71,598	3,167,495
National Fuel Gas Co.	66,113	4,286,106
Questar Corp.	138,520	3,305,087
UGI Corp.	90,107	3,783,593
WGL Holdings, Inc.	40,910	1,880,633

		16,422,914

Health Care Equipment & Supplies 2.5%
Cooper Cos., Inc. (The)(a)	38,510	4,904,249
Hill-Rom Holdings, Inc.	47,290	1,753,040
Hologic, Inc.*	213,149	4,838,482
IDEXX Laboratories, Inc.*	42,812	4,195,148
Masimo Corp.	40,616	945,947
ResMed, Inc.(a)	112,732	5,371,680
STERIS Corp.	46,666	2,100,903
Teleflex, Inc.	32,531	2,583,937
Thoratec Corp.*	45,366	1,487,551

		28,180,937

Health Care Providers & Services 3.2%
Community Health Systems, Inc.	74,608	3,436,444
Health Management Associates, Inc., Class A*	205,270	2,767,040
Health Net, Inc.*	62,737	1,924,144
Henry Schein, Inc.*	68,948	7,158,871
LifePoint Hospitals, Inc.*	37,521	1,844,532
MEDNAX, Inc.*	39,580	3,855,884
Omnicare, Inc.	83,027	4,382,995
Owens & Minor, Inc.	50,085	1,801,057
Universal Health Services, Inc., Class B	70,622	4,940,009
VCA Antech, Inc.*	70,112	2,016,421
WellCare Health Plans, Inc.*	34,430	2,101,263

		36,228,660

Health Care Technology 0.3%
Allscripts Healthcare Solutions, Inc.*	140,346	2,218,870
HMS Holdings Corp.*	69,446	1,679,899

		3,898,769

Hotels, Restaurants & Leisure 1.7%
Bally Technologies, Inc.*(a)	30,562	2,190,684
Bob Evans Farms, Inc.	22,030	1,119,565
Brinker International, Inc.	55,824	2,241,334
Cheesecake Factory, Inc. (The)	39,266	1,666,449
Domino’s Pizza, Inc.	44,512	2,785,561
International Speedway Corp., Class A	20,238	685,056
Life Time Fitness, Inc.*	31,340	1,670,109
Panera Bread Co., Class A*	22,168	3,703,164
Scientific Games Corp., Class A*	41,845	570,347
Wendy’s Co. (The)	224,669	1,597,397
WMS Industries, Inc.*	43,391	1,117,318

		19,346,984

Household Durables 2.1%
Jarden Corp.*	79,970	3,636,236
KB Home(a)	64,872	1,151,478
M.D.C. Holdings, Inc.	30,945	979,100
Mohawk Industries, Inc.*	48,191	5,734,247
NVR, Inc.*	3,706	3,430,274
Tempur Sealy International, Inc.*	47,777	1,894,358
Toll Brothers, Inc.*	119,217	3,918,663
Tupperware Brands Corp.	41,852	3,527,286

		24,271,642

Household Products 1.0%
Church & Dwight Co., Inc.	109,349	6,965,531
Energizer Holdings, Inc.	49,261	5,014,770

		11,980,301

Industrial Conglomerates 0.3%
Carlisle Cos., Inc.	50,349	3,410,641

Information Technology Services 3.3%
Acxiom Corp.*	58,386	1,504,607
Alliance Data Systems Corp.*(a)	38,921	7,697,795
Broadridge Financial Solutions, Inc.	95,925	2,776,070
Convergys Corp.	83,137	1,573,784
CoreLogic, Inc.*	75,565	2,108,264
DST Systems, Inc.	23,626	1,654,529
Gartner, Inc.*	74,203	4,452,922
Global Payments, Inc.	61,227	2,835,422
Jack Henry & Associates, Inc.	68,141	3,291,210
Lender Processing Services, Inc.	67,210	2,196,423
ManTech International Corp., Class A(a)	18,710	552,693
NeuStar, Inc., Class A*	52,069	2,920,030
VeriFone Systems, Inc.*	86,004	1,640,096
WEX, Inc.*	30,694	2,668,536

		37,872,381

Insurance 4.7%
Alleghany Corp.*	13,331	5,384,124
American Financial Group, Inc.	59,786	3,090,338
Arthur J. Gallagher & Co.	100,323	4,452,335
Aspen Insurance Holdings Ltd.	53,900	2,020,711
Brown & Brown, Inc.	93,457	3,083,147
Everest Re Group Ltd.	39,545	5,280,444
Fidelity National Financial, Inc., Class A	169,123	4,140,131
First American Financial Corp.	85,650	1,946,825
Hanover Insurance Group, Inc. (The)	34,828	1,874,791
HCC Insurance Holdings, Inc.	79,446	3,537,730

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
Kemper Corp.	42,713	$1,492,819
Mercury General Corp.	28,430	1,256,606
Old Republic International Corp.	191,001	2,759,965
Primerica, Inc.	36,554	1,500,176
Protective Life Corp.	62,140	2,692,526
Reinsurance Group of America, Inc.	57,369	3,906,255
StanCorp Financial Group, Inc.	35,031	1,859,796
W.R. Berkley Corp.	87,193	3,694,367

		53,973,086

Internet & Catalog Retail 0.1%
HSN, Inc.	28,299	1,699,638

Internet Software & Services 1.3%
AOL, Inc.*	61,315	2,258,844
Equinix, Inc.*	39,059	7,005,232
Monster Worldwide, Inc.*	92,657	529,998
Rackspace Hosting, Inc.*	87,431	3,959,750
ValueClick, Inc.*	56,731	1,386,506

		15,140,330

Leisure Equipment & Products 0.5%
Polaris Industries, Inc.	50,598	5,674,060

Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc., Class A*	16,037	1,956,354
Charles River Laboratories International, Inc.*	38,821	1,767,908
Covance, Inc.*	44,231	3,649,057
Mettler-Toledo International, Inc.*	23,886	5,269,252
Techne Corp.	27,399	2,020,402

		14,662,973

Machinery 5.0%
AGCO Corp.	76,991	4,330,744
CLARCOR, Inc.	39,282	2,159,724
Crane Co.	38,461	2,342,275
Donaldson Co., Inc.	106,912	3,875,560
Graco, Inc.	48,492	3,383,772
Harsco Corp.	63,831	1,644,287
IDEX Corp.	65,070	3,881,425
ITT Corp.	71,138	2,222,351
Kennametal, Inc.	62,305	2,700,299
Lincoln Electric Holdings, Inc.	65,635	3,875,090
Nordson Corp.	44,716	3,226,707
Oshkosh Corp.*	69,652	3,121,803
SPX Corp.	37,028	2,829,309
Terex Corp.*	88,027	2,595,036
Timken Co.	63,139	3,688,580
Trinity Industries, Inc.	62,734	2,469,838
Valmont Industries, Inc.	18,625	2,600,795
Wabtec Corp.	76,141	4,420,746
Woodward, Inc.	47,863	1,958,554

		57,326,895

Marine 0.4%
Kirby Corp.*	44,910	3,793,099
Matson, Inc.	33,851	958,660

		4,751,759

Media 1.3%
AMC Networks, Inc., Class A*	45,699	3,119,414
Cinemark Holdings, Inc.	80,507	2,344,364
DreamWorks Animation SKG, Inc., Class A*(a)	56,282	1,393,542
John Wiley & Sons, Inc., Class A	36,596	1,651,577
Lamar Advertising Co., Class A*	44,041	1,908,297
Meredith Corp.	28,523	1,355,413
New York Times Co. (The), Class A*	96,670	1,177,441
Scholastic Corp.	20,898	637,389
Valassis Communications, Inc.(a)	30,724	879,628

		14,467,065

Metals & Mining 1.4%
Carpenter Technology Corp.	35,037	1,831,734
Commercial Metals Co.	92,487	1,432,624
Compass Minerals International, Inc.	26,338	1,991,153
Reliance Steel & Aluminum Co.	60,701	4,261,210
Royal Gold, Inc.	51,468	2,660,381
Steel Dynamics, Inc.	174,278	2,711,766
Worthington Industries, Inc.	42,228	1,510,495

		16,399,363

Multiline Retail 0.3%
Big Lots, Inc.*	46,099	1,665,557
Saks, Inc.*	79,624	1,275,576

		2,941,133

Multi-Utilities 1.1%
Alliant Energy Corp.	87,773	4,649,336
Black Hills Corp.	35,220	1,868,421
MDU Resources Group, Inc.	149,421	4,189,765
Vectren Corp.	65,104	2,410,150

		13,117,672

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	40,296	1,860,466

Oil, Gas & Consumable Fuels 2.3%
Alpha Natural Resources, Inc.*	175,270	953,469
Arch Coal, Inc.(a)	167,585	653,581
Bill Barrett Corp.*(a)	38,644	866,398
Cimarex Energy Co.	68,408	5,228,423
Energen Corp.	57,150	3,422,714
HollyFrontier Corp.	160,892	7,328,631
Rosetta Resources, Inc.*	48,362	2,205,791
SM Energy Co.	52,434	3,603,789
World Fuel Services Corp.	57,492	2,227,240

		26,490,036

Paper & Forest Products 0.3%
Domtar Corp.	26,595	1,848,618
Louisiana-Pacific Corp.*	110,206	1,791,950

		3,640,568

Pharmaceuticals 0.7%
Endo Health Solutions, Inc.*	88,816	3,415,864
Mallinckrodt PLC*(a)	46,415	2,129,984

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Salix Pharmaceuticals Ltd.*	41,231	$3,046,971

		8,592,819

Professional Services 0.9%
Corporate Executive Board Co. (The)	26,615	1,794,650
FTI Consulting, Inc.*	31,896	1,188,445
Manpowergroup, Inc.	61,075	4,084,085
Towers Watson & Co., Class A	44,671	3,762,638

		10,829,818

Real Estate Investment Trusts (REITs) 9.1%
Alexandria Real Estate Equities, Inc.	55,714	3,816,409
American Campus Communities, Inc.	82,910	3,184,573
BioMed Realty Trust, Inc.	147,479	3,046,916
BRE Properties, Inc.	60,973	3,235,227
Camden Property Trust	67,148	4,736,620
Corporate Office Properties Trust	67,896	1,729,990
Corrections Corp. of America	91,198	3,014,094
Duke Realty Corp.	254,535	4,192,191
Equity One, Inc.	48,906	1,131,685
Essex Property Trust, Inc.	30,071	4,850,152
Extra Space Storage, Inc.	82,019	3,448,899
Federal Realty Investment Trust	51,638	5,439,031
Highwoods Properties, Inc.	65,028	2,359,216
Home Properties, Inc.	44,402	2,833,292
Hospitality Properties Trust	110,572	3,150,196
Kilroy Realty Corp.	59,644	3,121,767
Liberty Property Trust	95,178	3,636,751
Mack-Cali Realty Corp.	66,049	1,589,139
National Retail Properties, Inc.	93,690	3,278,213
Omega Healthcare Investors, Inc.	91,944	2,926,577
Potlatch Corp.	32,092	1,413,011
Rayonier, Inc.	99,743	5,828,981
Realty Income Corp.	153,911	6,681,276
Regency Centers Corp.	72,507	3,823,294
Senior Housing Properties Trust	148,824	3,742,924
SL Green Realty Corp.	71,815	6,510,030
Taubman Centers, Inc.	50,249	3,679,232
UDR, Inc.	198,494	4,970,290
Weingarten Realty Investors	88,732	2,779,086

		104,149,062

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.*	34,075	1,509,182
Jones Lang LaSalle, Inc.	34,894	3,176,401

		4,685,583

Road & Rail 1.2%
Con-way, Inc.	44,614	1,849,250
Genesee & Wyoming, Inc., Class A*	39,205	3,515,120
J.B. Hunt Transport Services, Inc.	71,643	5,368,210
Landstar System, Inc.	36,839	1,991,517
Werner Enterprises, Inc.	35,288	849,029

		13,573,126

Semiconductors & Semiconductor Equipment 2.2%
Atmel Corp.*	339,172	2,679,459
Cree, Inc.*	93,329	6,523,697
Cypress Semiconductor Corp.*	107,137	1,368,139
Fairchild Semiconductor International, Inc.*	100,548	1,268,916
Integrated Device Technology, Inc.*	116,871	1,053,008
International Rectifier Corp.*	54,958	1,325,037
Intersil Corp., Class A	100,893	1,030,118
RF Micro Devices, Inc.*	222,850	1,156,591
Semtech Corp.*	53,438	1,616,499
Silicon Laboratories, Inc.*	30,926	1,207,970
Skyworks Solutions, Inc.*	151,291	3,634,010
SunEdison, Inc.*	183,608	1,850,769

		24,714,213

Software 4.3%
ACI Worldwide, Inc.*	31,556	1,494,177
Advent Software, Inc.	25,651	754,909
ANSYS, Inc.*	73,793	5,891,633
Cadence Design Systems, Inc.*	224,002	3,265,949
CommVault Systems, Inc.*	34,219	2,889,110
Compuware Corp.	168,982	1,916,256
Concur Technologies, Inc.*(a)	36,241	3,221,462
FactSet Research Systems, Inc.(a)	32,019	3,495,834
Fair Isaac Corp.	28,408	1,419,264
Informatica Corp.*	85,568	3,266,131
Mentor Graphics Corp.	75,101	1,541,824
MICROS Systems, Inc.*	62,243	3,033,101
PTC, Inc.*	94,602	2,561,822
Rovi Corp.*	81,800	1,842,954
SolarWinds, Inc.*	48,765	1,730,670
Solera Holdings, Inc.	54,516	3,102,506
Synopsys, Inc.*	121,673	4,506,768
TIBCO Software, Inc.*	123,443	3,078,668

		49,013,038

Specialty Retail 4.2%
Aaron’s, Inc.	55,716	1,596,821
Advance Auto Parts, Inc.	57,871	4,773,779
Aeropostale, Inc.*	62,227	941,494
American Eagle Outfitters, Inc.	138,740	2,724,854
Ann, Inc.*	37,301	1,264,131
Ascena Retail Group, Inc.*	100,690	1,922,172
Barnes & Noble, Inc.*	29,938	534,393
Cabela’s, Inc.*	36,797	2,525,746
Chico’s FAS, Inc.	128,375	2,199,064
CST Brands, Inc.*	47,730	1,556,475
Dick’s Sporting Goods, Inc.	79,296	4,076,607
Foot Locker, Inc.	118,796	4,292,099
Guess?, Inc.	48,342	1,628,159
Office Depot, Inc.*	226,829	982,170
Rent-A-Center, Inc.	45,762	1,830,022
Signet Jewelers Ltd.	63,999	4,678,967
Tractor Supply Co.	55,232	6,690,252
Williams-Sonoma, Inc.	68,030	4,004,246

		48,221,451

Textiles, Apparel & Luxury Goods 1.2%
Carter’s, Inc.	40,320	2,875,623
Deckers Outdoor Corp.*(a)	27,306	1,497,188
Hanesbrands, Inc.	77,996	4,949,626

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)

	Shares	Market Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class A*(a)	61,549	$4,131,784

		13,454,221

Thrifts & Mortgage Finance 0.7%
Astoria Financial Corp.	64,795	790,499
New York Community Bancorp, Inc.	348,848	5,292,024
Washington Federal, Inc.	82,447	1,793,222

		7,875,745

Tobacco 0.1%
Universal Corp.(a)	18,429	1,129,698

Trading Companies & Distributors 1.0%
GATX Corp.	37,034	1,673,196
MSC Industrial Direct Co., Inc., Class A	37,071	3,000,897
United Rentals, Inc.*	74,588	4,275,384
Watsco, Inc.	23,493	2,193,072

		11,142,549

Water Utilities 0.3%
Aqua America, Inc.	111,384	3,771,462

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	79,526	2,108,234

Total Common Stocks (cost $805,107,281)		1,119,261,854

Mutual Fund 3.2%

	Shares	Market Value
Money Market Fund 3.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11% (b)	36,586,394	36,586,394

Total Mutual Fund (cost $36,586,394)		36,586,394

Repurchase Agreements 5.1%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.07%, dated 07/31/13, due 08/01/13, repurchase price $43,750,085, collateralized by U.S. Government Agency Securities ranging from 0.00% - 5.38%, maturing 08/05/13 - 05/04/37; total market value $44,625,078. (c)	$43,750,000	$43,750,000
Credit Suisse (USA) LLC, 0.08%, dated 07/31/13, due 08/01/13, repurchase price $14,400,695, collateralized by U.S. Government Agency Securities ranging from 0.00% - 1.74%, maturing 07/15/18 - 05/04/37; total market value $14,688,787. (c)	14,400,663	14,400,663

Total Repurchase Agreements (cost $58,150,663)		58,150,663

Total Investments (cost $899,844,338) (d) — 105.9%		1,213,998,911
Liabilities in excess of other assets — (5.9%)		(67,140,435)

NET ASSETS — 100.0%		$1,146,858,476

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2013. The total value of securities on loan at July 31, 2013 was $61,564,160 which was collateralized by a repurchase agreement with a value of $58,150,663 and $4,391,356 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.25% - 3.63%, and maturity dates ranging from 01/31/14 - 08/15/19 a total value of $62,542,019.
(b)	Represents 7-day effective yield as of July 31, 2013.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2013 was $58,150,663.
(d)	At July 31, 2013, the tax basis cost of the Fund’s investments was $916,867,599, tax unrealized appreciation and depreciation were $330,616,261 and $(33,484,949), respectively.

LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Mid Cap Market Index Fund

At July 31, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
286	S&P MID 400 E-Mini	09/20/13	$35,163,700	$1,796,559

At July 31, 2013, the Fund had $1,528,600 segregated as collateral with the broker for open futures contacts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Mid Cap Market Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,119,261,854	$—	$—	$1,119,261,854
Future Contract	1,796,559	—	—	1,796,559
Mutual Fund	36,586,394	—	—	36,586,394
Repurchase Agreements	—	58,150,663	—	58,150,663

Total	$1,157,644,807	$58,150,663	$—	$1,215,795,470

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Mid Cap Market Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2013

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$1,796,559

Total		$1,796,559

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Money Market Fund

Asset-Backed Securities 1.9%

	Principal Amount	Market Value
Banking 0.1%
HLSS Servicer Advance Receivables Trust, Series 2012-MM1, Class A, 0.65%, 09/16/13(a)(b)	$2,307,692	$2,307,693

Finance-Automotive 0.7%
Enterprise Fleet Financing LLC, Series 2013-1, Class A1, 0.26%, 03/20/14(b)	2,778,654	2,778,654
Hyundai Auto Receivables Trust, Series 2013-A, Class A1, 0.20%, 02/18/14	2,651,030	2,651,030
SMART ABS, Series 2013-1US, Class A1, 0.23%, 01/14/14	4,666,396	4,666,396

		10,096,080

Finance-Equipment 1.1%
CNH Equipment Trust, Series 2013-A, Class A1, 0.23%, 03/14/14	10,954,303	10,954,303
Macquarie Equipment Funding Trust, Series 2012-A, Class A1, 0.29%, 10/21/13(b)	1,664,278	1,664,277
Volvo Financial Equipment LLC, Series 2013-1A, Class A1, 0.26%, 04/15/14(b)	2,918,366	2,918,366

		15,536,946

Total Asset-Backed Securities (cost $27,940,719)		27,940,719

Certificates of Deposits 8.2%

	Principal Amount	Market Value
Banking 8.2%
Bank of Montreal, 0.33%, 07/11/14(c)	13,000,000	13,000,000
Credit Agricole Corporate and Investment Bank/New York 0.26%, 09/10/13	10,000,000	10,000,000
0.27%, 09/26/13	9,000,000	9,000,000
0.28%, 10/01/13	1,000,000	1,000,000
0.25%, 10/16/13	5,000,000	5,000,000
PNC Bank N.A., 0.50%, 07/18/14(c)	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp. 0.24%, 10/04/13	20,000,000	20,000,000
0.24%, 10/07/13	7,000,000	7,000,000
0.24%, 11/01/13	32,900,000	32,900,000
Toronto Dominion Bank, 0.27%, 09/13/13(c)	10,000,000	10,000,000

		117,900,000

Total Certificates of Deposits (cost $117,900,000)		117,900,000

Commercial Paper 46.7%

	Principal Amount	Market Value
Banking 3.8%
Bedford Row Funding Corp. 0.30%, 04/14/14(b)	5,000,000	4,989,333
0.33%, 06/06/14(b)	5,000,000	4,985,838
BNP Paribas Finance, Inc., 0.24%, 08/20/13	13,650,000	13,648,271
ICICI Bank Ltd., 0.24%, 08/23/13	7,000,000	6,998,973
Societe Generale North America, Inc. 0.26%, 09/16/13	1,000,000	999,668
0.27%, 10/01/13	19,800,000	19,791,109
0.30%, 10/08/13	1,000,000	999,433
0.30%, 10/31/13	2,100,000	2,098,408

		54,511,033

Chemicals 1.8%
BASF SE 0.10%, 09/25/13(b)	19,200,000	19,197,067
0.29%, 02/27/14(b)	5,000,000	4,991,542
Du Pont (E.I.) de Nemours & Co., 0.06%, 08/08/13(b)	1,000,000	999,988

		25,188,597

Electric Power 4.8%
Electricite de France SA 0.20%, 08/07/13(b)	40,000,000	39,998,667
0.19%, 08/22/13(b)	2,900,000	2,899,678
0.18%, 09/05/13(b)	3,350,000	3,349,414
0.19%, 10/01/13(b)	15,000,000	14,995,171
0.21%, 10/15/13(b)	7,750,000	7,746,609

		68,989,539

Finance-Automotive 7.8%
FCAR Owner Trust 0.33%, 08/01/13	15,000,000	15,000,000
0.26%, 09/09/13	3,400,000	3,399,042
0.29%, 09/16/13	22,000,000	21,991,848
0.28%, 10/15/13	16,000,000	15,990,646
0.26%, 12/03/13	4,500,000	4,495,970
0.26%, 12/16/13	5,000,000	4,995,053

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Money Market Fund

Commercial Paper (continued)

	Principal Amount	Market Value
Finance-Automotive (continued)
Toyota Motor Credit Corp. 0.24%, 08/26/13	$32,000,000	$31,994,667
0.27%, 09/16/13	13,300,000	13,295,411

		111,162,637

Finance-Commercial 4.5%
Atlantic Asset Securitization LLC 0.24%, 10/09/13(b)	10,000,000	9,995,400
0.24%, 10/24/13(b)	3,900,000	3,897,816
Fairway Finance Co. LLC, 0.20%, 12/18/13(b)(c)	20,000,000	20,000,000
Market Street Funding LLC 0.15%, 08/14/13(b)	25,000,000	24,998,646
0.16%, 09/10/13(b)	5,000,000	4,999,111

		63,890,973

Finance-Retail 12.7%
Barton Capital LLC 0.20%, 08/02/13(b)	3,046,000	3,045,984
0.22%, 09/20/13(b)	10,000,000	9,996,944
Chariot Funding LLC 0.25%, 09/17/13(b)	18,750,000	18,743,880
0.27%, 10/09/13(b)	16,000,000	15,991,720
0.26%, 10/10/13(b)	10,000,000	9,994,945
0.25%, 10/30/13(b)	20,000,000	19,987,500
Jupiter Securitization Co. LLC 0.23%, 09/27/13(b)	25,000,000	24,990,896
0.24%, 12/10/13(b)	7,200,000	7,193,712
0.24%, 12/12/13(b)	5,000,000	4,995,566
0.30%, 03/24/14(b)	10,000,000	9,980,417
Sheffield Receivables Corp. 0.20%, 08/05/13(b)	8,725,000	8,724,806
0.20%, 08/06/13(b)	2,000,000	1,999,944
0.19%, 10/01/13(b)	25,000,000	24,991,951
0.19%, 10/02/13(b)	20,000,000	19,993,456

		180,631,721

Food & Beverage 1.6%
Nestle Capital Corp., 0.37%, 09/05/13(b)	23,000,000	22,991,727

Sovereign 9.7%
Caisse des Depots et Consignations 0.22%, 08/16/13(b)	1,000,000	999,908
0.26%, 10/01/13(b)	40,000,000	39,982,378
0.25%, 10/15/13(b)	10,000,000	9,994,792
Erste Abwicklungsanstalt, 0.21%, 08/20/13(b)	35,000,000	34,996,121
Kells Funding, LLC 0.24%, 10/30/13(b)	5,000,000	4,997,000
0.24%, 11/07/13(b)	14,000,000	13,990,853
0.24%, 11/15/13(b)(c)	25,000,000	25,002,932
0.24%, 01/13/14(b)	8,500,000	8,490,650

		138,454,634

Total Commercial Paper (cost $665,820,861)		665,820,861

Corporate Bonds 12.8%

	Principal Amount	Market Value
Banking 5.2%
Bank Of America N.A. 0.28%, 09/06/13	30,000,000	30,000,000
0.27%, 09/10/13	22,000,000	22,000,000
Bank of New York Mellon Corp. (The), 4.30%, 05/15/14	7,000,000	7,220,319
Nordea Bank AB, 1.75%, 10/04/13(b)	350,000	350,874
Wells Fargo Bank N.A., 0.37%, 06/20/14(c)	15,000,000	15,000,000

		74,571,193

Finance-Automotive 1.7%
Toyota Motor Credit Corp., 0.27%, 02/24/14(c)	25,000,000	25,000,000

Finance-Commercial 1.6%
General Electric Capital Corp. 3.13%, 03/12/14	4,500,000	4,577,417
0.96%, 04/24/14(c)	1,060,000	1,065,432
5.90%, 05/13/14	14,174,000	14,792,698
5.50%, 06/04/14	1,500,000	1,564,645
5.65%, 06/09/14	459,000	479,718

		22,479,910

Insurance 1.9%
Metropolitan Life Global Funding I 5.20%, 09/18/13(b)	5,943,000	5,980,723
0.67%, 12/12/13(b)(c)	2,800,000	2,804,096
1.02%, 01/10/14(b)(c)	4,075,000	4,088,498
2.00%, 01/10/14(b)	6,485,000	6,532,676
0.62%, 03/19/14(b)(c)	3,050,000	3,056,266
5.13%, 06/10/14(b)	4,350,000	4,524,694
New York Life Global Funding, 1.85%, 12/13/13(b)	535,000	538,048

		27,525,001

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Money Market Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil & Oil Finance 0.5%
Shell International Finance BV, 4.00%, 03/21/14	$6,500,000	$6,648,416

Pharmaceuticals and Health Care 1.9%
AstraZeneca PLC, 5.40%, 06/01/14	3,310,000	3,449,072
Eli Lilly & Co., 4.20%, 03/06/14	5,000,000	5,111,654
Merck & Co., Inc., 5.30%, 12/01/13(c)	17,795,000	18,091,873

		26,652,599

Total Corporate Bonds (cost $182,877,119)		182,877,119

Municipal Bonds 9.9%

	Principal Amount	Market Value
Alaska 2.8%
Alaska State Housing Finance Corp., 0.05%, 08/01/13(c)	40,000,000	40,000,000

Illinois 1.4%
Illinois State, 0.13%, 08/01/13(b)(c)	20,000,000	20,000,000

Massachusetts 0.7%
Amherst College, 0.04%, 08/01/13(c)	10,550,000	10,550,000

Other Territories 5.0%
BlackRock Investment Quality Municipal Trust, Inc., 0.10%, 08/01/13(b)(c)	32,100,000	32,100,000
BlackRock MuniYield Investment Quality Fund, 0.10%, 08/01/13(b)(c)	38,405,000	38,405,000

		70,505,000

Total Municipal Bonds (cost $141,055,000)		141,055,000

U.S. Government Sponsored & Agency Obligation 0.4%

	Principal Amount	Market Value
Government Agency Securities 0.4%
Federal National Mortgage Association, 4.63%, 10/15/13	5,625,000	5,676,173

Total U.S. Government Sponsored & Agency Obligation (cost $5,676,173)		5,676,173

Mutual Fund 5.7%

	Shares	Market Value
Asset Management 5.7%
Federated Prime Obligations Fund, Institutional Shares, 0.04%(d)	80,974,914	80,974,914

Total Mutual Fund (cost $80,974,914)		80,974,914

Repurchase Agreement 14.3%

	Principal Amount	Market Value
ING Financial Markets LLC, 0.09%, dated 07/31/2013, due 08/01/2013, repurchase price $203,709,509, collateralized by U.S. Government Agency Securities, ranging from 2.00% to 6.00%, maturing 05/25/20 - 06/25/43; total market value $209,821,076.	$203,709,000	203,709,000

Total Repurchase Agreement (cost $203,709,000)		203,709,000

Total Investments (cost $1,425,953,786) (e) — 99.9%		1,425,953,786
Other assets in excess of liabilities — 0.1%		868,542

NET ASSETS — 100.0%		$1,426,822,328

(a)	Illiquid security.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2013 was $638,172,227 which represents 44.73% of net assets.
(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2013. The maturity date represents the actual maturity date.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Money Market Fund

(d)	Represents 7-day effective yield as of July 31, 2013.
(e)	At July 31, 2013, the tax basis cost of the Fund’s investments was $1,425,953,786, tax unrealized appreciation and depreciation were $0 and $0, respectively.

AB	Stock Company
BV	Private Limited Liability Company
LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
SA	Stock Company
SE	European Public Limited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Money Market Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$27,940,719	$—	$27,940,719
Certificates of Deposits	—	117,900,000	—	117,900,000
Commercial Paper	—	665,820,861	—	665,820,861
Corporate Bonds	—	182,877,119	—	182,877,119
Municipal Bonds	—	141,055,000	—	141,055,000
Mutual Fund	80,974,914	—	—	80,974,914
U.S. Government Sponsored & Agency Obligation	—	5,676,173	—	5,676,173
Repurchase Agreement	—	203,709,000	—	203,709,000

Total	$80,974,914	$1,344,978,872	$—	$1,425,953,786

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Retirement Income Fund

Mutual Funds 92.1%

	Shares	Market Value
Alternative Assets 38.0%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	1,143,288	$10,929,829

Total Alternative Assets (cost $11,131,009)		10,929,829

Equity Funds 16.0%
Nationwide International Index Fund, Institutional Class(a)	73,980	576,308
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	32,312	579,030
Nationwide S&P 500 Index Fund, Institutional Class(a)	247,312	3,454,955

Total Equity Funds (cost $3,819,632)		4,610,293

Fixed Income Funds 32.1%
Nationwide Bond Index Fund, Institutional Class(a)	435,966	4,908,976
Nationwide Inflation-Protected Securities Fund, Institutional Class(a)	461,294	4,322,323

Total Fixed Income Funds (cost $9,711,287)		9,231,299

Money Market Fund 6.0%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	1,728,052	1,728,052

Total Money Market Fund (cost $1,728,052)		1,728,052

Total Mutual Funds (cost $26,389,980)		26,499,473

Exchange Traded Funds 8.0%

	Shares	Market Value
Fixed Income Funds 8.0%
iShares Barclays 1-3 Year Credit Bond Fund	10,962	1,153,641
iShares Barclays 1-3 Year Treasury Bond Fund	13,655	1,152,209

Total Exchange Traded Funds (cost $2,303,946)		2,305,850

Total Investments (cost $28,693,926) (c) — 100.1%		28,805,323
Liabilities in excess of other assets — (0.1%)		(22,580)

NET ASSETS — 100.0%		$28,782,743

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2013.
(c)	At July 31, 2013, the tax basis cost of the Fund’s investments was $29,006,336, tax unrealized appreciation and depreciation were $625,486 and $(826,499), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Retirement Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At July 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks 99.1%

	Shares	Market Value
Aerospace & Defense 2.6%
Boeing Co. (The)	130,010	$13,664,051
General Dynamics Corp.	63,202	5,393,659
Honeywell International, Inc.	149,805	12,430,819
L-3 Communications Holdings, Inc.	17,121	1,594,821
Lockheed Martin Corp.	50,628	6,081,435
Northrop Grumman Corp.	44,765	4,121,066
Precision Castparts Corp.	27,859	6,176,897
Raytheon Co.	61,793	4,439,209
Rockwell Collins, Inc.	25,813	1,837,111
Textron, Inc.	52,857	1,447,225
United Technologies Corp.	161,038	17,000,782

		74,187,075

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	30,550	1,821,391
Expeditors International of Washington, Inc.	39,307	1,584,858
FedEx Corp.	56,102	5,946,812
United Parcel Service, Inc., Class B	135,281	11,742,391

		21,095,452

Airlines 0.1%
Southwest Airlines Co.	137,436	1,900,740

Auto Components 0.4%
BorgWarner, Inc.*	21,989	2,098,410
Delphi Automotive PLC	55,341	2,972,919
Goodyear Tire & Rubber Co. (The)*	46,664	863,284
Johnson Controls, Inc.	130,401	5,243,424

		11,178,037

Automobiles 0.7%
Ford Motor Co.	748,507	12,634,798
General Motors Co.*	146,552	5,256,821
Harley-Davidson, Inc.	42,656	2,421,581

		20,313,200

Beverages 2.3%
Beam, Inc.	30,615	1,989,669
Brown-Forman Corp., Class B	28,860	2,092,639
Coca-Cola Co. (The)	729,333	29,231,667
Coca-Cola Enterprises, Inc.	49,014	1,839,985
Constellation Brands, Inc., Class A*	29,319	1,527,227
Dr Pepper Snapple Group, Inc.	38,827	1,814,774
Molson Coors Brewing Co., Class B	29,875	1,495,542
Monster Beverage Corp.*	27,472	1,675,517
PepsiCo, Inc.	294,458	24,599,021

		66,266,041

Biotechnology 2.2%
Alexion Pharmaceuticals, Inc.*	37,146	4,317,480
Amgen, Inc.	142,799	15,463,704
Biogen Idec, Inc.*	45,195	9,858,385
Celgene Corp.*	79,418	11,663,327
Gilead Sciences, Inc.*	290,437	17,847,354
Regeneron Pharmaceuticals, Inc.*	14,539	3,926,402

		63,076,652

Building Products 0.0%†
Masco Corp.	67,887	1,393,041

Capital Markets 2.2%
Ameriprise Financial, Inc.	38,359	3,413,951
Bank of New York Mellon Corp. (The)	220,966	6,949,381
BlackRock, Inc.	23,767	6,701,343
Charles Schwab Corp. (The)	209,550	4,628,959
E*TRADE Financial Corp.*	54,511	812,214
Franklin Resources, Inc.	78,918	3,857,512
Goldman Sachs Group, Inc. (The)	82,063	13,460,794
Invesco Ltd.	84,627	2,724,143
Legg Mason, Inc.	21,186	728,587
Morgan Stanley	261,220	7,107,796
Northern Trust Corp.	41,433	2,425,488
State Street Corp.	86,826	6,049,167
T. Rowe Price Group, Inc.	49,365	3,714,223

		62,573,558

Chemicals 2.4%
Air Products & Chemicals, Inc.	39,656	4,308,228
Airgas, Inc.	12,536	1,293,840
CF Industries Holdings, Inc.	11,282	2,211,385
Dow Chemical Co. (The)	230,292	8,069,432
E.I. du Pont de Nemours & Co.	175,252	10,110,288
Eastman Chemical Co.	29,500	2,372,685
Ecolab, Inc.	50,715	4,672,880
FMC Corp.	25,900	1,713,544
International Flavors & Fragrances, Inc.	15,500	1,250,540
LyondellBasell Industries NV, Class A	72,309	4,968,351
Monsanto Co.	101,642	10,040,197
Mosaic Co. (The)	52,672	2,164,292
PPG Industries, Inc.	27,154	4,356,588
Praxair, Inc.	56,306	6,766,292
Sherwin-Williams Co. (The)	16,298	2,838,623
Sigma-Aldrich Corp.	22,897	1,913,273

		69,050,438

Commercial Banks 2.9%
BB&T Corp.	133,578	4,767,399
Comerica, Inc.	35,507	1,510,468
Fifth Third Bancorp	166,477	3,201,353
Huntington Bancshares, Inc.	159,545	1,364,110
KeyCorp	175,163	2,152,753
M&T Bank Corp.(a)	23,326	2,725,876
PNC Financial Services Group, Inc. (The)	100,796	7,665,536
Regions Financial Corp.	268,997	2,692,660
SunTrust Banks, Inc.	102,587	3,569,002
U.S. Bancorp	352,178	13,143,283
Wells Fargo & Co.	937,927	40,799,824
Zions Bancorporation	35,038	1,038,526

		84,630,790

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Services & Supplies 0.5%
ADT Corp. (The)*	41,627	$1,668,410
Cintas Corp.	19,801	940,745
Iron Mountain, Inc.	31,899	886,792
Pitney Bowes, Inc.(a)	38,272	631,871
Republic Services, Inc.	56,470	1,914,898
Stericycle, Inc.*	16,417	1,903,387
Tyco International Ltd.	88,316	3,074,280
Waste Management, Inc.	83,563	3,512,153

		14,532,536

Communications Equipment 1.9%
Cisco Systems, Inc.	1,017,633	26,000,523
F5 Networks, Inc.*	14,985	1,315,084
Harris Corp.	20,839	1,189,282
JDS Uniphase Corp.*	44,944	659,328
Juniper Networks, Inc.*	96,331	2,087,493
Motorola Solutions, Inc.	51,706	2,835,040
QUALCOMM, Inc.	328,998	21,236,821

		55,323,571

Computers & Peripherals 4.0%
Apple, Inc.(b)	178,738	80,878,945
Dell, Inc.	279,373	3,539,656
EMC Corp.	399,991	10,459,765
Hewlett-Packard Co.	367,187	9,429,362
NetApp, Inc.	68,599	2,820,791
SanDisk Corp.*	46,313	2,552,772
Seagate Technology PLC	60,736	2,484,710
Western Digital Corp.	40,489	2,606,682

		114,772,683

Construction & Engineering 0.2%
Fluor Corp.	30,991	1,938,797
Jacobs Engineering Group, Inc.*	24,882	1,473,014
Quanta Services, Inc.*	40,496	1,085,698

		4,497,509

Construction Materials 0.0%†
Vulcan Materials Co.	24,717	1,166,148

Consumer Finance 1.0%
American Express Co.	181,992	13,425,550
Capital One Financial Corp.	111,217	7,676,197
Discover Financial Services	93,360	4,622,254
SLM Corp.	84,527	2,088,662

		27,812,663

Containers & Packaging 0.2%
Avery Dennison Corp.	18,931	846,784
Ball Corp.	28,295	1,267,333
Bemis Co., Inc.	19,558	805,594
MeadWestvaco Corp.	33,656	1,243,589
Owens-Illinois, Inc.*	31,273	930,372
Sealed Air Corp.	37,235	1,014,281

		6,107,953

Distributors 0.1%
Genuine Parts Co.	29,492	2,418,049

Diversified Consumer Services 0.1%
H&R Block, Inc.	51,806	1,628,263

Diversified Financial Services 4.1%
Bank of America Corp.	2,052,735	29,969,931
Citigroup, Inc.	579,410	30,210,437
CME Group, Inc.	58,476	4,326,055
IntercontinentalExchange, Inc.*(a)	13,849	2,526,750
JPMorgan Chase & Co.	719,715	40,109,717
Leucadia National Corp.	56,131	1,505,995
McGraw Hill Financial, Inc.	52,169	3,227,174
Moody’s Corp.	36,905	2,501,052
NASDAQ OMX Group, Inc. (The)	22,373	724,885
NYSE Euronext	46,239	1,949,436

		117,051,432

Diversified Telecommunication Services 2.4%
AT&T, Inc.	1,024,442	36,132,069
CenturyLink, Inc.	115,937	4,156,342
Frontier Communications Corp.(a)	189,648	826,865
Verizon Communications, Inc.	544,798	26,956,605
Windstream Corp.(a)	112,695	941,003

		69,012,884

Electric Utilities 1.8%
American Electric Power Co., Inc.	92,523	4,288,441
Duke Energy Corp.	134,369	9,540,199
Edison International	62,013	3,091,348
Entergy Corp.	33,911	2,288,992
Exelon Corp.	162,928	4,983,967
FirstEnergy Corp.	79,600	3,030,372
NextEra Energy, Inc.	80,844	7,001,899
Northeast Utilities	59,877	2,659,138
Pepco Holdings, Inc.	47,265	971,296
Pinnacle West Capital Corp.	20,911	1,231,658
PPL Corp.	112,749	3,582,036
Southern Co. (The)	165,711	7,430,481
Xcel Energy, Inc.	94,636	2,834,348

		52,934,175

Electrical Equipment 0.7%
Eaton Corp. PLC	90,069	6,210,258
Emerson Electric Co.	136,864	8,399,344
Rockwell Automation, Inc.	26,578	2,574,079
Roper Industries, Inc.	18,844	2,373,590

		19,557,271

Electronic Equipment, Instruments & Components 0.5%
Amphenol Corp., Class A	30,416	2,389,481
Corning, Inc.	280,796	4,265,291
FLIR Systems, Inc.	26,967	875,618
Jabil Circuit, Inc.	35,047	805,731
Molex, Inc.	26,347	785,931
TE Connectivity Ltd.	79,077	4,036,090

		13,158,142

Energy Equipment & Services 1.8%
Baker Hughes, Inc.	84,104	3,989,053
Cameron International Corp.*	47,211	2,799,612
Diamond Offshore Drilling, Inc.(a)	13,217	891,355
Ensco PLC, Class A	44,339	2,542,398

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services (continued)
FMC Technologies, Inc.*	45,141	$2,406,015
Halliburton Co.	177,450	8,018,966
Helmerich & Payne, Inc.	20,242	1,279,294
Nabors Industries Ltd.	56,014	862,055
National Oilwell Varco, Inc.	81,344	5,707,908
Noble Corp.	48,193	1,840,973
Rowan Cos. PLC, Class A*	23,610	811,004
Schlumberger Ltd.	253,140	20,587,876

		51,736,509

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	83,142	9,751,725
CVS Caremark Corp.	233,130	14,335,164
Kroger Co. (The)	98,992	3,887,416
Safeway, Inc.	45,851	1,182,497
Sysco Corp.	112,973	3,898,698
Walgreen Co.	164,154	8,248,739
Wal-Mart Stores, Inc.	311,960	24,314,162
Whole Foods Market, Inc.	65,656	3,649,161

		69,267,562

Food Products 1.7%
Archer-Daniels-Midland Co.	125,454	4,575,307
Campbell Soup Co.(a)	33,958	1,589,235
ConAgra Foods, Inc.	79,330	2,872,539
General Mills, Inc.	122,730	6,381,960
Hershey Co. (The)	28,529	2,706,546
Hormel Foods Corp.	25,685	1,087,760
J.M. Smucker Co. (The)	20,411	2,296,646
Kellogg Co.	48,301	3,199,458
Kraft Foods Group, Inc.	113,176	6,403,498
McCormick & Co., Inc., Non-Voting Shares	25,098	1,797,268
Mead Johnson Nutrition Co.	38,538	2,807,108
Mondelez International, Inc., Class A	339,755	10,624,139
Tyson Foods, Inc., Class A	54,003	1,491,563

		47,833,027

Gas Utilities 0.1%
AGL Resources, Inc.	22,472	1,028,993
ONEOK, Inc.	39,214	2,076,381

		3,105,374

Health Care Equipment & Supplies 2.1%
Abbott Laboratories	296,805	10,871,967
Baxter International, Inc.	103,181	7,536,340
Becton, Dickinson and Co.	36,976	3,835,151
Boston Scientific Corp.*	256,750	2,803,710
C.R. Bard, Inc.	14,240	1,631,904
CareFusion Corp.*	41,819	1,612,959
Covidien PLC	89,565	5,519,891
DENTSPLY International, Inc.	27,250	1,168,480
Edwards Lifesciences Corp.*	21,490	1,533,956
Intuitive Surgical, Inc.*	7,645	2,966,260
Medtronic, Inc.	192,560	10,637,015
St. Jude Medical, Inc.	53,929	2,825,340
Stryker Corp.	54,692	3,853,598
Varian Medical Systems, Inc.*	20,627	1,495,458
Zimmer Holdings, Inc.	32,042	2,674,866

		60,966,895

Health Care Providers & Services 2.0%
Aetna, Inc.	72,005	4,620,561
AmerisourceBergen Corp.	43,945	2,560,675
Cardinal Health, Inc.	65,062	3,258,956
Cigna Corp.	54,313	4,227,181
DaVita HealthCare Partners, Inc.*	16,106	1,874,900
Express Scripts Holding Co.*	155,426	10,188,174
Humana, Inc.	29,976	2,735,610
Laboratory Corp of America Holdings*	17,689	1,711,234
McKesson Corp.	43,140	5,291,552
Patterson Cos., Inc.	15,891	649,783
Quest Diagnostics, Inc.	30,069	1,753,323
Tenet Healthcare Corp.*	19,679	878,667
UnitedHealth Group, Inc.	194,213	14,148,417
WellPoint, Inc.	57,179	4,892,235

		58,791,268

Health Care Technology 0.1%
Cerner Corp.*	55,612	2,724,988

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	84,509	3,129,368
Chipotle Mexican Grill, Inc.*	5,882	2,424,972
Darden Restaurants, Inc.	24,692	1,211,142
International Game Technology	49,504	914,339
Marriott International, Inc., Class A	45,584	1,894,927
McDonald’s Corp.	190,895	18,722,982
Starbucks Corp.	142,549	10,155,191
Starwood Hotels & Resorts Worldwide, Inc.	37,028	2,449,402
Wyndham Worldwide Corp.	25,849	1,610,393
Wynn Resorts Ltd.	15,184	2,021,446
Yum! Brands, Inc.	85,640	6,244,869

		50,779,031

Household Durables 0.3%
D.R. Horton, Inc.	53,321	1,071,752
Garmin Ltd.(a)	20,817	834,345
Harman International Industries, Inc.	12,915	781,745
Leggett & Platt, Inc.	27,166	853,284
Lennar Corp., Class A	31,467	1,065,787
Newell Rubbermaid, Inc.	54,884	1,482,966
PulteGroup, Inc.*	64,863	1,078,672
Whirlpool Corp.	15,063	2,017,538

		9,186,089

Household Products 2.1%
Clorox Co. (The)	25,055	2,153,227
Colgate-Palmolive Co.	166,935	9,994,399
Kimberly-Clark Corp.	73,223	7,234,432
Procter & Gamble Co. (The)	521,891	41,907,847

		61,289,905

Independent Power Producers & Energy Traders 0.1%
AES Corp. (The)	117,875	1,466,365
NRG Energy, Inc.(a)	61,356	1,645,568

		3,111,933

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Industrial Conglomerates 2.4%
3M Co.	120,903	$14,197,639
Danaher Corp.	110,781	7,459,993
General Electric Co.	1,968,948	47,983,263

		69,640,895

Information Technology Services 3.5%
Accenture PLC, Class A	123,771	9,135,537
Automatic Data Processing, Inc.	92,378	6,659,530
Cognizant Technology Solutions Corp., Class A*	57,413	4,156,127
Computer Sciences Corp.	28,576	1,361,932
Fidelity National Information Services, Inc.	55,783	2,407,594
Fiserv, Inc.*	25,341	2,438,818
International Business Machines Corp.	198,465	38,708,614
MasterCard, Inc., Class A	19,907	12,155,413
Paychex, Inc.(a)	61,634	2,430,845
SAIC, Inc.(a)	54,035	826,195
Teradata Corp.*	31,088	1,837,923
Total System Services, Inc.	30,569	837,896
Visa, Inc., Class A	96,500	17,081,465
Western Union Co. (The)	106,006	1,903,868

		101,941,757

Insurance 4.3%
ACE Ltd.	64,762	5,917,952
Aflac, Inc.	88,756	5,474,470
Allstate Corp. (The)	89,212	4,548,028
American International Group, Inc.*	281,101	12,792,906
Aon PLC	58,844	3,971,970
Assurant, Inc.	14,634	792,577
Berkshire Hathaway, Inc., Class B*	347,371	40,249,878
Chubb Corp. (The)	49,336	4,267,564
Cincinnati Financial Corp.	27,955	1,369,795
Genworth Financial, Inc., Class A*	93,779	1,218,189
Hartford Financial Services Group, Inc.	86,767	2,677,630
Lincoln National Corp.	51,084	2,128,670
Loews Corp.	58,483	2,663,901
Marsh & McLennan Cos., Inc.	104,784	4,387,306
MetLife, Inc.	208,487	10,094,941
Principal Financial Group, Inc.	52,485	2,275,750
Progressive Corp. (The)	105,480	2,743,535
Prudential Financial, Inc.	88,719	7,006,139
Torchmark Corp.	17,590	1,250,297
Travelers Cos., Inc. (The)	71,662	5,987,360
Unum Group	50,782	1,606,742
XL Group PLC	55,121	1,728,043

		125,153,643

Internet & Catalog Retail 1.2%
Amazon.com, Inc.*	69,346	20,888,402
Expedia, Inc.	17,734	835,804
Netflix, Inc.*	10,685	2,609,491
priceline.com, Inc.*	9,820	8,599,079
TripAdvisor, Inc.*	20,999	1,575,345

		34,508,121

Internet Software & Services 2.3%
Akamai Technologies, Inc.*	33,806	1,595,643
eBay, Inc.*	222,391	11,495,391
Google, Inc., Class A*	51,171	45,419,380
VeriSign, Inc.*	28,674	1,371,764
Yahoo!, Inc.*	181,365	5,094,543

		64,976,721

Leisure Equipment & Products 0.1%
Hasbro, Inc.(a)	21,895	1,007,170
Mattel, Inc.	65,741	2,763,094

		3,770,264

Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	65,564	2,932,678
Life Technologies Corp.*	32,791	2,446,209
PerkinElmer, Inc.	21,273	725,196
Thermo Fisher Scientific, Inc.	68,332	6,225,728
Waters Corp.*	16,303	1,645,625

		13,975,436

Machinery 1.7%
Caterpillar, Inc.(a)	125,184	10,379,006
Cummins, Inc.	33,589	4,070,651
Deere & Co.(a)	73,876	6,136,879
Dover Corp.	32,564	2,788,781
Flowserve Corp.	27,202	1,541,809
Illinois Tool Works, Inc.	78,891	5,683,308
Ingersoll-Rand PLC	52,907	3,229,972
Joy Global, Inc.	20,206	1,000,197
PACCAR, Inc.	67,331	3,788,715
Pall Corp.	21,225	1,484,901
Parker Hannifin Corp.	28,407	2,933,875
Pentair Ltd.	38,880	2,374,791
Snap-on, Inc.	11,081	1,051,033
Stanley Black & Decker, Inc.	30,815	2,607,565
Xylem, Inc.	35,233	878,359

		49,949,842

Media 3.7%
Cablevision Systems Corp., Class A	41,120	768,533
CBS Corp. Non-Voting Shares, Class B	108,634	5,740,220
Comcast Corp., Class A	501,431	22,604,509
DIRECTV*	106,339	6,728,068
Discovery Communications, Inc., Class A*	46,582	3,713,517
Gannett Co., Inc.	43,530	1,121,333
Interpublic Group of Cos., Inc. (The)	81,482	1,340,379
News Corp., Class A*	94,665	1,508,013
Omnicom Group, Inc.	49,218	3,163,241
Scripps Networks Interactive, Inc., Class A	16,170	1,144,351
Time Warner Cable, Inc.	55,394	6,318,794
Time Warner, Inc.	177,484	11,050,154
Twenty-First Century Fox, Inc.	383,727	11,465,763
Viacom, Inc., Class B	84,932	6,180,502
Walt Disney Co. (The)	342,921	22,169,843
Washington Post Co. (The), Class B(a)	859	461,592

		105,478,812

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Metals & Mining 0.5%
Alcoa, Inc.	203,461	$1,617,515
Allegheny Technologies, Inc.(a)	20,504	565,295
Cliffs Natural Resources, Inc.(a)	29,068	567,117
Freeport-McMoRan Copper & Gold, Inc.	197,651	5,589,570
Newmont Mining Corp.	94,635	2,839,050
Nucor Corp.(a)	60,482	2,829,348
United States Steel Corp.(a)	27,396	475,321

		14,483,216

Multiline Retail 0.8%
Dollar General Corp.*	57,330	3,134,231
Dollar Tree, Inc.*	42,596	2,285,275
Family Dollar Stores, Inc.	18,146	1,247,719
J.C. Penney Co., Inc.*(a)	27,184	396,886
Kohl’s Corp.	38,772	2,054,141
Macy’s, Inc.	73,028	3,530,174
Nordstrom, Inc.	28,295	1,732,786
Target Corp.	122,176	8,705,040

		23,086,252

Multi-Utilities 1.2%
Ameren Corp.	46,162	1,653,061
CenterPoint Energy, Inc.	81,542	2,023,872
CMS Energy Corp.	50,550	1,414,895
Consolidated Edison, Inc.(a)	55,750	3,339,425
Dominion Resources, Inc.	109,979	6,522,855
DTE Energy Co.	33,103	2,340,382
Integrys Energy Group, Inc.	15,044	944,763
NiSource, Inc.	59,370	1,823,846
PG&E Corp.	84,169	3,862,515
Public Service Enterprise Group, Inc.	96,305	3,254,146
SCANA Corp.	26,535	1,377,432
Sempra Energy	42,905	3,759,765
TECO Energy, Inc.	38,864	686,727
Wisconsin Energy Corp.	43,520	1,892,250

		34,895,934

Office Electronics 0.1%
Xerox Corp.	233,671	2,266,609

Oil, Gas & Consumable Fuels 8.7%
Anadarko Petroleum Corp.	95,477	8,451,624
Apache Corp.	74,602	5,986,810
Cabot Oil & Gas Corp.	40,112	3,041,292
Chesapeake Energy Corp.	98,748	2,300,828
Chevron Corp.	369,216	46,480,602
ConocoPhillips	232,801	15,099,473
CONSOL Energy, Inc.	43,486	1,349,371
Denbury Resources, Inc.*	70,979	1,242,132
Devon Energy Corp.	71,874	3,953,789
EOG Resources, Inc.	51,800	7,536,382
EQT Corp.	28,629	2,476,408
Exxon Mobil Corp.	846,682	79,376,438
Hess Corp.	56,853	4,233,274
Kinder Morgan, Inc.	120,275	4,541,584
Marathon Oil Corp.	134,936	4,906,273
Marathon Petroleum Corp.	61,827	4,533,774
Murphy Oil Corp.	34,525	2,338,033
Newfield Exploration Co.*	25,734	633,056
Noble Energy, Inc.	68,367	4,272,254
Occidental Petroleum Corp.	153,398	13,660,092
Peabody Energy Corp.	51,249	848,683
Phillips 66	117,893	7,250,420
Pioneer Natural Resources Co.	25,999	4,023,605
QEP Resources, Inc.	34,087	1,039,313
Range Resources Corp.	31,035	2,454,869
Southwestern Energy Co.*	66,899	2,595,012
Spectra Energy Corp.	127,391	4,584,802
Tesoro Corp.	25,835	1,468,720
Valero Energy Corp.	103,810	3,713,284
Williams Cos., Inc. (The)	129,958	4,440,665
WPX Energy, Inc.*	38,054	731,017

		249,563,879

Paper & Forest Products 0.1%
International Paper Co.	84,679	4,090,843

Personal Products 0.2%
Avon Products, Inc.	82,407	1,883,824
Estee Lauder Cos., Inc. (The), Class A	45,772	3,004,932

		4,888,756

Pharmaceuticals 5.9%
AbbVie, Inc.	301,546	13,714,312
Actavis, Inc.*	24,315	3,264,775
Allergan, Inc.	56,425	5,141,446
Bristol-Myers Squibb Co.	312,750	13,523,310
Eli Lilly & Co.	188,754	10,024,725
Forest Laboratories, Inc.*	44,653	1,945,085
Hospira, Inc.*	31,478	1,281,154
Johnson & Johnson	534,864	50,009,784
Mallinckrodt PLC*	1	46
Merck & Co., Inc.	574,977	27,696,642
Mylan, Inc.*	72,523	2,433,872
Perrigo Co.	16,821	2,092,364
Pfizer, Inc.	1,270,742	37,143,789
Zoetis, Inc.	95,212	2,838,270

		171,109,574

Professional Services 0.2%
Dun & Bradstreet Corp. (The)	7,592	786,759
Equifax, Inc.	22,943	1,450,686
Nielsen Holdings NV	39,909	1,333,759
Robert Half International, Inc.	26,531	988,014

		4,559,218

Real Estate Investment Trusts (REITs) 2.0%
American Tower Corp.	75,291	5,329,850
Apartment Investment & Management Co., Class A	27,737	814,913

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
AvalonBay Communities, Inc.	23,148	$3,132,850
Boston Properties, Inc.	28,882	3,088,930
Equity Residential	61,014	3,416,784
HCP, Inc.	86,514	3,795,369
Health Care REIT, Inc.	54,142	3,491,618
Host Hotels & Resorts, Inc.	141,731	2,531,316
Kimco Realty Corp.	77,770	1,753,713
Macerich Co. (The)	26,160	1,623,228
Plum Creek Timber Co., Inc.	30,978	1,511,107
Prologis, Inc.	94,837	3,637,947
Public Storage	27,481	4,375,525
Simon Property Group, Inc.	59,183	9,472,831
Ventas, Inc.	55,805	3,668,621
Vornado Realty Trust	32,376	2,745,808
Weyerhaeuser Co.	109,762	3,117,241

		57,507,651

Real Estate Management & Development 0.0%†
CBRE Group, Inc., Class A*	57,767	1,338,461

Road & Rail 0.9%
CSX Corp.	194,546	4,826,686
Kansas City Southern	20,968	2,259,302
Norfolk Southern Corp.	59,981	4,388,210
Ryder System, Inc.	9,864	609,990
Union Pacific Corp.	88,877	14,095,003

		26,179,191

Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc.*(a)	115,306	434,704
Altera Corp.	60,920	2,166,315
Analog Devices, Inc.	58,651	2,895,013
Applied Materials, Inc.	228,719	3,730,407
Broadcom Corp., Class A	99,991	2,756,752
First Solar, Inc.*	12,622	621,507
Intel Corp.	946,540	22,054,382
KLA-Tencor Corp.	31,563	1,850,539
Lam Research Corp.*	30,954	1,523,556
Linear Technology Corp.	44,379	1,800,012
LSI Corp.*	104,454	812,652
Microchip Technology, Inc.(a)	37,503	1,490,369
Micron Technology, Inc.*	196,059	2,597,782
NVIDIA Corp.(a)	109,950	1,586,578
Teradyne, Inc.*(a)	36,222	597,301
Texas Instruments, Inc.	211,170	8,277,864
Xilinx, Inc.	50,211	2,344,352

		57,540,085

Software 3.3%
Adobe Systems, Inc.*	95,550	4,517,604
Autodesk, Inc.*	42,766	1,513,489
BMC Software, Inc.*	25,192	1,158,076
CA, Inc.	63,024	1,874,334
Citrix Systems, Inc.*	35,610	2,564,632
Electronic Arts, Inc.*	57,568	1,503,676
Intuit, Inc.	53,127	3,395,878
Microsoft Corp.	1,431,186	45,554,650
Oracle Corp.	699,631	22,633,063
Red Hat, Inc.*	36,075	1,867,603
Salesforce.com, Inc.*	103,314	4,519,987
Symantec Corp.	132,594	3,537,608

		94,640,600

Specialty Retail 2.3%
Abercrombie & Fitch Co., Class A	14,889	742,514
AutoNation, Inc.*	7,362	352,640
AutoZone, Inc.*(a)	6,915	3,101,931
Bed Bath & Beyond, Inc.*	41,605	3,181,534
Best Buy Co., Inc.	51,078	1,536,937
CarMax, Inc.*(a)	42,732	2,095,577
GameStop Corp., Class A(a)	22,627	1,110,081
Gap, Inc. (The)	55,182	2,532,854
Home Depot, Inc. (The)	278,153	21,982,432
L Brands, Inc.(a)	45,709	2,549,191
Lowe’s Cos., Inc.	204,180	9,102,344
O’Reilly Automotive, Inc.*	21,024	2,633,466
PetSmart, Inc.(a)	19,653	1,438,993
Ross Stores, Inc.	41,835	2,822,607
Staples, Inc.	126,338	2,150,273
Tiffany & Co.	22,817	1,814,180
TJX Cos., Inc.	137,034	7,131,249
Urban Outfitters, Inc.*	20,950	891,632

		67,170,435

Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	53,483	2,841,552
Fossil Group, Inc.*	10,042	1,103,616
NIKE, Inc., Class B	137,812	8,671,131
PVH Corp.	15,422	2,032,465
Ralph Lauren Corp.	11,589	2,109,893
VF Corp.	16,678	3,285,566

		20,044,223

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	90,372	863,956
People’s United Financial, Inc.	64,467	967,005

		1,830,961

Tobacco 1.6%
Altria Group, Inc.	382,458	13,408,978
Lorillard, Inc.	71,902	3,057,992
Philip Morris International, Inc.	311,424	27,772,792
Reynolds American, Inc.	60,595	2,995,211

		47,234,973

Trading Companies & Distributors 0.2%
Fastenal Co.	51,377	2,517,987
W.W. Grainger, Inc.	11,383	2,983,939

		5,501,926

Wireless Telecommunication Services 0.1%
Crown Castle International Corp.*	55,806	3,920,372

Total Common Stocks (cost $1,975,520,595)		2,855,679,534

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide S&P 500 Index Fund

Mutual Fund 1.3%

	Shares	Market Value
Money Market Fund 1.3%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11% (c)	38,240,793	$38,240,793

Total Mutual Fund (cost $38,240,793)		38,240,793

Repurchase Agreements 0.5%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.07%, dated 07/31/13, due 08/01/13, repurchase price 7,000,014, collaterized by U.S. Government Agency Securities ranging from 0.00% - 5.38%, maturing 08/05/13 - 05/04/37; total market value $7,140,012. (d)	$7,000,000	7,000,000
Credit Suisse (USA) LLC, 0.08%, dated 07/31/13, due 08/01/13, repurchase price $8,785,991, collaterized by U.S. Government Agency Securities ranging from 0.00% - 1.74%, maturing 07/15/18 - 05/04/37; total market value $8,961,759. (d)	8,785,972	8,785,972

Total Repurchase Agreements (cost $15,785,972)		15,785,972

Total Investments (cost $2,029,547,360) (e) — 100.9%		2,909,706,299
Liabilities in excess of other assets — (0.9%)		(25,027,767)

NET ASSETS — 100.0%		$2,884,678,532

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2013. The total value of securities on loan at July 31, 2013 was $45,443,153, which was collateralized by repurchase agreements with a value of $15,785,972 and $30,564,262 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.25% - 3.63%, and maturity dates ranging from 01/31/14 - 08/15/19, a total value of $46,350,234.
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Represents 7-day effective yield as of July 31, 2013.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2013 was $15,785,972.
(e)	At July 31, 2013, the tax basis cost of the Fund’s investments was $2,106,863,108, tax unrealized appreciation and depreciation were $911,654,636 and $(108,811,445), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide S&P 500 Index Fund

At July 31, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
483	E-Mini S&P 500	09/20/13	$40,584,075	$1,517,536

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide S&P 500 Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,855,679,534	$—	$—	$2,855,679,534
Futures Contract	1,517,536	—	—	1,517,536
Mutual Fund	38,240,793	—	—	38,240,793
Repurchase Agreements	—	15,785,972	—	15,785,972

Total	$2,895,437,863	$15,785,972	$—	$2,911,223,835

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide S&P 500 Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2013

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$1,517,536

Total		$1,517,536

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Short Duration Bond Fund

Asset-Backed Securities 23.3%

	Principal Amount	Market Value
Auto Floor Plan 0.7%
Ally Master Owner Trust, Series 2013-1, Class A2, 1.00%, 02/15/18	$750,000	$743,915

Automobiles 11.5%
Ally Auto Receivables Trust Series 2011-5, Class A3, 0.99%, 11/16/15	393,400	394,065
Series 2012-2, Class A3, 0.74%, 04/15/16	550,000	550,255
Series 2012-4, Class A3, 0.59%, 01/17/17	145,000	144,653
Series 2012-SN1, Class A3, 0.57%, 08/20/15	240,000	239,675
AmeriCredit Automobile Receivables Trust Series 2012-4, Class A3, 0.67%, 06/08/17	295,000	293,748
Series 2012-5, Class A3, 0.62%, 06/08/17	1,000,000	995,487
Capital Auto Receivables Asset Trust, Series 2013-1, Class A2, 0.62%, 07/20/16	600,000	598,661
Carmax Auto Owner Trust, Series 2013-2, Class A3, 0.64%, 01/16/18	1,000,000	997,019
Ford Credit Auto Owner Trust Series 2012-B, Class A4, 1.00%, 09/15/17	446,000	448,433
Series 2012-C, Class A3, 0.58%, 12/15/16	350,000	349,932
Series 2013-B, Class A3, 0.57%, 10/15/17	325,000	324,584
Harley-Davidson Motorcycle Trust Series 2011-1, Class A4, 1.31%, 03/15/17	500,000	503,565
Series 2012-1, Class A3, 0.68%, 04/15/17	145,000	145,045
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3, 0.77%, 01/15/16	135,000	135,247
Huntington Auto Trust Series 2012-1, Class A3, 0.81%, 09/15/16	300,000	300,675
Series 2012-2, Class A3, 0.51%, 04/17/17	800,000	798,159
Hyundai Auto Lease Securitization Trust, Series 2013-A, Class A3, 0.66%, 06/15/16(a)	500,000	499,005
Hyundai Auto Receivables Trust, Series 2013-A, Class A3, 0.56%, 07/17/17	1,000,000	996,881
Mercedes-Benz Auto Receivables Trust, Series 2011-1, Class A4, 1.22%, 12/15/17	515,000	517,803
Porsche Financial Auto Securitization Trust, Series 2011-1, Class A4, 1.19%, 12/17/18(a)	1,450,000	1,453,918
Porsche Innovative Lease Owner Trust, Series 2012-1, Class A3, 0.54%, 12/21/15(a)	660,000	658,701
Toyota Auto Receivables Owner Trust, Series 2011-A, Class A4, 1.56%, 05/15/15	600,000	604,883
USAA Auto Owner Trust, Series 2012-1, Class A3, 0.43%, 08/15/16	225,000	224,409
World Omni Auto Receivables Trust, Series 2011-A, Class A4, 1.91%, 04/15/16	695,000	702,507

		12,877,310

Credit Card 1.9%
Chase Issuance Trust Series 2012-A3, Class A3, 0.79%, 06/15/17	400,000	400,966
Series 2012-A5, Class A5, 0.59%, 08/15/17	500,000	498,981
Citibank Credit Card Issuance Trust, Series 2003-A7, Class A7, 4.15%, 07/07/17	500,000	533,061
Discover Card Master Trust, Series 2012-A1, Class A1, 0.81%, 08/15/17	400,000	401,012
GE Capital Credit Card Master Note Trust, Series 2012-5, Class A, 0.95%, 06/15/18	350,000	351,235

		2,185,255

Other 9.2%
CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A1, 1.83%, 02/15/16	114,609	115,677
CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A1, 0.90%, 04/15/18	480,455	481,094
Cleco Katrina/Rita Hurricane Recovery Funding LLC, Series 2008-A, Class A1, 4.41%, 03/01/20	981,755	1,035,224
CNH Equipment Trust, Series 2012-C, Class A3, 0.57%, 12/15/17	395,000	393,345
Consumers Funding LLC, Series 2001-1, Class A6, 5.76%, 10/20/16	574,776	612,241
Entergy Gulf States Reconstruction Funding LLC, Series 2007-A, Class A2, 5.79%, 10/01/18	1,111,747	1,228,838
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A1, 2.12%, 02/01/16	391,610	396,894

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Short Duration Bond Fund

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Other (continued)
FPL Recovery Funding LLC, Series 2007-A, Class A2, 5.04%, 08/01/15	$136,009	$136,009
GE Equipment Midticket LLC Series 2010-1, Class A4, 1.47%, 07/14/15(a)	434,418	435,390
Series 2012-1, Class A3, 0.60%, 05/23/16	305,000	304,325
GE Equipment Small Ticket LLC, Series 2011-1A, Class A3, 1.45%, 01/21/18(a)	243,382	243,819
GE Equipment Transportation LLC Series 2011-1, Class A4, 1.33%, 05/20/19	700,000	701,757
Series 2013-1, Class A3, 0.69%, 11/25/16	1,000,000	996,277
John Deere Owner Trust, Series 2012-A, Class A3, 0.75%, 03/15/16	500,000	500,377
Oncor Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A3, 5.29%, 05/15/18	636,182	679,540
PSE&G Transition Funding LLC, Series 2001-1, Class A8, 6.89%, 12/15/17	1,200,000	1,328,690
Volvo Financial Equipment LLC, Series 2012-1A, Class A4, 1.09%, 08/15/17(a)	710,000	711,315

		10,300,812

Total Asset-Backed Securities (cost $26,236,845)		26,107,292

Collateralized Mortgage Obligations 14.6%

	Principal Amount	Market Value
FDIC Trust, Series 2013-R2, Class A, 1.25%, 03/25/33(a)	464,505	461,103
Federal Home Loan Mortgage Corp. REMICS Series 3758, Class CD, 1.50%, 08/15/17	140,184	141,292
Series 3840, Class BA, 2.00%, 02/15/18	273,549	276,521
Series 3728, Class CA, 1.50%, 10/15/18	238,626	239,025
Series 3756, Class DA, 1.20%, 11/15/18	370,931	369,682
Series 2920, Class HC, 4.50%, 12/15/18	33,030	33,117
Series 3846, Class CK, 1.50%, 09/15/20	512,419	514,821
Series 3728, Class EA, 3.50%, 09/15/20	150,223	152,330
Series 3755, Class AL, 1.50%, 11/15/20	263,635	262,952
Series 3645, Class EH, 3.00%, 12/15/20	145,762	150,457
Series 3815, Class DE, 3.00%, 10/15/21	217,228	223,439
Series 3852, Class EA, 4.50%, 12/15/21	268,304	283,454
Series 4060, Class EA, 1.75%, 06/15/22	934,401	923,558
Series 3627, Class QG, 4.00%, 07/15/23	220,843	228,147
Series 3501, Class AC, 4.00%, 08/15/23	150,683	157,033
Series 3585, Class LA, 3.50%, 10/15/24	434,859	452,682
Series 3609, Class LE, 3.00%, 12/15/24	248,675	256,001
Series 3609, Class LC, 3.50%, 12/15/24	394,722	410,194
Series 3718, Class BC, 2.00%, 02/15/25	299,069	301,671
Series 3639, Class AB, 2.75%, 02/15/25	226,154	232,385
Series 3721, Class PE, 3.50%, 09/15/40	560,920	587,593
Federal National Mortgage Association REMICS Series 2011-69, Class AB, 1.50%, 05/25/18	488,675	490,654
Series 2011-69, Class AC, 2.00%, 05/25/18	293,205	296,261
Series 2010-30, Class DB, 2.00%, 08/25/18	151,286	153,575
Series 2010-95, Class BK, 1.50%, 02/25/20	343,062	344,744
Series 2011-47, Class MA, 2.50%, 01/25/22	254,232	259,599
Series 2012-99, Class TC, 1.50%, 09/25/22	1,233,738	1,206,945
Series 2010-50, Class AD, 3.00%, 01/25/24	90,269	92,354
Series 2010-57, Class AQ, 3.00%, 08/25/24	28,563	29,218
Series 2009-76, Class MA, 4.00%, 09/25/24	544,778	563,379
Series 2012-93, Class DP, 1.50%, 09/25/27	878,644	870,808
Series 2012-100, Class WA, 1.50%, 09/25/27	901,522	859,353
Series 2006-27, Class BF, 0.49%, 04/25/36(b)	831,900	835,256
Series 2010-66, Class QA, 4.50%, 08/25/39	246,348	258,494
Government National Mortgage Association Series 2004-76, Class QA, 4.00%, 01/20/34	321,411	335,207
Series 2009-66, Class LG, 2.25%, 05/16/39	511,825	521,251
Series 2009-104, Class KE, 2.50%, 08/16/39	347,133	356,122
Series 2010-4, Class JC, 3.00%, 08/16/39	383,721	396,480
Series 2009-88, Class QE, 3.00%, 09/16/39	1,001,912	1,038,333
Series 2011-39, Class NE, 3.50%, 09/16/39	699,295	735,370

Total Collateralized Mortgage Obligations (cost $16,476,387)		16,300,860

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Short Duration Bond Fund

Commercial Mortgage Backed Securities 10.0%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.67%, 07/10/43	$400,000	$422,225
CFCRE Commercial Mortgage Trust Series 2011-C2, Class A1, 1.56%, 12/15/47	353,144	355,437
Series 2011-C2, Class A2, 3.06%, 12/15/47	630,000	657,864
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A1, 0.69%, 09/10/45	341,291	338,630
COMM Mortgage Trust, Series 2012-CR2, Class A2, 2.03%, 08/15/45	700,000	704,932
Commercial Mortgage Pass Through Certificates Series 2012-CR1, Class A1, 1.12%, 05/15/45	157,163	157,134
Series 2012-CR3, Class A1, 0.67%, 11/15/45	262,572	260,086
Series 2012-LC4, Class A1, 1.16%, 12/10/44	97,782	97,786
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A3, 5.10%, 08/15/38(b)	36,763	36,736
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A3, 5.39%, 02/15/39(b)	92,700	94,647
FDIC Commercial Mortgage Trust, Series 2012-C1, Class A, 0.84%, 05/25/35(a)(b)	528,005	527,057
Federal National Mortgage Association-ACES Series 2012-M8, Class AB1, 1.36%, 05/25/22	194,962	190,971
Series 2012-M8, Class ASQ2, 1.52%, 12/25/19	115,000	114,230
Series 2012-M8, Class A1, 1.54%, 05/25/22	64,992	64,455
Series 2012-M9, Class AB1, 1.37%, 04/25/22	798,993	782,495
GS Mortgage Securities Corp. II Series 2006-GG6, Class A2, 5.51%, 04/10/38(b)	283,476	289,207
Series 2011-GC5, Class A1, 1.47%, 08/10/44	316,182	317,205
Series 2012-GC6, Class A1, 1.28%, 01/10/45	215,339	215,877
Series 2012-GCJ7, Class A1, 1.14%, 05/10/45	321,190	320,578
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2007-C1, Class A3, 5.79%, 02/15/51	275,000	281,739
Series 2012-C6, Class A1, 1.03%, 05/15/45	77,678	77,462
Series 2012-C8, Class A1, 0.71%, 10/15/45	462,623	458,048
Series 2012-CBX, Class A1, 0.96%, 06/15/45	228,061	227,705
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4, 4.74%, 02/15/30	390,000	405,953
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A1, 0.66%, 11/15/45	262,708	260,347
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class A1, 1.01%, 05/10/63	221,384	221,036
Series 2012-C3, Class A1, 0.73%, 08/10/49	853,837	847,040
Series 2013-C5, Class A1, 0.78%, 03/10/46	463,524	458,980
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4, 5.24%, 10/15/44(b)	346,446	371,891
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A1, 0.69%, 10/15/45	804,261	797,778
WF-RBS Commercial Mortgage Trust Series 2012-C6, Class A1, 1.08%, 04/15/45	299,055	298,612
Series 2012-C9, Class A1, 0.67%, 11/15/45	547,866	542,559

Total Commercial Mortgage Backed Securities (cost $11,313,173)		11,196,702

Corporate Bonds 42.4%

	Principal Amount	Market Value
Airlines 0.8%
Delta Air Lines Pass Through Trust, Series 2011-1, Class A, 5.30%, 04/15/19	815,010	884,286

Automobiles 0.3%
Nissan Motor Acceptance Corp., 1.00%, 03/15/16(a)	325,000	323,073

Beverages 0.8%
Anheuser-Busch InBev Worldwide, Inc. 1.50%, 07/14/14	100,000	101,079
5.38%, 11/15/14	350,000	371,139
3.63%, 04/15/15	350,000	367,448

		839,666

Capital Markets 0.4%
Morgan Stanley 6.00%, 05/13/14	310,000	321,787
4.00%, 07/24/15	150,000	156,679

		478,466

Chemicals 1.5%
Dow Chemical Co. (The), 2.50%, 02/15/16	1,000,000	1,037,392
Ecolab, Inc. 2.38%, 12/08/14	371,000	378,574
4.88%, 02/15/15	170,000	180,307
1.00%, 08/09/15	100,000	100,156

		1,696,429

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Short Duration Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value

Commercial Banks 7.8%
Bank of New York Mellon Corp. (The), 2.50%, 01/15/16	$445,000	$461,282
Bank of Nova Scotia, 0.75%, 10/09/15	165,000	164,518
BB&T Corp., 1.13%, 06/15/18(b)	1,450,000	1,454,184
Canadian Imperial Bank of Commerce, 1.35%, 07/18/16	1,485,000	1,491,529
Capital One Financial Corp., 3.15%, 07/15/16	290,000	302,864
PNC Funding Corp. 3.63%, 02/08/15	433,000	451,095
4.25%, 09/21/15	635,000	680,126
Royal Bank of Canada 1.45%, 10/30/14	140,000	141,702
1.15%, 03/13/15	385,000	387,972
State Street Corp., 2.88%, 03/07/16	350,000	366,807
Wells Fargo & Co., 1.50%, 07/01/15	1,280,000	1,294,445
Westpac Banking Corp. 0.95%, 01/12/16	815,000	812,962
2.25%, 07/30/18	700,000	697,216

		8,706,702

Computers & Peripherals 1.2%
Hewlett-Packard Co. 1.55%, 05/30/14	700,000	703,857
3.00%, 09/15/16	650,000	672,525

		1,376,382

Consumer Finance 3.4%
American Express Credit Corp. 5.13%, 08/25/14	425,000	445,059
1.75%, 06/12/15	590,000	600,054
American Honda Finance Corp. 1.45%, 02/27/15(a)	365,000	368,211
1.00%, 08/11/15(a)	245,000	245,972
Ford Motor Credit Co. LLC 3.88%, 01/15/15	940,000	969,845
2.50%, 01/15/16	350,000	354,895
1.70%, 05/09/16	470,000	467,085
John Deere Capital Corp., 0.95%, 06/29/15	150,000	151,008
PACCAR Financial Corp., 1.05%, 06/05/15	250,000	251,494

		3,853,623

Containers & Packaging 1.2%
Ball Corp., 7.38%, 09/01/19	1,206,000	1,302,480

Diversified Financial Services 6.0%
Bank of America Corp. 3.70%, 09/01/15	655,000	684,132
1.25%, 01/11/16	350,000	348,320
Citigroup, Inc. 6.50%, 08/19/13	488,000	488,760
5.00%, 09/15/14	1,600,000	1,661,792
2.25%, 08/07/15	630,000	641,541
General Electric Capital Corp. 2.15%, 01/09/15	600,000	612,672
1.63%, 07/02/15	695,000	704,759
0.88%, 12/11/15(b)	295,000	297,096
JPMorgan Chase & Co., 3.45%, 03/01/16	1,250,000	1,312,195

		6,751,267

Diversified Telecommunication Services 1.8%
AT&T, Inc., 0.88%, 02/13/15	1,745,000	1,750,376
Telefonica Emisiones SAU, 4.95%, 01/15/15	300,000	313,182

		2,063,558

Electric Utilities 0.0%†
NextEra Energy Capital Holdings, Inc., 1.20%, 06/01/15	40,000	40,244

Food & Staples Retailing 0.1%
Walgreen Co., 1.80%, 09/15/17	100,000	99,783

Gas Utilities 2.5%
Enterprise Products Operating LLC Series G, 5.60%, 10/15/14	662,000	699,516
1.25%, 08/13/15	275,000	276,642
Kinder Morgan Energy Partners LP 5.13%, 11/15/14	885,000	934,121
5.63%, 02/15/15	325,000	349,016
3.50%, 03/01/16	235,000	249,071
ONEOK Partners LP, 6.15%, 10/01/16	280,000	318,753

		2,827,119

Health Care Providers & Services 0.4%
McKesson Corp., 0.95%, 12/04/15	95,000	95,216
WellPoint, Inc., 1.25%, 09/10/15	300,000	302,293

		397,509

Industrial Conglomerates 0.7%
Eaton Corp., 0.95%, 11/02/15(a)	750,000	750,476

Insurance 2.8%
American International Group, Inc., 4.25%, 09/15/14	1,500,000	1,555,058
Metropolitan Life Global Funding I, 2.00%, 01/09/15(a)	750,000	762,737
Prudential Financial, Inc. Series B, 5.10%, 09/20/14	125,000	130,932
6.20%, 01/15/15	250,000	268,215
4.75%, 09/17/15	430,000	464,428

		3,181,370

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Short Duration Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Media 2.8%
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.75%, 10/01/14	$1,475,000	$1,540,447
Time Warner Cable, Inc., 3.50%, 02/01/15	1,500,000	1,543,306

		3,083,753

Metals & Mining 0.4%
Rio Tinto Finance USA PLC 1.13%, 03/20/15	225,000	225,665
1.63%, 08/21/17	200,000	196,831

		422,496

Office Electronics 1.3%
Xerox Corp. 8.25%, 05/15/14	1,235,000	1,305,658
4.25%, 02/15/15	130,000	135,942

		1,441,600

Oil, Gas & Consumable Fuels 1.5%
Petrohawk Energy Corp., 7.25%, 08/15/18	1,000,000	1,092,500
Phillips 66, 1.95%, 03/05/15	90,000	91,566
Valero Energy Corp., 4.50%, 02/01/15	425,000	447,439

		1,631,505

Pharmaceuticals 2.9%
Actavis, Inc., 5.00%, 08/15/14	650,000	676,577
Merck & Co., Inc., 0.63%, 05/18/18(b)	1,525,000	1,527,921
Mylan, Inc., 1.80%, 06/24/16(a)	1,000,000	1,004,535

		3,209,033

Real Estate Investment Trusts (REITs) 0.3%
Simon Property Group LP, 5.75%, 12/01/15	300,000	330,790

Road & Rail 0.3%
Penske Truck Leasing Co./PTL Finance Corp., 2.50%, 07/11/14(a)	355,556	360,993

Software 1.2%
Oracle Corp., 0.85%, 01/15/19(b)	1,350,000	1,356,573

Total Corporate Bonds (cost $47,258,869)		47,409,176

Municipal Bond 0.8%

	Principal Amount	Market Value
Louisiana 0.8%
Louisiana Public Facilities Authority, Series 2008, 5.75%, 02/01/19	882,350	930,649

Total Municipal Bond (cost $969,552)		930,649

U.S. Government Mortgage Backed Agencies 8.1%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G11723 5.50%, 07/01/20	138,911	149,226
Pool# J11719 4.00%, 02/01/25	255,350	269,155
Pool# J12604 4.00%, 07/01/25	654,855	690,258
Pool# G13908 4.00%, 10/01/25	164,424	173,313
Pool# J13543 3.50%, 11/01/25	296,202	309,786
Pool# J14965 3.50%, 04/01/26	188,167	196,796
Pool# J19197 3.00%, 05/01/27	1,161,001	1,193,201
Pool# G18437 3.00%, 06/01/27	1,239,713	1,274,096
Federal National Mortgage Association Pool
Pool# AB4251 2.50%, 01/01/22	348,082	348,055
Pool# MA0979 3.00%, 02/01/22	702,005	726,466
Pool# AE5487 3.50%, 10/01/25	246,241	258,150
Pool# 255894 5.00%, 10/01/25	257,332	277,265
Pool# AB2130 3.50%, 01/01/26	211,753	221,993
Pool# AE0705 4.00%, 01/01/26	231,845	245,376
Pool# AB2518 4.00%, 03/01/26	343,586	363,637
Pool# AP4568 2.50%, 09/01/27	935,456	935,676
Pool# MA1174 3.00%, 09/01/27	293,234	301,802
Government National Mortgage Association I Pool Pool# 723371, 4.50%, 11/15/24	543,294	580,688
Government National Mortgage Association II Pool Pool# G2 5080, 4.00%, 06/20/26	492,211	522,571

Total U.S. Government Mortgage Backed Agencies (cost $9,145,699)		9,037,510

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Short Duration Bond Fund

Yankee Dollar 0.4%

	Principal Amount	Market Value
Road & Rail 0.4%
Canadian National Railway Co., 5.80%, 06/01/16	$450,000	$508,991

Total Yankee Dollar (cost $498,313)		508,991

Mutual Fund 1.7%

	Shares	Market Value
Money Market Fund 1.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11% (c)	1,902,629	1,902,629

Total Mutual Fund (cost $1,902,629)		1,902,629

Total Investments (cost $113,801,467) (d) — 101.3%		113,393,809
Liabilities in excess of other assets — (1.3%)		(1,464,957)

NET ASSETS — 100.0%		$111,928,852

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2013 was $8,806,305 which represents 7.87% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2013. The maturity date represents the actual maturity date.
(c)	Represents 7-day effective yield as of July 31, 2013.
(d)	At July 31, 2013, the tax basis cost of the Fund’s investments was $113,801,467, tax unrealized appreciation and depreciation were $323,437 and $(731,095), respectively.
†	Amount rounds to less than 0.1%.

ACES	Alternative Credit Enhancement Services
FDIC	Federal Deposit Insurance Corporation
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SAU	Single Shareholder Corporation

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Short Duration Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$26,107,292	$—	$26,107,292
Collateralized Mortgage Obligations	—	16,300,860	—	16,300,860
Commercial Mortgage Backed Securities	—	11,196,702	—	11,196,702
Corporate Bonds	—	47,409,176	—	47,409,176
Municipal Bond	—	930,649	—	930,649
Mutual Fund	1,902,629	—	—	1,902,629
U.S. Government Mortgage Backed Agencies	—	9,037,510	—	9,037,510
Yankee Dollar	—	508,991	—	508,991

Total	$1,902,629	$111,491,180	$—	$113,393,809

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks 97.3%

	Shares	Market Value
Aerospace & Defense 1.5%
AAR Corp.	16,928	$410,335
Aerovironment, Inc.*(a)	7,838	177,217
American Science & Engineering, Inc.	3,476	211,306
API Technologies Corp.*(a)	14,392	43,895
Astronics Corp.*	5,339	210,944
Cubic Corp.	8,414	425,328
Curtiss-Wright Corp.	19,915	809,346
DigitalGlobe, Inc.*	31,657	1,025,687
Ducommun, Inc.*	4,480	102,323
Engility Holdings, Inc.*	7,263	236,701
Erickson Air-Crane, Inc.*	1,600	29,840
Esterline Technologies Corp.*	13,235	1,077,858
GenCorp, Inc.*(a)	25,788	451,548
HEICO Corp.	22,485	1,277,148
Innovative Solutions & Support, Inc.	5,139	39,622
KEYW Holding Corp. (The)*(a)	13,508	173,308
Kratos Defense & Security Solutions, Inc.*	18,626	125,539
LMI Aerospace, Inc.*	4,380	80,986
Moog, Inc., Class A*	19,142	1,076,546
National Presto Industries, Inc.(a)	2,032	150,652
Orbital Sciences Corp.*	25,535	473,419
Sparton Corp.*	4,300	76,411
Taser International, Inc.*	21,881	194,303
Teledyne Technologies, Inc.*	15,822	1,268,450

		10,148,712

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	22,137	147,875
Atlas Air Worldwide Holdings, Inc.*	10,984	490,326
Echo Global Logistics, Inc.*	7,522	163,754
Forward Air Corp.	12,829	469,157
Hub Group, Inc., Class A*	15,725	601,481
Pacer International, Inc.*	15,199	94,082
Park-Ohio Holdings Corp.*	3,662	128,646
UTi Worldwide, Inc.	38,459	634,573
XPO Logistics, Inc.*(a)	7,711	188,611

		2,918,505

Airlines 0.7%
Allegiant Travel Co.	6,374	620,700
Hawaiian Holdings, Inc.*(a)	21,630	165,253
JetBlue Airways Corp.*	98,888	646,728
Republic Airways Holdings, Inc.*	20,928	287,342
SkyWest, Inc.	22,020	332,942
Spirit Airlines, Inc.*	25,614	846,543
US Airways Group, Inc.*(a)	81,458	1,576,212

		4,475,720

Auto Components 1.0%
American Axle & Manufacturing Holdings, Inc.*	28,613	556,523
Cooper Tire & Rubber Co.	26,939	903,534
Dana Holding Corp.	62,175	1,358,524
Dorman Products, Inc.	10,737	505,498
Drew Industries, Inc.	9,716	396,704
Federal-Mogul Corp.*	8,112	126,385
Fuel Systems Solutions, Inc.*	5,987	108,904
Gentherm, Inc.*	14,183	289,333
Modine Manufacturing Co.*	20,111	221,221
Remy International, Inc.	5,833	121,268
Shiloh Industries, Inc.	2,573	32,986
Spartan Motors, Inc.	14,576	88,331
Standard Motor Products, Inc.	8,441	290,286
Stoneridge, Inc.*	12,156	146,844
Superior Industries International, Inc.	9,890	180,097
Tenneco, Inc.*	25,765	1,245,222
Tower International, Inc.*	2,592	57,827

		6,629,487

Automobiles 0.0%†
Winnebago Industries, Inc.*	11,965	286,203

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*	3,498	626,072
Coca-Cola Bottling Co. Consolidated	1,955	124,847
Craft Brew Alliance, Inc.*	4,281	38,529
National Beverage Corp.	4,858	86,375

		875,823

Biotechnology 3.8%
ACADIA Pharmaceuticals, Inc.*(a)	29,801	587,080
Achillion Pharmaceuticals, Inc.*	40,993	292,690
Acorda Therapeutics, Inc.*	17,260	655,362
Aegerion Pharmaceuticals, Inc.*(a)	12,238	1,120,878
Alnylam Pharmaceuticals, Inc.*	24,634	1,137,352
AMAG Pharmaceuticals, Inc.*	9,184	206,640
Amicus Therapeutics, Inc.*(a)	13,533	33,021
Anacor Pharmaceuticals, Inc.*(a)	10,719	82,000
Arena Pharmaceuticals, Inc.*(a)	92,697	644,244
Arqule, Inc.*	25,055	66,897
Array BioPharma, Inc.*	49,796	331,641
Astex Pharmaceuticals, Inc.*	39,998	209,190
AVEO Pharmaceuticals, Inc.*(a)	21,965	52,716
Biotime, Inc.*(a)	15,652	61,512
Cell Therapeutics, Inc.*(a)	47,464	53,634
Celldex Therapeutics, Inc.*	34,253	701,501
Cepheid, Inc.*	28,525	994,667
Chelsea Therapeutics International Ltd.*(a)	28,382	84,011
ChemoCentryx, Inc.*	10,339	144,539
Chimerix, Inc.*	3,556	80,863
Clovis Oncology, Inc.*	5,915	460,660
Coronado Biosciences, Inc.*(a)	9,360	73,289
Curis, Inc.*	34,474	143,067
Cytokinetics, Inc.*(a)	10,485	130,433
Cytori Therapeutics, Inc.*(a)	26,594	74,995
Dendreon Corp.*(a)	66,718	306,236
Durata Therapeutics, Inc.*	5,512	47,734
Dyax Corp.*	46,519	187,472
Dynavax Technologies Corp.*	76,570	101,838
Emergent Biosolutions, Inc.*	11,609	205,363
Enanta Pharmaceuticals, Inc.*	1,505	27,602

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
Enzon Pharmaceuticals, Inc.	16,929	$33,858
Epizyme, Inc.*	2,495	90,070
Exact Sciences Corp.*	29,781	408,595
Exelixis, Inc.*(a)	78,270	396,829
Fibrocell Science, Inc.*(a)	6,982	34,770
Galena Biopharma, Inc.*(a)	35,293	68,821
Genomic Health, Inc.*	7,130	254,113
Geron Corp.*	55,830	73,137
GTx, Inc.*(a)	11,234	53,811
Halozyme Therapeutics, Inc.*(a)	37,851	322,112
Hyperion Therapeutics, Inc.*(a)	3,548	88,877
Idenix Pharmaceuticals, Inc.*(a)	42,324	166,333
ImmunoGen, Inc.*(a)	35,805	682,085
Immunomedics, Inc.*(a)	31,164	177,323
Infinity Pharmaceuticals, Inc.*	20,350	431,013
Insmed, Inc.*	14,667	162,950
Insys Therapeutics, Inc.*	2,153	36,773
Intercept Pharmaceuticals, Inc.*	2,658	124,421
InterMune, Inc.*	34,764	539,190
Ironwood Pharmaceuticals, Inc.*(a)	39,532	483,872
Isis Pharmaceuticals, Inc.*(a)	47,644	1,374,529
KaloBios Pharmaceuticals, Inc.*	3,659	22,027
Keryx Biopharmaceuticals, Inc.*(a)	34,827	316,926
KYTHERA Biopharmaceuticals, Inc.*	4,313	118,866
Lexicon Pharmaceuticals, Inc.*	96,451	239,199
Ligand Pharmaceuticals, Inc., Class B*	7,544	357,435
MannKind Corp.*(a)	63,281	488,529
MEI Pharma, Inc.*	3,994	30,315
Merrimack Pharmaceuticals, Inc.*(a)	40,515	193,662
MiMedx Group, Inc.*(a)	35,666	223,269
Momenta Pharmaceuticals, Inc.*	20,109	347,081
Nanosphere, Inc.*	17,725	56,011
Neurocrine Biosciences, Inc.*	28,430	397,736
NewLink Genetics Corp.*(a)	7,173	128,827
Novavax, Inc.*(a)	56,704	152,534
NPS Pharmaceuticals, Inc.*	42,668	768,451
OncoGenex Pharmaceutical, Inc.*	6,054	59,148
Opko Health, Inc.*(a)	60,399	449,973
Orexigen Therapeutics, Inc.*	40,200	305,520
Osiris Therapeutics, Inc.*(a)	7,151	81,879
OvaScience, Inc.*	3,728	47,308
PDL BioPharma, Inc.(a)	59,187	480,598
Peregrine Pharmaceuticals, Inc.*(a)	63,583	90,288
Portola Pharmaceuticals, Inc.*	4,094	94,080
Progenics Pharmaceuticals, Inc.*	24,653	147,672
Prothena Corp. PLC*	4,962	86,190
Puma Biotechnology, Inc.*(a)	9,403	480,587
Raptor Pharmaceutical Corp.*(a)	23,686	236,149
Receptos, Inc.*	2,417	48,074
Regulus Therapeutics, Inc.*	4,194	42,527
Repligen Corp.*	13,337	135,637
Rigel Pharmaceuticals, Inc.*	37,484	142,814
Sangamo BioSciences, Inc.*(a)	22,654	220,877
Sarepta Therapeutics, Inc.*(a)	13,571	502,398
SIGA Technologies, Inc.*(a)	15,735	50,195
Spectrum Pharmaceuticals, Inc.	25,636	216,368
Stemline Therapeutics, Inc.*	3,871	108,930
Sunesis Pharmaceuticals, Inc.*(a)	13,745	69,825
Synageva BioPharma Corp.*	7,246	348,533
Synergy Pharmaceuticals, Inc.*(a)	34,116	153,522
Synta Pharmaceuticals Corp.*(a)	17,514	117,519
Targacept, Inc.*	11,506	57,530
TESARO, Inc.*	5,682	193,870
Tetraphase Pharmaceuticals, Inc.*	4,771	37,691
TG Therapeutics, Inc.*(a)	6,301	38,499
Threshold Pharmaceuticals, Inc.*(a)	20,208	109,527
Trius Therapeutics, Inc.*(a)	15,801	222,794
Vanda Pharmaceuticals, Inc.*	12,171	141,914
Verastem, Inc.*	7,147	109,206
Vical, Inc.*(a)	32,116	123,968
XOMA Corp.*	26,862	145,861
ZIOPHARM Oncology, Inc.*(a)	29,015	86,465

		25,127,413

Building Products 0.7%
AAON, Inc.	11,955	257,869
American Woodmark Corp.*	4,235	146,912
Apogee Enterprises, Inc.	12,241	327,569
Builders FirstSource, Inc.*(a)	19,002	112,112
Gibraltar Industries, Inc.*	13,086	201,524
Griffon Corp.	19,032	226,481
Insteel Industries, Inc.	7,697	129,310
NCI Building Systems, Inc.*	8,798	124,756
Nortek, Inc.*	3,816	257,618
Patrick Industries, Inc.*	2,818	70,196
PGT, Inc.*	14,077	140,770
Ply Gem Holdings, Inc.*	6,698	125,521
Quanex Building Products Corp.	15,792	268,780
Simpson Manufacturing Co., Inc.	17,204	568,076
Trex Co., Inc.*	7,309	346,008
Universal Forest Products, Inc.	8,409	346,871
USG Corp.*	32,345	812,830

		4,463,203

Capital Markets 2.6%
Apollo Investment Corp.	95,626	777,439
Arlington Asset Investment Corp., Class A	6,284	158,860
BGC Partners, Inc., Class A	53,901	338,498
BlackRock Kelso Capital Corp.	31,601	319,486
Calamos Asset Management, Inc., Class A	8,586	91,441
Capital Southwest Corp.	1,417	205,437
CIFC Corp.*	2,957	20,167
Cohen & Steers, Inc.	7,981	274,307
Cowen Group, Inc., Class A*	41,205	133,092
Diamond Hill Investment Group, Inc.	1,207	124,961
Evercore Partners, Inc., Class A	13,438	637,230
FBR & Co.*	3,766	108,047
Fidus Investment Corp.(a)	5,883	114,366
Fifth Street Finance Corp.	51,419	557,382
Financial Engines, Inc.	20,732	989,746
Firsthand Technology Value Fund, Inc.*	3,656	78,312
FXCM, Inc., Class A	15,478	255,387
GAMCO Investors, Inc., Class A	2,569	144,917
Garrison Capital, Inc.(a)	2,447	36,460
GFI Group, Inc.	30,155	120,620
Gladstone Capital Corp.	9,028	77,821
Gladstone Investment Corp.	11,000	78,980
Golub Capital BDC, Inc.(a)	14,641	266,173
Greenhill & Co., Inc.	11,993	603,728
GSV Capital Corp.*(a)	8,225	76,081
Hannon Armstrong Sustainable Infrastructure Capital, Inc.*(a)	6,205	73,653

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
Hercules Technology Growth Capital, Inc.	26,230	$365,646
HFF, Inc., Class A	13,990	293,790
Horizon Technology Finance Corp.	3,507	49,063
ICG Group, Inc.*	15,855	192,321
INTL. FCStone, Inc.*	5,988	110,838
Investment Technology Group, Inc.*	15,850	225,228
Janus Capital Group, Inc.	63,240	592,559
JMP Group, Inc.	6,680	47,428
KCAP Financial, Inc.(a)	11,976	125,389
KCG Holdings, Inc., Class A*	30,153	278,011
Ladenburg Thalmann Financial Services, Inc.*	43,047	80,928
Main Street Capital Corp.(a)	14,745	450,165
Manning & Napier, Inc.	5,810	104,289
MCG Capital Corp.	30,453	167,187
Medallion Financial Corp.	7,858	118,577
Medley Capital Corp.(a)	12,311	179,741
MVC Capital, Inc.	10,127	128,815
New Mountain Finance Corp.	15,524	225,098
NGP Capital Resources Co.	9,054	59,575
Oppenheimer Holdings, Inc., Class A	4,228	81,008
PennantPark Floating Rate Capital Ltd.	5,904	83,010
PennantPark Investment Corp.	28,344	330,208
Piper Jaffray Cos.*	7,338	246,190
Prospect Capital Corp.(a)	103,369	1,131,891
Pzena Investment Management, Inc., Class A	4,978	35,443
Safeguard Scientifics, Inc.*	8,876	132,696
Solar Capital Ltd.	19,155	421,985
Solar Senior Capital Ltd.	4,868	92,200
Stellus Capital Investment Corp.(a)	5,061	76,674
Stifel Financial Corp.*	27,008	1,016,851
SWS Group, Inc.*	12,392	73,856
TCP Capital Corp.	10,940	173,837
THL Credit, Inc.	11,089	172,767
TICC Capital Corp.(a)	22,294	223,832
Triangle Capital Corp.(a)	11,751	341,249
Virtus Investment Partners, Inc.*	2,467	460,095
Walter Investment Management Corp.*	15,616	621,361
Westwood Holdings Group, Inc.	2,981	148,275
WhiteHorse Finance, Inc.(a)	2,789	44,206
WisdomTree Investments, Inc.*	42,674	552,628

		16,917,501

Chemicals 2.2%
A. Schulman, Inc.	12,512	335,322
Advanced Emissions Solutions, Inc.*	4,276	179,378
American Pacific Corp.*	2,473	89,943
American Vanguard Corp.	12,221	301,736
Arabian American Development Co.*	8,560	76,526
Axiall Corp.	29,581	1,303,930
Balchem Corp.	12,620	627,971
Calgon Carbon Corp.*	23,016	412,677
Chase Corp.	2,747	76,229
Chemtura Corp.*	41,532	928,656
Ferro Corp.*	30,877	201,627
Flotek Industries, Inc.*	20,334	398,140
FutureFuel Corp.	9,147	144,431
GSE Holding, Inc.*	3,637	19,021
H.B. Fuller Co.	21,385	858,608
Hawkins, Inc.	3,994	154,767
Innophos Holdings, Inc.	9,327	464,858
Innospec, Inc.	9,996	429,028
Intrepid Potash, Inc.	23,172	296,138
KMG Chemicals, Inc.	3,496	78,940
Koppers Holdings, Inc.	8,800	340,120
Kraton Performance Polymers, Inc.*	13,840	280,952
Landec Corp.*	10,952	165,266
LSB Industries, Inc.*	8,102	266,394
Minerals Technologies, Inc.	14,815	681,490
Olin Corp.	34,145	833,138
OM Group, Inc.*	13,599	419,801
OMNOVA Solutions, Inc.*	19,641	158,306
Penford Corp.*	4,134	61,349
PolyOne Corp.	42,071	1,216,273
Quaker Chemical Corp.	5,589	368,706
Sensient Technologies Corp.	21,276	936,357
Stepan Co.	7,996	478,641
Taminco Corp.*	6,682	152,350
Tredegar Corp.	10,478	314,445
Zep, Inc.	9,688	126,719
Zoltek Cos., Inc.*(a)	11,639	162,131

		14,340,364

Commercial Banks 7.0%
1st Source Corp.	6,509	177,565
1st United Bancorp, Inc.	12,968	100,891
Access National Corp.	2,919	44,456
American National Bankshares, Inc.	3,356	80,007
Ameris Bancorp*	10,179	195,946
Ames National Corp.	3,913	89,529
Arrow Financial Corp.	4,529	119,294
Bancfirst Corp.	2,983	155,951
Banco Latinoamericano de Comercio Exterior SA, Class E	12,398	312,306
Bancorp, Inc. (The)*	13,887	208,305
BancorpSouth, Inc.	40,518	796,179
Bank of Kentucky Financial Corp. (The)	2,649	72,715
Bank of Marin Bancorp	2,337	98,505
Bank of the Ozarks, Inc.	13,223	631,795
Banner Corp.	8,298	307,690
Bar Harbor Bankshares	1,716	67,370
BBCN Bancorp, Inc.	33,655	491,700
BNC Bancorp	7,717	102,405
Boston Private Financial Holdings, Inc.	33,854	374,087
Bridge Bancorp, Inc.	3,868	82,930
Bridge Capital Holdings*	4,179	68,912
Bryn Mawr Bank Corp.	5,686	158,981
C&F Financial Corp.(a)	1,356	73,278
Camden National Corp.	3,257	126,730
Capital Bank Financial Corp., Class A*	10,490	200,359
Capital City Bank Group, Inc.*	5,265	65,918
Cardinal Financial Corp.	12,927	211,486
Cascade Bancorp*	2,677	15,875
Cathay General Bancorp	33,414	793,917
Center Bancorp, Inc.	5,142	77,490
Centerstate Banks, Inc.	12,767	125,883
Central Pacific Financial Corp.*	9,296	172,813
Century Bancorp, Inc., Class A	1,492	53,070
Chemical Financial Corp.	11,767	351,363

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
Chemung Financial Corp.	1,513	$50,277
Citizens & Northern Corp.	5,343	105,471
City Holding Co.(a)	6,693	296,232
CNB Financial Corp.	5,434	97,160
CoBiz Financial, Inc.	15,291	153,522
Columbia Banking System, Inc.	21,736	542,965
Community Bank System, Inc.	17,044	571,656
Community Trust Bancorp, Inc.	6,006	239,339
CommunityOne Bancorp*(a)	4,490	38,165
ConnectOne Bancorp, Inc.*	784	24,978
CU Bancorp*(a)	3,911	69,420
Customers Bancorp, Inc.*(a)	8,492	142,241
CVB Financial Corp.	39,078	511,531
Eagle Bancorp, Inc.*	9,474	248,882
Enterprise Bancorp, Inc.	2,982	59,968
Enterprise Financial Services Corp.	7,768	143,941
Farmers Capital Bank Corp.*(a)	3,108	75,897
Fidelity Southern Corp.	6,045	93,332
Financial Institutions, Inc.	5,873	118,223
First Bancorp, Inc.	4,002	71,636
First Bancorp, North Carolina	8,299	131,373
First BanCorp, Puerto Rico*	30,495	229,627
First Busey Corp.	31,134	155,359
First Commonwealth Financial Corp.	41,831	314,151
First Community Bancshares, Inc.	7,689	122,716
First Connecticut Bancorp, Inc.	7,016	105,240
First Financial Bancorp	24,733	398,449
First Financial Bankshares, Inc.(a)	13,376	824,630
First Financial Corp.	4,796	159,035
First Financial Holdings, Inc.	10,184	564,600
First Interstate BancSystem, Inc.	7,414	174,748
First M&F Corp.	3,445	61,080
First Merchants Corp.	12,301	230,275
First Midwest Bancorp, Inc.	32,004	488,701
First NBC Bank Holding Co.*	1,737	45,440
First of Long Island Corp. (The)	3,371	121,289
First Security Group, Inc.*(a)	26,211	62,644
FirstMerit Corp.	70,313	1,576,417
Flushing Financial Corp.	13,171	249,722
FNB Corp.	61,594	778,548
German American Bancorp, Inc.	5,393	149,224
Glacier Bancorp, Inc.	30,525	742,978
Great Southern Bancorp, Inc.	4,441	129,677
Guaranty Bancorp	6,380	80,005
Hampton Roads Bankshares, Inc.*(a)	13,339	22,676
Hancock Holding Co.	36,053	1,181,096
Hanmi Financial Corp.*	13,479	229,143
Heartland Financial USA, Inc.	6,293	176,204
Heritage Commerce Corp.*	8,419	61,880
Heritage Financial Corp.	6,542	103,952
Heritage Oaks Bancorp*	8,967	59,631
Home BancShares, Inc.	19,212	524,872
Home Federal Bancorp, Inc.	6,275	87,975
HomeTrust Bancshares, Inc.*	8,859	143,782
Horizon Bancorp	3,608	86,484
Hudson Valley Holding Corp.	6,986	144,750
IBERIABANK Corp.	12,635	742,938
Independent Bank Corp.	9,745	362,904
Independent Bank Group, Inc.*	1,571	54,639
International Bancshares Corp.	22,732	550,342
Intervest Bancshares Corp.*	7,404	54,790
Investors Bancorp, Inc.	19,760	438,672
Lakeland Bancorp, Inc.	12,699	142,737
Lakeland Financial Corp.	7,030	221,796
LCNB Corp.(a)	2,551	55,739
Macatawa Bank Corp.*	9,824	50,987
MainSource Financial Group, Inc.	8,432	121,927
MB Financial, Inc.	23,327	671,351
Mercantile Bank Corp.	3,543	70,754
Merchants Bancshares, Inc.	2,319	71,982
Metro Bancorp, Inc.*	5,981	130,745
MetroCorp Bancshares, Inc.	6,750	72,225
Middleburg Financial Corp.	2,379	49,673
MidSouth Bancorp, Inc.	3,523	57,425
MidWestOne Financial Group, Inc.	2,877	75,061
National Bank Holdings Corp., Class A	22,163	443,260
National Bankshares, Inc.(a)	2,969	113,564
National Penn Bancshares, Inc.	49,911	538,540
NBT Bancorp, Inc.	18,688	421,788
NewBridge Bancorp*	10,490	85,913
Northrim BanCorp, Inc.	2,587	66,020
OFG Bancorp	19,451	359,260
Old National Bancorp	43,173	622,123
OmniAmerican Bancorp, Inc.*	4,917	116,238
Pacific Continental Corp.	7,738	95,410
Pacific Premier Bancorp, Inc.*	6,825	88,930
PacWest Bancorp	16,152	572,104
Palmetto Bancshares, Inc.*(a)	1,806	24,218
Park National Corp.(a)	4,852	382,823
Park Sterling Corp.*	18,547	124,265
Peapack Gladstone Financial Corp.	3,957	77,399
Penns Woods Bancorp, Inc.	1,657	76,123
Peoples Bancorp, Inc.	4,673	105,096
Pinnacle Financial Partners, Inc.*	14,931	425,235
Preferred Bank, Los Angeles*	5,026	85,392
PrivateBancorp, Inc.	27,633	651,862
Prosperity Bancshares, Inc.	25,602	1,511,030
Renasant Corp.	10,756	294,714
Republic Bancorp, Inc., Class A	4,180	109,391
S&T Bancorp, Inc.	12,432	304,335
Sandy Spring Bancorp, Inc.	10,642	260,090
Seacoast Banking Corp. of Florida*	31,420	74,151
Sierra Bancorp	5,218	82,340
Simmons First National Corp., Class A	7,081	193,665
Southside Bancshares, Inc.(a)	7,658	191,373
Southwest Bancorp, Inc.*	8,317	124,422
State Bank Financial Corp.	13,651	217,870
StellarOne Corp.	9,723	205,933
Sterling Bancorp	13,245	179,470
Sterling Financial Corp.	14,418	382,510
Suffolk Bancorp*	4,850	88,027
Sun Bancorp, Inc.*	18,052	59,933
Susquehanna Bancshares, Inc.	78,982	1,050,461
SY Bancorp, Inc.	5,860	161,912
Taylor Capital Group, Inc.*	7,341	164,659
Texas Capital Bancshares, Inc.*	17,283	786,204
Tompkins Financial Corp.	6,087	274,706

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
TowneBank(a)	11,285	$180,221
TriCo Bancshares	6,841	148,176
Tristate Capital Holdings, Inc.*	2,697	36,086
Trustmark Corp.	28,596	771,234
UMB Financial Corp.	13,808	825,718
Umpqua Holdings Corp.	47,661	802,611
Union First Market Bankshares Corp.	8,652	191,209
United Bankshares, Inc.(a)	17,603	498,517
United Community Banks, Inc.*	18,360	250,247
Univest Corp. of Pennsylvania	7,163	145,337
VantageSouth Bancshares, Inc.*	4,813	24,306
ViewPoint Financial Group, Inc.	16,917	364,900
Virginia Commerce Bancorp, Inc.*	11,551	173,611
Washington Banking Co.	6,726	97,863
Washington Trust Bancorp, Inc.	6,200	200,508
Webster Financial Corp.	38,368	1,045,144
WesBanco, Inc.	11,020	324,539
West Bancorporation, Inc.	6,779	92,737
Westamerica Bancorporation	11,495	551,645
Western Alliance Bancorp*	31,555	559,470
Wilshire Bancorp, Inc.	26,497	232,909
Wintrust Financial Corp.	15,651	640,282
Yadkin Financial Corp.*	6,168	96,159

		45,821,785

Commercial Services & Supplies 2.0%
A.T. Cross Co., Class A*	4,151	77,209
ABM Industries, Inc.	23,162	599,896
ACCO Brands Corp.*	48,329	319,455
Acorn Energy, Inc.(a)	7,642	66,332
ARC Document Solutions, Inc.*	16,388	78,171
Brink’s Co. (The)	20,382	544,811
Casella Waste Systems, Inc., Class A*	16,111	76,849
CECO Environmental Corp.	4,235	56,580
Cenveo, Inc.*(a)	22,804	55,642
CompX International, Inc.	423	7,356
Consolidated Graphics, Inc.*	3,087	165,432
Courier Corp.	4,770	74,030
Deluxe Corp.	21,521	882,576
EnerNOC, Inc.*	10,978	171,476
Ennis, Inc.	11,169	206,961
G&K Services, Inc., Class A	8,223	434,257
Healthcare Services Group, Inc.	29,101	716,176
Heritage-Crystal Clean, Inc.*	3,690	57,343
Herman Miller, Inc.	24,937	700,979
HNI Corp.	19,170	730,569
InnerWorkings, Inc.*	18,769	219,222
Interface, Inc.	25,242	479,346
Intersections, Inc.	4,136	40,036
Kimball International, Inc., Class B	13,831	152,003
Knoll, Inc.	20,529	339,139
McGrath RentCorp	10,714	366,847
Mine Safety Appliances Co.	12,042	639,791
Mobile Mini, Inc.*	16,318	563,134
Multi-Color Corp.	5,243	181,460
NL Industries, Inc.	3,007	33,348
Performant Financial Corp.*	9,435	99,728
Quad/Graphics, Inc.(a)	10,642	298,402
Schawk, Inc.	5,632	77,609
Standard Parking Corp.*	6,573	151,310
Steelcase, Inc., Class A	35,804	545,653
Swisher Hygiene, Inc.*(a)	50,411	40,586
Team, Inc.*	8,785	344,284
Tetra Tech, Inc.*	27,448	647,773
TMS International Corp., Class A	6,046	98,973
TRC Cos., Inc.*	6,970	57,851
UniFirst Corp.	6,224	610,076
United Stationers, Inc.	17,210	712,322
US Ecology, Inc.	7,842	239,730
Viad Corp.	8,653	208,105
West Corp.	9,014	197,947

		13,366,775

Communications Equipment 1.9%
ADTRAN, Inc.	25,208	666,247
Alliance Fiber Optic Products, Inc.(a)	2,421	77,012
Anaren, Inc.*	4,972	116,395
ARRIS Group, Inc.*	49,114	738,675
Aruba Networks, Inc.*	48,161	856,303
Aviat Networks, Inc.*	26,161	69,327
Bel Fuse, Inc., Class B	4,243	66,403
Black Box Corp.	6,873	185,983
CalAmp Corp.*	14,950	229,482
Calix, Inc.*	16,709	195,161
Ciena Corp.*	42,961	947,720
Comtech Telecommunications Corp.	7,160	193,893
Digi International, Inc.*	11,011	109,339
Emulex Corp.*	38,267	306,519
Extreme Networks*	39,658	171,719
Finisar Corp.*	39,740	768,174
Globecomm Systems, Inc.*	10,025	145,262
Harmonic, Inc.*	42,365	324,516
Infinera Corp.*(a)	49,311	537,983
InterDigital, Inc.	17,369	690,070
Ixia*	23,991	333,475
KVH Industries, Inc.*	6,536	91,439
NETGEAR, Inc.*	16,380	488,288
Numerex Corp., Class A*	5,866	63,353
Oplink Communications, Inc.*	8,105	163,316
ParkerVision, Inc.*(a)	37,599	166,188
PC-Tel, Inc.	7,689	74,199
Plantronics, Inc.	18,408	855,788
Procera Networks, Inc.*(a)	8,676	129,446
Ruckus Wireless, Inc.*(a)	18,475	245,902
ShoreTel, Inc.*	24,832	96,596
Sonus Networks, Inc.*	91,523	313,009
Symmetricom, Inc.*	17,194	88,377
Tellabs, Inc.	151,456	339,261
TESSCO Technologies, Inc.	2,286	73,243
Ubiquiti Networks, Inc.	5,330	112,037
ViaSat, Inc.*	16,760	1,119,400
Westell Technologies, Inc., Class A*	19,278	49,930

		12,199,430

Computers & Peripherals 0.6%
Avid Technology, Inc.*	12,900	76,884
Cray, Inc.*	16,867	390,808
Datalink Corp.*	6,827	88,888

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Computers & Peripherals (continued)
Electronics for Imaging, Inc.*	19,754	$593,213
Fusion-io, Inc.*(a)	32,314	465,968
Hutchinson Technology, Inc.*	9,896	33,943
Imation Corp.*	14,758	69,068
Immersion Corp.*	11,904	170,703
Intermec, Inc.*	25,773	255,926
QLogic Corp.*	37,876	417,015
Quantum Corp.*	90,664	145,062
Silicon Graphics International Corp.*	14,217	267,564
STEC, Inc.*	14,361	97,224
Super Micro Computer, Inc.*	13,468	156,094
Synaptics, Inc.*	13,821	552,840

		3,781,200

Construction & Engineering 0.8%
Aegion Corp.*	16,664	380,272
Ameresco, Inc., Class A*	8,376	76,557
Argan, Inc.	5,885	93,277
Comfort Systems USA, Inc.	15,868	245,161
Dycom Industries, Inc.*	14,086	372,997
EMCOR Group, Inc.	28,399	1,172,311
Furmanite Corp.*	15,518	116,230
Granite Construction, Inc.	16,517	499,639
Great Lakes Dredge & Dock Corp.	25,349	194,934
Layne Christensen Co.*	8,451	163,780
MasTec, Inc.*	25,262	833,646
Michael Baker Corp.	3,630	146,652
MYR Group, Inc.*	8,725	188,460
Northwest Pipe Co.*	4,067	121,197
Orion Marine Group, Inc.*	11,509	144,668
Pike Electric Corp.	11,001	134,322
Primoris Services Corp.	14,980	311,584
Sterling Construction Co., Inc.*	6,571	64,527
Tutor Perini Corp.*	15,670	309,953

		5,570,167

Construction Materials 0.2%
Headwaters, Inc.*	31,198	294,197
Texas Industries, Inc.*	9,201	571,750
United States Lime & Minerals, Inc.*	788	46,996
US Concrete, Inc.*	5,648	96,920

		1,009,863

Consumer Finance 0.8%
Cash America International, Inc.	12,136	509,712
Consumer Portfolio Services, Inc.*	7,146	46,449
Credit Acceptance Corp.*	3,030	340,845
DFC Global Corp.*	17,241	267,063
Encore Capital Group, Inc.*	10,560	410,361
EZCORP, Inc., Class A*	21,640	391,251
First Cash Financial Services, Inc.*	12,412	662,801
First Marblehead Corp. (The)*	38,165	64,880
Green Dot Corp., Class A*	10,945	254,800
Imperial Holdings, Inc.*	7,212	53,441
Nelnet, Inc., Class A	9,748	379,002
Nicholas Financial, Inc.	4,303	66,998
Portfolio Recovery Associates, Inc.*	7,166	1,069,955
Regional Management Corp.*	2,324	71,835
World Acceptance Corp.*(a)	3,956	329,456

		4,918,849

Containers & Packaging 0.3%
AEP Industries, Inc.*	1,870	150,909
Berry Plastics Group, Inc.*	23,520	542,371
Boise, Inc.	42,852	389,953
Graphic Packaging Holding Co.*	88,970	765,142
Myers Industries, Inc.	12,031	234,244
UFP Technologies, Inc.*	2,436	51,814

		2,134,433

Distributors 0.2%
Core-Mark Holding Co., Inc.	4,889	306,296
Pool Corp.	19,719	1,040,769
VOXX International Corp.*	7,881	106,787
Weyco Group, Inc.(a)	2,793	76,333

		1,530,185

Diversified Consumer Services 1.2%
American Public Education, Inc.*	7,499	296,285
Ascent Capital Group, Inc., Class A*	5,973	464,162
Bridgepoint Education, Inc.*(a)	7,770	125,252
Bright Horizons Family Solutions, Inc.*	5,024	177,900
Capella Education Co.*	4,709	230,788
Career Education Corp.*	23,185	74,656
Carriage Services, Inc.	6,716	125,992
Corinthian Colleges, Inc.*	33,642	75,358
Education Management Corp.*(a)	10,376	73,151
Grand Canyon Education, Inc.*	19,291	652,422
Hillenbrand, Inc.	23,377	579,516
ITT Educational Services, Inc.*(a)	9,903	259,756
JTH Holding, Inc., Class A*	1,842	32,124
K12, Inc.*(a)	11,442	355,846
LifeLock, Inc.*	25,754	292,823
Lincoln Educational Services Corp.	10,255	64,299
Mac-Gray Corp.	5,075	74,603
Matthews International Corp., Class A	11,749	454,451
Outerwall, Inc.*(a)	11,960	660,790
Regis Corp.	20,225	351,308
Sotheby’s	28,878	1,299,510
Steiner Leisure Ltd.*	6,244	361,777
Stewart Enterprises, Inc., Class A	30,842	405,264
Strayer Education, Inc.(a)	4,602	203,685
Universal Technical Institute, Inc.	9,126	106,774

		7,798,492

Diversified Financial Services 0.3%
California First National Bancorp	1,047	18,103
Gain Capital Holdings, Inc.	4,836	26,308
MarketAxess Holdings, Inc.	15,958	825,028
Marlin Business Services Corp.	3,477	79,554
NewStar Financial, Inc.*	11,221	172,803
PHH Corp.*	24,294	550,502
PICO Holdings, Inc.*	9,692	212,158
Resource America, Inc., Class A	5,399	44,812

		1,929,268

Diversified Telecommunication Services 0.6%
8x8, Inc.*	30,819	279,220
Atlantic Tele-Network, Inc.	3,936	200,736
Cbeyond, Inc.*	11,400	96,558
Cincinnati Bell, Inc.*	88,787	306,315
Cogent Communications Group, Inc.	20,096	575,148
Consolidated Communications Holdings, Inc.	17,234	301,423
FairPoint Communications, Inc.*(a)	9,021	79,024

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Diversified Telecommunication Services (continued)
General Communication, Inc., Class A*	13,614	$120,484
Hawaiian Telcom Holdco, Inc.*(a)	4,456	123,966
HickoryTech Corp.	5,825	65,356
IDT Corp., Class B	6,543	135,244
inContact, Inc.*	22,696	192,462
Inteliquent, Inc.	13,792	115,025
Iridium Communications, Inc.*(a)	27,141	228,527
Lumos Networks Corp.	6,663	126,264
magicJack VocalTec Ltd.*(a)	7,883	121,083
ORBCOMM, Inc.*	15,203	73,278
Premiere Global Services, Inc.*	20,515	225,665
Primus Telecommunications Group, Inc.	5,148	61,673
Towerstream Corp.*(a)	28,052	82,192
Vonage Holdings Corp.*	59,048	190,135

		3,699,778

Electric Utilities 1.4%
ALLETE, Inc.	16,937	908,162
Cleco Corp.	25,637	1,243,651
El Paso Electric Co.	17,117	646,509
Empire District Electric Co. (The)	18,194	421,737
IDACORP, Inc.	21,295	1,123,737
MGE Energy, Inc.	9,833	577,295
Otter Tail Corp.	15,442	472,371
PNM Resources, Inc.	33,760	792,685
Portland General Electric Co.	32,084	1,017,063
UIL Holdings Corp.	21,495	877,856
Unitil Corp.	5,832	179,276
UNS Energy Corp.	17,618	895,875

		9,156,217

Electrical Equipment 1.4%
Acuity Brands, Inc.	18,149	1,569,888
American Superconductor Corp.*(a)	19,160	48,091
AZZ, Inc.	10,840	410,077
Brady Corp., Class A	19,636	653,290
Capstone Turbine Corp.*(a)	130,343	191,604
Coleman Cable, Inc.	3,701	80,423
Encore Wire Corp.	8,740	364,545
EnerSys, Inc.	20,346	1,076,710
Enphase Energy, Inc.*(a)	6,734	42,761
Franklin Electric Co., Inc.	20,169	751,497
FuelCell Energy, Inc.*(a)	67,471	82,315
Generac Holdings, Inc.	21,837	946,634
General Cable Corp.	21,112	665,450
Global Power Equipment Group, Inc.	7,258	131,225
GrafTech International Ltd.*(a)	49,510	372,315
II-VI, Inc.*	21,720	384,010
LSI Industries, Inc.	9,188	74,974
Polypore International, Inc.*(a)	19,820	832,242
Powell Industries, Inc.*	3,893	191,536
Power Solutions International, Inc.*	896	39,254
PowerSecure International, Inc.*	8,013	130,452
Preformed Line Products Co.	1,092	79,661
Revolution Lighting Technologies, Inc.*	12,595	52,647
Thermon Group Holdings, Inc.*	11,490	229,915
Vicor Corp.*	7,624	63,203

		9,464,719

Electronic Equipment, Instruments & Components 2.5%
Aeroflex Holding Corp.*	8,411	63,251
Agilysys, Inc.*	5,987	69,389
Anixter International, Inc.*	11,417	948,068
Audience, Inc.*	4,052	51,055
Badger Meter, Inc.	6,117	291,414
Belden, Inc.	18,628	1,091,787
Benchmark Electronics, Inc.*	23,121	511,437
Checkpoint Systems, Inc.*	17,397	299,228
Cognex Corp.	18,321	973,028
Coherent, Inc.	10,358	587,091
CTS Corp.	14,289	200,761
Daktronics, Inc.	15,466	168,270
DTS, Inc.*	7,781	176,162
Electro Rent Corp.	7,979	142,665
Electro Scientific Industries, Inc.	9,967	113,126
Fabrinet*	12,004	177,779
FARO Technologies, Inc.*	7,272	267,101
FEI Co.	16,311	1,263,287
GSI Group, Inc.*	12,692	106,740
Insight Enterprises, Inc.*	18,516	396,057
InvenSense, Inc.*(a)	24,124	426,512
Itron, Inc.*	16,778	723,467
KEMET Corp.*	18,812	82,020
Littelfuse, Inc.	9,377	750,066
Maxwell Technologies, Inc.*	12,610	99,997
Measurement Specialties, Inc.*	6,551	326,109
Mercury Systems, Inc.*	13,816	128,213
Mesa Laboratories, Inc.	1,153	75,245
Methode Electronics, Inc.	15,795	298,368
MTS Systems Corp.	6,730	424,327
Multi-Fineline Electronix, Inc.*	3,710	56,095
Navarre Corp.*	16,693	51,915
Neonode, Inc.*(a)	10,776	83,945
Newport Corp.*	16,546	242,399
OSI Systems, Inc.*	8,479	596,837
Park Electrochemical Corp.	8,876	241,427
PC Connection, Inc.	3,965	67,246
Plexus Corp.*	14,509	507,380
Radisys Corp.*	10,247	42,320
RealD, Inc.*(a)	17,266	183,883
Richardson Electronics Ltd.	5,185	58,279
Rofin-Sinar Technologies, Inc.*	12,037	278,175
Rogers Corp.*	7,242	402,800
Sanmina Corp.*	35,220	579,721
ScanSource, Inc.*	11,853	422,085
SYNNEX Corp.*	11,216	555,416
TTM Technologies, Inc.*	22,557	208,427
Uni-Pixel, Inc.*(a)	4,303	57,144
Universal Display Corp.*(a)	17,115	495,479
Viasystems Group, Inc.*	1,709	25,379
Vishay Precision Group, Inc.*	5,260	85,317
Zygo Corp.*	7,085	111,022

		16,584,711

Energy Equipment & Services 1.8%
Basic Energy Services, Inc.*	12,766	146,043
Bolt Technology Corp.	3,609	65,431
Bristow Group, Inc.	15,275	1,038,853
C&J Energy Services, Inc.*	19,165	370,843
Cal Dive International, Inc.*(a)	41,239	80,828
CARBO Ceramics, Inc.(a)	8,395	737,585
Dawson Geophysical Co.*	3,428	123,682
Era Group, Inc.*	8,501	207,339
Exterran Holdings, Inc.*	24,352	773,176

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services (continued)
Forum Energy Technologies, Inc.*	16,683	$481,805
Geospace Technologies Corp.*	5,495	408,883
Global Geophysical Services, Inc.*	9,599	42,140
Gulf Island Fabrication, Inc.	6,147	152,015
GulfMark Offshore, Inc., Class A	11,356	559,283
Helix Energy Solutions Group, Inc.*	44,866	1,138,250
Hercules Offshore, Inc.*	67,885	468,406
Hornbeck Offshore Services, Inc.*	15,136	801,451
ION Geophysical Corp.*	56,700	348,705
Key Energy Services, Inc.*	64,807	410,876
Matrix Service Co.*	11,188	177,330
Mitcham Industries, Inc.*	5,514	93,352
Natural Gas Services Group, Inc.*	5,333	129,859
Newpark Resources, Inc.*	36,723	420,111
Nuverra Environmental Solutions, Inc.*(a)	60,802	179,366
Parker Drilling Co.*	50,714	307,834
PHI, Inc., Non-Voting Shares*	5,368	188,954
Pioneer Energy Services Corp.*	26,494	179,629
RigNet, Inc.*	5,075	138,548
SEACOR Holdings, Inc.	8,514	745,486
Tesco Corp.*	12,867	170,359
TETRA Technologies, Inc.*	33,332	337,320
TGC Industries, Inc.	6,436	57,731
Vantage Drilling Co.*(a)	85,658	157,611
Willbros Group, Inc.*	17,064	122,520

		11,761,604

Food & Staples Retailing 1.2%
Andersons, Inc. (The)	7,949	471,535
Arden Group, Inc., Class A	501	65,125
Casey’s General Stores, Inc.	16,195	1,072,595
Chefs’ Warehouse Inc. (The)*	5,889	118,075
Fairway Group Holdings Corp.*(a)	6,662	167,016
Harris Teeter Supermarkets, Inc.	21,001	1,032,829
Ingles Markets, Inc., Class A	5,316	151,293
Nash Finch Co.	5,241	122,902
Natural Grocers by Vitamin Cottage, Inc.*(a)	3,749	134,364
Pantry, Inc. (The)*	10,152	126,392
PriceSmart, Inc.	8,028	730,789
Rite Aid Corp.*	310,501	931,503
Roundy’s, Inc.(a)	10,653	97,155
Spartan Stores, Inc.	9,228	181,515
SUPERVALU, Inc.*(a)	85,929	688,291
Susser Holdings Corp.*	7,665	396,434
United Natural Foods, Inc.*	20,847	1,221,634
Village Super Market, Inc., Class A	2,736	100,822
Weis Markets, Inc.	4,672	234,628

		8,044,897

Food Products 1.7%
Alico, Inc.	1,252	57,367
Annie’s, Inc.*(a)	5,805	239,805
B&G Foods, Inc.	22,381	779,754
Boulder Brands, Inc.*(a)	25,083	323,821
Calavo Growers, Inc.	5,189	140,933
Cal-Maine Foods, Inc.	6,319	320,247
Chiquita Brands International, Inc.*	19,654	237,420
Darling International, Inc.*	49,955	1,014,086
Diamond Foods, Inc.*(a)	9,479	193,277
Dole Food Co., Inc.*	21,789	281,078
Farmer Bros. Co.*	2,574	41,004
Fresh Del Monte Produce, Inc.	16,082	451,743
Griffin Land & Nurseries, Inc.	1,108	35,257
Hain Celestial Group, Inc. (The)*	16,257	1,186,111
Inventure Foods, Inc.*	5,858	51,960
J&J Snack Foods Corp.	6,352	506,127
John B. Sanfilippo & Son, Inc.	3,545	76,501
Lancaster Colony Corp.	7,864	652,948
Lifeway Foods, Inc.	1,985	35,095
Limoneira Co.	4,306	96,627
Omega Protein Corp.*	8,387	70,199
Pilgrim’s Pride Corp.*	25,794	428,696
Post Holdings, Inc.*	13,876	643,708
Sanderson Farms, Inc.	9,788	691,424
Seaboard Corp.	125	352,500
Seneca Foods Corp., Class A*	3,489	122,638
Snyders-Lance, Inc.	20,166	638,254
Tootsie Roll Industries, Inc.	8,352	282,799
TreeHouse Foods, Inc.*	15,326	1,087,993

		11,039,372

Gas Utilities 0.9%
Chesapeake Utilities Corp.	4,097	242,829
Delta Natural Gas Co., Inc.	3,017	68,697
Laclede Group, Inc. (The)	13,851	635,207
New Jersey Resources Corp.	17,747	794,356
Northwest Natural Gas Co.	11,439	502,630
Piedmont Natural Gas Co., Inc.	32,099	1,109,020
South Jersey Industries, Inc.	13,587	830,166
Southwest Gas Corp.	19,686	977,213
WGL Holdings, Inc.	21,971	1,010,007

		6,170,125

Health Care Equipment & Supplies 3.2%
Abaxis, Inc.	9,408	396,077
ABIOMED, Inc.*(a)	16,455	412,691
Accuray, Inc.*(a)	31,491	195,559
Align Technology, Inc.*	30,991	1,333,853
Alphatec Holdings, Inc.*	26,112	60,058
Analogic Corp.	5,210	371,942
AngioDynamics, Inc.*	10,372	123,945
Anika Therapeutics, Inc.*	5,078	102,119
Antares Pharma, Inc.*(a)	47,893	211,687
ArthroCare Corp.*	11,999	435,084
AtriCure, Inc.*	8,852	85,510
Atrion Corp.	668	161,088
Biolase, Inc.*(a)	13,391	48,877
Cantel Medical Corp.	13,923	369,516
Cardiovascular Systems, Inc.*	8,884	182,922
Cerus Corp.*(a)	29,702	166,331
CONMED Corp.	11,811	387,401
CryoLife, Inc.	11,806	83,586
Cutera, Inc.*	6,150	58,733
Cyberonics, Inc.*	11,759	611,350
Cynosure, Inc., Class A*	8,004	227,954
Derma Sciences, Inc.*(a)	5,782	82,162
DexCom, Inc.*	30,069	654,903
Endologix, Inc.*	26,672	416,883
Exactech, Inc.*	3,840	82,906
GenMark Diagnostics, Inc.*	12,313	116,974
Globus Medical, Inc., Class A*(a)	23,171	388,346

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Greatbatch, Inc.*	10,180	$384,804
Haemonetics Corp.*	21,607	912,248
HeartWare International, Inc.*	6,920	639,546
ICU Medical, Inc.*	5,488	393,435
Insulet Corp.*	22,632	721,734
Integra LifeSciences Holdings Corp.*	8,515	335,406
Invacare Corp.	13,633	212,811
MAKO Surgical Corp.*(a)	17,867	250,853
Masimo Corp.	20,733	482,872
Medical Action Industries, Inc.*	6,062	55,710
Meridian Bioscience, Inc.(a)	17,662	436,781
Merit Medical Systems, Inc.*	18,129	238,215
Natus Medical, Inc.*	12,895	164,927
Navidea Biopharmaceuticals, Inc.*(a)	50,783	154,380
Neogen Corp.*	10,172	574,515
NuVasive, Inc.*	18,781	428,582
NxStage Medical, Inc.*	25,368	328,769
OraSure Technologies, Inc.*	23,585	104,482
Orthofix International NV*	8,317	188,879
PhotoMedex, Inc.*(a)	5,916	94,183
Quidel Corp.*(a)	11,968	320,383
Rochester Medical Corp.*	4,695	69,392
Rockwell Medical, Inc.*(a)	16,871	85,199
RTI Surgical, Inc.*	24,146	94,652
Solta Medical, Inc.*	29,463	79,845
Spectranetics Corp.*	17,199	309,926
Staar Surgical Co.*	15,716	165,175
STERIS Corp.	24,961	1,123,744
SurModics, Inc.*	6,133	124,132
Symmetry Medical, Inc.*	15,735	137,052
TearLab Corp.*(a)	10,849	153,513
Thoratec Corp.*	24,345	798,273
Tornier NV*	10,990	180,236
Unilife Corp.*(a)	38,887	109,661
Utah Medical Products, Inc.	1,442	80,492
Vascular Solutions, Inc.*	6,977	112,748
Volcano Corp.*	23,164	462,585
West Pharmaceutical Services, Inc.	14,637	1,079,625
Wright Medical Group, Inc.*	17,194	471,459
ZELTIQ Aesthetics, Inc.*	7,589	45,838

		20,875,519

Health Care Providers & Services 2.6%
Acadia Healthcare Co., Inc.*	15,056	555,115
Accretive Health, Inc.*(a)	25,080	250,298
Addus HomeCare Corp.*	2,303	45,231
Air Methods Corp.(a)	16,541	555,612
Alliance HealthCare Services, Inc.*	2,081	40,580
Almost Family, Inc.	3,584	68,562
Amedisys, Inc.*	13,223	165,420
AMN Healthcare Services, Inc.*	19,531	288,668
Amsurg Corp.*	13,601	531,935
Bio-Reference Labs, Inc.*(a)	10,413	278,548
BioScrip, Inc.*	24,777	402,626
Capital Senior Living Corp.*	12,153	280,005
Centene Corp.*	23,130	1,283,021
Chemed Corp.(a)	8,024	566,414
Chindex International, Inc.*	4,928	84,367
CorVel Corp.*	4,776	161,859
Cross Country Healthcare, Inc.*	11,760	66,326
Emeritus Corp.*	17,129	397,222
Ensign Group, Inc. (The)	8,238	315,021
ExamWorks Group, Inc.*	12,805	310,905
Five Star Quality Care, Inc.*	18,462	109,295
Gentiva Health Services, Inc.*	13,310	142,949
Hanger, Inc.*	14,755	544,755
HealthSouth Corp.*	36,895	1,201,301
Healthways, Inc.*	14,424	247,516
IPC The Hospitalist Co., Inc.*	7,134	359,340
Kindred Healthcare, Inc.*	23,050	354,048
Landauer, Inc.	4,041	199,100
LHC Group, Inc.*	5,169	118,577
Magellan Health Services, Inc.*	11,505	657,511
Molina Healthcare, Inc.*	12,056	447,519
MWI Veterinary Supply, Inc.*	5,442	773,689
National HealthCare Corp.	4,569	219,449
National Research Corp., Class B(a)	563	22,013
National Research Corp., Class A*	3,596	64,656
Owens & Minor, Inc.	26,701	960,168
PharMerica Corp.*	12,377	181,199
Providence Service Corp. (The)*	4,529	124,865
Select Medical Holdings Corp.	20,525	184,109
Skilled Healthcare Group, Inc., Class A*	8,576	55,916
Team Health Holdings, Inc.*	29,192	1,174,102
Triple-S Management Corp., Class B*	9,997	217,535
U.S. Physical Therapy, Inc.	5,115	146,391
Universal American Corp.	16,460	178,426
USMD Holdings, Inc.*(a)	425	13,090
Vanguard Health Systems, Inc.*	14,392	300,937
WellCare Health Plans, Inc.*	18,394	1,122,586

		16,768,777

Health Care Technology 0.9%
athenahealth, Inc.*(a)	15,574	1,743,509
Computer Programs & Systems, Inc.	4,723	263,260
Greenway Medical Technologies, Inc.*(a)	6,072	70,253
HealthStream, Inc.*	8,460	266,490
HMS Holdings Corp.*	37,097	897,376
MedAssets, Inc.*	25,888	563,582
Medidata Solutions, Inc.*	11,266	1,042,443
Merge Healthcare, Inc.*	27,737	125,649
Omnicell, Inc.*	14,590	307,849
Quality Systems, Inc.	16,980	388,333
Vocera Communications, Inc.*	8,931	129,321

		5,798,065

Hotels, Restaurants & Leisure 2.8%
AFC Enterprises, Inc.*	10,169	374,219
Ameristar Casinos, Inc.	14,075	372,565
Biglari Holdings, Inc.*	515	214,528
BJ’s Restaurants, Inc.*	10,488	373,792
Bloomin’ Brands, Inc.*	23,483	554,199
Bob Evans Farms, Inc.	11,852	602,319
Boyd Gaming Corp.*	24,158	321,543
Bravo Brio Restaurant Group, Inc.*	8,285	135,377
Buffalo Wild Wings, Inc.*	7,978	826,361

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Corp.*(a)	15,742	$252,817
Carrols Restaurant Group, Inc.*	9,949	65,365
CEC Entertainment, Inc.	7,572	314,919
Cheesecake Factory, Inc. (The)	22,672	962,200
Churchill Downs, Inc.	5,834	473,779
Chuy’s Holdings, Inc.*	6,875	242,619
Cracker Barrel Old Country Store, Inc.	8,353	817,759
Del Frisco’s Restaurant Group, Inc.*	4,496	94,596
Denny’s Corp.*	39,187	222,974
DineEquity, Inc.	7,030	489,780
Diversified Restaurant Holdings, Inc.*	4,417	31,493
Einstein Noah Restaurant Group, Inc.	2,749	44,616
Fiesta Restaurant Group, Inc.*	8,428	265,903
Ignite Restaurant Group, Inc.*	2,961	47,406
International Speedway Corp., Class A	11,840	400,784
Interval Leisure Group, Inc.	16,757	360,443
Isle of Capri Casinos, Inc.*	8,883	70,531
Jack in the Box, Inc.*	18,915	758,302
Jamba, Inc.*	7,195	105,263
Krispy Kreme Doughnuts, Inc.*	27,850	585,407
Life Time Fitness, Inc.*	18,216	970,731
Luby’s, Inc.*	8,523	68,525
Marcus Corp.	7,962	103,108
Marriott Vacations Worldwide Corp.*	12,377	544,588
Monarch Casino & Resort, Inc.*	3,607	73,944
Morgans Hotel Group Co.*	11,301	81,254
Multimedia Games Holding Co., Inc.*	12,300	430,377
Nathan’s Famous, Inc.*	1,171	67,051
Orient-Express Hotels Ltd., Class A*	40,759	509,895
Papa John’s International, Inc.*	6,814	455,584
Pinnacle Entertainment, Inc.*	24,852	528,105
Red Robin Gourmet Burgers, Inc.*	6,028	342,873
Ruby Tuesday, Inc.*	25,955	189,991
Ruth’s Hospitality Group, Inc.	14,875	177,905
Scientific Games Corp., Class A*	20,379	277,766
SHFL Entertainment, Inc.*	23,871	543,065
Sonic Corp.*	23,931	367,819
Speedway Motorsports, Inc.	5,026	92,830
Texas Roadhouse, Inc.	26,550	648,882
Town Sports International Holdings, Inc.	10,026	126,528
Vail Resorts, Inc.	15,170	1,016,087
WMS Industries, Inc.*	23,297	599,898

		18,598,665

Household Durables 1.1%
American Greetings Corp., Class A	13,581	258,582
Bassett Furniture Industries, Inc.	4,660	74,234
Beazer Homes USA, Inc.*(a)	10,598	182,180
Blyth, Inc.(a)	3,890	54,499
Cavco Industries, Inc.*	2,949	161,576
CSS Industries, Inc.	3,573	95,149
Ethan Allen Interiors, Inc.(a)	10,555	320,555
EveryWare Global, Inc.*(a)	4,158	55,052
Flexsteel Industries, Inc.	1,995	49,656
Helen of Troy Ltd.*	13,556	575,859
Hooker Furniture Corp.	4,568	76,788
Hovnanian Enterprises, Inc., Class A*(a)	47,851	256,003
iRobot Corp.*	11,941	417,457
KB Home(a)	35,573	631,421
La-Z-Boy, Inc.	22,285	461,968
Libbey, Inc.*	8,989	221,669
Lifetime Brands, Inc.	4,326	64,803
M.D.C. Holdings, Inc.	16,461	520,826
M/I Homes, Inc.*	10,309	219,169
Meritage Homes Corp.*	15,371	695,691
NACCO Industries, Inc., Class A	2,123	130,204
Ryland Group, Inc. (The)	19,623	793,554
Skullcandy, Inc.*(a)	7,261	40,081
Standard Pacific Corp.*	63,022	515,520
TRI Pointe Homes, Inc.*	6,336	95,610
Universal Electronics, Inc.*	6,389	196,973
William Lyon Homes, Class A*(a)	5,830	131,816
Zagg, Inc.*(a)	13,011	58,940

		7,355,835

Household Products 0.2%
Central Garden and Pet Co., Class A*	17,707	133,511
Harbinger Group, Inc.*	14,129	112,467
Oil-Dri Corp. of America	2,063	65,727
Orchids Paper Products Co.	2,555	69,291
Spectrum Brands Holdings, Inc.	9,142	515,792
WD-40 Co.	6,573	378,013

		1,274,801

Independent Power Producers & Energy Traders 0.2%
Atlantic Power Corp.(a)	51,030	217,388
Dynegy, Inc.*	42,407	883,762
Genie Energy Ltd., Class B*	5,399	55,663
Ormat Technologies, Inc.	7,534	173,508

		1,330,321

Industrial Conglomerates 0.1%
Raven Industries, Inc.	15,463	474,096

Information Technology Services 2.0%
Acxiom Corp.*	31,256	805,467
Blackhawk Network Holdings, Inc.*	4,842	118,145
CACI International, Inc., Class A*	9,807	651,185
Cardtronics, Inc.*	18,948	558,208
Cass Information Systems, Inc.	4,387	242,206
CIBER, Inc.*	31,835	115,879
Computer Task Group, Inc.	6,643	123,560
Convergys Corp.	44,681	845,811
CSG Systems International, Inc.	14,428	341,655
EPAM Systems, Inc.*	9,271	268,395
Euronet Worldwide, Inc.*	21,098	776,617
EVERTEC, Inc.*	12,517	299,156
ExlService Holdings, Inc.*	13,834	387,352
Forrester Research, Inc.	5,341	187,362
Global Cash Access Holdings, Inc.*	27,795	194,287
Hackett Group, Inc. (The)	11,037	61,366
Heartland Payment Systems, Inc.(a)	15,452	576,514
Higher One Holdings, Inc.*	13,284	143,467
iGATE Corp.*	14,779	344,499
Lionbridge Technologies, Inc.*	24,432	80,870
ManTech International Corp., Class A(a)	10,144	299,654
MAXIMUS, Inc.	28,939	1,088,396
ModusLink Global Solutions, Inc.*	15,515	48,252
MoneyGram International, Inc.*	9,130	198,212
Planet Payment, Inc.*	17,835	53,683
PRGX Global, Inc.*	12,056	74,747

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Information Technology Services (continued)
Sapient Corp.*	46,973	$644,000
ServiceSource International, Inc.*	25,916	276,524
Sykes Enterprises, Inc.*	16,707	293,375
Syntel, Inc.	6,559	470,805
TeleTech Holdings, Inc.*	8,476	212,324
Unisys Corp.*	18,787	487,335
Virtusa Corp.*	8,666	223,410
WEX, Inc.*	16,437	1,429,033

		12,921,751

Insurance 2.4%
Ambac Financial Group, Inc.*	19,090	478,014
American Equity Investment Life Holding Co.	27,270	496,314
American Safety Insurance Holdings Ltd.*	4,053	121,428
AMERISAFE, Inc.	7,839	280,087
Amtrust Financial Services, Inc.(a)	11,966	498,145
Argo Group International Holdings Ltd.	11,569	516,556
Baldwin & Lyons, Inc., Class B	3,942	105,291
Citizens, Inc.*(a)	18,346	130,990
CNO Financial Group, Inc.	94,182	1,344,919
Crawford & Co., Class B	11,056	86,900
Donegal Group, Inc., Class A	3,204	44,055
Eastern Insurance Holdings, Inc.	2,739	53,493
eHealth, Inc.*	8,294	254,958
EMC Insurance Group, Inc.	1,916	55,564
Employers Holdings, Inc.	13,191	346,791
Enstar Group Ltd.*	4,039	580,324
FBL Financial Group, Inc., Class A	3,794	167,809
First American Financial Corp.	45,775	1,040,466
Fortegra Financial Corp.*	3,074	20,749
Global Indemnity PLC*	4,024	104,544
Greenlight Capital Re Ltd., Class A*	12,009	317,518
Hallmark Financial Services, Inc.*	5,990	58,522
HCI Group, Inc.	3,947	144,065
Health Insurance Innovations, Inc., Class A*	1,793	21,749
Hilltop Holdings, Inc.*	26,338	448,536
Horace Mann Educators Corp.	16,718	473,788
Independence Holding Co.	3,442	48,291
Infinity Property & Casualty Corp.	4,910	319,199
Investors Title Co.	538	40,119
Kansas City Life Insurance Co.	1,703	74,949
Maiden Holdings Ltd.	21,285	258,826
Meadowbrook Insurance Group, Inc.	21,296	161,637
Montpelier Re Holdings Ltd.	19,695	531,962
National Interstate Corp.	2,836	77,281
National Western Life Insurance Co., Class A	931	199,187
Navigators Group, Inc. (The)*	4,343	251,720
OneBeacon Insurance Group Ltd., Class A	9,639	139,765
Phoenix Cos., Inc. (The)*	2,435	103,901
Platinum Underwriters Holdings Ltd.	12,370	718,573
Primerica, Inc.	24,206	993,414
RLI Corp.	9,054	747,317
Safety Insurance Group, Inc.	5,491	295,251
Selective Insurance Group, Inc.	23,628	577,705
State Auto Financial Corp.	6,446	130,854
Stewart Information Services Corp.	9,020	278,989
Symetra Financial Corp.	34,555	621,299
Tower Group International Ltd.	24,344	532,403
United Fire Group, Inc.	8,754	227,692
Universal Insurance Holdings, Inc.	12,408	97,527

		15,619,436

Internet & Catalog Retail 0.4%
1-800-FLOWERS.COM, Inc., Class A*	11,029	72,571
Blue Nile, Inc.*	5,276	204,867
HSN, Inc.	14,287	858,077
Nutrisystem, Inc.	12,219	152,860
Orbitz Worldwide, Inc.*(a)	10,034	92,413
Overstock.com, Inc.*(a)	4,772	162,296
PetMed Express, Inc.(a)	8,593	143,933
Shutterfly, Inc.*	16,090	862,263
ValueVision Media, Inc., Class A*	16,607	98,479
Vitacost.com, Inc.*	9,434	84,151

		2,731,910

Internet Software & Services 2.8%
Active Network, Inc. (The)*	22,865	195,038
Angie’s List, Inc.*(a)	17,969	395,677
Bankrate, Inc.*	19,684	352,934
Bazaarvoice, Inc.*(a)	20,340	213,163
Blucora, Inc.*	17,371	347,420
Brightcove, Inc.*	11,889	121,506
Carbonite, Inc.*	5,111	67,414
ChannelAdvisor Corp.*	2,529	49,670
comScore, Inc.*	15,199	440,163
Constant Contact, Inc.*	13,077	250,948
Cornerstone OnDemand, Inc.*	17,165	755,947
CoStar Group, Inc.*	12,103	1,894,725
Dealertrack Technologies, Inc.*	18,465	690,591
Demand Media, Inc.*(a)	15,237	99,650
Demandware, Inc.*	6,826	303,211
Dice Holdings, Inc.*	17,322	150,182
Digital River, Inc.*	15,031	255,377
E2open, Inc.*(a)	6,212	123,495
EarthLink, Inc.	43,907	275,297
eGain Corp.*	5,481	63,086
Envestnet, Inc.*	9,590	238,695
Global Eagle Entertainment, Inc.*	9,049	102,344
Internap Network Services Corp.*	22,777	185,632
IntraLinks Holdings, Inc.*	16,419	155,980
j2 Global, Inc.(a)	19,516	893,247
Keynote Systems, Inc.	6,890	137,318
Limelight Networks, Inc.*	21,276	51,062
Liquidity Services, Inc.*(a)	10,559	300,931
LivePerson, Inc.*	23,461	216,780
LogMeIn, Inc.*	10,327	306,918
Marchex, Inc., Class B	9,567	58,359
Marin Software, Inc.*(a)	3,880	44,853
Market Leader, Inc.*	10,201	119,454
Marketo, Inc.*	2,950	92,718
Millennial Media, Inc.*(a)	14,959	148,244
Monster Worldwide, Inc.*	49,600	283,712
Move, Inc.*	16,941	235,310
Net Element International, Inc.*(a)	816	4,929
NIC, Inc.	27,616	508,687
OpenTable, Inc.*(a)	9,696	617,441
Perficient, Inc.*	14,294	195,113
QuinStreet, Inc.*	13,400	124,754
RealNetworks, Inc.*	9,500	74,765
Reis, Inc.*	3,444	63,370

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services (continued)
Responsys, Inc.*	15,644	$226,682
SciQuest, Inc.*	9,659	238,191
Shutterstock, Inc.*	3,144	167,104
Spark Networks, Inc.*(a)	7,412	61,371
SPS Commerce, Inc.*	6,375	411,379
Stamps.com, Inc.*	5,569	221,980
Support.com, Inc.*	21,039	106,247
TechTarget, Inc.*	6,207	33,456
Travelzoo, Inc.*	3,365	96,474
Trulia, Inc.*(a)	10,186	379,530
United Online, Inc.	39,283	318,978
Unwired Planet, Inc.*	36,328	73,746
ValueClick, Inc.*	32,255	788,312
VistaPrint NV*(a)	13,818	704,442
Vocus, Inc.*	8,024	82,005
Web.com Group, Inc.*	17,822	463,016
WebMD Health Corp.*	14,827	489,439
XO Group, Inc.*	11,340	135,626
Xoom Corp.*	3,143	103,122
Yelp, Inc.*(a)	12,651	528,812
Zillow, Inc., Class A*(a)	8,852	653,986
Zix Corp.*	26,231	118,039

		18,608,047

Leisure Equipment & Products 0.5%
Arctic Cat, Inc.	5,600	308,224
Black Diamond, Inc.*(a)	9,383	97,020
Brunswick Corp.	38,355	1,447,901
Callaway Golf Co.	30,094	216,075
JAKKS Pacific, Inc.(a)	8,221	49,408
Johnson Outdoors, Inc., Class A*	2,143	54,582
LeapFrog Enterprises, Inc.*(a)	27,054	311,662
Marine Products Corp.	4,265	38,556
Nautilus, Inc.*	13,137	115,343
Smith & Wesson Holding Corp.*(a)	27,350	323,824
Steinway Musical Instruments, Inc.*	2,962	107,669
Sturm Ruger & Co., Inc.	8,237	419,016

		3,489,280

Life Sciences Tools & Services 0.4%
Accelerate Diagnostics, Inc.*(a)	4,351	36,461
Affymetrix, Inc.*	29,995	113,981
Albany Molecular Research, Inc.*	9,839	125,054
Cambrex Corp.*	12,749	186,773
Fluidigm Corp.*	10,826	192,270
Furiex Pharmaceuticals, Inc.*	2,848	125,284
Harvard Bioscience, Inc.*	10,743	57,475
Luminex Corp.*	15,910	316,768
NeoGenomics, Inc.*(a)	13,650	38,766
Pacific Biosciences of California, Inc.*	19,514	50,541
PAREXEL International Corp.*	24,090	1,191,250
Sequenom, Inc.*(a)	48,921	146,763

		2,581,386

Machinery 3.2%
Accuride Corp.*	17,158	98,144
Actuant Corp., Class A	30,925	1,091,962
Alamo Group, Inc.	3,014	125,593
Albany International Corp., Class A	11,878	409,910
Altra Holdings, Inc.	11,498	286,760
American Railcar Industries, Inc.(a)	4,022	144,510
Ampco-Pittsburgh Corp.	3,615	69,553
Astec Industries, Inc.	8,665	303,275
Barnes Group, Inc.	22,859	754,347
Blount International, Inc.*	20,965	276,319
Briggs & Stratton Corp.	20,500	415,125
Chart Industries, Inc.*	12,846	1,460,590
CIRCOR International, Inc.	7,473	392,482
CLARCOR, Inc.	21,114	1,160,848
Columbus McKinnon Corp.*	8,319	184,016
Commercial Vehicle Group, Inc.*	10,073	72,929
Douglas Dynamics, Inc.	9,392	134,963
Dynamic Materials Corp.	5,825	112,947
Energy Recovery, Inc.*	19,246	84,105
EnPro Industries, Inc.*	8,867	503,912
ESCO Technologies, Inc.	11,244	389,380
ExOne Co. (The)*(a)	2,566	156,577
Federal Signal Corp.*	26,632	258,330
Flow International Corp.*	20,501	79,134
FreightCar America, Inc.	5,190	94,510
Global Brass & Copper Holdings, Inc.*	3,367	62,727
Gorman-Rupp Co. (The)	6,422	223,036
Graham Corp.	4,149	135,631
Greenbrier Cos., Inc. (The)*	10,373	237,230
Hardinge, Inc.	4,939	78,135
Hurco Cos., Inc.	2,748	78,318
Hyster-Yale Materials Handling, Inc.	4,484	291,505
John Bean Technologies Corp.	12,334	292,439
Kadant, Inc.	4,776	156,366
Kaydon Corp.	13,717	398,890
LB Foster Co., Class A	4,294	199,585
Lindsay Corp.	5,470	410,797
Lydall, Inc.*	7,241	112,670
Manitex International, Inc.*	5,134	59,246
Meritor, Inc.*	41,475	337,192
Met-Pro Corp.	6,280	85,722
Middleby Corp.*	7,969	1,425,973
Miller Industries, Inc.	4,710	78,139
Mueller Industries, Inc.	11,927	654,673
Mueller Water Products, Inc., Class A	67,243	520,461
NN, Inc.	7,224	88,855
Omega Flex, Inc.	1,161	20,910
PMFG, Inc.*	8,389	63,756
Proto Labs, Inc.*(a)	7,250	490,607
RBC Bearings, Inc.*	9,751	534,940
Rexnord Corp.*	12,844	243,651
Standex International Corp.	5,404	318,998
Sun Hydraulics Corp.	9,136	287,327
Tecumseh Products Co., Class A*	7,688	88,258
Tennant Co.	7,835	404,286
Titan International, Inc.	22,786	392,831
Trimas Corp.*	16,864	624,474
Twin Disc, Inc.	3,526	88,079
Wabash National Corp.*	29,172	313,016

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Machinery (continued)
Watts Water Technologies, Inc., Class A	12,125	$633,895
Woodward, Inc.	29,043	1,188,440
Xerium Technologies, Inc.*	4,597	56,911

		20,738,190

Marine 0.1%
International Shipholding Corp.	2,425	66,300
Matson, Inc.	18,064	511,572
Ultrapetrol (Bahamas) Ltd.*	8,714	26,752

		604,624

Media 1.4%
AH Belo Corp., Class A	7,812	58,590
Arbitron, Inc.	11,420	524,863
Beasley Broadcasting Group, Inc., Class A	1,892	15,193
Belo Corp., Class A	44,116	629,094
Carmike Cinemas, Inc.*	7,572	138,719
Central European Media Enterprises Ltd., Class A*	32,378	108,790
Crown Media Holdings, Inc., Class A*	15,448	45,881
Cumulus Media, Inc., Class A*(a)	31,908	136,566
Daily Journal Corp.*(a)	388	51,837
Dex Media, Inc.*(a)	7,271	108,338
Digital Generation, Inc.*(a)	10,346	80,181
E.W. Scripps Co. (The), Class A*	13,345	221,660
Entercom Communications Corp., Class A*	10,244	100,494
Entravision Communications Corp., Class A	23,458	133,476
Fisher Communications, Inc.	3,770	154,457
Global Sources Ltd.*	7,973	57,725
Gray Television, Inc.*	21,335	166,626
Harte-Hanks, Inc.	18,351	175,436
Hemisphere Media Group, Inc.*	3,585	49,330
Journal Communications, Inc., Class A*	18,688	171,182
Live Nation Entertainment, Inc.*	59,634	976,805
Loral Space & Communications, Inc.	5,532	345,695
Martha Stewart Living Omnimedia, Class A*	12,423	31,182
McClatchy Co. (The), Class A*(a)	26,035	80,969
MDC Partners, Inc., Class A	10,777	265,222
Media General, Inc., Class A*(a)	8,278	90,975
Meredith Corp.	15,193	721,971
National CineMedia, Inc.	24,021	435,020
New York Times Co. (The), Class A*	54,519	664,041
Nexstar Broadcasting Group, Inc., Class A	12,482	449,851
ReachLocal, Inc.*	4,370	56,417
Reading International, Inc., Class A*	7,350	45,643
Rentrak Corp.*	4,414	94,813
Saga Communications, Inc., Class A	2,041	105,826
Salem Communications Corp., Class A	4,504	34,095
Scholastic Corp.	11,225	342,362
Sinclair Broadcast Group, Inc., Class A	28,984	817,639
Valassis Communications, Inc.(a)	16,528	473,197
World Wrestling Entertainment, Inc., Class A	12,134	129,106

		9,289,267

Metals & Mining 1.3%
AK Steel Holding Corp.*(a)	58,131	197,645
Allied Nevada Gold Corp.*	44,102	294,160
AM Castle & Co.*	7,486	127,412
AMCOL International Corp.	11,787	413,488
Century Aluminum Co.*	21,917	183,884
Coeur Mining, Inc.*	43,176	578,990
Commercial Metals Co.	49,566	767,777
General Moly, Inc.*	24,854	46,726
Globe Specialty Metals, Inc.	27,337	326,130
Gold Resource Corp.(a)	14,041	111,486
Handy & Harman Ltd.*	2,202	43,071
Haynes International, Inc.	5,253	252,669
Hecla Mining Co.	141,406	456,741
Horsehead Holding Corp.*	18,809	230,410
Kaiser Aluminum Corp.	8,042	524,741
Materion Corp.	8,751	263,755
Midway Gold Corp.*(a)	48,686	50,633
Molycorp, Inc.*(a)	52,665	392,881
Noranda Aluminum Holding Corp.	12,987	40,390
Olympic Steel, Inc.	3,691	102,794
Paramount Gold and Silver Corp.*(a)	59,527	84,528
RTI International Metals, Inc.*	13,286	407,216
Schnitzer Steel Industries, Inc., Class A	10,902	279,745
Stillwater Mining Co.*	50,116	606,404
SunCoke Energy, Inc.*	29,795	470,761
U.S. Silica Holdings, Inc.(a)	9,118	220,656
Universal Stainless & Alloy Products, Inc.*	2,976	76,781
Walter Energy, Inc.(a)	26,582	297,453
Worthington Industries, Inc.	22,334	798,887

		8,648,214

Multiline Retail 0.2%
Bon-Ton Stores, Inc. (The)	5,761	108,652
Fred’s, Inc., Class A	15,624	268,733
Gordmans Stores, Inc.*	3,802	53,190
Saks, Inc.*(a)	44,179	707,748
Tuesday Morning Corp.*	18,023	202,218

		1,340,541

Multi-Utilities 0.4%
Avista Corp.	25,451	732,480
Black Hills Corp.	18,848	999,886
NorthWestern Corp.	16,061	677,774

		2,410,140

Oil, Gas & Consumable Fuels 3.5%
Abraxas Petroleum Corp.*	35,216	85,927
Adams Resources & Energy, Inc.	898	60,049
Alon USA Energy, Inc.	9,868	134,797
Alpha Natural Resources, Inc.*	93,809	510,321
Amyris, Inc.*(a)	11,396	31,339
Apco Oil and Gas International, Inc.*	3,850	65,681
Approach Resources, Inc.*(a)	14,804	392,158
Arch Coal, Inc.(a)	90,394	352,537
Berry Petroleum Co., Class A	22,310	904,670
Bill Barrett Corp.*(a)	20,747	465,148
Bonanza Creek Energy, Inc.*	12,504	509,413
BPZ Resources, Inc.*	49,996	120,490
Callon Petroleum Co.*	16,661	66,644
Carrizo Oil & Gas, Inc.*	17,088	541,177

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Clayton Williams Energy, Inc.*	2,487	$141,585
Clean Energy Fuels Corp.*(a)	28,990	374,261
Cloud Peak Energy, Inc.*	25,897	415,129
Comstock Resources, Inc.	20,569	344,942
Contango Oil & Gas Co.	5,549	214,524
Crimson Exploration, Inc.*	9,753	31,307
Crosstex Energy, Inc.	20,229	406,401
Delek US Holdings, Inc.	15,780	477,345
Diamondback Energy, Inc.*	7,577	289,290
Emerald Oil, Inc.*	15,489	111,521
Endeavour International Corp.*(a)	19,681	83,841
Energy XXI (Bermuda) Ltd.	33,598	902,106
EPL Oil & Gas, Inc.*	12,706	408,625
Equal Energy Ltd.(a)	14,749	61,946
Evolution Petroleum Corp.*	7,084	87,629
EXCO Resources, Inc.	57,627	499,626
Forest Oil Corp.*(a)	50,666	259,410
Frontline Ltd.*(a)	21,360	55,963
FX Energy, Inc.*(a)	22,904	83,829
GasLog Ltd.	10,814	150,315
Gastar Exploration Ltd.*	23,315	76,939
Goodrich Petroleum Corp.*(a)	11,136	211,807
Green Plains Renewable Energy, Inc.*	10,638	176,165
Halcon Resources Corp.*(a)	87,947	481,950
Hallador Energy Co.	3,537	27,872
Isramco, Inc.*(a)	411	45,235
KiOR, Inc., Class A*(a)	18,421	88,605
Knightsbridge Tankers Ltd.(a)	10,416	79,787
Kodiak Oil & Gas Corp.*	112,579	1,093,142
L&L Energy, Inc.*	12,622	39,507
Magnum Hunter Resources Corp.*(a)	73,079	279,893
Matador Resources Co.*	20,953	274,484
Midstates Petroleum Co., Inc.*	14,010	84,060
Miller Energy Resources, Inc.*(a)	13,267	66,202
Nordic American Tankers Ltd.(a)	28,009	265,525
Northern Oil and Gas, Inc.*	27,157	358,744
Panhandle Oil and Gas, Inc., Class A	2,997	89,191
PDC Energy, Inc.*	12,910	711,986
Penn Virginia Corp.*	23,173	116,792
Petrocorp, Inc.*(b)	1,500	0
PetroQuest Energy, Inc.*	23,776	106,992
Quicksilver Resources, Inc.*(a)	52,992	76,838
Renewable Energy Group, Inc.*	8,974	139,815
Rentech, Inc.	94,146	201,472
Resolute Energy Corp.*	28,719	240,378
REX American Resources Corp.*	2,301	83,733
Rex Energy Corp.*	19,215	368,736
Rosetta Resources, Inc.*	25,898	1,181,208
Sanchez Energy Corp.*(a)	12,060	285,219
Scorpio Tankers, Inc.	68,991	686,460
SemGroup Corp., Class A	17,810	1,005,196
Ship Finance International Ltd.(a)	23,306	374,994
Solazyme, Inc.*(a)	20,311	228,905
Stone Energy Corp.*	21,262	517,942
Swift Energy Co.*(a)	18,460	235,180
Synergy Resources Corp.*	21,415	165,966
Targa Resources Corp.	13,980	953,017
Teekay Tankers Ltd., Class A	26,729	75,376
Triangle Petroleum Corp.*	19,370	137,527
Uranium Energy Corp.*(a)	36,514	84,347
Ur-Energy, Inc.*(a)	50,885	59,535
VAALCO Energy, Inc.*	24,703	153,159
W&T Offshore, Inc.	14,805	241,173
Warren Resources, Inc.*	31,078	89,194
Western Refining, Inc.(a)	22,943	691,273
Westmoreland Coal Co.*	4,866	62,139
ZaZa Energy Corp.*(a)	15,362	19,049

		22,672,655

Paper & Forest Products 0.8%
Boise Cascade Co.*	5,725	151,484
Buckeye Technologies, Inc.	16,455	612,455
Clearwater Paper Corp.*	9,423	460,973
Deltic Timber Corp.	4,714	284,396
KapStone Paper and Packaging Corp.	17,345	764,047
Louisiana-Pacific Corp.*	59,244	963,307
Neenah Paper, Inc.	6,812	269,551
P.H. Glatfelter Co.	18,200	481,754
Resolute Forest Products, Inc.*(a)	29,616	451,940
Schweitzer-Mauduit International, Inc.	13,315	720,874
Wausau Paper Corp.	20,841	237,379

		5,398,160

Personal Products 0.4%
Elizabeth Arden, Inc.*	10,892	447,226
Female Health Co. (The)	9,167	84,153
Inter Parfums, Inc.	6,973	229,970
Lifevantage Corp.*(a)	47,855	124,902
Medifast, Inc.*	5,869	160,459
Nature’s Sunshine Products, Inc.	4,662	84,848
Nutraceutical International Corp.	3,670	81,547
Prestige Brands Holdings, Inc.*	21,666	734,694
Revlon, Inc., Class A*	4,769	119,654
Star Scientific, Inc.*(a)	70,523	129,762
Synutra International, Inc.*(a)	7,744	38,178
USANA Health Sciences, Inc.*(a)	2,549	210,598

		2,445,991

Pharmaceuticals 1.4%
AcelRx Pharmaceuticals, Inc.*(a)	9,863	114,904
Akorn, Inc.*	24,676	350,153
Alimera Sciences, Inc.*(a)	7,132	32,950
Ampio Pharmaceuticals, Inc.*(a)	11,570	64,329
Auxilium Pharmaceuticals, Inc.*	20,975	385,101
AVANIR Pharmaceuticals, Inc., Class A*	61,471	289,528
BioDelivery Sciences International, Inc.*(a)	12,657	54,678
Cadence Pharmaceuticals, Inc.*	26,354	196,864
Cempra, Inc.*	6,149	53,865
Corcept Therapeutics, Inc.*	22,976	48,479
Cornerstone Therapeutics, Inc.*	3,832	34,182
Depomed, Inc.*	23,691	154,465
Endocyte, Inc.*	12,967	233,017
Hi-Tech Pharmacal Co., Inc.	4,690	168,559
Horizon Pharma, Inc.*	21,725	54,747
Impax Laboratories, Inc.*	28,956	600,547
Lannett Co., Inc.*	6,882	95,591
Medicines Co. (The)*	23,816	735,914
Nektar Therapeutics*	49,161	551,095
Omeros Corp.*(a)	12,791	68,688
Optimer Pharmaceuticals, Inc.*(a)	20,632	258,106
Pacira Pharmaceuticals, Inc.*(a)	11,712	397,388
Pernix Therapeutics Holdings, Inc.*	7,190	24,446
Pozen, Inc.*	11,822	67,977

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Questcor Pharmaceuticals, Inc.(a)	21,999	$1,469,973
Repros Therapeutics, Inc.*	9,671	199,513
Sagent Pharmaceuticals, Inc.*	7,023	152,610
Santarus, Inc.*	23,594	573,806
SciClone Pharmaceuticals, Inc.*	23,114	144,694
Sucampo Pharmaceuticals, Inc., Class A*	5,753	35,266
Supernus Pharmaceuticals, Inc.*(a)	6,293	43,107
TherapeuticsMD, Inc.*(a)	32,925	76,057
ViroPharma, Inc.*	27,658	949,223
Vivus, Inc.*(a)	42,827	634,268
XenoPort, Inc.*	18,698	100,782
Zogenix, Inc.*(a)	30,237	46,867

		9,461,739

Professional Services 1.3%
Acacia Research Corp.	20,928	477,577
Advisory Board Co. (The)*	15,085	885,339
Barrett Business Services, Inc.	2,999	210,710
CBIZ, Inc.*	15,451	112,174
CDI Corp.	5,956	93,688
Corporate Executive Board Co. (The)	14,230	959,529
CRA International, Inc.*	4,345	83,163
Exponent, Inc.	5,612	371,066
Franklin Covey Co.*	3,957	63,866
FTI Consulting, Inc.*	17,144	638,785
GP Strategies Corp.*	6,266	165,485
Heidrick & Struggles International, Inc.	7,626	117,288
Huron Consulting Group, Inc.*	9,894	504,000
ICF International, Inc.*	8,393	280,242
Insperity, Inc.	9,556	316,017
Kelly Services, Inc., Class A	11,446	223,998
Kforce, Inc.	11,533	192,370
Korn/Ferry International*	20,701	404,291
Mistras Group, Inc.*	6,858	115,283
National Technical Systems, Inc.*	2,816	44,915
Navigant Consulting, Inc.*	21,479	288,248
Odyssey Marine Exploration, Inc.*(a)	33,850	120,168
On Assignment, Inc.*	19,435	593,351
Pendrell Corp.*	68,823	165,175
Resources Connection, Inc.	17,376	231,101
RPX Corp.*	13,723	239,329
TrueBlue, Inc.*	17,320	462,444
VSE Corp.	1,747	75,610
WageWorks, Inc.*	10,600	357,962

		8,793,174

Real Estate Investment Trusts (REITs) 7.5%
Acadia Realty Trust	23,407	603,432
AG Mortgage Investment Trust, Inc.	11,753	213,199
Agree Realty Corp.	5,608	169,137
Alexander’s, Inc.	887	267,874
American Assets Trust, Inc.	14,244	461,506
American Capital Mortgage Investment Corp.	24,966	488,834
American Realty Capital Properties, Inc.	65,469	946,027
American Residential Properties, Inc.*	5,741	100,697
AmREIT, Inc.	8,112	148,368
Anworth Mortgage Asset Corp.	62,176	302,175
Apollo Commercial Real Estate Finance, Inc.	15,589	249,892
Apollo Residential Mortgage, Inc.	13,621	218,345
Ares Commercial Real Estate Corp.	8,660	113,792
Armada Hoffler Properties, Inc.	7,944	86,351
ARMOUR Residential REIT, Inc.	158,510	706,955
Ashford Hospitality Trust, Inc.	25,940	302,720
Associated Estates Realty Corp.	21,503	328,566
Aviv REIT, Inc.	4,861	121,039
Campus Crest Communities, Inc.	27,548	312,670
CapLease, Inc.	37,772	320,307
Capstead Mortgage Corp.	40,538	479,159
Cedar Realty Trust, Inc.	29,936	165,845
Chambers Street Properties	105,625	854,506
Chatham Lodging Trust	7,430	129,728
Chesapeake Lodging Trust	20,580	471,488
Colonial Properties Trust	37,584	909,909
Colony Financial, Inc.	27,388	555,429
Coresite Realty Corp.	8,839	300,172
Cousins Properties, Inc.	45,493	466,303
CubeSmart	56,500	915,300
CyrusOne, Inc.	8,199	166,850
CYS Investments, Inc.	73,949	613,777
DCT Industrial Trust, Inc.	123,489	927,402
DiamondRock Hospitality Co.	82,955	804,664
DuPont Fabros Technology, Inc.	26,576	608,856
Dynex Capital, Inc.	23,437	225,230
EastGroup Properties, Inc.	12,833	793,849
Education Realty Trust, Inc.	48,611	458,402
Ellington Residential Mortgage REIT	2,671	41,454
EPR Properties	19,959	1,005,534
Equity One, Inc.	25,506	590,209
Excel Trust, Inc.	20,283	263,273
FelCor Lodging Trust, Inc.*	52,981	320,005
First Industrial Realty Trust, Inc.	45,565	745,443
First Potomac Realty Trust	24,915	338,097
Franklin Street Properties Corp.	38,194	508,362
Geo Group, Inc. (The)	30,322	1,052,780
Getty Realty Corp.	10,979	226,058
Gladstone Commercial Corp.	5,831	108,515
Glimcher Realty Trust	61,413	690,282
Government Properties Income Trust	23,194	586,112
Gramercy Property Trust, Inc.*	25,213	119,762
Healthcare Realty Trust, Inc.	40,650	1,045,112
Hersha Hospitality Trust	85,909	504,286
Highwoods Properties, Inc.	34,912	1,266,607
Hudson Pacific Properties, Inc.	18,494	401,320
Inland Real Estate Corp.	36,137	371,850
Invesco Mortgage Capital, Inc.	57,392	942,951
Investors Real Estate Trust	42,639	368,401
iStar Financial, Inc.*	36,280	412,141
JAVELIN Mortgage Investment Corp.	5,705	76,390
Kite Realty Group Trust	38,681	223,189
LaSalle Hotel Properties	40,462	1,090,046
Lexington Realty Trust	71,709	899,231
LTC Properties, Inc.	14,717	569,106
Medical Properties Trust, Inc.	63,702	930,049
Monmouth Real Estate Investment Corp., Class A	18,036	176,392
MPG Office Trust, Inc.*	24,335	76,169
National Health Investors, Inc.	10,432	652,939
New Residential Investment Corp.	107,213	710,822
New York Mortgage Trust, Inc.	27,226	175,335
NorthStar Realty Finance Corp.	84,051	823,700
One Liberty Properties, Inc.	5,004	116,243
Parkway Properties, Inc.	18,469	323,208

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Pebblebrook Hotel Trust	26,149	$696,871
Pennsylvania Real Estate Investment Trust	28,825	596,678
PennyMac Mortgage Investment Trust	26,312	580,969
Potlatch Corp.	17,174	756,171
PS Business Parks, Inc.	7,730	566,377
RAIT Financial Trust	29,713	224,630
Ramco-Gershenson Properties Trust	25,477	394,639
Redwood Trust, Inc.	34,931	591,731
Resource Capital Corp.	54,077	359,071
Retail Opportunity Investments Corp.	28,343	388,299
RLJ Lodging Trust	52,522	1,272,083
Rouse Properties, Inc.	9,533	193,997
Ryman Hospitality Properties, Inc.(a)	18,763	698,922
Sabra Health Care REIT, Inc.	15,820	415,117
Saul Centers, Inc.	3,301	149,799
Select Income REIT	9,333	251,804
Silver Bay Realty Trust Corp.	6,568	105,679
Sovran Self Storage, Inc.	13,327	920,896
STAG Industrial, Inc.	17,764	368,248
Strategic Hotels & Resorts, Inc.*	77,207	684,054
Summit Hotel Properties, Inc.	27,885	282,196
Sun Communities, Inc.	15,222	737,049
Sunstone Hotel Investors, Inc.*	69,028	893,222
Terreno Realty Corp.	10,437	191,415
UMH Properties, Inc.	6,379	69,722
Universal Health Realty Income Trust	5,101	221,740
Urstadt Biddle Properties, Inc., Class A	10,721	226,428
Washington Real Estate Investment Trust	28,206	758,177
Western Asset Mortgage Capital Corp.	10,304	173,004
Whitestone REIT	7,187	116,286
Winthrop Realty Trust	12,419	158,591
ZAIS Financial Corp.	2,315	39,725

		49,143,718

Real Estate Management & Development 0.3%
Alexander & Baldwin, Inc.*	18,221	807,008
Altisource Residential Corp.*	10,543	202,109
AV Homes, Inc.*	4,071	65,747
Consolidated-Tomoka Land Co.	2,456	95,415
Forestar Group, Inc.*	14,761	318,985
Kennedy-Wilson Holdings, Inc.	22,267	380,766
Tejon Ranch Co.*	5,800	195,982
Thomas Properties Group, Inc.	13,051	73,869

		2,139,881

Road & Rail 0.5%
Arkansas Best Corp.	10,997	238,635
Celadon Group, Inc.	8,577	172,483
Heartland Express, Inc.	19,592	288,394
Knight Transportation, Inc.	24,980	423,911
Marten Transport Ltd.	9,945	170,656
Patriot Transportation Holding, Inc.*	2,827	97,390
Quality Distribution, Inc.*	9,025	95,304
Roadrunner Transportation Systems, Inc.*	7,478	226,060
Saia, Inc.*	10,342	309,640
Swift Transportation Co.*	35,645	635,907
Universal Truckload Services, Inc.*	2,161	59,579
Werner Enterprises, Inc.	19,374	466,138
YRC Worldwide, Inc.*(a)	3,994	128,846

		3,312,943

Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc.*	16,721	362,177
Alpha & Omega Semiconductor Ltd.*	7,199	55,072
Ambarella, Inc.*	7,843	130,194
Amkor Technology, Inc.*(a)	27,373	115,514
ANADIGICS, Inc.*	35,448	76,213
Applied Micro Circuits Corp.*	28,717	340,871
ATMI, Inc.*	13,585	337,587
Axcelis Technologies, Inc.*	46,270	100,869
Brooks Automation, Inc.	28,327	278,171
Cabot Microelectronics Corp.*	9,905	366,287
Cavium, Inc.*	21,828	798,032
Ceva, Inc.*	9,440	172,091
Cirrus Logic, Inc.*(a)	26,964	519,866
Cohu, Inc.	10,547	124,455
Cypress Semiconductor Corp.*	62,422	797,129
Diodes, Inc.*	15,262	418,331
DSP Group, Inc.*	8,494	63,280
Entegris, Inc.*	59,289	565,024
Entropic Communications, Inc.*	38,012	168,393
Exar Corp.*	16,325	212,388
FormFactor, Inc.*	22,835	166,010
GSI Technology, Inc.*	8,619	59,902
GT Advanced Technologies, Inc.*(a)	50,879	264,062
Hittite Microwave Corp.*	13,402	837,357
Inphi Corp.*	11,042	128,750
Integrated Device Technology, Inc.*	56,115	505,596
Integrated Silicon Solution, Inc.*	11,895	142,383
Intermolecular, Inc.*	7,235	45,725
International Rectifier Corp.*	29,538	712,161
Intersil Corp., Class A	54,134	552,708
IXYS Corp.	10,329	116,098
Kopin Corp.*	27,949	103,691
Lattice Semiconductor Corp.*	49,282	254,295
LTX-Credence Corp.*	20,296	108,787
M/A-COM Technology Solutions Holdings, Inc.*	4,418	70,821
MaxLinear, Inc., Class A*	9,820	68,053
Micrel, Inc.	19,875	210,874
Microsemi Corp.*	39,479	973,552
Mindspeed Technologies, Inc.*(a)	18,294	56,163
MKS Instruments, Inc.	22,537	611,203
Monolithic Power Systems, Inc.	15,599	408,382
MoSys, Inc.*	19,802	81,386
Nanometrics, Inc.*	9,863	151,496

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
NeoPhotonics Corp.*	8,678	$76,193
NVE Corp.*	2,069	102,581
OmniVision Technologies, Inc.*	22,961	373,346
PDF Solutions, Inc.*	10,616	217,840
Peregrine Semiconductor Corp.*(a)	11,131	121,773
Pericom Semiconductor Corp.*	9,695	74,167
Photronics, Inc.*	25,885	198,020
PLX Technology, Inc.*	19,470	106,696
PMC-Sierra, Inc.*	86,547	571,643
Power Integrations, Inc.	12,327	679,834
Rambus, Inc.*	47,519	463,310
RF Micro Devices, Inc.*	119,673	621,103
Rubicon Technology, Inc.*(a)	7,725	65,044
Rudolph Technologies, Inc.*	13,847	171,010
Semtech Corp.*	28,259	854,835
Sigma Designs, Inc.*	13,107	68,419
Silicon Image, Inc.*	32,926	188,666
Spansion, Inc., Class A*	20,146	237,723
SunEdison, Inc.*	98,096	988,808
SunPower Corp.*(a)	17,559	485,506
Supertex, Inc.	4,214	113,272
Tessera Technologies, Inc.	22,446	450,491
TriQuint Semiconductor, Inc.*	69,476	555,113
Ultra Clean Holdings, Inc.*	10,248	71,019
Ultratech, Inc.*	11,800	344,796
Veeco Instruments, Inc.*(a)	16,658	579,032
Volterra Semiconductor Corp.*	10,650	160,496

		21,572,135

Software 4.1%
Accelrys, Inc.*	23,821	207,957
ACI Worldwide, Inc.*	16,841	797,421
Actuate Corp.*	20,238	149,356
Advent Software, Inc.	13,875	408,341
American Software, Inc., Class A	9,724	88,099
Aspen Technology, Inc.*	39,679	1,291,155
AVG Technologies NV*(a)	10,165	226,680
Blackbaud, Inc.	19,420	681,448
Bottomline Technologies de, Inc.*	16,109	468,289
BroadSoft, Inc.*	11,895	354,947
Callidus Software, Inc.*	15,671	104,526
CommVault Systems, Inc.*	19,714	1,664,453
Comverse, Inc.*	9,451	296,005
Cyan, Inc.*	3,336	34,628
Digimarc Corp.	2,723	57,156
Ebix, Inc.(a)	13,163	152,691
Ellie Mae, Inc.*	11,193	263,595
EPIQ Systems, Inc.	13,417	174,555
ePlus, Inc.	1,608	102,092
Fair Isaac Corp.	15,238	761,291
FleetMatics Group PLC*	6,937	261,247
Gerber Scientific, Inc.*(a)(b)	11,566	0
Glu Mobile, Inc.*(a)	23,990	65,733
Guidance Software, Inc.*	7,072	64,850
Guidewire Software, Inc.*	17,825	780,022
Imperva, Inc.*	8,574	434,016
Infoblox, Inc.*	21,279	695,823
Interactive Intelligence Group, Inc.*	6,585	374,028
Jive Software, Inc.*	16,812	225,617
Manhattan Associates, Inc.*	8,233	727,303
Mentor Graphics Corp.	40,315	827,667
MicroStrategy, Inc., Class A*	3,844	365,218
Mitek Systems, Inc.*(a)	10,265	58,921
Model N, Inc.*	3,421	80,667
Monotype Imaging Holdings, Inc.	16,240	398,367
Netscout Systems, Inc.*	15,415	408,960
Pegasystems, Inc.	7,311	262,465
Progress Software Corp.*	23,466	600,495
Proofpoint, Inc.*	9,254	249,025
PROS Holdings, Inc.*	9,494	311,593
PTC, Inc.*	50,649	1,371,575
QAD, Inc., Class A	2,521	32,168
QLIK Technologies, Inc.*	36,870	1,154,768
Qualys, Inc.*	6,303	100,848
Rally Software Development Corp.*	2,917	82,230
RealPage, Inc.*	19,752	398,200
Rosetta Stone, Inc.*	4,846	79,184
Sapiens International Corp. NV	7,117	42,346
Seachange International, Inc.*	13,852	163,177
Silver Spring Networks, Inc.*(a)	2,491	67,531
Sourcefire, Inc.*	13,200	995,676
SS&C Technologies Holdings, Inc.*	24,743	885,305
Synchronoss Technologies, Inc.*	12,383	427,090
Take-Two Interactive Software, Inc.*	34,439	603,716
Tangoe, Inc.*	13,077	236,171
TeleCommunication Systems, Inc., Class A*	19,777	53,398
Telenav, Inc.*	7,395	45,331
TiVo, Inc.*	53,868	595,241
Tyler Technologies, Inc.*	13,350	996,177
Ultimate Software Group, Inc.*	11,720	1,585,716
VASCO Data Security International, Inc.*	12,248	100,801
Verint Systems, Inc.*	22,392	801,186
VirnetX Holding Corp.*(a)	17,966	342,612
Vringo, Inc.*(a)	28,403	89,469

		26,726,618

Specialty Retail 3.4%
Aeropostale, Inc.*	33,381	505,055
America’s Car-Mart, Inc.*	3,425	148,234
Ann, Inc.*	20,068	680,104
Asbury Automotive Group, Inc.*	13,243	646,788
Barnes & Noble, Inc.*	17,163	306,360
bebe stores, inc.	14,865	88,893
Big 5 Sporting Goods Corp.	7,194	145,822
Body Central Corp.*	7,117	85,831
Brown Shoe Co., Inc.	18,407	437,534
Buckle, Inc. (The)(a)	11,879	664,986
Cato Corp. (The), Class A	11,721	329,946
Children’s Place Retail Stores, Inc. (The)*	9,824	530,889
Christopher & Banks Corp.*	15,317	104,768
Citi Trends, Inc.*	6,643	93,600
Conn’s, Inc.*(a)	9,542	616,604
Destination Maternity Corp.	5,525	166,081
Destination XL Group, Inc.*	18,127	116,919
Express, Inc.*	36,004	811,890
Finish Line, Inc. (The), Class A	20,872	464,611
Five Below, Inc.*(a)	13,924	541,087
Francesca’s Holdings Corp.*	18,707	465,056
Genesco, Inc.*	10,210	718,580
Group 1 Automotive, Inc.	9,252	673,453
Haverty Furniture Cos., Inc.	8,400	218,400
hhgregg, Inc.*(a)	5,473	85,871
Hibbett Sports, Inc.*	11,052	648,200

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Specialty Retail (continued)
Jos. A. Bank Clothiers, Inc.*(a)	11,887	$485,703
Kirkland’s, Inc.*	5,811	102,157
Lithia Motors, Inc., Class A	9,440	615,866
Lumber Liquidators Holdings, Inc.*	11,643	1,127,275
MarineMax, Inc.*	9,894	115,067
Mattress Firm Holding Corp.*(a)	5,702	232,927
Men’s Wearhouse, Inc. (The)	21,374	853,464
Monro Muffler Brake, Inc.	13,297	571,904
New York & Co., Inc.*	12,368	77,053
Office Depot, Inc.*	104,739	453,520
OfficeMax, Inc.	37,036	421,840
Pacific Sunwear of California, Inc.*	19,424	86,437
Penske Automotive Group, Inc.	17,963	667,864
Pep Boys-Manny, Moe & Jack (The)*	22,204	276,440
Pier 1 Imports, Inc.	40,134	943,149
RadioShack Corp.*(a)	42,375	115,684
Rent-A-Center, Inc.	24,580	982,954
Restoration Hardware Holdings, Inc.*	7,515	502,152
rue21, inc.*	6,240	260,707
Sears Hometown and Outlet Stores, Inc.*	3,669	159,858
Select Comfort Corp.*	23,676	540,997
Shoe Carnival, Inc.	6,336	169,235
Sonic Automotive, Inc., Class A	16,574	366,948
Stage Stores, Inc.	13,917	347,368
Stein Mart, Inc.	11,817	165,083
Systemax, Inc.	4,576	44,067
Tile Shop Holdings, Inc.*	7,825	222,465
Tilly’s, Inc., Class A*	4,114	60,394
Trans World Entertainment Corp.	4,197	20,985
Vitamin Shoppe, Inc.*	12,915	620,307
West Marine, Inc.*	7,122	77,345
Wet Seal, Inc. (The), Class A*	37,920	166,469
Winmark Corp.	959	68,952
Zale Corp.*	13,781	127,888
Zumiez, Inc.*	8,982	247,634

		22,593,720

Textiles, Apparel & Luxury Goods 1.3%
American Apparel, Inc.*	24,392	49,028
Columbia Sportswear Co.(a)	5,473	353,118
Crocs, Inc.*	37,498	512,598
Culp, Inc.	3,513	67,590
Fifth & Pacific Cos., Inc.*	50,853	1,211,319
G-III Apparel Group Ltd.*	7,146	367,733
Iconix Brand Group, Inc.*	24,111	791,805
Jones Group, Inc. (The)	34,089	559,741
Maidenform Brands, Inc.*	9,923	231,801
Movado Group, Inc.	7,526	274,549
Oxford Industries, Inc.	5,732	387,884
Perry Ellis International, Inc.	5,135	103,214
Quiksilver, Inc.*	56,456	356,802
RG Barry Corp.	4,169	72,249
Skechers U.S.A., Inc., Class A*	16,438	448,429
Steven Madden Ltd.*	16,970	872,597
Tumi Holdings, Inc.*	20,320	486,054
Unifi, Inc.*	6,338	145,394
Vera Bradley, Inc.*(a)	9,172	222,329
Wolverine World Wide, Inc.	21,228	1,220,822

		8,735,056

Thrifts & Mortgage Finance 1.7%
Astoria Financial Corp.	37,499	457,488
Banc of California, Inc.	6,647	97,844
Bank Mutual Corp.	19,682	122,225
BankFinancial Corp.	9,048	77,813
BBX Capital Corp., Class A*	3,000	42,570
Beneficial Mutual Bancorp, Inc.*	13,697	118,068
Berkshire Hills Bancorp, Inc.	10,671	278,513
BofI Holding, Inc.*	5,110	277,218
Brookline Bancorp, Inc.	29,939	295,199
Capitol Federal Financial, Inc.	62,943	793,711
Charter Financial Corp.	9,526	103,738
Clifton Savings Bancorp, Inc.	3,843	47,845
Dime Community Bancshares, Inc.	13,569	238,136
Doral Financial Corp.*	2,685	64,467
ESB Financial Corp.	5,395	70,728
ESSA Bancorp, Inc.	3,774	42,835
EverBank Financial Corp.	34,106	529,325
Federal Agricultural Mortgage Corp., Class C	4,413	137,200
First Defiance Financial Corp.	4,222	111,461
First Federal Bancshares of Arkansas, Inc.*	1,538	15,149
First Financial Northwest, Inc.	6,223	66,337
Flagstar Bancorp, Inc.*	8,386	137,530
Fox Chase Bancorp, Inc.	5,295	92,768
Franklin Financial Corp.	4,668	85,284
Hingham Institution for Savings	545	39,169
Home Bancorp, Inc.*	2,835	51,739
Home Loan Servicing Solutions Ltd.	30,157	754,830
HomeStreet, Inc.	5,453	118,330
Kearny Financial Corp.*	6,239	64,636
Meridian Interstate Bancorp, Inc.*	3,551	72,653
Meta Financial Group, Inc.(a)	2,244	66,019
MGIC Investment Corp.*	137,617	1,051,394
NASB Financial, Inc.*	1,854	54,026
Northfield Bancorp, Inc.	24,513	287,292
Northwest Bancshares, Inc.	39,919	551,681
OceanFirst Financial Corp.	5,930	101,284
Oritani Financial Corp.	19,376	315,054
PennyMac Financial Services, Inc., Class A*	5,349	104,840
Provident Financial Holdings, Inc.	3,873	67,778
Provident Financial Services, Inc.	24,954	443,932
Provident New York Bancorp(a)	18,706	202,960
Radian Group, Inc.(a)	73,320	1,030,146
Rockville Financial, Inc.	11,771	154,200
Roma Financial Corp.*	3,215	61,407
Territorial Bancorp, Inc.	4,570	103,922
Tree.com, Inc.	2,787	52,646
TrustCo Bank Corp. NY	40,363	239,756
United Community Financial Corp.*	16,354	75,555
United Financial Bancorp, Inc.	8,419	131,421
Walker & Dunlop, Inc.*	6,950	128,158
Waterstone Financial, Inc.*	3,202	34,838
Westfield Financial, Inc.	8,402	58,478
WSFS Financial Corp.	3,334	198,473

		10,920,069

Tobacco 0.2%
Alliance One International, Inc.*	37,378	142,410
Universal Corp.	9,919	608,035
Vector Group Ltd.(a)	25,539	425,224

		1,175,669

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Trading Companies & Distributors 1.0%
Aceto Corp.	11,680	$181,274
Aircastle Ltd.	29,053	510,752
Applied Industrial Technologies, Inc.	17,914	934,394
Beacon Roofing Supply, Inc.*	20,695	844,149
BlueLinx Holdings, Inc.*(a)	14,502	26,829
CAI International, Inc.*	7,281	152,828
DXP Enterprises, Inc.*	4,024	277,656
Edgen Group, Inc.*	7,243	56,858
H&E Equipment Services, Inc.	12,659	289,132
Houston Wire & Cable Co.	7,751	114,947
Kaman Corp.	11,454	433,648
Rush Enterprises, Inc., Class A*	14,719	366,797
TAL International Group, Inc.*(a)	14,383	578,916
Textainer Group Holdings Ltd.(a)	9,025	319,395
Titan Machinery, Inc.*(a)	7,260	138,593
Watsco, Inc.	10,867	1,014,434

		6,240,602

Transportation Infrastructure 0.1%
Wesco Aircraft Holdings, Inc.*	17,439	341,281

Water Utilities 0.3%
American States Water Co.	8,174	524,934
Artesian Resources Corp., Class A	3,335	78,506
California Water Service Group	20,130	438,834
Connecticut Water Service, Inc.	4,623	138,228
Consolidated Water Co., Ltd.	6,238	73,983
Middlesex Water Co.	6,854	144,893
Pure Cycle Corp.*(a)	7,103	40,984
SJW Corp.	6,511	181,592
York Water Co. (The)	5,548	116,952

		1,738,906

Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.*(a)	7,794	54,558
Leap Wireless International, Inc.*	22,720	378,970
NII Holdings, Inc.*(a)	73,063	524,592
NTELOS Holdings Corp.	6,469	121,164
Shenandoah Telecommunications Co.	10,196	196,477
USA Mobility, Inc.	9,310	145,422

		1,421,183

Total Common Stocks (cost $465,244,107)		638,457,166

Right 0.0%†

	Number of Rights	Market Value
Life Sciences Tools & Services 0.0%†
Accelerate Diagnostics, Inc., expiring 08/07/13*(a)(b)	278	95

Total Right (cost $—)		95

Warrant 0.0%†

	Number of Warrants	Market Value
Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., expiring 10/14/13*(a)	5,139	268

Total Warrant (cost $—)		268

Mutual Fund 3.1%

	Shares	Market Value
Money Market Fund 3.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11% (c)	20,482,395	20,482,395

Total Mutual Fund (cost $20,482,395)		20,482,395

Repurchase Agreements 9.2%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.07%, dated 07/31/2013, due 08/01/2013, repurchase price $55,000,107, collateralized by U.S. Government Agency Securities ranging from 0.00% to 5.38%, maturing 08/05/13 - 05/04/37; total market value $56,100,097. (d)	$55,000,000	55,000,000
Credit Suisse (USA) LLC, 0.08%, dated 07/31/2013, due 08/01/2013, repurchase price $5,594,951, collateralized by U.S. Government Agency Securities ranging from 0.00% to 1.74%, maturing 07/15/18 - 05/04/37; total market value $5,706,881. (d)	5,594,939	5,594,939

Total Repurchase Agreements (cost $60,594,939)		60,594,939

Total Investments (cost $546,321,441) (e) — 109.6%		719,534,863
Liabilities in excess of other assets — (9.6%)		(63,037,849)

NET ASSETS — 100.0%		$656,497,014

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2013. The total value of securities on loan at July 31, 2013 was $59,292,807, which was collateralized by repurchase agreements with a value of $60,594,939 and $31,207 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.38% - 3.50%, and maturity dates ranging from 06/15/15 - 05/15/20, a total value of $60,626,146.
(b)	Fair Valued Security.
(c)	Represents 7-day effective yield as of July 31, 2013.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2013 was $60,594,939.
(e)	At July 31, 2013, the tax basis cost of the Fund’s investments was $570,479,269, tax unrealized appreciation and depreciation were $177,187,815 and $(28,132,221), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

At July 31, 2013, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
212	Russell 2000 Mini Future	09/20/13	$22,109,480	$1,374,917

At July 31, 2013 the Fund had $1,199,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$10,148,712	$—	$—	$10,148,712
Air Freight & Logistics	2,918,505	—	—	2,918,505
Airlines	4,475,720	—	—	4,475,720
Auto Components	6,629,487	—	—	6,629,487
Automobiles	286,203	—	—	286,203
Beverages	875,823	—	—	875,823
Biotechnology	25,127,413	—	—	25,127,413
Building Products	4,463,203	—	—	4,463,203
Capital Markets	16,917,501	—	—	16,917,501
Chemicals	14,340,364	—	—	14,340,364
Commercial Banks	45,821,785	—	—	45,821,785

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Commercial Services & Supplies	$13,366,775	$—	$—	$13,366,775
Communications Equipment	12,199,430	—	—	12,199,430
Computers & Peripherals	3,781,200	—	—	3,781,200
Construction & Engineering	5,570,167	—	—	5,570,167
Construction Materials	1,009,863	—	—	1,009,863
Consumer Finance	4,918,849	—	—	4,918,849
Containers & Packaging	2,134,433	—	—	2,134,433
Distributors	1,530,185	—	—	1,530,185
Diversified Consumer Services	7,798,492	—	—	7,798,492
Diversified Financial Services	1,929,268	—	—	1,929,268
Diversified Telecommunication Services	3,699,778	—	—	3,699,778
Electric Utilities	9,156,217	—	—	9,156,217
Electrical Equipment	9,464,719	—	—	9,464,719
Electronic Equipment, Instruments & Components	16,584,711	—	—	16,584,711
Energy Equipment & Services	11,761,604	—	—	11,761,604
Food & Staples Retailing	8,044,897	—	—	8,044,897
Food Products	11,039,372	—	—	11,039,372
Gas Utilities	6,170,125	—	—	6,170,125
Health Care Equipment & Supplies	20,875,519	—	—	20,875,519
Health Care Providers & Services	16,768,777	—	—	16,768,777
Health Care Technology	5,798,065	—	—	5,798,065
Hotels, Restaurants & Leisure	18,598,665	—	—	18,598,665
Household Durables	7,355,835	—	—	7,355,835
Household Products	1,274,801	—	—	1,274,801
Independent Power Producers & Energy Traders	1,330,321	—	—	1,330,321
Industrial Conglomerates	474,096	—	—	474,096
Information Technology Services	12,921,751	—	—	12,921,751
Insurance	15,619,436	—	—	15,619,436
Internet & Catalog Retail	2,731,910	—	—	2,731,910
Internet Software & Services	18,608,047	—	—	18,608,047
Leisure Equipment & Products	3,489,280	—	—	3,489,280
Life Sciences Tools & Services	2,581,386	—	—	2,581,386
Machinery	20,738,190	—	—	20,738,190
Marine	604,624	—	—	604,624
Media	9,289,267	—	—	9,289,267
Metals & Mining	8,648,214	—	—	8,648,214
Multiline Retail	1,340,541	—	—	1,340,541
Multi-Utilities	2,410,140	—	—	2,410,140
Oil, Gas & Consumable Fuels	22,672,655	—	—	22,672,655
Paper & Forest Products	5,398,160	—	—	5,398,160
Personal Products	2,445,991	—	—	2,445,991
Pharmaceuticals	9,461,739	—	—	9,461,739
Professional Services	8,793,174	—	—	8,793,174
Real Estate Investment Trusts (REITs)	49,143,718	—	—	49,143,718
Real Estate Management & Development	2,139,881	—	—	2,139,881
Road & Rail	3,312,943	—	—	3,312,943
Semiconductors & Semiconductor Equipment	21,572,135	—	—	21,572,135
Software	26,726,618	—	—	26,726,618
Specialty Retail	22,593,720	—	—	22,593,720
Textiles, Apparel & Luxury Goods	8,735,056	—	—	8,735,056
Thrifts & Mortgage Finance	10,920,069	—	—	10,920,069
Tobacco	1,175,669	—	—	1,175,669
Trading Companies & Distributors	6,240,602	—	—	6,240,602
Transportation Infrastructure	341,281	—	—	341,281
Water Utilities	1,738,906	—	—	1,738,906
Wireless Telecommunication Services	1,421,183	—	—	1,421,183

Total Common Stocks	$638,457,166	$—	$—	$638,457,166

Futures Contracts	1,374,917	—	—	1,374,917
Mutual Fund	20,482,395	—	—	20,482,395
Repurchase Agreements	—	60,594,939	—	60,594,939
Right	—	95	—	95
Warrant	268	—	—	268

Total	$660,314,746	$60,595,034	$—	$720,909,780

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Small Cap Index Fund

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended July 31, 2013, the Fund held 2 common stock investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2013. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2013:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2013

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$1,374,917

Total		$1,374,917

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide Small Company Growth Fund

Common Stocks 98.5%

	Shares	Market Value
Biotechnology 2.3%
Incyte Corp., Ltd.*	13,106	$306,811

Chemicals 3.7%
Balchem Corp.	9,615	478,442

Commercial Services & Supplies 1.3%
EnerNOC, Inc.*	11,125	173,773

Electronic Equipment, Instruments & Components 13.7%
Cognex Corp.	9,105	483,567
Dolby Laboratories, Inc., Class A	3,641	119,752
DTS, Inc.*	5,428	122,890
FEI Co.	5,153	399,100
FLIR Systems, Inc.	10,981	356,553
Measurement Specialties, Inc.*	6,100	303,658

		1,785,520

Energy Equipment & Services 6.3%
CARBO Ceramics, Inc.	5,115	449,404
Geospace Technologies Corp.*	5,049	375,696

		825,100

Health Care Equipment & Supplies 13.2%
Abaxis, Inc.	8,001	336,842
Cantel Medical Corp.	16,555	439,370
Meridian Bioscience, Inc.	11,124	275,097
Neogen Corp.*	7,623	430,547
Quidel Corp.*	9,029	241,706

		1,723,562

Health Care Technology 8.8%
MedAssets, Inc.*	8,309	180,887
Medidata Solutions, Inc.*	5,140	475,604
Quality Systems, Inc.	12,842	293,696
Vocera Communications, Inc.*	13,697	198,333

		1,148,520

Internet Software & Services 3.3%
NIC, Inc.	23,082	425,170

Life Sciences Tools & Services 4.0%
Bruker Corp.*	6,963	124,777
Techne Corp.	5,360	395,246

		520,023

Machinery 4.1%
Dynamic Materials Corp.	7,633	148,004
Sun Hydraulics Corp.	12,413	390,389

		538,393

Semiconductors & Semiconductor Equipment 4.8%
Diodes, Inc.*	10,803	296,110
Hittite Microwave Corp.*	5,351	334,331

		630,441

Software 33.0%
Accelrys, Inc.*	24,305	212,183
ACI Worldwide, Inc.*	9,241	437,561
American Software, Inc., Class A	14,103	127,773
ANSYS, Inc.*	5,828	465,307
Blackbaud, Inc.	12,351	433,397
Concur Technologies, Inc.*	4,748	422,050
Manhattan Associates, Inc.*	4,774	421,735
Netscout Systems, Inc.*	17,083	453,212
Nuance Communications, Inc.*	18,527	347,567
PROS Holdings, Inc.*	13,291	436,211
Rovi Corp.*	5,542	124,861
Tyler Technologies, Inc.*	5,810	433,542

		4,315,399

Total Common Stocks (cost $10,437,207)		12,871,154

Mutual Fund 1.6%

	Shares	Market Value
Money Market Fund 1.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11% (a)	209,126	209,126

Total Mutual Fund (cost $209,126)		209,126

Total Investments (cost $10,646,333) (b) — 100.1%		13,080,280
Liabilities in excess of other assets — (0.1%)		(10,186)

NET ASSETS — 100.0%		$13,070,094

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of July 31, 2013.
(b)	At July 31, 2013, the tax basis cost of the Fund’s investments was $10,646,333, tax unrealized appreciation and depreciation were $2,564,821 and $(130,874), respectively.

Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide Small Company Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

At July 31, 2013, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks 98.4%

	Shares	Market Value
Aerospace & Defense 1.5%
AAR Corp.	7,515	$182,164
Aerovironment, Inc.*(a)	4,408	99,665
Alliant Techsystems, Inc.	1,445	134,529
Allied Defense Group, Inc. (The)*(b)(c)	400	2,088
American Science & Engineering, Inc.	86	5,228
Ascent Solar Technologies, Inc.*(a)	2,800	2,968
CPI Aerostructures, Inc.*	837	9,383
Curtiss-Wright Corp.	10,160	412,902
DigitalGlobe, Inc.*	4,520	146,448
Ducommun, Inc.*	2,094	47,827
Engility Holdings, Inc.*	1,798	58,597
Esterline Technologies Corp.*	4,536	369,412
Exelis, Inc.	854	12,622
Innovative Solutions & Support, Inc.	1,501	11,573
Kratos Defense & Security Solutions, Inc.*	13,861	93,423
LMI Aerospace, Inc.*	1,878	34,724
Moog, Inc., Class A*	1,999	112,424
National Presto Industries, Inc.(a)	200	14,828
Orbital Sciences Corp.*	12,997	240,964
SIFCO Industries, Inc.	425	8,500
Sparton Corp.*	1,053	18,712
Sypris Solutions, Inc.	157	509

		2,019,490

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	7,944	53,066
Atlas Air Worldwide Holdings, Inc.*	5,111	228,155
Pacer International, Inc.*	2,752	17,035
UTi Worldwide, Inc.	7,920	130,680
XPO Logistics, Inc.*(a)	1,957	47,868

		476,804

Airlines 0.7%
Alaska Air Group, Inc.*	3,832	234,403
Hawaiian Holdings, Inc.*(a)	13,890	106,120
JetBlue Airways Corp.*	49,412	323,155
Republic Airways Holdings, Inc.*	13,806	189,556
SkyWest, Inc.	8,410	127,159

		980,393

Auto Components 0.8%
Cooper Tire & Rubber Co.	8,201	275,061
Dorman Products, Inc.	1,400	65,912
Federal-Mogul Corp.*	15,436	240,493
Fuel Systems Solutions, Inc.*	2,282	41,510
Modine Manufacturing Co.*	9,040	99,440
Motorcar Parts of America, Inc.*	2,200	19,030
Shiloh Industries, Inc.	1,847	23,679
Spartan Motors, Inc.	7,133	43,226
Standard Motor Products, Inc.	5,949	204,586
Stoneridge, Inc.*	4,392	53,055
Superior Industries International, Inc.	4,675	85,132

		1,151,124

Beverages 0.4%
Coca-Cola Bottling Co. Consolidated	840	53,642
Constellation Brands, Inc., Class A*	8,720	454,225
Craft Brew Alliance, Inc.*	2,481	22,329
MGP Ingredients, Inc.	2,200	12,298
Primo Water Corp.*(a)	4,800	8,832

		551,326

Biotechnology 0.2%
Arqule, Inc.*	2,846	7,599
Astex Pharmaceuticals, Inc.*	11,151	58,319
Celldex Therapeutics, Inc.*	1,810	37,069
Codexis, Inc.*	1,324	3,244
Emergent Biosolutions, Inc.*	4,497	79,552
Enzon Pharmaceuticals, Inc.	2,902	5,804
Maxygen, Inc.	2,900	7,250
MediciNova, Inc.*(a)	1,469	3,937
Repligen Corp.*	2,489	25,313
Sangamo BioSciences, Inc.*(a)	300	2,925
Targacept, Inc.*	9,300	46,500

		277,512

Building Products 0.7%
American Woodmark Corp.*	1,000	34,690
Apogee Enterprises, Inc.	5,581	149,348
Builders FirstSource, Inc.*(a)	1,000	5,900
Gibraltar Industries, Inc.*	5,968	91,907
Griffon Corp.	7,427	88,381
Insteel Industries, Inc.	3,880	65,184
Owens Corning, Inc.*	4,313	170,321
Quanex Building Products Corp.	2,600	44,252
Simpson Manufacturing Co., Inc.	5,368	177,251
Universal Forest Products, Inc.	2,109	86,996
USG Corp.*	306	7,690

		921,920

Capital Markets 1.7%
American Capital Ltd.*	63,170	862,902
Calamos Asset Management, Inc., Class A	1,714	18,254
Capital Southwest Corp.	350	50,743
Cowen Group, Inc., Class A*	23,917	77,252
E*TRADE Financial Corp.*	13,802	205,650
GFI Group, Inc.	12,548	50,192
Harris & Harris Group, Inc.*	5,889	18,374
ICG Group, Inc.*	4,315	52,341
INTL. FCStone, Inc.*	800	14,808
Investment Technology Group, Inc.*	1,497	21,272
Janus Capital Group, Inc.	36,073	338,004
JMP Group, Inc.	3,774	26,795
KCG Holdings, Inc., Class A*	699	6,445
Legg Mason, Inc.	13,220	454,636
Manning & Napier, Inc.	868	15,580
MCG Capital Corp.	8,170	44,853
Medallion Financial Corp.	1,852	27,947
Oppenheimer Holdings, Inc., Class A	326	6,246

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
Piper Jaffray Cos.*	700	$23,485
Safeguard Scientifics, Inc.*	3,366	50,322
SWS Group, Inc.*	3,400	20,264

		2,386,365

Chemicals 2.5%
A. Schulman, Inc.	5,552	148,793
American Pacific Corp.*	681	24,768
American Vanguard Corp.	3,565	88,020
Arabian American Development Co.*	100	894
Axiall Corp.	3,390	149,431
Cabot Corp.	3,200	131,264
Chase Corp.	918	25,474
Chemtura Corp.*	9,364	209,379
Core Molding Technologies, Inc.*	471	4,347
Cytec Industries, Inc.	2,992	233,077
Ferro Corp.*	15,945	104,121
FutureFuel Corp.	3,696	58,360
H.B. Fuller Co.	6,127	245,999
Huntsman Corp.	16,500	297,330
Innospec, Inc.	590	25,323
KMG Chemicals, Inc.	1,276	28,812
Kraton Performance Polymers, Inc.*	3,216	65,285
Landec Corp.*	5,776	87,160
Minerals Technologies, Inc.	4,564	209,944
Olin Corp.	10,072	245,757
OM Group, Inc.*	5,533	170,804
OMNOVA Solutions, Inc.*	4,209	33,924
Penford Corp.*	1,600	23,744
PolyOne Corp.	5,792	167,447
Quaker Chemical Corp.	212	13,986
Sensient Technologies Corp.	5,500	242,055
Westlake Chemical Corp.	3,000	312,060
Zoltek Cos., Inc.*(a)	8,468	117,959

		3,465,517

Commercial Banks 8.4%
1st Source Corp.	2,736	74,638
1st United Bancorp, Inc.	1,029	8,006
Access National Corp.	576	8,773
American National Bankshares, Inc.	725	17,284
Ameris Bancorp*(a)	2,980	57,365
AmeriServ Financial, Inc.	1,800	5,346
Arrow Financial Corp.	408	10,747
Associated Banc-Corp.	7,643	129,472
Bancfirst Corp.	209	10,927
Bancorp, Inc. (The)*	4,545	68,175
BancorpSouth, Inc.	8,554	168,086
Bank of Kentucky Financial Corp. (The)	171	4,694
Banner Corp.	2,528	93,738
Bar Harbor Bankshares	283	11,111
BBCN Bancorp, Inc.	8,440	123,308
BCB Bancorp, Inc.	221	2,327
Boston Private Financial Holdings, Inc.	7,814	86,345
Bridge Bancorp, Inc.	111	2,380
Bryn Mawr Bank Corp.	471	13,169
C&F Financial Corp.(a)	177	9,565
Capital Bank Financial Corp., Class A*	114	2,177
Capital City Bank Group, Inc.*	2,100	26,292
CapitalSource, Inc.	20,213	244,577
Cardinal Financial Corp.	3,473	56,818
Cathay General Bancorp	13,982	332,212
Center Bancorp, Inc.	1,488	22,424
Centerstate Banks, Inc.	1,291	12,729
Central Pacific Financial Corp.*	333	6,191
Century Bancorp, Inc., Class A	138	4,909
Chemical Financial Corp.	1,317	39,326
City Holding Co.(a)	400	17,704
CoBiz Financial, Inc.	5,513	55,351
Columbia Banking System, Inc.	3,034	75,789
Community Bank System, Inc.	4,100	137,514
Community Bankers Trust Corp.*	300	1,158
Community Trust Bancorp, Inc.	1,612	64,238
CVB Financial Corp.	7,379	96,591
Enterprise Bancorp, Inc.	332	6,677
Enterprise Financial Services Corp.	1,963	36,374
Fidelity Southern Corp.	1,333	20,578
Financial Institutions, Inc.	1,239	24,941
First Bancorp, Inc.	939	16,808
First Bancorp, North Carolina	2,007	31,771
First BanCorp, Puerto Rico*	3,294	24,804
First Busey Corp.	4,356	21,736
First Citizens Bancshares, Inc., Class A	100	20,950
First Commonwealth Financial Corp.	24,429	183,462
First Community Bancshares, Inc.	2,243	35,798
First Financial Bancorp	3,773	60,783
First Financial Corp.	1,314	43,572
First Financial Holdings, Inc.	1,639	90,884
First Interstate BancSystem, Inc.	885	20,859
First Merchants Corp.	3,910	73,195
First Midwest Bancorp, Inc.	8,912	136,086
First Niagara Financial Group, Inc.	15,481	165,492
First South Bancorp, Inc.*	1,350	8,870
FirstMerit Corp.	9,372	210,120
Flushing Financial Corp.	3,341	63,345
FNB Corp.	12,066	152,514
German American Bancorp, Inc.	805	22,274
Glacier Bancorp, Inc.	5,383	131,022
Great Southern Bancorp, Inc.	1,161	33,901
Guaranty Bancorp	1,040	13,042
Hanmi Financial Corp.*	3,772	64,124
Heartland Financial USA, Inc.	1,847	51,716
Heritage Commerce Corp.*	3,460	25,431
Heritage Financial Corp.	100	1,589
Home Federal Bancorp, Inc.	2,100	29,442
Horizon Bancorp	587	14,070
Hudson Valley Holding Corp.	1,261	26,128
IBERIABANK Corp.	5,000	294,000
Independent Bank Corp.	2,048	76,268
Independent Bank Corp., Michigan*	380	2,964
International Bancshares Corp.	9,146	221,425
Intervest Bancshares Corp.*(a)	2,354	17,420
Lakeland Bancorp, Inc.	3,566	40,082
Lakeland Financial Corp.	779	24,577
Macatawa Bank Corp.*(a)	3,062	15,892
MainSource Financial Group, Inc.	2,706	39,129
MB Financial, Inc.	8,210	236,284

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
MBT Financial Corp.*	2,200	$8,712
Mercantile Bank Corp.	851	16,995
Merchants Bancshares, Inc.	662	20,549
Metro Bancorp, Inc.*	1,907	41,687
MetroCorp Bancshares, Inc.	775	8,293
MidSouth Bancorp, Inc.	770	12,551
MidWestOne Financial Group, Inc.	67	1,748
National Penn Bancshares, Inc.	13,300	143,507
NBT Bancorp, Inc.	647	14,603
NewBridge Bancorp*	2,450	20,066
North Valley Bancorp*	78	1,357
Northrim BanCorp, Inc.	444	11,331
OFG Bancorp	5,883	108,659
Old National Bancorp	6,911	99,588
Old Second Bancorp, Inc.*	1,500	9,120
OmniAmerican Bancorp, Inc.*	1,963	46,405
Pacific Continental Corp.	1,758	21,676
Pacific Mercantile Bancorp*	1,000	6,200
Pacific Premier Bancorp, Inc.*	1,418	18,477
PacWest Bancorp	1,751	62,020
Park National Corp.(a)	600	47,340
Park Sterling Corp.*	4,473	29,969
Peapack Gladstone Financial Corp.	703	13,751
Peoples Bancorp, Inc.	1,391	31,284
Pinnacle Financial Partners, Inc.*	6,100	173,728
Popular, Inc.*	8,323	273,827
Preferred Bank, Los Angeles*	1,261	21,424
PrivateBancorp, Inc.	12,137	286,312
Renasant Corp.	5,104	139,850
Republic Bancorp, Inc., Class A	3,383	88,533
Republic First Bancorp, Inc.*	1,723	5,789
S&T Bancorp, Inc.	2,138	52,338
Sandy Spring Bancorp, Inc.	1,979	48,367
Seacoast Banking Corp. of Florida*	7,563	17,849
Sierra Bancorp	1,250	19,725
Simmons First National Corp., Class A	1,967	53,797
Southern Community Financial Corp.*(c)	1,400	308
Southside Bancshares, Inc.	884	22,091
Southwest Bancorp, Inc.*	2,461	36,817
StellarOne Corp.	4,933	104,481
Sterling Bancorp	2,164	29,322
Suffolk Bancorp*	3,029	54,976
Sun Bancorp, Inc.*	3,351	11,125
Susquehanna Bancshares, Inc.	30,129	400,716
Synovus Financial Corp.	138,715	461,921
Taylor Capital Group, Inc.*(a)	1,119	25,099
Tompkins Financial Corp.	1,216	54,878
TowneBank(a)	2,102	33,569
TriCo Bancshares	1,149	24,887
Trustmark Corp.	5,620	151,571
UMB Financial Corp.	2,406	143,879
Umpqua Holdings Corp.	26,006	437,941
Union First Market Bankshares Corp.(a)	2,915	64,422
United Bankshares, Inc.(a)	200	5,664
United Community Banks, Inc.*	1,585	21,604
United Security Bancshares*	273	1,164
Univest Corp. of Pennsylvania	1,509	30,618
ViewPoint Financial Group, Inc.	3,427	73,920
Virginia Commerce Bancorp, Inc.*	2,526	37,966
Washington Banking Co.	1,359	19,773
Washington Trust Bancorp, Inc.	1,499	48,478
Webster Financial Corp.	10,981	299,122
WesBanco, Inc.	3,641	107,227
West Bancorporation, Inc.	1,619	22,148
Western Alliance Bancorp*	13,239	234,728
Wilshire Bancorp, Inc.	2,717	23,882
Wintrust Financial Corp.	8,452	345,771
Yadkin Financial Corp.*	666	10,383
Zions Bancorporation	38,900	1,152,996

		11,402,729

Commercial Services & Supplies 2.1%
ABM Industries, Inc.	14,604	378,244
ACCO Brands Corp.*	7,958	52,602
Acme United Corp.	200	2,776
Acorn Energy, Inc.(a)	1,419	12,317
AMREP Corp.*	216	2,106
ARC Document Solutions, Inc.*	5,427	25,887
Casella Waste Systems, Inc., Class A*	1,135	5,414
Consolidated Graphics, Inc.*	2,861	153,321
Courier Corp.	2,636	40,911
Covanta Holding Corp.	5,910	122,987
EnerNOC, Inc.*	4,199	65,588
Ennis, Inc.	2,761	51,161
Fuel Tech, Inc.*	2,542	9,405
G&K Services, Inc., Class A	1,400	73,934
Intersections, Inc.	2,600	25,168
Kimball International, Inc., Class B	5,988	65,808
McGrath RentCorp	3,949	135,214
Metalico, Inc.*	4,282	6,209
Mobile Mini, Inc.*	11,423	394,208
Multi-Color Corp.	2,035	70,431
NL Industries, Inc.	1,831	20,306
Quad/Graphics, Inc.(a)	1,370	38,415
RR Donnelley & Sons Co.(a)	3,196	60,692
Schawk, Inc.	3,031	41,767
Standard Parking Corp.*	797	18,347
Standard Register Co.(The)*	705	2,094
Steelcase, Inc., Class A	14,713	224,226
Tetra Tech, Inc.*	6,372	150,379
TMS International Corp., Class A	740	12,114
UniFirst Corp.	2,352	230,543
United Stationers, Inc.	4,178	172,927
Versar, Inc.*	2,487	13,107
Viad Corp.	5,699	137,061
Virco Manufacturing Corp.*	1,500	3,630

		2,819,299

Communications Equipment 1.7%
Anaren, Inc.*	2,904	67,983
ARRIS Group, Inc.*	14,421	216,892
Aviat Networks, Inc.*	7,678	20,347
Aware, Inc.	1,965	9,707
Bel Fuse, Inc., Class B	1,319	20,642
Black Box Corp.	2,600	70,356
Brocade Communications Systems, Inc.*	22,028	146,706

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Communications Equipment (continued)
Calix, Inc.*	7,095	$82,870
Communications Systems, Inc.	1,420	15,052
Comtech Telecommunications Corp.	3,510	95,051
Digi International, Inc.*	4,472	44,407
EchoStar Corp., Class A*	4,067	162,517
EMCORE Corp.*(a)	3,875	16,314
Emulex Corp.*	13,422	107,510
Extreme Networks*	15,787	68,358
Finisar Corp.*	9,668	186,882
Globecomm Systems, Inc.*	4,951	71,740
Harmonic, Inc.*	19,687	150,802
Infinera Corp.*(a)	11,300	123,283
KVH Industries, Inc.*	4,039	56,506
Oclaro, Inc.*(a)	16,707	19,881
Oplink Communications, Inc.*	5,391	108,629
Optical Cable Corp.	300	1,290
PC-Tel, Inc.	1,200	11,580
Performance Technologies, Inc.*	1,121	1,457
Polycom, Inc.*	13,578	129,806
Relm Wireless Corp.*	2,881	11,524
ShoreTel, Inc.*	1,289	5,014
Sonus Networks, Inc.*	21,433	73,301
Symmetricom, Inc.*	10,860	55,820
Tellabs, Inc.	38,811	86,937
TESSCO Technologies, Inc.	1,910	61,196
UTStarcom Holdings Corp.*	1,801	4,971
Westell Technologies, Inc., Class A*	8,136	21,072

		2,326,403

Computers & Peripherals 1.0%
Astro-Med, Inc.	765	8,698
Avid Technology, Inc.*	6,800	40,528
Concurrent Computer Corp.	529	4,306
Cray, Inc.*	3,102	71,873
Datalink Corp.*	3,720	48,435
Electronics for Imaging, Inc.*	8,400	252,252
Hutchinson Technology, Inc.*	4,426	15,181
Imation Corp.*	3,874	18,130
Intermec, Inc.*	2,915	28,946
Intevac, Inc.*	4,194	26,716
Lexmark International, Inc., Class A	13,366	501,091
Novatel Wireless, Inc.*	6,524	27,662
QLogic Corp.*	19,088	210,159
Rimage Corp.	220	1,984
STEC, Inc.*	6,900	46,713
Super Micro Computer, Inc.*	2,769	32,093
Xyratex Ltd.	7,313	78,834

		1,413,601

Construction & Engineering 2.0%
AECOM Technology Corp.*	4,273	144,855
Aegion Corp.*	9,790	223,408
Argan, Inc.	134	2,124
Comfort Systems USA, Inc.	3,250	50,212
Dycom Industries, Inc.*	6,300	166,824
EMCOR Group, Inc.	9,444	389,848
Furmanite Corp.*	3,051	22,852
Goldfield Corp.(The)	3,969	8,533
Granite Construction, Inc.	6,757	204,399
Great Lakes Dredge & Dock Corp.	16,360	125,808
Integrated Electrical Services, Inc.*	1,200	7,068
Layne Christensen Co.*	4,605	89,245
MasTec, Inc.*	5,669	187,077
Michael Baker Corp.	1,057	42,703
MYR Group, Inc.*	4,154	89,726
Northwest Pipe Co.*	2,016	60,077
Orion Marine Group, Inc.*	7,050	88,619
Pike Electric Corp.	9,472	115,653
Sterling Construction Co., Inc.*	3,017	29,627
Tutor Perini Corp.*	10,806	213,743
UniTek Global Services, Inc.*	1,000	1,710
URS Corp.	9,861	458,537

		2,722,648

Construction Materials 0.2%
Headwaters, Inc.*	7,409	69,867
Texas Industries, Inc.*	3,959	246,012
United States Lime & Minerals, Inc.*	357	21,292

		337,171

Consumer Finance 0.3%
Asta Funding, Inc.	2,269	19,990
Atlanticus Holdings Corp.*(a)	1,995	7,581
Cash America International, Inc.	5,300	222,600
Encore Capital Group, Inc.*	286	11,114
First Marblehead Corp. (The)*	12,745	21,666
Green Dot Corp., Class A*	1,149	26,749
Imperial Holdings, Inc.*	2,381	17,643
Nelnet, Inc., Class A	3,500	136,080
QC Holdings, Inc.	37	100

		463,523

Containers & Packaging 0.4%
Boise, Inc.	14,796	134,644
Graphic Packaging Holding Co.*	10,654	91,624
Myers Industries, Inc.	4,875	94,916
Rock Tenn Co., Class A	1,968	225,041
Sealed Air Corp.	2,342	63,796

		610,021

Distributors 0.2%
Core-Mark Holding Co., Inc.	2,478	155,247
VOXX International Corp.*	7,308	99,023
Weyco Group, Inc.	618	16,890

		271,160

Diversified Consumer Services 0.7%
Ascent Capital Group, Inc., Class A*	1,498	116,410
Cambium Learning Group, Inc.*	300	408
Career Education Corp.*	11,688	37,635
Carriage Services, Inc.	1,715	32,174
Corinthian Colleges, Inc.*(a)	19,366	43,380
DeVry, Inc.	8,627	259,500
K12, Inc.*(a)	1,800	55,980
Lincoln Educational Services Corp.	2,317	14,528
Mac-Gray Corp.	1,436	21,109
Matthews International Corp., Class A	1,057	40,885

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Diversified Consumer Services (continued)
Regis Corp.	10,909	$189,489
Service Corp. International	7,120	135,066
Stewart Enterprises, Inc., Class A	3,400	44,676

		991,240

Diversified Financial Services 0.6%
Interactive Brokers Group, Inc., Class A	3,410	55,242
Marlin Business Services Corp.	1,601	36,631
MicroFinancial, Inc.	1,653	13,422
NASDAQ OMX Group, Inc. (The)	10,941	354,489
NewStar Financial, Inc.*	6,586	101,424
PHH Corp.*	9,292	210,557
PICO Holdings, Inc.*	2,751	60,219
Resource America, Inc., Class A	2,032	16,866

		848,850

Diversified Telecommunication Services 0.4%
Atlantic Tele-Network, Inc.	526	26,826
Cbeyond, Inc.*	9,288	78,669
Consolidated Communications Holdings, Inc.	582	10,179
Frontier Communications Corp.(a)	20,426	89,057
General Communication, Inc., Class A*	11,580	102,483
Hawaiian Telcom Holdco, Inc.*(a)	427	11,879
HickoryTech Corp.	1,535	17,223
Inteliquent, Inc.	5,607	46,763
Iridium Communications, Inc.*(a)	7,904	66,552
ORBCOMM, Inc.*	7,386	35,601
Premiere Global Services, Inc.*	6,710	73,810
Primus Telecommunications Group, Inc.	1,553	18,605
Vonage Holdings Corp.*	215	692

		578,339

Electrical Equipment 1.1%
Allied Motion Technologies, Inc.	738	5,299
American Superconductor Corp.*(a)	6,222	15,617
AZZ, Inc.	4,316	163,274
Brady Corp., Class A	4,000	133,080
Encore Wire Corp.	3,906	162,919
EnerSys, Inc.	7,700	407,484
Franklin Electric Co., Inc.	400	14,904
General Cable Corp.	10,484	330,456
Global Power Equipment Group, Inc.	586	10,595
GrafTech International Ltd.*(a)	4,048	30,441
LSI Industries, Inc.	3,306	26,977
Ocean Power Technologies, Inc.*(a)	3,200	5,024
Orion Energy Systems, Inc.*	2,791	9,601
Powell Industries, Inc.*	1,095	53,874
PowerSecure International, Inc.*	3,210	52,259
Preformed Line Products Co.	281	20,499
Ultralife Corp.*	3,374	11,741
Vicor Corp.*	3,400	28,186

		1,482,230

Electronic Equipment, Instruments & Components 4.1%
Aeroflex Holding Corp.*	4,299	32,328
Agilysys, Inc.*	3,840	44,506
Arrow Electronics, Inc.*	5,533	252,581
Avnet, Inc.*	5,931	223,421
AVX Corp.	15,000	191,850
Benchmark Electronics, Inc.*	5,200	115,024
Checkpoint Systems, Inc.*	8,356	143,723
Coherent, Inc.	913	51,749
CTS Corp.	6,185	86,899
Daktronics, Inc.	1,137	12,370
DTS, Inc.*	1,013	22,934
Echelon Corp.*	359	808
Electro Rent Corp.	4,579	81,872
Electro Scientific Industries, Inc.	5,246	59,542
Fabrinet*	2,096	31,042
Frequency Electronics, Inc.	900	9,567
GSI Group, Inc.*	2,301	19,351
ID Systems, Inc.*	1,945	9,764
Identive Group, Inc.*(a)	4,603	3,517
IEC Electronics Corp.*	1,140	3,865
Ingram Micro, Inc., Class A*	31,600	721,428
Insight Enterprises, Inc.*	7,010	149,944
Iteris, Inc.*	1,700	3,043
Itron, Inc.*	4,030	173,774
KEMET Corp.*	9,314	40,609
Key Tronic Corp.*	2,680	30,391
LoJack Corp.*	1,025	3,413
Measurement Specialties, Inc.*	1,796	89,405
Mercury Systems, Inc.*	4,114	38,178
Methode Electronics, Inc.	9,675	182,761
Multi-Fineline Electronix, Inc.*	1,900	28,728
NAPCO Security Technologies, Inc.*	1,850	9,435
Newport Corp.*	7,821	114,578
PAR Technology Corp.*	1,700	7,140
Park Electrochemical Corp.	1,601	43,547
PC Connection, Inc.	1,900	32,224
PCM, Inc.*	2,073	20,813
Perceptron, Inc.	1,480	11,751
Planar Systems, Inc.*	1,900	3,572
Plexus Corp.*	5,596	195,692
Radisys Corp.*	3,068	12,671
RF Industries Ltd.	443	2,716
Richardson Electronics Ltd.	2,700	30,348
Rofin-Sinar Technologies, Inc.*	5,612	129,693
Rogers Corp.*	2,587	143,889
Sanmina Corp.*	16,473	271,146
ScanSource, Inc.*	3,561	126,807
SMTC Corp.*	2,189	4,159
SYNNEX Corp.*	11,003	544,869
Tech Data Corp.*	9,257	475,254
TTM Technologies, Inc.*	10,974	101,400
Viasystems Group, Inc.*	372	5,524
Vicon Industries, Inc.*	371	976
Vishay Intertechnology, Inc.*	30,628	440,737
Vishay Precision Group, Inc.*	830	13,463
Wayside Technology Group, Inc.	200	2,498
Zygo Corp.*	1,869	29,287

		5,632,576

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services 4.4%
Basic Energy Services, Inc.*(a)	11,347	$129,810
Bolt Technology Corp.	934	16,933
Bristow Group, Inc.	5,890	400,579
C&J Energy Services, Inc.*(a)	6,638	128,445
Cal Dive International, Inc.*(a)	13,404	26,272
Dawson Geophysical Co.*	1,865	67,289
ENGlobal Corp.*	1,900	1,851
Era Group, Inc.*	5,604	136,682
Exterran Holdings, Inc.*	14,869	472,091
Forbes Energy Services Ltd.*	800	3,624
Global Geophysical Services, Inc.*	5,630	24,716
Gulf Island Fabrication, Inc.	2,673	66,103
GulfMark Offshore, Inc., Class A	4,982	245,364
Helix Energy Solutions Group, Inc.*	18,987	481,700
Hercules Offshore, Inc.*	30,067	207,462
Hornbeck Offshore Services, Inc.*	6,751	357,465
Key Energy Services, Inc.*	9,000	57,060
Matrix Service Co.*	6,030	95,576
Mitcham Industries, Inc.*	2,910	49,266
Nabors Industries Ltd.	10,926	168,151
Natural Gas Services Group, Inc.*	3,200	77,920
Newpark Resources, Inc.*	18,460	211,182
Nuverra Environmental Solutions, Inc.*(a)	1,508	4,449
Parker Drilling Co.*	23,499	142,639
Patterson-UTI Energy, Inc.	15,079	298,112
PHI, Inc., Non-Voting Shares*	2,499	87,965
Pioneer Energy Services Corp.*	10,270	69,631
Rowan Cos. PLC, Class A*	6,500	223,275
SEACOR Holdings, Inc.	4,636	405,928
Steel Excel, Inc.*	1,070	31,030
Superior Energy Services, Inc.*	10,968	281,000
Tesco Corp.*	4,610	61,036
TETRA Technologies, Inc.*	22,243	225,099
TGC Industries, Inc.	2,083	18,685
Tidewater, Inc.	5,680	335,063
Unit Corp.*	5,915	266,648
Willbros Group, Inc.*	13,279	95,343

		5,971,444

Food & Staples Retailing 0.7%
Andersons, Inc. (The)	4,878	289,363
Ingles Markets, Inc., Class A	3,258	92,723
Nash Finch Co.	2,971	69,670
Pantry, Inc. (The)*	6,928	86,253
Spartan Stores, Inc.	6,239	122,721
Susser Holdings Corp.*	3,733	193,071
Village Super Market, Inc., Class A	462	17,025
Weis Markets, Inc.	2,429	121,984

		992,810

Food Products 2.4%
Boulder Brands, Inc.*(a)	12,808	165,351
Cal-Maine Foods, Inc.	2,864	145,148
Chiquita Brands International, Inc.*	13,073	157,922
Diamond Foods, Inc.*(a)	3,591	73,220
Dole Food Co., Inc.*	14,046	181,193
Farmer Bros. Co.*	1,801	28,690
Fresh Del Monte Produce, Inc.	14,882	418,035
Griffin Land & Nurseries, Inc.	186	5,919
John B. Sanfilippo & Son, Inc.	300	6,474
Omega Protein Corp.*	4,187	35,045
Overhill Farms, Inc.*	522	2,600
Pilgrim’s Pride Corp.*	8,953	148,799
Post Holdings, Inc.*	7,565	350,940
Sanderson Farms, Inc.	2,842	200,759
Seaboard Corp.	64	180,480
Seneca Foods Corp., Class A*	1,711	60,142
Smithfield Foods, Inc.*	25,800	856,560
Snyders-Lance, Inc.	4,109	130,050
Tootsie Roll Industries, Inc.	900	30,474
TreeHouse Foods, Inc.*	596	42,310

		3,220,111

Gas Utilities 0.2%
UGI Corp.	7,297	306,401

Health Care Equipment & Supplies 2.0%
Alere, Inc.*	15,935	532,229
Alphatec Holdings, Inc.*	4,920	11,316
Analogic Corp.	1,302	92,950
AngioDynamics, Inc.*	3,318	39,650
Anika Therapeutics, Inc.*	2,200	44,242
Baxano Surgical, Inc.(a)	3,431	6,828
Cantel Medical Corp.	982	26,062
CONMED Corp.	2,200	72,160
Cooper Cos., Inc. (The)	1,345	171,286
CryoLife, Inc.	3,416	24,185
Cutera, Inc.*	2,161	20,637
Cynosure, Inc., Class A*	1,733	49,356
Digirad Corp.*	1,500	3,690
Exactech, Inc.*	1,845	39,834
Greatbatch, Inc.*	2,535	95,823
ICU Medical, Inc.*	854	61,223
Integra LifeSciences Holdings Corp.*	4,123	162,405
Invacare Corp.	5,401	84,310
Kewaunee Scientific Corp.	92	1,233
LeMaitre Vascular, Inc.	1,044	7,193
Medical Action Industries, Inc.*	4,203	38,626
Merit Medical Systems, Inc.*	5,370	70,562
Misonix, Inc.*	600	3,096
Natus Medical, Inc.*	7,710	98,611
NuVasive, Inc.*	7,165	163,505
Orthofix International NV*	327	7,426
Rochester Medical Corp.*	1,348	19,923
RTI Surgical, Inc.*	13,204	51,760
Solta Medical, Inc.*	6,509	17,639
SurModics, Inc.*	2,558	51,774
Symmetry Medical, Inc.*	10,512	91,559
Teleflex, Inc.	1,274	101,194
Theragenics Corp.*	3,000	6,120
West Pharmaceutical Services, Inc.	2,435	179,606
Wright Medical Group, Inc.*	9,010	247,054

		2,695,067

Health Care Providers & Services 3.5%
Addus HomeCare Corp.*	1,031	20,249
Almost Family, Inc.	1,742	33,324
Amedisys, Inc.*	7,244	90,622

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
AMN Healthcare Services, Inc.*	8,273	$122,275
Amsurg Corp.*	6,879	269,038
BioScrip, Inc.*	10,685	173,631
Capital Senior Living Corp.*	4,591	105,777
CardioNet, Inc.*	7,210	54,508
Chindex International, Inc.*	2,600	44,512
Community Health Systems, Inc.	10,775	496,296
Cross Country Healthcare, Inc.*	3,254	18,353
Ensign Group, Inc. (The)	1,137	43,479
ExamWorks Group, Inc.*	2,465	59,850
Five Star Quality Care, Inc.*	11,300	66,896
Gentiva Health Services, Inc.*	8,079	86,768
Hanger, Inc.*	5,565	205,460
Health Net, Inc.*	7,964	244,256
Healthways, Inc.*	6,242	107,113
Kindred Healthcare, Inc.*	14,154	217,405
LHC Group, Inc.*	4,529	103,895
LifePoint Hospitals, Inc.*	7,780	382,465
Magellan Health Services, Inc.*	6,211	354,959
MedCath Corp.*(c)	2,115	2,898
Molina Healthcare, Inc.*	3,418	126,876
National HealthCare Corp.	900	43,227
Omnicare, Inc.	10,500	554,295
PDI, Inc.*	1,600	7,440
PharMerica Corp.*	5,614	82,189
Providence Service Corp. (The)*	912	25,144
Select Medical Holdings Corp.	7,442	66,755
SunLink Health Systems, Inc.*	700	511
Triple-S Management Corp., Class B*	4,434	96,484
Universal American Corp.	11,710	126,936
VCA Antech, Inc.*	10,575	304,137

		4,738,023

Health Care Technology 0.2%
Arrhythmia Research Technology, Inc.*	200	464
MedAssets, Inc.*	8,062	175,510
Omnicell, Inc.*	5,297	111,766

		287,740

Hotels, Restaurants & Leisure 2.2%
Ambassadors Group, Inc.	201	732
Ark Restaurants Corp.	318	6,694
Biglari Holdings, Inc.*	188	78,313
Bob Evans Farms, Inc.	4,181	212,478
Boyd Gaming Corp.*(a)	13,332	177,449
Carrols Restaurant Group, Inc.*	2,371	15,578
Churchill Downs, Inc.	1,471	119,460
DineEquity, Inc.	2,973	207,129
Dover Downs Gaming & Entertainment, Inc.	1,000	1,460
Dover Motorsports, Inc.	1,000	2,610
Frisch’s Restaurants, Inc.	373	8,135
Full House Resorts, Inc.*	4,053	11,875
Gaming Partners International Corp.	341	2,902
International Speedway Corp., Class A	6,461	218,705
Isle of Capri Casinos, Inc.*	5,552	44,083
Life Time Fitness, Inc.*	528	28,137
Luby’s, Inc.*	3,390	27,256
Marcus Corp.	2,900	37,555
Marriott Vacations Worldwide Corp.*	5,756	253,264
Monarch Casino & Resort, Inc.*	1,893	38,807
MTR Gaming Group, Inc.*	2,160	7,754
Multimedia Games Holding Co., Inc.*	2,201	77,013
Nathan’s Famous, Inc.*	188	10,765
Orient-Express Hotels Ltd., Class A*	14,633	183,059
Red Lion Hotels Corp.*	1,000	6,650
Red Robin Gourmet Burgers, Inc.*	2,700	153,576
Rick’s Cabaret International, Inc.*	2,122	18,801
Ruby Tuesday, Inc.*	16,029	117,332
Scientific Games Corp., Class A*	10,234	139,489
Speedway Motorsports, Inc.	4,835	89,302
Vail Resorts, Inc.	2,100	140,658
Wendy’s Co. (The)	55,201	392,479
WMS Industries, Inc.*	7,147	184,035

		3,013,535

Household Durables 2.2%
Bassett Furniture Industries, Inc.	1,614	25,711
Beazer Homes USA, Inc.*(a)	4,168	71,648
Cavco Industries, Inc.*	1,086	59,502
Cobra Electronics Corp.*	800	2,096
CSS Industries, Inc.	1,000	26,630
Dixie Group, Inc. (The)*	700	6,293
Emerson Radio Corp.*	3,000	5,190
Flexsteel Industries, Inc.	648	16,129
Furniture Brands International, Inc.(a)	774	1,819
Helen of Troy Ltd.*	8,448	358,871
Hooker Furniture Corp.	2,384	40,075
Jarden Corp.*	11,550	525,178
KB Home(a)	12,417	220,402
Kid Brands, Inc.*	1,900	3,078
La-Z-Boy, Inc.	8,142	168,783
Lennar Corp., Class B	800	21,800
Lennar Corp., Class A	5,452	184,659
Lifetime Brands, Inc.	1,456	21,811
M.D.C. Holdings, Inc.	6,761	213,918
M/I Homes, Inc.*	5,757	122,394
Meritage Homes Corp.*	5,800	262,508
Mohawk Industries, Inc.*	2,987	355,423
NACCO Industries, Inc., Class A	1,972	120,943
Orleans Homebuilders, Inc.*(b)(c)	1,500	0
Ryland Group, Inc. (The)	3,902	157,797
Skyline Corp.*	1,050	5,134
Stanley Furniture Co., Inc.*(a)	2,120	7,314
Universal Electronics, Inc.*	1,672	51,548

		3,056,654

Household Products 0.2%
Central Garden and Pet Co., Class A*	4,329	32,641
Central Garden and Pet Co.*	2,100	15,729
Oil-Dri Corp. of America	461	14,687
Orchids Paper Products Co.	943	25,574
Spectrum Brands Holdings, Inc.	4,179	235,779

		324,410

Independent Power Producers & Energy Traders 0.2%
Dynegy, Inc.*(a)	4,813	100,303
Genie Energy Ltd., Class B*	1,752	18,063
Ormat Technologies, Inc.	4,115	94,768
Synthesis Energy Systems, Inc.*(a)	419	352

		213,486

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Information Technology Services 1.3%
Acxiom Corp.*	8,100	$208,737
CACI International, Inc., Class A*(a)	3,439	228,350
CIBER, Inc.*	15,843	57,669
Convergys Corp.	18,583	351,776
CoreLogic, Inc.*	11,500	320,850
CSG Systems International, Inc.	2,071	49,041
Dynamics Research Corp.*	2,200	12,386
Edgewater Technology, Inc.*	400	2,460
Euronet Worldwide, Inc.*	3,735	137,485
Hackett Group, Inc. (The)	8,020	44,591
ManTech International Corp., Class A	3,611	106,669
ModusLink Global Solutions, Inc.*	4,527	14,079
NCI, Inc., Class A*	1,153	5,223
Official Payments Holdings, Inc.*	111	794
StarTek, Inc.*	2,764	14,732
Sykes Enterprises, Inc.*	6,502	114,175
TeleTech Holdings, Inc.*	300	7,515
Virtusa Corp.*	2,177	56,123

		1,732,655

Insurance 7.5%
Allied World Assurance Co. Holdings AG	2,937	277,987
American Equity Investment Life Holding Co.	14,026	255,273
American Financial Group, Inc.	7,990	413,003
American National Insurance Co.	1,289	145,013
American Safety Insurance Holdings Ltd.*	1,822	54,587
AMERISAFE, Inc.	2,432	86,895
Argo Group International Holdings Ltd.	3,451	154,087
Aspen Insurance Holdings Ltd.	5,907	221,453
Assurant, Inc.	11,838	641,146
Assured Guaranty Ltd.	18,265	395,255
CNO Financial Group, Inc.	45,012	642,771
Donegal Group, Inc., Class A	2,513	34,554
Eastern Insurance Holdings, Inc.	1,180	23,045
EMC Insurance Group, Inc.	300	8,700
Employers Holdings, Inc.	466	12,251
Endurance Specialty Holdings Ltd.	12,149	639,402
Enstar Group Ltd.*	978	140,519
FBL Financial Group, Inc., Class A	2,316	102,437
Federated National Holding Co.	1,151	11,729
First Acceptance Corp.*	3,404	6,263
First American Financial Corp.	17,600	400,048
Global Indemnity PLC*	2,101	54,584
Greenlight Capital Re Ltd., Class A*	716	18,931
Hallmark Financial Services, Inc.*(a)	2,313	22,598
Hanover Insurance Group, Inc. (The)	9,149	492,491
HCI Group, Inc.	823	30,040
Hilltop Holdings, Inc.*	7,080	120,572
Horace Mann Educators Corp.	4,553	129,032
Independence Holding Co.(a)	2,090	29,323
Investors Title Co.	130	9,694
Kemper Corp.	13,154	459,732
Maiden Holdings Ltd.	8,655	105,245
Markel Corp.*	260	137,800
MBIA, Inc.*	26,469	357,332
Meadowbrook Insurance Group, Inc.	3,845	29,184
Montpelier Re Holdings Ltd.	6,171	166,679
National Western Life Insurance Co., Class A	140	29,953
Navigators Group, Inc. (The)*	1,000	57,960
Old Republic International Corp.	20,261	292,771
OneBeacon Insurance Group Ltd., Class A	1,800	26,100
Phoenix Cos., Inc. (The)*	919	39,214
Platinum Underwriters Holdings Ltd.	7,459	433,293
ProAssurance Corp.	4,300	230,179
Protective Life Corp.	13,511	585,432
Reinsurance Group of America, Inc.	4,500	306,405
Safety Insurance Group, Inc.	1,100	59,147
Selective Insurance Group, Inc.	3,625	88,631
StanCorp Financial Group, Inc.	6,403	339,935
State Auto Financial Corp.	3,071	62,341
Stewart Information Services Corp.	3,037	93,934
Symetra Financial Corp.	16,134	290,089
Tower Group International Ltd.	10,180	222,637
United Fire Group, Inc.	2,100	54,621
Universal Insurance Holdings, Inc.	5,088	39,992
Validus Holdings Ltd.	4,079	144,519

		10,226,808

Internet & Catalog Retail 0.2%
1-800-FLOWERS.COM, Inc., Class A*	6,313	41,540
dELiA*s, Inc.*	1,700	2,550
Gaiam, Inc., Class A*	605	2,946
Hollywood Media Corp.*	1,736	2,257
Orbitz Worldwide, Inc.*(a)	3,202	29,490
Shutterfly, Inc.*	1,800	96,462
ValueVision Media, Inc., Class A*	7,113	42,180

		217,425

Internet Software & Services 1.5%
Active Network, Inc. (The)*	8,715	74,339
AOL, Inc.*	11,184	412,019
Bankrate, Inc.*	6,333	113,551
Blucora, Inc.*	9,727	194,540
BroadVision, Inc.*(a)	530	4,929
Dealertrack Technologies, Inc.*	700	26,180
Digital River, Inc.*	6,207	105,457
EarthLink, Inc.	30,776	192,966
Internap Network Services Corp.*	6,047	49,283
IntraLinks Holdings, Inc.*	8,703	82,678
Keynote Systems, Inc.	3,401	67,782
Limelight Networks, Inc.*	16,512	39,629
Marchex, Inc., Class B	7,300	44,530
Market Leader, Inc.*	2,095	24,532
Monster Worldwide, Inc.*	13,653	78,095

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services (continued)
Perficient, Inc.*	3,093	$42,219
QuinStreet, Inc.*	3,027	28,181
RealNetworks, Inc.*	4,608	36,265
Reis, Inc.*	400	7,360
Support.com, Inc.*	3,456	17,453
TechTarget, Inc.*	4,156	22,401
TheStreet, Inc.*	4,044	8,128
United Online, Inc.	28,098	228,156
XO Group, Inc.*	7,450	89,102

		1,989,775

Leisure Equipment & Products 0.3%
Callaway Golf Co.	20,024	143,772
Escalade, Inc.	200	1,290
JAKKS Pacific, Inc.(a)	744	4,471
Johnson Outdoors, Inc., Class A*	310	7,896
LeapFrog Enterprises, Inc.*(a)	6,569	75,675
Nautilus, Inc.*	2,800	24,584
Steinway Musical Instruments, Inc.*	2,316	84,187

		341,875

Life Sciences Tools & Services 0.5%
Affymetrix, Inc.*(a)	18,611	70,722
Albany Molecular Research, Inc.*	4,093	52,022
Bio-Rad Laboratories, Inc., Class A*	175	21,348
Cambrex Corp.*	1,685	24,685
Enzo Biochem, Inc.*	500	1,090
Furiex Pharmaceuticals, Inc.*	202	8,886
Harvard Bioscience, Inc.*	4,033	21,577
Pacific Biosciences of California, Inc.*	11,326	29,334
PAREXEL International Corp.*	500	24,725
PerkinElmer, Inc.	11,328	386,172

		640,561

Machinery 3.3%
Accuride Corp.*	4,112	23,521
Actuant Corp., Class A	885	31,249
Adept Technology, Inc.*	1,531	5,435
Alamo Group, Inc.	3,290	137,094
Albany International Corp., Class A	4,353	150,222
Altra Holdings, Inc.	4,868	121,408
American Railcar Industries, Inc.(a)	3,556	127,767
Ampco-Pittsburgh Corp.	639	12,294
Astec Industries, Inc.	4,208	147,280
Barnes Group, Inc.	9,800	323,400
Briggs & Stratton Corp.	11,092	224,613
CIRCOR International, Inc.	1,831	96,164
Columbus McKinnon Corp.*	1,996	44,152
Douglas Dynamics, Inc.	3,542	50,899
Dynamic Materials Corp.	3,442	66,740
Eastern Co. (The)	399	6,671
Energy Recovery, Inc.*	2,906	12,699
EnPro Industries, Inc.*	3,189	181,231
ESCO Technologies, Inc.	2,739	94,852
Federal Signal Corp.*	15,450	149,865
Flow International Corp.*	4,235	16,347
FreightCar America, Inc.	2,335	42,520
Gencor Industries, Inc.*	499	3,842
Greenbrier Cos., Inc. (The)*	8,245	188,563
Hardinge, Inc.	2,600	41,132
Harsco Corp.	5,699	146,806
Hurco Cos., Inc.	943	26,876
Hyster-Yale Materials Handling, Inc.	1,802	117,148
Kadant, Inc.	600	19,644
Kaydon Corp.	1,191	34,634
Key Technology, Inc.*	300	4,344
LB Foster Co., Class A	1,427	66,327
Lydall, Inc.*	1,200	18,672
Met-Pro Corp.	2,782	37,974
MFRI, Inc.*	700	7,588
Miller Industries, Inc.	2,623	43,516
Mueller Industries, Inc.	300	16,467
Mueller Water Products, Inc., Class A	14,333	110,938
NN, Inc.	4,726	58,130
Oshkosh Corp.*	2,700	121,014
Standex International Corp.	1,572	92,795
Tecumseh Products Co., Class A*	2,827	32,454
Terex Corp.*	13,044	384,537
Titan International, Inc.	370	6,379
Trinity Industries, Inc.	15,928	627,085
Watts Water Technologies, Inc., Class A	3,888	203,265

		4,476,553

Marine 0.2%
Baltic Trading Ltd.	904	3,399
Eagle Bulk Shipping, Inc.*	1,450	5,568
Genco Shipping & Trading Ltd.*	9,151	19,034
International Shipholding Corp.	300	8,202
Matson, Inc.	6,764	191,556
Ultrapetrol (Bahamas) Ltd.*	4,066	12,483

		240,242

Media 2.5%
AH Belo Corp., Class A	2,587	19,402
Ballantyne Strong, Inc.*	1,504	6,166
Belo Corp., Class A	15,800	225,308
Central European Media Enterprises Ltd., Class A*	6,938	23,312
Clear Channel Outdoor Holdings, Inc., Class A*	554	4,111
CTC Media, Inc.	7,516	83,428
Cumulus Media, Inc., Class A*	6,396	27,375
Digital Generation, Inc.*(a)	6,328	49,042
DreamWorks Animation SKG, Inc., Class A*(a)	8,906	220,513
E.W. Scripps Co. (The), Class A*	10,873	180,601
Entercom Communications Corp., Class A*	7,800	76,518
FAB Universal Corp.*(a)	190	762
Fisher Communications, Inc.	400	16,388
Gannett Co., Inc.	8,944	230,397
Gray Television, Inc.*	15,684	122,492
Harte-Hanks, Inc.	12,274	117,339
Journal Communications, Inc., Class A*	11,661	106,815
Live Nation Entertainment, Inc.*	23,114	378,607
Madison Square Garden Co. (The), Class A*	5,753	339,254
Martha Stewart Living Omnimedia, Class A*	1,415	3,552

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Media (continued)
McClatchy Co. (The), Class A*(a)	15,398	$47,888
Media General, Inc., Class A*(a)	4,890	53,741
Meredith Corp.	5,055	240,214
Orchard Enterprises, Inc. (The), ADR*(b)(c)	200	0
Radio One, Inc., Class D*(a)	7,300	16,206
Saga Communications, Inc., Class A	533	27,636
Salem Communications Corp., Class A	4,000	30,280
Scholastic Corp.	200	6,100
Starz, Class A*	2,349	53,017
Valassis Communications, Inc.(a)	6,153	176,160
Washington Post Co. (The), Class B(a)	900	483,624

		3,366,248

Metals & Mining 2.6%
AM Castle & Co.*(a)	5,579	94,955
Century Aluminum Co.*	21,461	180,058
Coeur Mining, Inc.*	21,453	287,685
Commercial Metals Co.	20,115	311,581
Freeport-McMoRan Copper & Gold, Inc.	44	1,244
Friedman Industries, Inc.	1,708	16,841
Golden Minerals Co.*(a)	2,700	3,699
Haynes International, Inc.	400	19,240
Hecla Mining Co.	31,841	102,846
Horsehead Holding Corp.*	13,476	165,081
Kaiser Aluminum Corp.	3,058	199,534
Materion Corp.	5,295	159,591
McEwen Mining, Inc.*(a)	21,808	42,744
Noranda Aluminum Holding Corp.	8,038	24,998
Olympic Steel, Inc.	2,883	80,292
Reliance Steel & Aluminum Co.	5,235	367,497
RTI International Metals, Inc.*	6,559	201,033
Schnitzer Steel Industries, Inc., Class A	4,037	103,589
Steel Dynamics, Inc.	31,400	488,584
Stillwater Mining Co.*(a)	20,991	253,991
SunCoke Energy, Inc.*	6,567	103,759
Synalloy Corp.	400	6,628
United States Steel Corp.(a)	794	13,776
Universal Stainless & Alloy Products, Inc.*	1,562	40,300
Worthington Industries, Inc.	8,522	304,832

		3,574,378

Multiline Retail 1.2%
Dillard’s, Inc., Class A	9,100	768,313
Fred’s, Inc., Class A	8,647	148,728
Saks, Inc.*	28,826	461,793
Sears Holdings Corp.*(a)	4,409	201,932

		1,580,766

Oil, Gas & Consumable Fuels 4.3%
Alon USA Energy, Inc.	10,271	140,302
Alpha Natural Resources, Inc.*	29,575	160,888
Approach Resources, Inc.*	3,447	91,311
Arch Coal, Inc.(a)	17,118	66,760
Berry Petroleum Co., Class A	1,200	48,660
Bill Barrett Corp.*(a)	6,715	150,550
BPZ Resources, Inc.*	24,002	57,845
Callon Petroleum Co.*	5,830	23,320
Clayton Williams Energy, Inc.*	1,705	97,066
Cloud Peak Energy, Inc.*	10,495	168,235
Comstock Resources, Inc.	12,901	216,350
Contango Oil & Gas Co.	1,587	61,353
Crimson Exploration, Inc.*	5,318	17,071
Crosstex Energy, Inc.	4,337	87,130
CVR Energy, Inc.*(c)	15,772	0
Delek US Holdings, Inc.	13,041	394,490
DHT Holdings, Inc.	1,056	4,910
Double Eagle Petroleum Co.*	3,400	11,866
Emerald Oil, Inc.*	5,319	38,297
EPL Oil & Gas, Inc.*	6,261	201,354
Gastar Exploration Ltd.*	574	1,894
Green Plains Renewable Energy, Inc.*	9,109	150,845
Harvest Natural Resources, Inc.*(a)	10,400	42,848
HKN, Inc.*	46	3,220
James River Coal Co.*(a)	8,394	16,620
Knightsbridge Tankers Ltd.(a)	1,604	12,287
Lucas Energy, Inc.*	3,707	5,042
Magnum Hunter Resources Corp.*(a)	12,361	47,343
Matador Resources Co.*	3,184	41,710
Nordic American Tankers Ltd.(a)	457	4,332
Overseas Shipholding Group, Inc.*(a)	3,400	13,770
PDC Energy, Inc.*	6,710	370,056
Penn Virginia Corp.*	17,318	87,283
PetroQuest Energy, Inc.*	3,800	17,100
Renewable Energy Group, Inc.*	7,839	122,132
Rex Energy Corp.*	6,400	122,816
SandRidge Energy, Inc.*(a)	10	54
SemGroup Corp., Class A	537	30,308
Ship Finance International Ltd.(a)	9,817	157,956
Stone Energy Corp.*	11,501	280,164
Swift Energy Co.*(a)	7,500	95,550
Teekay Corp.	7,140	283,244
Tesoro Corp.	22,600	1,284,810
Triangle Petroleum Corp.*	10,421	73,989
USEC, Inc.*(a)	472	9,393
Verenium Corp.*(a)	236	514
Warren Resources, Inc.*	12,071	34,644
Western Refining, Inc.(a)	13,600	409,768
WPX Energy, Inc.*	8,489	163,074

		5,920,524

Paper & Forest Products 1.5%
Buckeye Technologies, Inc.	6,900	256,818
Clearwater Paper Corp.*	2,700	132,084
Domtar Corp.	8,334	579,296
KapStone Paper and Packaging Corp.	7,663	337,555
Louisiana-Pacific Corp.*	21,835	355,037
Mercer International, Inc.*	9,600	66,432
Neenah Paper, Inc.	2,214	87,608
P.H. Glatfelter Co.	3,742	99,051
Resolute Forest Products, Inc.*(a)	12,249	186,920

		2,100,801

Personal Products 0.3%
CCA Industries, Inc.	500	1,745
Elizabeth Arden, Inc.*	1,500	61,590

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Personal Products (continued)
Inter Parfums, Inc.	1,134	$37,399
Mannatech, Inc.*	180	2,405
Nutraceutical International Corp.	2,121	47,129
Prestige Brands Holdings, Inc.*	8,368	283,759

		434,027

Pharmaceuticals 0.4%
Cumberland Pharmaceuticals, Inc.*	3,851	21,566
Hi-Tech Pharmacal Co., Inc.(a)	600	21,564
Lannett Co., Inc.*	2,684	37,281
Pozen, Inc.*	2,379	13,679
SciClone Pharmaceuticals, Inc.*	9,673	60,553
Transcept Pharmaceuticals, Inc.*	1,237	3,476
ViroPharma, Inc.*	10,278	352,741

		510,860

Professional Services 1.4%
Barrett Business Services, Inc.	1,500	105,390
CBIZ, Inc.*	7,280	52,853
CDI Corp.	3,055	48,055
CRA International, Inc.*	1,679	32,136
Dolan Co. (The)*	2,303	5,850
Franklin Covey Co.*	4,213	67,998
FTI Consulting, Inc.*	8,562	319,020
GP Strategies Corp.*	4,123	108,888
Heidrick & Struggles International, Inc.	2,358	36,266
Hill International, Inc.*	5,280	16,579
Hudson Global, Inc.*	4,050	9,598
Huron Consulting Group, Inc.*	1,172	59,702
ICF International, Inc.*	3,713	123,977
Kelly Services, Inc., Class A	12,514	244,899
Korn/Ferry International*	6,888	134,523
Manpowergroup, Inc.	964	64,463
National Technical Systems, Inc.*	400	6,380
Navigant Consulting, Inc.*	7,022	94,235
On Assignment, Inc.*	6,903	210,749
Pendrell Corp.*	15,303	36,727
RCM Technologies, Inc.	400	2,168
Resources Connection, Inc.	7,118	94,669
Volt Information Sciences, Inc.*(a)	1,900	13,300
VSE Corp.	999	43,237

		1,931,662

Real Estate Investment Trusts (REITs) 0.3%
Geo Group, Inc. (The)	8,167	283,558
Ryman Hospitality Properties, Inc.(a)	2,067	76,996

		360,554

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.*	7,464	330,581
AV Homes, Inc.*	2,103	33,964
Consolidated-Tomoka Land Co.	504	19,580
Forestar Group, Inc.*	5,963	128,860
Thomas Properties Group, Inc.	9,577	54,206
ZipRealty, Inc.*	1,900	6,308

		573,499

Road & Rail 1.4%
AMERCO	800	133,056
Arkansas Best Corp.	7,253	157,390
Avis Budget Group, Inc.*	18,883	597,458
Celadon Group, Inc.	3,854	77,504
Con-way, Inc.	6,600	273,570
Covenant Transportation Group, Inc., Class A*	473	3,032
Frozen Food Express Industries*	800	1,672
Marten Transport Ltd.	5,894	101,141
PAM Transportation Services, Inc.	1,172	14,029
Patriot Transportation Holding, Inc.*	244	8,406
Roadrunner Transportation Systems, Inc.*	1,084	32,769
Ryder System, Inc.	6,066	375,121
Saia, Inc.*	3,478	104,131
Universal Truckload Services, Inc.*	1,147	31,623
USA Truck, Inc.*	1,450	9,005
Werner Enterprises, Inc.	553	13,305

		1,933,212

Semiconductors & Semiconductor Equipment 5.2%
Advanced Energy Industries, Inc.*	7,773	168,363
Alpha & Omega Semiconductor Ltd.*	1,600	12,240
Amkor Technology, Inc.*(a)	7,481	31,570
Amtech Systems, Inc.*	3,315	22,708
ANADIGICS, Inc.*	6,380	13,717
Applied Micro Circuits Corp.*	900	10,683
ASML Holding NV, NYRS-NL	986	88,641
ATMI, Inc.*	7,835	194,700
Axcelis Technologies, Inc.*	12,700	27,686
AXT, Inc.*	4,715	13,202
Brooks Automation, Inc.	23,201	227,834
BTU International, Inc.*	900	2,475
Cascade Microtech, Inc.*	1,518	10,641
Cohu, Inc.	3,875	45,725
Cree, Inc.*	8,679	606,662
CyberOptics Corp.*	400	2,396
Diodes, Inc.*	4,789	131,267
DSP Group, Inc.*	3,913	29,152
Entropic Communications, Inc.*	13,765	60,979
Exar Corp.*	6,231	81,065
Fairchild Semiconductor International, Inc.*	30,633	386,589
First Solar, Inc.*	7,977	392,788
FormFactor, Inc.*	14,193	103,183
GigOptix, Inc.*	427	547
GSI Technology, Inc.*	2,500	17,375
Ikanos Communications, Inc.*	4,200	5,376
Inphi Corp.*	1,324	15,438
Integrated Device Technology, Inc.*	23,123	208,338
Integrated Silicon Solution, Inc.*	7,289	87,249
International Rectifier Corp.*	14,824	357,407
Intersil Corp., Class A	20,183	206,068
IXYS Corp.	4,321	48,568
Kopin Corp.*	12,921	47,937
Kulicke & Soffa Industries, Inc.*	17,884	208,706
Lattice Semiconductor Corp.*	22,725	117,261
LTX-Credence Corp.*	6,608	35,419
Magnachip Semiconductor Corp.*	3,400	69,904
Mattson Technology, Inc.*(a)	2,700	6,048
MaxLinear, Inc., Class A*	1,093	7,575
MEMSIC, Inc.*	300	1,248
MKS Instruments, Inc.	14,152	383,802

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
MoSys, Inc.*	1,867	$7,673
Nanometrics, Inc.*	2,920	44,851
NeoPhotonics Corp.*	1,200	10,536
OmniVision Technologies, Inc.*	15,043	244,599
PDF Solutions, Inc.*	512	10,506
Pericom Semiconductor Corp.*	3,831	29,307
Photronics, Inc.*	12,155	92,986
PLX Technology, Inc.*	1,600	8,768
PMC-Sierra, Inc.*	14,492	95,720
Rambus, Inc.*	5,600	54,600
Rubicon Technology, Inc.*(a)	5,791	48,760
Rudolph Technologies, Inc.*	10,314	127,378
Sigma Designs, Inc.*	7,261	37,902
Silicon Image, Inc.*	8,373	47,977
Spansion, Inc., Class A*	8,299	97,928
STR Holdings, Inc.*	4,000	10,680
SunEdison, Inc.*	34,550	348,264
SunPower Corp.*(a)	16,685	461,340
Supertex, Inc.	1,559	41,906
Tessera Technologies, Inc.	8,307	166,722
TriQuint Semiconductor, Inc.*	43,600	348,364
Ultra Clean Holdings, Inc.*	1,100	7,623
Veeco Instruments, Inc.*(a)	5,633	195,803

		7,028,725

Software 0.6%
Accelrys, Inc.*	5,286	46,147
AsiaInfo-Linkage, Inc.*	4,900	57,085
BSQUARE Corp.*	700	1,953
EPIQ Systems, Inc.	6,249	81,299
ePlus, Inc.	892	56,633
Gerber Scientific, Inc.*(a)(b)(c)	4,000	0
GSE Systems, Inc.*	2,512	4,446
Mentor Graphics Corp.	6,272	128,764
Progress Software Corp.*	4,660	119,249
Rosetta Stone, Inc.*	1,877	30,670
Rovi Corp.*	2,656	59,840
Seachange International, Inc.*	5,351	63,035
Smith Micro Software, Inc.*	5,832	6,707
SS&C Technologies Holdings, Inc.*	3,019	108,020
TeleCommunication Systems, Inc., Class A*	10,728	28,966
Telenav, Inc.*	1,900	11,647

		804,461

Specialty Retail 5.3%
Aaron’s, Inc.	709	20,320
America’s Car-Mart, Inc.*	1,788	77,385
Barnes & Noble, Inc.*	16,595	296,221
bebe stores, inc.	19,178	114,684
Big 5 Sporting Goods Corp.	1,914	38,797
Body Central Corp.*	1,964	23,686
Books-A-Million, Inc.*(a)	1,900	4,712
Brown Shoe Co., Inc.	8,563	203,543
Build-A-Bear Workshop, Inc.*	4,000	28,440
Cabela’s, Inc.*	12,400	851,136
Cache, Inc.*	2,249	9,446
Cato Corp. (The), Class A	444	12,499
Christopher & Banks Corp.*	6,160	42,134
Citi Trends, Inc.*	2,357	33,210
Conn’s, Inc.*(a)	6,625	428,107
Destination XL Group, Inc.*	7,900	50,955
Finish Line, Inc. (The), Class A	2,700	60,102
GameStop Corp., Class A(a)	28,422	1,394,383
Genesco, Inc.*	1,600	112,608
Group 1 Automotive, Inc.	6,491	472,480
Haverty Furniture Cos., Inc.	4,796	124,696
hhgregg, Inc.*(a)	6,217	97,545
Lithia Motors, Inc., Class A	4,124	269,050
MarineMax, Inc.*	7,037	81,840
Men’s Wearhouse, Inc. (The)	7,229	288,654
New York & Co., Inc.*	3,308	20,609
Office Depot, Inc.*	43,701	189,225
OfficeMax, Inc.	15,580	177,456
Pacific Sunwear of California, Inc.*(a)	11,800	52,510
Penske Automotive Group, Inc.	10,729	398,904
Pep Boys-Manny, Moe & Jack (The)*	12,500	155,625
Perfumania Holdings, Inc.*	220	1,144
RadioShack Corp.*(a)	13,079	35,706
Rent-A-Center, Inc.	10,061	402,339
Shoe Carnival, Inc.	4,639	123,908
Sonic Automotive, Inc., Class A	2,981	65,999
Stage Stores, Inc.	2,400	59,904
Stein Mart, Inc.	8,627	120,519
Systemax, Inc.	2,270	21,860
Tandy Leather Factory, Inc.*	200	1,754
Trans World Entertainment Corp.	2,150	10,750
West Marine, Inc.*	3,667	39,824
Wet Seal, Inc. (The), Class A*	20,511	90,043
Zale Corp.*	13,921	129,187

		7,233,899

Textiles, Apparel & Luxury Goods 1.5%
Charles & Colvard Ltd.*	1,807	8,384
Columbia Sportswear Co.(a)	4,244	273,823
Culp, Inc.	928	17,855
Delta Apparel, Inc.*	158	2,536
G-III Apparel Group Ltd.*	3,729	191,894
Iconix Brand Group, Inc.*	15,064	494,702
Jones Group, Inc. (The)	15,841	260,109
Lakeland Industries, Inc.*	200	864
Maidenform Brands, Inc.*	2,300	53,728
Movado Group, Inc.	4,906	178,971
Perry Ellis International, Inc.	4,123	82,872
Quiksilver, Inc.*	25,943	163,960

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Textiles, Apparel & Luxury Goods (continued)
RG Barry Corp.	1,108	$19,202
Rocky Brands, Inc.	932	16,105
Skechers U.S.A., Inc., Class A*	10,520	286,985
Superior Uniform Group, Inc.	300	3,486
Unifi, Inc.*	2,451	56,226

		2,111,702

Thrifts & Mortgage Finance 2.3%
Astoria Financial Corp.	16,203	197,677
Atlantic Coast Financial Corp.*	235	1,130
Banc of California, Inc.	1,616	23,788
Bank Mutual Corp.	5,832	36,217
BankFinancial Corp.	2,879	24,759
BBX Capital Corp., Class A*	1,778	25,230
Beneficial Mutual Bancorp, Inc.*	6,207	53,504
Berkshire Hills Bancorp, Inc.	3,985	104,008
BofI Holding, Inc.*	1,200	65,100
Brookline Bancorp, Inc.	14,771	145,642
Cape Bancorp, Inc.	600	5,628
Capitol Federal Financial, Inc.	2,080	26,229
Dime Community Bancshares, Inc.	3,153	55,335
Doral Financial Corp.*	305	7,323
ESB Financial Corp.	837	10,973
ESSA Bancorp, Inc.	1,800	20,430
Federal Agricultural Mortgage Corp., Class C	1,400	43,526
First Defiance Financial Corp.	926	24,446
First Financial Northwest, Inc.	2,600	27,716
First Place Financial Corp.*	367	1
Flagstar Bancorp, Inc.*(a)	2,856	46,838
Fox Chase Bancorp, Inc.	641	11,230
Franklin Financial Corp.	1,418	25,907
HF Financial Corp.	155	2,082
Hingham Institution for Savings	82	5,893
Home Bancorp, Inc.*	983	17,940
HopFed Bancorp, Inc.	12	133
Hudson City Bancorp, Inc.	14,205	135,800
Louisiana Bancorp, Inc.*	600	10,932
Meridian Interstate Bancorp, Inc.*	203	4,153
MGIC Investment Corp.*	14,687	112,209
Northeast Community Bancorp, Inc.	300	1,968
Northfield Bancorp, Inc.	2,384	27,940
Northwest Bancshares, Inc.	10,676	147,542
OceanFirst Financial Corp.	2,296	39,216
Oritani Financial Corp.	888	14,439
People’s United Financial, Inc.	29,678	445,170
Provident Financial Holdings, Inc.	1,200	21,000
Provident Financial Services, Inc.	7,000	124,530
Provident New York Bancorp(a)	3,923	42,565
Pulaski Financial Corp.	573	5,736
Radian Group, Inc.(a)	9,800	137,690
Riverview Bancorp, Inc.*	670	1,742
Rockville Financial, Inc.	2,616	34,270
SI Financial Group, Inc.	1,087	12,305
Simplicity Bancorp, Inc.	412	6,102
Teche Holding Co.	71	3,240
Territorial Bancorp, Inc.	630	14,326
Tree.com, Inc.	1,200	22,668
TrustCo Bank Corp. NY	11,276	66,979
United Community Financial Corp.*	5,302	24,495
United Financial Bancorp, Inc.	2,317	36,168
Walker & Dunlop, Inc.*	2,658	49,014
Washington Federal, Inc.	20,793	452,248
Waterstone Financial, Inc.*	1,700	18,496
Westfield Financial, Inc.	6,098	42,442
WSFS Financial Corp.	183	10,894

		3,074,964

Tobacco 0.2%
Alliance One International, Inc.*	25,394	96,751
Universal Corp.	3,217	197,202

		293,953

Trading Companies & Distributors 1.3%
Aceto Corp.	4,030	62,546
Aircastle Ltd.	3,600	63,288
Applied Industrial Technologies, Inc.	465	24,254
Beacon Roofing Supply, Inc.*	5,115	208,641
CAI International, Inc.*	3,088	64,817
GATX Corp.	10,900	492,462
H&E Equipment Services, Inc.	6,083	138,936
Houston Wire & Cable Co.	1,022	15,156
Kaman Corp.	851	32,219
Lawson Products, Inc.*	889	10,784
Rush Enterprises, Inc., Class A*	7,111	177,206
TAL International Group, Inc.*(a)	9,079	365,430
Titan Machinery, Inc.*(a)	5,779	110,321
Willis Lease Finance Corp.*	606	8,629

		1,774,689

Water Utilities 0.0%†
Consolidated Water Co., Ltd.	2,441	28,950
SJW Corp.	529	14,754

		43,704

Wireless Telecommunication Services 0.6%
Leap Wireless International, Inc.*	11,649	194,305
NII Holdings, Inc.*(a)	8,451	60,678
Shenandoah Telecommunications Co.	1,889	36,401
Telephone & Data Systems, Inc.	7,036	186,525
T-Mobile US, Inc.*	8,475	204,332
United States Cellular Corp.	2,008	79,738
USA Mobility, Inc.	3,714	58,013

		819,992

Total Common Stocks (cost $102,349,845)		134,288,436

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Right 0.0%†

	Number of Rights	Market Value
Health Care Equipment & Supplies 0.0%†
Wright Medical Group, Inc., expiring 03/01/19*	8,100	$24,300

Total Right (cost $—)		24,300

Warrant 0.0%†

	Number of Warrants	Market Value
Health Care Equipment & Supplies 0.0%†
PhotoMedex, Inc., expiring 12/13/14*(a)(b)(c)	60	0

Total Warrant (cost $—)		0

Mutual Fund 1.9%

	Shares	Market Value
Money Market Fund 1.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.11% (d)	2,613,008	2,613,008

Total Mutual Fund (cost $2,613,008)		2,613,008

Repurchase Agreements 5.8%

	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.07%, dated 07/31/13, due 08/01/13, repurchase price $2,000,004, collateralized by U.S. Government Agency Securities ranging from 0.00% - 5.38%, maturing 08/05/13 - 05/04/37; total market value $2,040,004. (e)	$2,000,000	2,000,000
Credit Suisse (USA) LLC, 0.08%, dated 07/31/13, due 08/01/13, repurchase price $5,906,930, collateralized by U.S. Government Agency Securities ranging from 0.00% - 1.74%, maturing 07/15/18 - 05/04/37; total market value $6,025,100. (e)	5,906,917	5,906,917

Total Repurchase Agreements (cost $7,906,917)		7,906,917

Total Investments (cost $112,869,770) (f) — 106.1%		144,832,661
Liabilities in excess of other assets — (6.1%)		(8,370,980)

NET ASSETS — 100.0%		$136,461,681

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2013. The total value of securities on loan at July 31, 2013 was $7,744,518, which was collateralized by repurchase agreements with a value of $7,906,917 and $1,544 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.63% - 1.25%, and maturity dates ranging from 10/31/15 to 11/31/17, a total value of $7,908,461.
(b)	Illiquid security
(c)	Fair Valued Security
(d)	Represents 7-day effective yield as of July 31, 2013.
(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2013 was $7,906,917.
(f)	At July 31, 2013, the tax basis cost of the Fund’s investments was $112,869,848, tax unrealized appreciation and depreciation were $37,785,549 and $(5,822,736), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

ADR	American Depositary Receipt
AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign fair value. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The FVC follows guidelines approved by the Board of Trustees to assign the fair value. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees.

Securities may be fair valued in a variety of circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2013. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$2,017,402	$2,088	$—	$2,019,490
Air Freight & Logistics	476,804	—	—	476,804
Airlines	980,393	—	—	980,393
Auto Components	1,151,124	—	—	1,151,124
Beverages	551,326	—	—	551,326
Biotechnology	277,512	—	—	277,512
Building Products	921,920	—	—	921,920
Capital Markets	2,386,365	—	—	2,386,365
Chemicals	3,465,517	—	—	3,465,517
Commercial Banks	11,402,421	308	—	11,402,729
Commercial Services & Supplies	2,819,299	—	—	2,819,299
Communications Equipment	2,326,403	—	—	2,326,403
Computers & Peripherals	1,413,601	—	—	1,413,601
Construction & Engineering	2,722,648	—	—	2,722,648
Construction Materials	337,171	—	—	337,171
Consumer Finance	463,523	—	—	463,523
Containers & Packaging	610,021	—	—	610,021
Distributors	271,160	—	—	271,160
Diversified Consumer Services	991,240	—	—	991,240
Diversified Financial Services	848,850	—	—	848,850
Diversified Telecommunication Services	578,339	—	—	578,339
Electrical Equipment	1,482,230	—	—	1,482,230
Electronic Equipment, Instruments & Components	5,632,576	—	—	5,632,576
Energy Equipment & Services	5,971,444	—	—	5,971,444

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

July 31, 2013 (Unaudited)

Nationwide U.S. Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food & Staples Retailing	$992,810	$—	$—	$992,810
Food Products	3,220,111	—	—	3,220,111
Gas Utilities	306,401	—	—	306,401
Health Care Equipment & Supplies	2,695,067	—	—	2,695,067
Health Care Providers & Services	4,735,125	2,898	—	4,738,023
Health Care Technology	287,740	—	—	287,740
Hotels, Restaurants & Leisure	3,013,535	—	—	3,013,535
Household Durables	3,056,654	—	—	3,056,654
Household Products	324,410	—	—	324,410
Independent Power Producers & Energy Traders	213,486	—	—	213,486
Information Technology Services	1,732,655	—	—	1,732,655
Insurance	10,226,808	—	—	10,226,808
Internet & Catalog Retail	217,425	—	—	217,425
Internet Software & Services	1,989,775	—	—	1,989,775
Leisure Equipment & Products	341,875	—	—	341,875
Life Sciences Tools & Services	640,561	—	—	640,561
Machinery	4,476,553	—	—	4,476,553
Marine	240,242	—	—	240,242
Media	3,366,248	—	—	3,366,248
Metals & Mining	3,574,378	—	—	3,574,378
Multiline Retail	1,580,766	—	—	1,580,766
Oil, Gas & Consumable Fuels	5,920,524	—	—	5,920,524
Paper & Forest Products	2,100,801	—	—	2,100,801
Personal Products	434,027	—	—	434,027
Pharmaceuticals	510,860	—	—	510,860
Professional Services	1,931,662	—	—	1,931,662
Real Estate Investment Trusts (REITs)	360,554	—	—	360,554
Real Estate Management & Development	573,499	—	—	573,499
Road & Rail	1,933,212	—	—	1,933,212
Semiconductors & Semiconductor Equipment	7,028,725	—	—	7,028,725
Software	804,461	—	—	804,461
Specialty Retail	7,233,899	—	—	7,233,899
Textiles, Apparel & Luxury Goods	2,111,702	—	—	2,111,702
Thrifts & Mortgage Finance	3,074,964	—	—	3,074,964
Tobacco	293,953	—	—	293,953
Trading Companies & Distributors	1,774,689	—	—	1,774,689
Water Utilities	43,704	—	—	43,704
Wireless Telecommunication Services	819,992	—	—	819,992

Total Common Stocks	$134,283,142	$5,294	$—	$134,288,436

Mutual Fund	2,613,008	—	—	2,613,008
Repurchase Agreements	—	7,906,917	—	7,906,917
Right	24,300	—	—	24,300
Warrant	—	—	—	—

Total	$136,920,450	$7,912,211	$—	$144,832,661

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended July 31, 2013, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended July 31, 2013, the Fund held 4 common stock investments that were categorized as Level 3 investments which were each valued at $0.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	September 23, 2013

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	September 23, 2013